UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Government Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

February 28, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Government Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2018

% of fund's investments
Zero coupon bonds	0.3
0.01 - 0.99%	0.0
1 - 1.99%	19.7
2 - 2.99%	27.7
3 - 3.99%	24.3
4 - 4.99%	14.0
5 - 5.99%	7.8
6 - 6.99%	0.9
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**,***
Mortgage Securities	26.4%
CMOs and Other Mortgage Related Securities	29.6%
U.S. Treasury Obligations	36.0%
U.S. Government Agency Obligations†	2.2%
Foreign Government & Government Agency Obligations	3.6%
Asset-Backed Securities	3.9%
Short-Term Investments and Net Other Assets (Liabilities)††	(1.7)%

 * Foreign investments – 3.6%

 ** Futures and Swaps – 10.6%

 *** Written options - (3.0)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 38.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	322
1.125% 12/14/18	240	238
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,607
5.375% 4/1/56	3,438	4,559
		8,855
U.S. Treasury Obligations - 36.0%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,118
2.5% 2/15/46	28,232	24,909
2.75% 8/15/47	49,596	45,946
2.75% 11/15/47	4,400	4,077
2.875% 8/15/45	112,441	107,188
3% 11/15/44	29,032	28,380
3% 11/15/45	40,000	39,056
3% 5/15/47	15,900	15,498
3% 2/15/48	4,500	4,389
3.625% 2/15/44	43,531	47,450
4.75% 2/15/37 (a)(b)	52,044	65,285
5% 5/15/37 (a)(b)(c)	32,242	41,648
U.S. Treasury Notes:
1.125% 9/30/21	60,467	57,578
1.375% 4/30/20	29,895	29,303
1.375% 8/31/20	5,000	4,881
1.375% 1/31/21	22,500	21,835
1.375% 4/30/21	15,000	14,504
1.375% 5/31/21	20,000	19,313
1.5% 4/15/20	653	642
1.5% 7/15/20	20,725	20,325
1.5% 8/15/26	9,629	8,642
1.625% 6/30/20	4,710	4,633
1.625% 7/31/20	30,000	29,495
1.625% 8/31/22	17,293	16,565
1.75% 10/31/20	2,405	2,366
1.75% 12/31/20	31,701	31,134
1.75% 6/30/22	34,052	32,859
1.875% 1/31/22	45,770	44,592
1.875% 3/31/22	56,661	55,107
1.875% 7/31/22	85,036	82,405
1.875% 9/30/22(b)	28,814	27,876
2% 9/30/20	15,143	15,001
2% 12/31/21	78,894	77,291
2% 7/31/22	18,845	18,375
2% 10/31/22	10,000	9,720
2% 8/15/25 (a)	38,778	36,632
2% 11/15/26	12,579	11,732
2.125% 6/30/21	22,000	21,746
2.125% 12/31/21	2,000	1,969
2.125% 6/30/22	146	143
2.125% 7/31/24	77,525	74,585
2.125% 11/30/24	51,557	49,440
2.125% 5/15/25	18,702	17,860
2.25% 2/29/20	22,000	21,996
2.25% 7/31/21	26,021	25,801
2.25% 12/31/24	47,409	45,800
2.25% 2/15/27	3,000	2,850
2.25% 11/15/27	13,251	12,538
2.375% 1/31/23	8,710	8,600
2.375% 5/15/27	2,200	2,110
2.625% 2/28/23	25,000	24,973
2.75% 2/15/28	9,000	8,909
		1,430,070
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (d)(e)	2,394	2,397
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,522
		77,919
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,565,589)		1,516,844

U.S. Government Agency - Mortgage Securities - 12.0%
Fannie Mae - 5.3%
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (d)(e)	77	79
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)	88	91
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (d)(e)	340	352
12 month U.S. LIBOR + 1.551% 2.488% 2/1/44 (d)(e)	308	317
12 month U.S. LIBOR + 1.553% 2.611% 5/1/44 (d)(e)	972	997
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (d)(e)	81	84
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (d)(e)	393	405
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)	111	116
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (d)(e)	528	542
12 month U.S. LIBOR + 1.574% 2.656% 4/1/44 (d)(e)	1,396	1,436
12 month U.S. LIBOR + 1.580% 2.44% 4/1/44 (d)(e)	555	570
12 month U.S. LIBOR + 1.580% 2.519% 1/1/44 (d)(e)	576	593
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (d)(e)	236	243
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (d)(e)	54	57
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (d)(e)	1,055	1,087
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (d)(e)	124	128
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (d)(e)	804	834
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (d)(e)	210	221
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (d)(e)	1,145	1,187
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (d)(e)	120	124
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (d)(e)	161	169
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (d)(e)	110	116
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (d)(e)	66	68
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (d)(e)	70	72
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (d)(e)	47	48
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (d)(e)	105	108
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)	53	55
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (d)(e)	39	40
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (d)(e)	46	47
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (d)(e)	46	48
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)	49	52
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (d)(e)	83	87
3.5% 3/1/48 (f)	98,100	97,921
4% 5/1/29 to 1/1/47	42,827	44,165
4% 3/1/48 (f)	7,000	7,171
4% 4/1/48 (f)	7,000	7,159
4.5% 11/1/25 to 6/1/41	7,358	7,715
5.5% 12/1/39 to 5/1/44	29,060	31,974
6% 1/1/34 to 6/1/36	4,437	4,948
6.5% 3/1/22 to 5/1/27	226	247
9.5% 10/1/20	3	3
11.5% 1/15/21	0	0
		211,676
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (d)(e)	1,164	1,218
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (d)(e)	639	668
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (d)(e)	107	110
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (d)(e)	1,785	1,859
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (d)(e)	126	130
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (d)(e)	129	135
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (d)(e)	129	136
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (d)(e)	174	183
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (d)(e)	163	171
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)	241	255
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (d)(e)	6	7
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)	154	158
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (d)(e)	110	114
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (d)(e)	118	125
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.441% 2/1/36 (d)(e)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (d)(e)	485	506
3% 2/1/31	9,474	9,470
4% 5/1/47 to 7/1/47	4,245	4,353
4.5% 5/1/39 to 10/1/41	2,334	2,470
5.5% 7/1/29	17	18
6% 1/1/24	807	853
9.5% 11/1/19 to 8/1/21	2	2
		22,952
Ginnie Mae - 6.1%
6% 6/15/36	3,610	4,145
4.312% 8/20/61 (d)(g)	1,468	1,480
4.5% 3/1/48 (f)	12,800	13,314
4.5% 3/1/48 (f)	10,950	11,389
4.5% 3/1/48 (f)	10,950	11,389
4.5% 3/1/48 (f)	11,400	11,858
4.5% 3/1/48 (f)	17,050	17,734
4.5% 3/1/48 (f)	42,650	44,362
4.5% 4/1/48 (f)	49,400	51,323
4.5% 4/1/48 (f)	56,400	58,595
4.642% 2/20/62 (d)(g)	1,905	1,938
4.674% 2/20/62 (d)(g)	2,328	2,362
4.698% 1/20/62 (d)(g)	12,873	13,054
5.47% 8/20/59 (d)(g)	14	14
		242,957
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $479,703)		477,585

Asset-Backed Securities - 3.9%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (d)(e)	$7,233	$7,226
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (d)(e)	3,496	3,492
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (d)(e)	993	994
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.9207% 7/26/66 (d)(e)(h)	9,737	9,742
Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (d)(e)(h)	14,550	14,642
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 1.7514% 3/25/67 (d)(e)(h)	16,267	16,261
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 1.8452% 1/25/30 (d)(e)	8,717	8,703
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (d)(e)	26,023	26,002
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (d)(e)	64,752	64,921
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	558	568
Series 2002-20K Class 1, 5.08% 11/1/22	834	861
Series 2004-20H Class 1, 5.17% 8/1/24	342	357
TOTAL ASSET-BACKED SECURITIES
(Cost $153,633)		153,769

Collateralized Mortgage Obligations - 16.7%
U.S. Government Agency - 16.7%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6007% 8/25/31 (d)(e)	78	80
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.19% 11/18/31 (d)(e)	72	73
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (d)(e)	31	32
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6207% 11/25/32 (d)(e)	63	65
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5507% 6/25/36 (d)(e)	4,730	4,803
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	972	999
Series 2005-64 Class PX, 5.5% 6/25/35	1,264	1,337
Series 2005-68 Class CZ, 5.5% 8/25/35	3,778	4,126
Series 2006-45 Class OP 6/25/36 (i)	649	550
Series 2010-118 Class PB, 4.5% 10/25/40	5,382	5,554
Series 2012-149:
Class DA, 1.75% 1/25/43	970	928
Class GA, 1.75% 6/25/42	954	911
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	660	688
Series 2004-91 Class Z, 5% 12/25/34	4,427	4,725
Series 2005-117 Class JN, 4.5% 1/25/36	322	335
Series 2005-14 Class ZB, 5% 3/25/35	1,379	1,475
Series 2006-72 Class CY, 6% 8/25/26	2,734	2,909
Series 2009-59 Class HB, 5% 8/25/39	2,046	2,188
Series 201-75 Class AL, 3.5% 8/25/26	11,851	12,087
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,406
Series 2011-80:
Class HE, 3.5% 8/25/26	4,160	4,254
Class KB, 3.5% 8/25/26	6,462	6,598
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	160	6
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	219	7
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	2,898	296
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5407% 3/25/36 (d)(e)	2,958	3,023
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	636	30
Series 2012-27 Class EZ, 4.25% 3/25/42	6,806	7,047
Series 2016-26 Class CG, 3% 5/25/46	18,866	18,773
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.1875% 2/15/32 (d)(e)	42	42
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.0875% 6/15/18 (d)(e)	2	2
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.4875% 10/15/33 (d)(e)	2,203	2,235
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/33 (d)(e)	1,347	1,373
planned amortization class:
Series 1141 Class G, 9% 9/15/21	26	28
Series 2682 Class LD, 4.5% 10/15/33	591	617
Series 3415 Class PC, 5% 12/15/37	405	431
Series 3840 Class VA, 4.5% 9/15/27	3,465	3,502
Series 3857 Class ZP, 5% 5/15/41	3,067	3,457
Series 4135 Class AB, 1.75% 6/15/42	713	681
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,664	7,274
Series 2587 Class AD, 4.71% 3/15/33	2,368	2,462
Series 2773 Class HC, 4.5% 4/15/19	46	46
Series 2877 Class ZD, 5% 10/15/34	5,452	5,823
Series 3007 Class EW, 5.5% 7/15/25	4,333	4,580
Series 3745 Class KV, 4.5% 12/15/26	6,018	6,310
Series 3806 Class L, 3.5% 2/15/26	8,900	9,102
Series 3862 Class MB, 3.5% 5/15/26	6,893	7,039
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,553
Series 3889 Class DZ, 4% 1/15/41	35,497	36,351
Series 3843 Class PZ, 5% 4/15/41	2,623	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	6,078	6,268
Series 4341 Class ML, 3.5% 11/15/31	8,800	8,954
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.0412% 1/20/38 (d)(e)	216	217
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.4212% 8/20/38 (d)(e)	1,663	1,692
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.4612% 9/20/38 (d)(e)	1,416	1,446
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.1881% 11/16/39 (d)(e)	881	887
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.9294% 9/20/61 (d)(e)(g)	8,184	8,215
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (d)(e)(g)	5,344	5,368
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (d)(e)(g)	4,547	4,582
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (d)(e)(g)	2,991	3,013
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (d)(e)(g)	4,282	4,306
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (d)(e)(g)	2,638	2,653
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (d)(e)(g)	2,264	2,268
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.9794% 8/20/63 (d)(e)(g)	1,091	1,096
Class FD, 1 month U.S. LIBOR + 0.600% 1.9794% 8/20/63 (d)(e)(g)	2,838	2,849
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.2118% 12/20/63 (d)(e)(g)	35,584	35,830
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (d)(e)(g)	13,245	13,307
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.8618% 3/20/65 (d)(e)(g)	6,465	6,466
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (d)(e)(g)	8,210	8,212
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (d)(e)(g)	9,484	9,481
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (d)(e)(g)	10,209	10,219
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,122
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,741
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	4,122	4,072
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	35,666	35,998
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	8,623	8,595
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	4,728	4,682
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/62 (d)(e)(g)	17,875	17,924
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (d)(e)(g)	3,183	3,194
Series 2004-22 Class M1, 5.5% 4/20/34	600	717
Series 2010-169 Class Z, 4.5% 12/20/40	6,980	7,347
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	10,915	11,139
Series 2010-H17 Class XP, 5.2946% 7/20/60 (d)(g)	10,751	11,011
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	9,679	9,862
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	978	77
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (d)(k)	3,530	3,617
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (d)(k)	9,799	10,156
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	23,116	22,782
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	12,428	12,391
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	34,918	34,841
Class JA, 2.5% 6/20/65 (g)	4,043	4,032
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	36,646	36,236
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (d)(e)(g)	23,600	23,730
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (d)(e)(g)	20,958	21,014
Series 2090-118 Class XZ, 5% 12/20/39	14,448	15,777
		664,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $676,388)		664,526

Commercial Mortgage Securities - 10.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	46,890	45,022
FHLMC Multi-Family Structured Pass-Through Certificates sequential payer:
Series K071 Class A2, 3.289% 11/25/27	8,900	8,884
Series K072 Class A2, 3.444% 12/25/50	21,029	21,263
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (d)(e)	10,600	10,610
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (d)(e)	21,200	21,210
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,860
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,780
Series K009 Class A2, 3.808% 8/25/20	5,591	5,728
Series K034 Class A1, 2.669% 2/25/23	10,896	10,824
Series K073 Class A2, 3.35% 1/25/28	33,000	33,081
Series K708 Class A2, 2.13% 1/25/19	23,574	23,502
Series K709 Class A2, 2.086% 3/25/19	17,210	17,143
Series K710 Class A2, 1.883% 5/25/19	16,814	16,719
Series K713 Class A2, 2.313% 3/25/20	5,437	5,399
Series K717 Class A2, 2.991% 9/25/21	12,968	13,012
Series K729 Class A1, 2.9184% 2/25/24	24,304	24,288
Series K032 Class A1, 3.016% 2/25/23	18,386	18,497
Series K504 Class A2, 2.566% 9/25/20	15,428	15,409
Series K704 Class A2, 2.412% 8/25/18	4,481	4,479
Series K706 Class A2, 2.323% 10/25/18	9,365	9,360
Series K724 Class A1, 2.776% 3/25/23	15,830	15,770
Series K726 Class A1, 2.596% 8/25/23	4,796	4,748
Series K730 Class A1, 3.447% 9/24/24	22,600	23,051
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (d)(e)	43,722	43,884
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $419,760)		414,523

Foreign Government and Government Agency Obligations - 3.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	82,037
5.5% 12/4/23	48	55
5.5% 4/26/24	6,065	6,936
Jordanian Kingdom 3% 6/30/25	19,267	19,336
Ukraine Government 1.471% 9/29/21	34,809	33,458
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,746)		141,822
	Shares	Value (000s)

Fixed-Income Funds - 21.6%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $852,107)	8,146,148	858,767

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.41% (m)
(Cost $122,981)	122,956,009	122,981

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$624
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	2,894
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	2,057

TOTAL PUT OPTIONS			5,575

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	235
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	1,965
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	849

TOTAL CALL OPTIONS			3,049

TOTAL PURCHASED SWAPTIONS
(Cost $8,178)			8,624
TOTAL INVESTMENT IN SECURITIES - 109.7%
(Cost $4,414,085)			4,359,441
NET OTHER ASSETS (LIABILITIES) - (9.7)%			(384,188)
NET ASSETS - 100%			$3,975,253

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/48	$(98,100)	$(97,922)
4% 3/1/48	(7,000)	(7,170)

TOTAL FANNIE MAE		(105,092)

Ginnie Mae
4.5% 3/1/48	(49,400)	(51,383)
4.5% 3/1/48	(56,400)	(58,663)

TOTAL GINNIE MAE		(110,046)

TOTAL TBA SALE COMMITMENTS
(Proceeds $215,065)		$(215,138)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	57,570	$(1,702)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	57,570	(1,955)
TOTAL WRITTEN SWAPTIONS			$(3,657)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	730	June 2018	$87,634	$141	$141
CBOT 2-Year U.S. Treasury Note Contracts (United States)	872	June 2018	185,273	(2)	(2)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	636	June 2018	72,459	(255)	(255)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	June 2018	34,138	416	416
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	75	June 2018	9,605	29	29
TOTAL FUTURES CONTRACTS					$329

The notional amount of futures purchased as a percentage of Net Assets is 9.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $385,714.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	$19,866	$(289)	$0	$(289)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,189,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $170,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $674,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,645,000 or 1.0% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$226
Fidelity Mortgage Backed Securities Central Fund	12,490
Total	$12,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$100,490	$152,000	$3,913	$(32,641)	$858,767	12.0%
Total	$939,005	$100,490	$152,000	$3,913	$(32,641)	$858,767

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,516,844	$--	$1,516,844	$--
U.S. Government Agency - Mortgage Securities	477,585	--	477,585	--
Asset-Backed Securities	153,769	--	153,769	--
Collateralized Mortgage Obligations	664,526	--	664,526	--
Commercial Mortgage Securities	414,523	--	414,523	--
Foreign Government and Government Agency Obligations	141,822	--	141,822	--
Fixed-Income Funds	858,767	858,767	--	--
Money Market Funds	122,981	122,981	--	--
Purchased Swaptions	8,624	--	8,624	--
Total Investments in Securities:	$4,359,441	$981,748	$3,377,693	$--
Derivative Instruments:
Assets
Futures Contracts	$586	$586	$--	$--
Total Assets	$586	$586	$--	$--
Liabilities
Futures Contracts	$(257)	$(257)	$--	$--
Swaps	(289)	--	(289)	--
Written Swaptions	(3,657)	--	(3,657)	--
Total Liabilities	$(4,203)	$(257)	$(3,946)	$--
Total Derivative Instruments:	$(3,617)	$329	$(3,946)	$--
Other Financial Instruments:
TBA Sale Commitments	$(215,138)	$--	$(215,138)	$--
Total Other Financial Instruments:	$(215,138)	$--	$(215,138)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$586	$(257)
Purchased Swaptions(b)	8,624	0
Swaps(c)	0	(289)
Written Swaptions(d)	0	(3,657)
Total Interest Rate Risk	9,210	(4,203)
Total Value of Derivatives	$9,210	$(4,203)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,438,997)	$3,377,693
Fidelity Central Funds (cost $975,088)	981,748
Total Investment in Securities (cost $4,414,085)		$4,359,441
Receivable for investments sold		35,041
Receivable for TBA sale commitments		215,065
Receivable for fund shares sold		2,440
Interest receivable		11,082
Distributions receivable from Fidelity Central Funds		110
Receivable for daily variation margin for on futures contracts		484
Receivable for daily variation margin on centrally cleared OTC swaps		46
Other receivables		68
Total assets		4,623,777
Liabilities
Payable for investments purchased
Regular delivery	$91,488
Delayed delivery	332,375
TBA sale commitments, at value	215,138
Payable for fund shares redeemed	3,914
Distributions payable	235
Accrued management fee	1,017
Distribution and service plan fees payable	112
Written options, at value (premium received $3,748)	3,657
Other affiliated payables	520
Other payables and accrued expenses	68
Total liabilities		648,524
Net Assets		$3,975,253
Net Assets consist of:
Paid in capital		$4,119,944
Distributions in excess of net investment income		(7,437)
Accumulated undistributed net realized gain (loss) on investments		(82,668)
Net unrealized appreciation (depreciation) on investments		(54,586)
Net Assets		$3,975,253
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($152,293 ÷ 15,242 shares)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class M:
Net Asset Value and redemption price per share ($140,278 ÷ 14,041 shares)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class C:
Net Asset Value and offering price per share ($59,188 ÷ 5,925 shares)(a)		$9.99
Government Income:
Net Asset Value, offering price and redemption price per share ($3,172,355 ÷ 318,009 shares)		$9.98
Class I:
Net Asset Value, offering price and redemption price per share ($451,139 ÷ 45,154 shares)		$9.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$36,272
Income from Fidelity Central Funds		12,716
Total income		48,988
Expenses
Management fee	$6,427
Transfer agent fees	2,334
Distribution and service plan fees	717
Fund wide operations fee	908
Independent trustees' fees and expenses	8
Miscellaneous	7
Total expenses before reductions	10,401
Expense reductions	(2)	10,399
Net investment income (loss)		38,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,143)
Fidelity Central Funds	3,913
Futures contracts	(11,097)
Swaps	(131)
Total net realized gain (loss)		(19,458)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(99,739)
Fidelity Central Funds	(32,643)
Futures contracts	(225)
Swaps	(305)
Written options	91
Delayed delivery commitments	799
Total change in net unrealized appreciation (depreciation)		(132,022)
Net gain (loss)		(151,480)
Net increase (decrease) in net assets resulting from operations		$(112,891)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,589	$76,961
Net realized gain (loss)	(19,458)	1,723
Change in net unrealized appreciation (depreciation)	(132,022)	(115,167)
Net increase (decrease) in net assets resulting from operations	(112,891)	(36,483)
Distributions to shareholders from net investment income	(38,482)	(74,479)
Distributions to shareholders from net realized gain	–	(34,956)
Total distributions	(38,482)	(109,435)
Share transactions - net increase (decrease)	(238,658)	(430,132)
Total increase (decrease) in net assets	(390,031)	(576,050)
Net Assets
Beginning of period	4,365,284	4,941,334
End of period	$3,975,253	$4,365,284
Other Information
Distributions in excess of net investment income end of period	$(7,437)	$(7,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.080	.149	.135	.126	.138	.105
Net realized and unrealized gain (loss)	(.370)	(.230)	.270	.048	.278	(.454)
Total from investment operations	(.290)	(.081)	.405	.174	.416	(.349)
Distributions from net investment income	(.080)	(.143)	(.150)	(.116)	(.139)	(.099)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.080)	(.219)	(.245)	(.144)	(.146)	(.421)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(2.81)%	(.73)%	3.92%	1.67%	4.10%	(3.29)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%G	.77%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.77%G	.77%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.58%G	1.44%	1.28%	1.20%	1.34%	.99%
Supplemental Data
Net assets, end of period (in millions)	$152	$174	$261	$222	$246	$291
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.080	.149	.135	.127	.140	.107
Net realized and unrealized gain (loss)	(.370)	(.229)	.270	.048	.277	(.454)
Total from investment operations	(.290)	(.080)	.405	.175	.417	(.347)
Distributions from net investment income	(.080)	(.144)	(.150)	(.117)	(.140)	(.101)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.080)	(.220)	(.245)	(.145)	(.147)	(.423)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(2.81)%	(.73)%	3.92%	1.68%	4.12%	(3.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	1.58%G	1.44%	1.28%	1.20%	1.36%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$140	$157	$197	$181	$196	$228
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.041	.069	.053	.044	.059	.025
Net realized and unrealized gain (loss)	(.371)	(.229)	.270	.048	.278	(.443)
Total from investment operations	(.330)	(.160)	.323	.092	.337	(.418)
Distributions from net investment income	(.040)	(.064)	(.068)	(.034)	(.060)	(.020)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.040)	(.140)	(.163)	(.062)	(.067)	(.342)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(3.19)%	(1.49)%	3.12%	.88%	3.32%	(3.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Net investment income (loss)	.80%G	.67%	.50%	.42%	.57%	.24%
Supplemental Data
Net assets, end of period (in millions)	$59	$72	$94	$54	$58	$73
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.65	$10.48	$10.45	$10.18	$10.95
Income from Investment Operations
Net investment income (loss)A	.096	.181	.167	.159	.171	.138
Net realized and unrealized gain (loss)	(.370)	(.229)	.281	.048	.278	(.453)
Total from investment operations	(.274)	(.048)	.448	.207	.449	(.315)
Distributions from net investment income	(.096)	(.176)	(.183)	(.149)	(.172)	(.133)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.096)	(.252)	(.278)	(.177)	(.179)	(.455)
Net asset value, end of period	$9.98	$10.35	$10.65	$10.48	$10.45	$10.18
Total ReturnB,C	(2.66)%	(.42)%	4.35%	1.99%	4.45%	(2.99)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.90%F	1.76%	1.59%	1.51%	1.66%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$3,172	$3,467	$3,896	$3,489	$3,157	$3,412
Portfolio turnover rateG	146%F	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.094	.177	.162	.154	.166	.133
Net realized and unrealized gain (loss)	(.370)	(.230)	.271	.048	.277	(.454)
Total from investment operations	(.276)	(.053)	.433	.202	.443	(.321)
Distributions from net investment income	(.094)	(.171)	(.178)	(.144)	(.166)	(.127)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.094)	(.247)	(.273)	(.172)	(.173)	(.449)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(2.68)%	(.46)%	4.19%	1.94%	4.38%	(3.03)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.86%F	1.71%	1.54%	1.46%	1.61%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$451	$496	$494	$412	$298	$296
Portfolio turnover rateG	146%F	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less Than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,537
Gross unrealized depreciation	(119,552)
Net unrealized appreciation (depreciation)	$(97,015)
Tax cost	$4,456,514

The Fund elected to defer to its next fiscal year approximately $14,932 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, , the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(11,097)	$(225)
Purchased Options	66	446
Swaps	(131)	(305)
Written Options	–	91
Totals	$(11,162)	$7

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $239,830 and $189,317, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$203	$37
Class M	-%	.25%	186	41
Class C	.75%	.25%	328	11
			$717	$89

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	1
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$137.17
Class M	120.16
Class C	63.19
Government Income	1,668.10
Class I	346.14
	$2,334

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $18.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$1,265	$3,003
Class M	1,165	2,353
Class C	258	492
Government Income	31,372	60,593
Class I	4,422	8,038
Total	$38,482	$74,479
From net realized gain
Class A	$–	$1,831
Class M	–	1,339
Class C	–	658
Government Income	–	27,600
Class I	–	3,528
Total	$–	$34,956

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	1,470	4,084	$14,931	$42,226
Reinvestment of distributions	120	450	1,225	4,652
Shares redeemed	(3,158)	(12,230)	(32,227)	(125,628)
Net increase (decrease)	(1,568)	(7,696)	$(16,071)	$(78,750)
Class M
Shares sold	1,871	3,752	$19,034	$38,695
Reinvestment of distributions	106	338	1,076	3,499
Shares redeemed	(3,042)	(7,416)	(30,989)	(76,589)
Net increase (decrease)	(1,065)	(3,326)	$(10,879)	$(34,395)
Class C
Shares sold	517	1,245	$5,274	$12,880
Reinvestment of distributions	24	102	244	1,056
Shares redeemed	(1,520)	(3,261)	(15,467)	(33,484)
Net increase (decrease)	(979)	(1,914)	$(9,949)	$(19,548)
Government Income
Shares sold	26,130	78,457	$265,748	$805,428
Reinvestment of distributions	2,963	8,206	30,085	84,659
Shares redeemed	(46,215)	(117,437)	(470,136)	(1,203,566)
Net increase (decrease)	(17,122)	(30,774)	$(174,303)	$(313,479)
Class I
Shares sold	11,075	13,696	$113,239	$140,776
Reinvestment of distributions	418	1,085	4,245	11,211
Shares redeemed	(14,199)	(13,214)	(144,940)	(135,947)
Net increase (decrease)	(2,706)	1,567	$(27,456)	$16,040

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.77%
Actual		$1,000.00	$971.90	$3.76
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class M	.77%
Actual		$1,000.00	$971.90	$3.76
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.55%
Actual		$1,000.00	$968.10	$7.56
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Government Income	.45%
Actual		$1,000.00	$973.40	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$973.20	$2.45
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGVT-SANN-0418
1.834245.111

Fidelity® Government Income Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 28, 2018

% of fund's investments
Zero coupon bonds	0.3
0.01 - 0.99%	0.0
1 - 1.99%	19.7
2 - 2.99%	27.7
3 - 3.99%	24.3
4 - 4.99%	14.0
5 - 5.99%	7.8
6 - 6.99%	0.9
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**,***
Mortgage Securities	26.4%
CMOs and Other Mortgage Related Securities	29.6%
U.S. Treasury Obligations	36.0%
U.S. Government Agency Obligations†	2.2%
Foreign Government & Government Agency Obligations	3.6%
Asset-Backed Securities	3.9%
Short-Term Investments and Net Other Assets (Liabilities)††	(1.7)%

 * Foreign investments – 3.6%

 ** Futures and Swaps – 10.6%

 *** Written options - (3.0)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 38.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	322
1.125% 12/14/18	240	238
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,607
5.375% 4/1/56	3,438	4,559
		8,855
U.S. Treasury Obligations - 36.0%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,118
2.5% 2/15/46	28,232	24,909
2.75% 8/15/47	49,596	45,946
2.75% 11/15/47	4,400	4,077
2.875% 8/15/45	112,441	107,188
3% 11/15/44	29,032	28,380
3% 11/15/45	40,000	39,056
3% 5/15/47	15,900	15,498
3% 2/15/48	4,500	4,389
3.625% 2/15/44	43,531	47,450
4.75% 2/15/37 (a)(b)	52,044	65,285
5% 5/15/37 (a)(b)(c)	32,242	41,648
U.S. Treasury Notes:
1.125% 9/30/21	60,467	57,578
1.375% 4/30/20	29,895	29,303
1.375% 8/31/20	5,000	4,881
1.375% 1/31/21	22,500	21,835
1.375% 4/30/21	15,000	14,504
1.375% 5/31/21	20,000	19,313
1.5% 4/15/20	653	642
1.5% 7/15/20	20,725	20,325
1.5% 8/15/26	9,629	8,642
1.625% 6/30/20	4,710	4,633
1.625% 7/31/20	30,000	29,495
1.625% 8/31/22	17,293	16,565
1.75% 10/31/20	2,405	2,366
1.75% 12/31/20	31,701	31,134
1.75% 6/30/22	34,052	32,859
1.875% 1/31/22	45,770	44,592
1.875% 3/31/22	56,661	55,107
1.875% 7/31/22	85,036	82,405
1.875% 9/30/22(b)	28,814	27,876
2% 9/30/20	15,143	15,001
2% 12/31/21	78,894	77,291
2% 7/31/22	18,845	18,375
2% 10/31/22	10,000	9,720
2% 8/15/25 (a)	38,778	36,632
2% 11/15/26	12,579	11,732
2.125% 6/30/21	22,000	21,746
2.125% 12/31/21	2,000	1,969
2.125% 6/30/22	146	143
2.125% 7/31/24	77,525	74,585
2.125% 11/30/24	51,557	49,440
2.125% 5/15/25	18,702	17,860
2.25% 2/29/20	22,000	21,996
2.25% 7/31/21	26,021	25,801
2.25% 12/31/24	47,409	45,800
2.25% 2/15/27	3,000	2,850
2.25% 11/15/27	13,251	12,538
2.375% 1/31/23	8,710	8,600
2.375% 5/15/27	2,200	2,110
2.625% 2/28/23	25,000	24,973
2.75% 2/15/28	9,000	8,909
		1,430,070
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (d)(e)	2,394	2,397
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,522
		77,919
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,565,589)		1,516,844

U.S. Government Agency - Mortgage Securities - 12.0%
Fannie Mae - 5.3%
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (d)(e)	77	79
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)	88	91
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (d)(e)	340	352
12 month U.S. LIBOR + 1.551% 2.488% 2/1/44 (d)(e)	308	317
12 month U.S. LIBOR + 1.553% 2.611% 5/1/44 (d)(e)	972	997
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (d)(e)	81	84
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (d)(e)	393	405
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)	111	116
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (d)(e)	528	542
12 month U.S. LIBOR + 1.574% 2.656% 4/1/44 (d)(e)	1,396	1,436
12 month U.S. LIBOR + 1.580% 2.44% 4/1/44 (d)(e)	555	570
12 month U.S. LIBOR + 1.580% 2.519% 1/1/44 (d)(e)	576	593
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (d)(e)	236	243
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (d)(e)	54	57
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (d)(e)	1,055	1,087
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (d)(e)	124	128
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (d)(e)	804	834
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (d)(e)	210	221
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (d)(e)	1,145	1,187
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (d)(e)	120	124
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (d)(e)	161	169
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (d)(e)	110	116
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (d)(e)	66	68
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (d)(e)	70	72
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (d)(e)	47	48
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (d)(e)	105	108
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)	53	55
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (d)(e)	39	40
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (d)(e)	46	47
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (d)(e)	46	48
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)	49	52
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (d)(e)	83	87
3.5% 3/1/48 (f)	98,100	97,921
4% 5/1/29 to 1/1/47	42,827	44,165
4% 3/1/48 (f)	7,000	7,171
4% 4/1/48 (f)	7,000	7,159
4.5% 11/1/25 to 6/1/41	7,358	7,715
5.5% 12/1/39 to 5/1/44	29,060	31,974
6% 1/1/34 to 6/1/36	4,437	4,948
6.5% 3/1/22 to 5/1/27	226	247
9.5% 10/1/20	3	3
11.5% 1/15/21	0	0
		211,676
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (d)(e)	1,164	1,218
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (d)(e)	639	668
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (d)(e)	107	110
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (d)(e)	1,785	1,859
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (d)(e)	126	130
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (d)(e)	129	135
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (d)(e)	129	136
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (d)(e)	174	183
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (d)(e)	163	171
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)	241	255
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (d)(e)	6	7
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)	154	158
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (d)(e)	110	114
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (d)(e)	118	125
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.441% 2/1/36 (d)(e)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (d)(e)	485	506
3% 2/1/31	9,474	9,470
4% 5/1/47 to 7/1/47	4,245	4,353
4.5% 5/1/39 to 10/1/41	2,334	2,470
5.5% 7/1/29	17	18
6% 1/1/24	807	853
9.5% 11/1/19 to 8/1/21	2	2
		22,952
Ginnie Mae - 6.1%
6% 6/15/36	3,610	4,145
4.312% 8/20/61 (d)(g)	1,468	1,480
4.5% 3/1/48 (f)	12,800	13,314
4.5% 3/1/48 (f)	10,950	11,389
4.5% 3/1/48 (f)	10,950	11,389
4.5% 3/1/48 (f)	11,400	11,858
4.5% 3/1/48 (f)	17,050	17,734
4.5% 3/1/48 (f)	42,650	44,362
4.5% 4/1/48 (f)	49,400	51,323
4.5% 4/1/48 (f)	56,400	58,595
4.642% 2/20/62 (d)(g)	1,905	1,938
4.674% 2/20/62 (d)(g)	2,328	2,362
4.698% 1/20/62 (d)(g)	12,873	13,054
5.47% 8/20/59 (d)(g)	14	14
		242,957
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $479,703)		477,585

Asset-Backed Securities - 3.9%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (d)(e)	$7,233	$7,226
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (d)(e)	3,496	3,492
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (d)(e)	993	994
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.9207% 7/26/66 (d)(e)(h)	9,737	9,742
Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (d)(e)(h)	14,550	14,642
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 1.7514% 3/25/67 (d)(e)(h)	16,267	16,261
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 1.8452% 1/25/30 (d)(e)	8,717	8,703
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (d)(e)	26,023	26,002
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (d)(e)	64,752	64,921
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	558	568
Series 2002-20K Class 1, 5.08% 11/1/22	834	861
Series 2004-20H Class 1, 5.17% 8/1/24	342	357
TOTAL ASSET-BACKED SECURITIES
(Cost $153,633)		153,769

Collateralized Mortgage Obligations - 16.7%
U.S. Government Agency - 16.7%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6007% 8/25/31 (d)(e)	78	80
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.19% 11/18/31 (d)(e)	72	73
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (d)(e)	31	32
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6207% 11/25/32 (d)(e)	63	65
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5507% 6/25/36 (d)(e)	4,730	4,803
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	972	999
Series 2005-64 Class PX, 5.5% 6/25/35	1,264	1,337
Series 2005-68 Class CZ, 5.5% 8/25/35	3,778	4,126
Series 2006-45 Class OP 6/25/36 (i)	649	550
Series 2010-118 Class PB, 4.5% 10/25/40	5,382	5,554
Series 2012-149:
Class DA, 1.75% 1/25/43	970	928
Class GA, 1.75% 6/25/42	954	911
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	660	688
Series 2004-91 Class Z, 5% 12/25/34	4,427	4,725
Series 2005-117 Class JN, 4.5% 1/25/36	322	335
Series 2005-14 Class ZB, 5% 3/25/35	1,379	1,475
Series 2006-72 Class CY, 6% 8/25/26	2,734	2,909
Series 2009-59 Class HB, 5% 8/25/39	2,046	2,188
Series 201-75 Class AL, 3.5% 8/25/26	11,851	12,087
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,406
Series 2011-80:
Class HE, 3.5% 8/25/26	4,160	4,254
Class KB, 3.5% 8/25/26	6,462	6,598
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	160	6
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	219	7
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	2,898	296
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5407% 3/25/36 (d)(e)	2,958	3,023
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	636	30
Series 2012-27 Class EZ, 4.25% 3/25/42	6,806	7,047
Series 2016-26 Class CG, 3% 5/25/46	18,866	18,773
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.1875% 2/15/32 (d)(e)	42	42
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.0875% 6/15/18 (d)(e)	2	2
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.4875% 10/15/33 (d)(e)	2,203	2,235
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/33 (d)(e)	1,347	1,373
planned amortization class:
Series 1141 Class G, 9% 9/15/21	26	28
Series 2682 Class LD, 4.5% 10/15/33	591	617
Series 3415 Class PC, 5% 12/15/37	405	431
Series 3840 Class VA, 4.5% 9/15/27	3,465	3,502
Series 3857 Class ZP, 5% 5/15/41	3,067	3,457
Series 4135 Class AB, 1.75% 6/15/42	713	681
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,664	7,274
Series 2587 Class AD, 4.71% 3/15/33	2,368	2,462
Series 2773 Class HC, 4.5% 4/15/19	46	46
Series 2877 Class ZD, 5% 10/15/34	5,452	5,823
Series 3007 Class EW, 5.5% 7/15/25	4,333	4,580
Series 3745 Class KV, 4.5% 12/15/26	6,018	6,310
Series 3806 Class L, 3.5% 2/15/26	8,900	9,102
Series 3862 Class MB, 3.5% 5/15/26	6,893	7,039
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,553
Series 3889 Class DZ, 4% 1/15/41	35,497	36,351
Series 3843 Class PZ, 5% 4/15/41	2,623	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	6,078	6,268
Series 4341 Class ML, 3.5% 11/15/31	8,800	8,954
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.0412% 1/20/38 (d)(e)	216	217
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.4212% 8/20/38 (d)(e)	1,663	1,692
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.4612% 9/20/38 (d)(e)	1,416	1,446
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.1881% 11/16/39 (d)(e)	881	887
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.9294% 9/20/61 (d)(e)(g)	8,184	8,215
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (d)(e)(g)	5,344	5,368
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (d)(e)(g)	4,547	4,582
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (d)(e)(g)	2,991	3,013
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (d)(e)(g)	4,282	4,306
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (d)(e)(g)	2,638	2,653
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (d)(e)(g)	2,264	2,268
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.9794% 8/20/63 (d)(e)(g)	1,091	1,096
Class FD, 1 month U.S. LIBOR + 0.600% 1.9794% 8/20/63 (d)(e)(g)	2,838	2,849
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.2118% 12/20/63 (d)(e)(g)	35,584	35,830
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (d)(e)(g)	13,245	13,307
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.8618% 3/20/65 (d)(e)(g)	6,465	6,466
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (d)(e)(g)	8,210	8,212
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (d)(e)(g)	9,484	9,481
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (d)(e)(g)	10,209	10,219
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,122
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,741
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	4,122	4,072
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	35,666	35,998
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	8,623	8,595
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	4,728	4,682
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/62 (d)(e)(g)	17,875	17,924
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (d)(e)(g)	3,183	3,194
Series 2004-22 Class M1, 5.5% 4/20/34	600	717
Series 2010-169 Class Z, 4.5% 12/20/40	6,980	7,347
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	10,915	11,139
Series 2010-H17 Class XP, 5.2946% 7/20/60 (d)(g)	10,751	11,011
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	9,679	9,862
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	978	77
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (d)(k)	3,530	3,617
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (d)(k)	9,799	10,156
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	23,116	22,782
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	12,428	12,391
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	34,918	34,841
Class JA, 2.5% 6/20/65 (g)	4,043	4,032
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	36,646	36,236
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (d)(e)(g)	23,600	23,730
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (d)(e)(g)	20,958	21,014
Series 2090-118 Class XZ, 5% 12/20/39	14,448	15,777
		664,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $676,388)		664,526

Commercial Mortgage Securities - 10.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	46,890	45,022
FHLMC Multi-Family Structured Pass-Through Certificates sequential payer:
Series K071 Class A2, 3.289% 11/25/27	8,900	8,884
Series K072 Class A2, 3.444% 12/25/50	21,029	21,263
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (d)(e)	10,600	10,610
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (d)(e)	21,200	21,210
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,860
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,780
Series K009 Class A2, 3.808% 8/25/20	5,591	5,728
Series K034 Class A1, 2.669% 2/25/23	10,896	10,824
Series K073 Class A2, 3.35% 1/25/28	33,000	33,081
Series K708 Class A2, 2.13% 1/25/19	23,574	23,502
Series K709 Class A2, 2.086% 3/25/19	17,210	17,143
Series K710 Class A2, 1.883% 5/25/19	16,814	16,719
Series K713 Class A2, 2.313% 3/25/20	5,437	5,399
Series K717 Class A2, 2.991% 9/25/21	12,968	13,012
Series K729 Class A1, 2.9184% 2/25/24	24,304	24,288
Series K032 Class A1, 3.016% 2/25/23	18,386	18,497
Series K504 Class A2, 2.566% 9/25/20	15,428	15,409
Series K704 Class A2, 2.412% 8/25/18	4,481	4,479
Series K706 Class A2, 2.323% 10/25/18	9,365	9,360
Series K724 Class A1, 2.776% 3/25/23	15,830	15,770
Series K726 Class A1, 2.596% 8/25/23	4,796	4,748
Series K730 Class A1, 3.447% 9/24/24	22,600	23,051
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (d)(e)	43,722	43,884
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $419,760)		414,523

Foreign Government and Government Agency Obligations - 3.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	82,037
5.5% 12/4/23	48	55
5.5% 4/26/24	6,065	6,936
Jordanian Kingdom 3% 6/30/25	19,267	19,336
Ukraine Government 1.471% 9/29/21	34,809	33,458
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,746)		141,822
	Shares	Value (000s)

Fixed-Income Funds - 21.6%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $852,107)	8,146,148	858,767

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.41% (m)
(Cost $122,981)	122,956,009	122,981

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	$624
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	2,894
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	2,057

TOTAL PUT OPTIONS			5,575

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	235
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	1,965
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	849

TOTAL CALL OPTIONS			3,049

TOTAL PURCHASED SWAPTIONS
(Cost $8,178)			8,624
TOTAL INVESTMENT IN SECURITIES - 109.7%
(Cost $4,414,085)			4,359,441
NET OTHER ASSETS (LIABILITIES) - (9.7)%			(384,188)
NET ASSETS - 100%			$3,975,253

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/48	$(98,100)	$(97,922)
4% 3/1/48	(7,000)	(7,170)

TOTAL FANNIE MAE		(105,092)

Ginnie Mae
4.5% 3/1/48	(49,400)	(51,383)
4.5% 3/1/48	(56,400)	(58,663)

TOTAL GINNIE MAE		(110,046)

TOTAL TBA SALE COMMITMENTS
(Proceeds $215,065)		$(215,138)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	57,570	$(1,702)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	57,570	(1,955)
TOTAL WRITTEN SWAPTIONS			$(3,657)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	730	June 2018	$87,634	$141	$141
CBOT 2-Year U.S. Treasury Note Contracts (United States)	872	June 2018	185,273	(2)	(2)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	636	June 2018	72,459	(255)	(255)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	June 2018	34,138	416	416
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	75	June 2018	9,605	29	29
TOTAL FUTURES CONTRACTS					$329

The notional amount of futures purchased as a percentage of Net Assets is 9.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $385,714.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	$19,866	$(289)	$0	$(289)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,189,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $170,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $674,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,645,000 or 1.0% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$226
Fidelity Mortgage Backed Securities Central Fund	12,490
Total	$12,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$100,490	$152,000	$3,913	$(32,641)	$858,767	12.0%
Total	$939,005	$100,490	$152,000	$3,913	$(32,641)	$858,767

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,516,844	$--	$1,516,844	$--
U.S. Government Agency - Mortgage Securities	477,585	--	477,585	--
Asset-Backed Securities	153,769	--	153,769	--
Collateralized Mortgage Obligations	664,526	--	664,526	--
Commercial Mortgage Securities	414,523	--	414,523	--
Foreign Government and Government Agency Obligations	141,822	--	141,822	--
Fixed-Income Funds	858,767	858,767	--	--
Money Market Funds	122,981	122,981	--	--
Purchased Swaptions	8,624	--	8,624	--
Total Investments in Securities:	$4,359,441	$981,748	$3,377,693	$--
Derivative Instruments:
Assets
Futures Contracts	$586	$586	$--	$--
Total Assets	$586	$586	$--	$--
Liabilities
Futures Contracts	$(257)	$(257)	$--	$--
Swaps	(289)	--	(289)	--
Written Swaptions	(3,657)	--	(3,657)	--
Total Liabilities	$(4,203)	$(257)	$(3,946)	$--
Total Derivative Instruments:	$(3,617)	$329	$(3,946)	$--
Other Financial Instruments:
TBA Sale Commitments	$(215,138)	$--	$(215,138)	$--
Total Other Financial Instruments:	$(215,138)	$--	$(215,138)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$586	$(257)
Purchased Swaptions(b)	8,624	0
Swaps(c)	0	(289)
Written Swaptions(d)	0	(3,657)
Total Interest Rate Risk	9,210	(4,203)
Total Value of Derivatives	$9,210	$(4,203)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,438,997)	$3,377,693
Fidelity Central Funds (cost $975,088)	981,748
Total Investment in Securities (cost $4,414,085)		$4,359,441
Receivable for investments sold		35,041
Receivable for TBA sale commitments		215,065
Receivable for fund shares sold		2,440
Interest receivable		11,082
Distributions receivable from Fidelity Central Funds		110
Receivable for daily variation margin for on futures contracts		484
Receivable for daily variation margin on centrally cleared OTC swaps		46
Other receivables		68
Total assets		4,623,777
Liabilities
Payable for investments purchased
Regular delivery	$91,488
Delayed delivery	332,375
TBA sale commitments, at value	215,138
Payable for fund shares redeemed	3,914
Distributions payable	235
Accrued management fee	1,017
Distribution and service plan fees payable	112
Written options, at value (premium received $3,748)	3,657
Other affiliated payables	520
Other payables and accrued expenses	68
Total liabilities		648,524
Net Assets		$3,975,253
Net Assets consist of:
Paid in capital		$4,119,944
Distributions in excess of net investment income		(7,437)
Accumulated undistributed net realized gain (loss) on investments		(82,668)
Net unrealized appreciation (depreciation) on investments		(54,586)
Net Assets		$3,975,253
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($152,293 ÷ 15,242 shares)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class M:
Net Asset Value and redemption price per share ($140,278 ÷ 14,041 shares)		$9.99
Maximum offering price per share (100/96.00 of $9.99)		$10.41
Class C:
Net Asset Value and offering price per share ($59,188 ÷ 5,925 shares)(a)		$9.99
Government Income:
Net Asset Value, offering price and redemption price per share ($3,172,355 ÷ 318,009 shares)		$9.98
Class I:
Net Asset Value, offering price and redemption price per share ($451,139 ÷ 45,154 shares)		$9.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$36,272
Income from Fidelity Central Funds		12,716
Total income		48,988
Expenses
Management fee	$6,427
Transfer agent fees	2,334
Distribution and service plan fees	717
Fund wide operations fee	908
Independent trustees' fees and expenses	8
Miscellaneous	7
Total expenses before reductions	10,401
Expense reductions	(2)	10,399
Net investment income (loss)		38,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,143)
Fidelity Central Funds	3,913
Futures contracts	(11,097)
Swaps	(131)
Total net realized gain (loss)		(19,458)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(99,739)
Fidelity Central Funds	(32,643)
Futures contracts	(225)
Swaps	(305)
Written options	91
Delayed delivery commitments	799
Total change in net unrealized appreciation (depreciation)		(132,022)
Net gain (loss)		(151,480)
Net increase (decrease) in net assets resulting from operations		$(112,891)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,589	$76,961
Net realized gain (loss)	(19,458)	1,723
Change in net unrealized appreciation (depreciation)	(132,022)	(115,167)
Net increase (decrease) in net assets resulting from operations	(112,891)	(36,483)
Distributions to shareholders from net investment income	(38,482)	(74,479)
Distributions to shareholders from net realized gain	–	(34,956)
Total distributions	(38,482)	(109,435)
Share transactions - net increase (decrease)	(238,658)	(430,132)
Total increase (decrease) in net assets	(390,031)	(576,050)
Net Assets
Beginning of period	4,365,284	4,941,334
End of period	$3,975,253	$4,365,284
Other Information
Distributions in excess of net investment income end of period	$(7,437)	$(7,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.080	.149	.135	.126	.138	.105
Net realized and unrealized gain (loss)	(.370)	(.230)	.270	.048	.278	(.454)
Total from investment operations	(.290)	(.081)	.405	.174	.416	(.349)
Distributions from net investment income	(.080)	(.143)	(.150)	(.116)	(.139)	(.099)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.080)	(.219)	(.245)	(.144)	(.146)	(.421)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(2.81)%	(.73)%	3.92%	1.67%	4.10%	(3.29)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%G	.77%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.77%G	.77%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.58%G	1.44%	1.28%	1.20%	1.34%	.99%
Supplemental Data
Net assets, end of period (in millions)	$152	$174	$261	$222	$246	$291
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.080	.149	.135	.127	.140	.107
Net realized and unrealized gain (loss)	(.370)	(.229)	.270	.048	.277	(.454)
Total from investment operations	(.290)	(.080)	.405	.175	.417	(.347)
Distributions from net investment income	(.080)	(.144)	(.150)	(.117)	(.140)	(.101)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.080)	(.220)	(.245)	(.145)	(.147)	(.423)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(2.81)%	(.73)%	3.92%	1.68%	4.12%	(3.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	1.58%G	1.44%	1.28%	1.20%	1.36%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$140	$157	$197	$181	$196	$228
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.041	.069	.053	.044	.059	.025
Net realized and unrealized gain (loss)	(.371)	(.229)	.270	.048	.278	(.443)
Total from investment operations	(.330)	(.160)	.323	.092	.337	(.418)
Distributions from net investment income	(.040)	(.064)	(.068)	(.034)	(.060)	(.020)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.040)	(.140)	(.163)	(.062)	(.067)	(.342)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C,D	(3.19)%	(1.49)%	3.12%	.88%	3.32%	(3.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.55%	1.54%	1.52%
Net investment income (loss)	.80%G	.67%	.50%	.42%	.57%	.24%
Supplemental Data
Net assets, end of period (in millions)	$59	$72	$94	$54	$58	$73
Portfolio turnover rateH	146%G	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.65	$10.48	$10.45	$10.18	$10.95
Income from Investment Operations
Net investment income (loss)A	.096	.181	.167	.159	.171	.138
Net realized and unrealized gain (loss)	(.370)	(.229)	.281	.048	.278	(.453)
Total from investment operations	(.274)	(.048)	.448	.207	.449	(.315)
Distributions from net investment income	(.096)	(.176)	(.183)	(.149)	(.172)	(.133)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.096)	(.252)	(.278)	(.177)	(.179)	(.455)
Net asset value, end of period	$9.98	$10.35	$10.65	$10.48	$10.45	$10.18
Total ReturnB,C	(2.66)%	(.42)%	4.35%	1.99%	4.45%	(2.99)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.90%F	1.76%	1.59%	1.51%	1.66%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$3,172	$3,467	$3,896	$3,489	$3,157	$3,412
Portfolio turnover rateG	146%F	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.094	.177	.162	.154	.166	.133
Net realized and unrealized gain (loss)	(.370)	(.230)	.271	.048	.277	(.454)
Total from investment operations	(.276)	(.053)	.433	.202	.443	(.321)
Distributions from net investment income	(.094)	(.171)	(.178)	(.144)	(.166)	(.127)
Distributions from net realized gain	–	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.094)	(.247)	(.273)	(.172)	(.173)	(.449)
Net asset value, end of period	$9.99	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(2.68)%	(.46)%	4.19%	1.94%	4.38%	(3.03)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.86%F	1.71%	1.54%	1.46%	1.61%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$451	$496	$494	$412	$298	$296
Portfolio turnover rateG	146%F	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less Than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,537
Gross unrealized depreciation	(119,552)
Net unrealized appreciation (depreciation)	$(97,015)
Tax cost	$4,456,514

The Fund elected to defer to its next fiscal year approximately $14,932 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, , the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(11,097)	$(225)
Purchased Options	66	446
Swaps	(131)	(305)
Written Options	–	91
Totals	$(11,162)	$7

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $239,830 and $189,317, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$203	$37
Class M	-%	.25%	186	41
Class C	.75%	.25%	328	11
			$717	$89

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	1
Class C(a)	1
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$137.17
Class M	120.16
Class C	63.19
Government Income	1,668.10
Class I	346.14
	$2,334

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $18.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$1,265	$3,003
Class M	1,165	2,353
Class C	258	492
Government Income	31,372	60,593
Class I	4,422	8,038
Total	$38,482	$74,479
From net realized gain
Class A	$–	$1,831
Class M	–	1,339
Class C	–	658
Government Income	–	27,600
Class I	–	3,528
Total	$–	$34,956

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	1,470	4,084	$14,931	$42,226
Reinvestment of distributions	120	450	1,225	4,652
Shares redeemed	(3,158)	(12,230)	(32,227)	(125,628)
Net increase (decrease)	(1,568)	(7,696)	$(16,071)	$(78,750)
Class M
Shares sold	1,871	3,752	$19,034	$38,695
Reinvestment of distributions	106	338	1,076	3,499
Shares redeemed	(3,042)	(7,416)	(30,989)	(76,589)
Net increase (decrease)	(1,065)	(3,326)	$(10,879)	$(34,395)
Class C
Shares sold	517	1,245	$5,274	$12,880
Reinvestment of distributions	24	102	244	1,056
Shares redeemed	(1,520)	(3,261)	(15,467)	(33,484)
Net increase (decrease)	(979)	(1,914)	$(9,949)	$(19,548)
Government Income
Shares sold	26,130	78,457	$265,748	$805,428
Reinvestment of distributions	2,963	8,206	30,085	84,659
Shares redeemed	(46,215)	(117,437)	(470,136)	(1,203,566)
Net increase (decrease)	(17,122)	(30,774)	$(174,303)	$(313,479)
Class I
Shares sold	11,075	13,696	$113,239	$140,776
Reinvestment of distributions	418	1,085	4,245	11,211
Shares redeemed	(14,199)	(13,214)	(144,940)	(135,947)
Net increase (decrease)	(2,706)	1,567	$(27,456)	$16,040

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.77%
Actual		$1,000.00	$971.90	$3.76
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class M	.77%
Actual		$1,000.00	$971.90	$3.76
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.55%
Actual		$1,000.00	$968.10	$7.56
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Government Income	.45%
Actual		$1,000.00	$973.40	$2.20
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$973.20	$2.45
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

GOV-SANN-0418
1.700523.120

Fidelity® Intermediate Government Income Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2018

% of fund's investments
1 - 1.99%	33.8
2 - 2.99%	39.0
3 - 3.99%	7.2
4 - 4.99%	6.1
5 - 5.99%	8.1
6 - 6.99%	1.2
7 - 7.99%	0.1
8% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**,***
Mortgage Securities	7.7%
CMOs and Other Mortgage Related Securities	31.5%
U.S. Treasury Obligations	52.9%
U.S. Government Agency Obligations†	2.7%
Foreign Government & Government Agency Obligations	4.5%
Asset-Backed Securities	3.9%
Short-Term Investments and Net Other Assets (Liabilities)††	(3.2)%

 * Foreign investments – 4.5%

 ** Futures and Swaps – 11.1%

 *** Written options - (4.0)%

 † Includes NCUA Guaranteed Notes

 †† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 55.6%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 52.9%
U.S. Treasury Notes:
1.125% 9/30/21	$11,060	$10,532
1.375% 1/31/21	10,000	9,704
1.5% 4/15/20	11,267	11,080
1.5% 7/15/20	12,288	12,051
1.5% 8/15/26	174	156
1.625% 7/31/20	3,000	2,949
1.625% 8/31/22	3,459	3,313
1.75% 10/31/20	5,000	4,918
1.75% 12/31/20	11,330	11,127
1.75% 4/30/22	2,240	2,166
1.75% 6/30/22	24	23
1.875% 1/31/22	29,140	28,390
1.875% 3/31/22	20,608	20,043
1.875% 7/31/22	16,612	16,098
2% 12/31/21	1,226	1,201
2% 10/31/22	3,250	3,159
2% 8/15/25 (a)(b)(c)	41,631	39,340
2.125% 6/30/22	327	321
2.125% 12/31/22	6,399	6,248
2.125% 7/31/24	18,117	17,430
2.125% 11/30/24	11,730	11,248
2.125% 5/15/25	1,053	1,006
2.25% 7/31/21	35,982	35,678
2.25% 12/31/24	11,877	11,474
2.25% 2/15/27	1,920	1,824
2.25% 8/15/27	8,155	7,726
2.25% 11/15/27	1,563	1,479
2.375% 1/31/23	1,140	1,126
2.375% 5/15/27 (c)	2,764	2,651
2.75% 2/15/28	2,500	2,475
		276,936
Other Government Related - 2.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (d)(e)	564	565
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.0295% 1/8/20 (NCUA Guaranteed) (d)(e)	1,181	1,184
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,247
		13,996
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $299,416)		290,932

U.S. Government Agency - Mortgage Securities - 11.3%
Fannie Mae - 2.7%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (d)(e)	7	7
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (d)(e)	8	8
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)	10	11
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (d)(e)	39	40
12 month U.S. LIBOR + 1.551% 2.488% 2/1/44 (d)(e)	50	51
12 month U.S. LIBOR + 1.553% 2.611% 5/1/44 (d)(e)	158	162
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (d)(e)	8	8
12 month U.S. LIBOR + 1.558% 2.449% 2/1/44 (d)(e)	64	66
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)	10	11
12 month U.S. LIBOR + 1.570% 2.559% 5/1/44 (d)(e)	86	88
12 month U.S. LIBOR + 1.574% 2.656% 4/1/44 (d)(e)	227	233
12 month U.S. LIBOR + 1.580% 2.44% 4/1/44 (d)(e)	90	93
12 month U.S. LIBOR + 1.580% 2.519% 1/1/44 (d)(e)	93	96
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (d)(e)	25	25
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (d)(e)	13	14
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (d)(e)	21	22
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (d)(e)	55	57
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (d)(e)	244	252
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (d)(e)	10	10
12 month U.S. LIBOR + 1.760% 3.414% 2/1/37 (d)(e)	115	120
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (d)(e)	213	221
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (d)(e)	310	322
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (d)(e)	6	7
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (d)(e)	65	68
12 month U.S. LIBOR + 2.176% 3.768% 8/1/35 (d)(e)	76	79
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (d)(e)	5	5
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (d)(e)	10	11
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)	7	7
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (d)(e)	4	5
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (d)(e)	5	6
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (d)(e)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.213% 7/1/36 (d)(e)	47	49
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (d)(e)	10	11
4% 5/1/29	3,365	3,473
4.5% 11/1/25 to 6/1/41	1,541	1,623
5% 1/1/22 to 4/1/22	14	15
5.5% 10/1/20 to 5/1/44	4,300	4,699
6% 1/1/34 to 6/1/36	882	982
6.5% 2/1/22 to 8/1/36	901	1,009
		13,976
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (d)(e)	7	7
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (d)(e)	21	21
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (d)(e)	43	44
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (d)(e)	328	343
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (d)(e)	15	15
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (d)(e)	172	180
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (d)(e)	289	301
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)	24	25
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (d)(e)	1	1
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)	15	15
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (d)(e)	16	17
6 month U.S. LIBOR + 1.665% 3.136% 7/1/35 (d)(e)	272	280
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (d)(e)	11	12
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (d)(e)	21	22
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (d)(e)	11	11
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (d)(e)	70	71
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (d)(e)	49	51
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (d)(e)	73	76
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (d)(e)	125	128
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (d)(e)	24	25
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (d)(e)	11	12
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (d)(e)	67	69
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.988% 4/1/34 (d)(e)	213	223
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.441% 2/1/36 (d)(e)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (d)(e)	49	51
6% 1/1/24	171	181
6.5% 12/1/21	45	47
9.5% 5/1/20 to 6/1/21	5	5
10% 11/1/18 to 3/1/21	1	1
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		2,235
Ginnie Mae - 8.2%
6% 6/15/36	750	861
8% 12/15/23	49	54
10.5% 11/15/18 to 10/15/21	11	12
4.312% 8/20/61 (d)(f)	307	309
4.5% 3/1/48 (g)	2,200	2,288
4.5% 3/1/48 (g)	1,900	1,976
4.5% 3/1/48 (g)	1,900	1,976
4.5% 3/1/48 (g)	1,950	2,028
4.5% 3/1/48 (g)	3,000	3,120
4.5% 3/1/48 (g)	7,450	7,749
4.5% 4/1/48 (g)	8,600	8,935
4.5% 4/1/48 (g)	9,800	10,181
4.642% 2/20/62 (d)(f)	401	408
4.674% 2/20/62 (d)(f)	487	494
4.698% 1/20/62 (d)(f)	2,771	2,810
5.47% 8/20/59 (d)(f)	3	3
11% 7/20/18 to 1/20/21	3	3
		43,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $59,455)		59,418

Asset-Backed Securities - 3.9%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (d)(e)	$941	$941
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (d)(e)	483	482
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (d)(e)	135	135
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.9207% 7/26/66 (d)(e)(h)	1,347	1,348
Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (d)(e)(h)	2,013	2,026
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 1.7514% 3/25/67 (d)(e)(h)	2,130	2,129
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 1.8452% 1/25/30 (d)(e)	1,144	1,142
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (d)(e)	3,387	3,384
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (d)(e)	8,731	8,753
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	66	69
TOTAL ASSET-BACKED SECURITIES
(Cost $20,395)		20,409

Collateralized Mortgage Obligations - 21.2%
U.S. Government Agency - 21.2%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.96% 4/25/24 (d)(e)	332	333
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.6007% 8/25/31 (d)(e)	73	74
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (d)(e)	15	16
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.0707% 11/25/32 (d)(e)	810	813
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.6207% 11/25/32 (d)(e)	32	32
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.5507% 6/25/36 (d)(e)	1,024	1,039
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	0	0
Series 2003-28 Class KG, 5.5% 4/25/23	137	143
Series 2005-19 Class PA, 5.5% 7/25/34	209	215
Series 2005-64 Class PX, 5.5% 6/25/35	273	288
Series 2005-68 Class CZ, 5.5% 8/25/35	771	842
Series 2012-149:
Class DA, 1.75% 1/25/43	162	155
Class GA, 1.75% 6/25/42	160	152
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	139	145
Series 2004-52 Class KZ, 5.5% 7/25/34	1,747	1,900
Series 2004-91 Class Z, 5% 12/25/34	979	1,045
Series 2009-59 Class HB, 5% 8/25/39	428	458
Series 201-75 Class AL, 3.5% 8/25/26	1,561	1,592
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,767
Series 2011-80:
Class HE, 3.5% 8/25/26	548	560
Class KB, 3.5% 8/25/26	851	869
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	668	68
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.5407% 3/25/36 (d)(e)	637	651
Series 2011-67 Class AI, 4% 7/25/26 (i)	176	16
Series 2016-26 Class CG, 3% 5/25/46	2,410	2,398
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.9875% 11/15/32 (d)(e)	137	137
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.0875% 6/15/18 (d)(e)	0	0
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/33 (d)(e)	291	296
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.9875% 3/15/34 (d)(e)	313	315
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	351	376
Series 3415 Class PC, 5% 12/15/37	114	121
Series 3840 Class VA, 4.5% 9/15/27	580	586
Series 4135 Class AB, 1.75% 6/15/42	119	114
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	385	415
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,397	1,525
Series 2004-2862 Class NE, 5% 9/15/24	2,493	2,592
Series 2145 Class MZ, 6.5% 4/15/29	424	469
Series 2357 Class ZB, 6.5% 9/15/31	246	275
Series 2877 Class ZD, 5% 10/15/34	1,202	1,283
Series 2998 Class LY, 5.5% 7/15/25	122	129
Series 3007 Class EW, 5.5% 7/15/25	549	581
Series 3745 Class KV, 4.5% 12/15/26	1,029	1,079
Series 3806 Class L, 3.5% 2/15/26	1,400	1,432
Series 3862 Class MB, 3.5% 5/15/26	908	927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	921	949
Series 4341 Class ML, 3.5% 11/15/31	1,285	1,308
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.0612% 7/20/37 (d)(e)	182	183
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.0412% 1/20/38 (d)(e)	45	46
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.1881% 11/16/39 (d)(e)	182	184
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.1181% 12/16/39 (d)(e)	139	140
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (d)(e)(f)	2,209	2,203
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (d)(e)(f)	2,609	2,600
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (d)(e)(f)	2,982	2,972
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (d)(e)(f)	792	791
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (d)(e)(f)	1,499	1,502
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (d)(e)(f)	2,981	2,986
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (d)(e)(f)	3,382	3,387
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (d)(e)(f)	1,137	1,139
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(f)	1,316	1,319
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(f)	1,235	1,237
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (d)(e)(f)	1,539	1,543
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (d)(e)(f)	1,534	1,541
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (d)(e)(f)	1,305	1,315
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (d)(e)(f)	861	868
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (d)(e)(f)	1,227	1,234
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (d)(e)(f)	760	764
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (d)(e)(f)	333	334
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (d)(e)(f)	1,415	1,416
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (d)(e)(f)	1,625	1,624
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	1,960
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	376	45
Series 2011-68 Class EC, 3.5% 4/20/41	863	877
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	667	659
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	793	785
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/62 (d)(e)(f)	2,714	2,721
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (d)(e)(f)	616	618
Series 2010-169 Class Z, 4.5% 12/20/40	1,019	1,072
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	2,360	2,409
Series 2010-H17 Class XP, 5.2946% 7/20/60 (d)(f)	2,276	2,330
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	2,037	2,076
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	210	16
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (d)(j)	720	738
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (d)(j)	2,000	2,072
Series 2013-H04 Class BA, 1.65% 2/20/63 (f)	1,236	1,217
Series 2013-H07 Class JA, 1.75% 3/20/63 (f)	3,212	3,166
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	2,809	2,800
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	7,555	7,538
Class JA, 2.5% 6/20/65 (f)	685	683
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	6,127	6,059
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (d)(e)(f)	3,607	3,627
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (d)(e)(f)	3,300	3,309
Series 2090-118 Class XZ, 5% 12/20/39	2,289	2,500
		111,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,344)		111,085

Commercial Mortgage Securities - 10.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	6,499	6,240
FHLMC Multi-Family Structured Pass-Through Certificates sequential payer:
Series K071 Class A2, 3.289% 11/25/27	1,200	1,198
Series K072 Class A2, 3.444% 12/25/50	2,753	2,784
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (d)(e)	1,400	1,401
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (d)(e)	2,800	2,801
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	805
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,471
Series K034 Class A1, 2.669% 2/25/23	2,320	2,305
Series K073 Class A2, 3.35% 1/25/28	4,400	4,411
Series K708 Class A2, 2.13% 1/25/19	3,092	3,082
Series K709 Class A2, 2.086% 3/25/19	2,390	2,381
Series K710 Class A2, 1.883% 5/25/19	2,438	2,424
Series K713 Class A2, 2.313% 3/25/20	804	798
Series K717 Class A2, 2.991% 9/25/21	670	672
Series K729 Class A1, 2.9184% 2/25/24	3,163	3,161
Series K032 Class A1, 3.016% 2/25/23	3,914	3,937
Series K504 Class A2, 2.566% 9/25/20	1,912	1,910
Series K704 Class A2, 2.412% 8/25/18	615	615
Series K706 Class A2, 2.323% 10/25/18	1,280	1,279
Series K724 Class A1, 2.776% 3/25/23	2,328	2,319
Series K726 Class A1, 2.596% 8/25/23	655	648
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (d)(e)	6,130	6,153
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $54,500)		53,795

Foreign Government and Government Agency Obligations - 4.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,166
5.5% 12/4/23	10,710	12,221
5.5% 4/26/24	1,100	1,258
Jordanian Kingdom 3% 6/30/25	3,329	3,341
Ukraine Government 1.471% 9/29/21	1,400	1,346
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,600)		23,332
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.41% (k)
(Cost $3,910)	3,909,685	3,910

Purchased Swaptions - 0.4%(l)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.3%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	$247
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	105
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	804
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	159

TOTAL PUT OPTIONS			1,315

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	93
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	71
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	332
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	68

TOTAL CALL OPTIONS			564

TOTAL PURCHASED SWAPTIONS
(Cost $1,828)			1,879
TOTAL INVESTMENT IN SECURITIES - 107.9%
(Cost $574,448)			564,760
NET OTHER ASSETS (LIABILITIES) - (7.9)%			(41,243)
NET ASSETS - 100%			$523,517

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 3/1/48	$(8,600)	$(8,945)
4.5% 3/1/48	(9,800)	(10,194)
TOTAL TBA SALE COMMITMENTS
(Proceeds $19,103)		$(19,139)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$10,060	$(297)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	10,060	(342)
TOTAL WRITTEN SWAPTIONS			$(639)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	187	June 2018	$39,732	$0	$0
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	June 2018	18,457	(45)	(45)
TOTAL PURCHASED FUTURES					(45)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	June 2018	574	(2)	(2)
TOTAL FUTURES CONTRACTS					$(47)

The notional amount of futures purchased as a percentage of Net Assets is 11.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $58,318.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	$474	$(6)	$0	$(6)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $151,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $18,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $20,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,503,000 or 1.1% of net assets.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) For the period, the average monthly notional amount for purchased swaptions was $39,783,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Total	$39

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$290,932	$--	$290,932	$--
U.S. Government Agency - Mortgage Securities	59,418	--	59,418	--
Asset-Backed Securities	20,409	--	20,409	--
Collateralized Mortgage Obligations	111,085	--	111,085	--
Commercial Mortgage Securities	53,795	--	53,795	--
Foreign Government and Government Agency Obligations	23,332	--	23,332	--
Money Market Funds	3,910	3,910	--	--
Purchased Swaptions	1,879	--	1,879	--
Total Investments in Securities:	$564,760	$3,910	$560,850	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(47)	$(47)	$--	$--
Swaps	(6)	--	(6)	--
Written Swaptions	(639)	--	(639)	--
Total Liabilities	$(692)	$(47)	$(645)	$--
Total Derivative Instruments:	$(692)	$(47)	$(645)	$--
Other Financial Instruments:
TBA Sale Commitments	$(19,139)	$--	$(19,139)	$--
Total Other Financial Instruments:	$(19,139)	$--	$(19,139)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(47)
Purchased Swaptions(b)	1,879	0
Swaps(c)	0	(6)
Written Swaptions(d)	0	(639)
Total Interest Rate Risk	1,879	(692)
Total Value of Derivatives	$1,879	$(692)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $570,538)	$560,850
Fidelity Central Funds (cost $3,910)	3,910
Total Investment in Securities (cost $574,448)		$564,760
Receivable for investments sold		716
Receivable for TBA sale commitments		19,103
Receivable for fund shares sold		189
Interest receivable		1,619
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation margin for on futures contracts		7
Receivable for daily variation margin on centrally cleared OTC swaps		1
Total assets		586,402
Liabilities
Payable for investments purchased
Regular delivery	$4,304
Delayed delivery	38,253
TBA sale commitments, at value	19,139
Payable for fund shares redeemed	297
Distributions payable	57
Accrued management fee	134
Written options, at value (premium received $655)	639
Other affiliated payables	62
Total liabilities		62,885
Net Assets		$523,517
Net Assets consist of:
Paid in capital		$540,047
Distributions in excess of net investment income		(370)
Accumulated undistributed net realized gain (loss) on investments		(6,399)
Net unrealized appreciation (depreciation) on investments		(9,761)
Net Assets, for 51,092 shares outstanding		$523,517
Net Asset Value, offering price and redemption price per share ($523,517 ÷ 51,092 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$5,594
Income from Fidelity Central Funds		39
Total income		5,633
Expenses
Management fee	$843
Transfer agent fees	275
Fund wide operations fee	119
Independent trustees' fees and expenses	1
Total expenses before reductions	1,238
Expense reductions	–	1,238
Net investment income (loss)		4,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,883)
Futures contracts	(885)
Swaps	(5)
Total net realized gain (loss)		(2,773)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,046)
Futures contracts	(55)
Swaps	(6)
Written options	16
Delayed delivery commitments	(4)
Total change in net unrealized appreciation (depreciation)		(14,095)
Net gain (loss)		(16,868)
Net increase (decrease) in net assets resulting from operations		$(12,473)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,395	$8,623
Net realized gain (loss)	(2,773)	(3,078)
Change in net unrealized appreciation (depreciation)	(14,095)	(7,228)
Net increase (decrease) in net assets resulting from operations	(12,473)	(1,683)
Distributions to shareholders from net investment income	(4,508)	(8,262)
Distributions to shareholders from net realized gain	–	(5,795)
Total distributions	(4,508)	(14,057)
Share transactions
Proceeds from sales of shares	25,662	41,033
Reinvestment of distributions	4,143	13,123
Cost of shares redeemed	(65,054)	(183,806)
Net increase (decrease) in net assets resulting from share transactions	(35,249)	(129,650)
Total increase (decrease) in net assets	(52,230)	(145,390)
Net Assets
Beginning of period	575,747	721,137
End of period	$523,517	$575,747
Other Information
Distributions in excess of net investment income end of period	$(370)	$(257)
Shares
Sold	2,471	3,886
Issued in reinvestment of distributions	399	1,240
Redeemed	(6,255)	(17,480)
Net increase (decrease)	(3,385)	(12,354)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$10.79	$10.71	$10.68	$10.58	$11.09
Income from Investment Operations
Net investment income (loss)A	.083	.144	.130	.144	.133	.116
Net realized and unrealized gain (loss)	(.318)	(.138)	.148	.016	.153	(.294)
Total from investment operations	(.235)	.006	.278	.160	.286	(.178)
Distributions from net investment income	(.085)	(.138)	(.135)	(.130)	(.130)	(.116)
Distributions from net realized gain	–	(.088)	(.063)	–	(.056)	(.216)
Total distributions	(.085)	(.226)	(.198)	(.130)	(.186)	(.332)
Net asset value, end of period	$10.25	$10.57	$10.79	$10.71	$10.68	$10.58
Total ReturnB,C	(2.23)%	.08%	2.62%	1.50%	2.72%	(1.66)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.61%F	1.36%	1.21%	1.34%	1.25%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$524	$576	$721	$740	$823	$916
Portfolio turnover rateG	128%F	149%	117%	71%	153%	179%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,188
Gross unrealized depreciation	(11,960)
Net unrealized appreciation (depreciation)	$(9,772)
Tax cost	$574,459

The Fund elected to defer to its next fiscal year approximately $3,614 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(885)	$(55)
Purchased Options	29	51
Swaps	(5)	(6)
Written Options	–	16
Totals	$(861)	$6

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $19,229 and $6,689, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses in the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.45%	$1,000.00	$977.70	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Total Bond Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

February 28, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Total Bond Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts) to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	58.3%
AAA	0.9%
AA	0.6%
A	5.0%
BBB	17.3%
BB and Below	15.9%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	30.2%
U.S. Government and U.S. Government Agency Obligations	58.3%
Asset-Backed Securities	1.0%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	1.2%
Stocks	0.1%
Other Investments	6.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.4%

 ** Futures and Swaps - 0.5%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24 (b)		$5,710,000	$5,145,350
3.375% 8/15/26		3,010,000	3,028,256
			8,173,606
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19		7,900,000	7,385,457

TOTAL CONVERTIBLE BONDS			15,559,063

Nonconvertible Bonds - 30.2%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
Delphi Technologies PLC 5% 10/1/25 (b)		2,215,000	2,196,283
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		2,442,000	2,521,365
Metalsa SA de CV 4.9% 4/24/23 (b)		4,550,000	4,498,813
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,500,000	4,119,440
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		1,215,000	1,205,888
Tupy Overseas SA 6.625% 7/17/24 (b)		290,000	303,848
			14,845,637
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18		9,215,000	9,261,759
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,293,938
3.2% 7/13/20		20,200,000	20,199,504
3.25% 5/15/18		4,810,000	4,817,037
3.5% 7/10/19		10,761,000	10,824,701
4% 1/15/25		18,085,000	17,928,467
4.2% 3/1/21		26,269,000	26,884,555
4.25% 5/15/23		5,420,000	5,526,111
4.375% 9/25/21		47,963,000	49,339,917
Volkswagen International Finance NV 2.7%(Reg. S) (c)(d)	EUR	1,800,000	2,255,762
			174,331,751
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,740,000	1,811,984
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,210,683
4.25% 6/15/23		8,466,000	8,820,705
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,914,975
Service Corp. International 4.625% 12/15/27		4,045,000	3,953,988
			18,900,351
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		2,935,000	2,802,925
5% 10/15/25 (b)		5,275,000	5,139,828
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,125,656
5% 2/1/28 (b)		3,410,000	3,397,213
5.125% 1/15/24		2,520,000	2,570,400
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,097,250
FelCor Lodging LP 5.625% 3/1/23		135,000	137,531
Golden Nugget, Inc. 6.75% 10/15/24 (b)		13,075,000	13,401,875
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,152,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,589,675
4.875% 4/1/27		1,530,000	1,530,000
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		1,580,000	1,544,450
5% 6/1/24 (b)		4,515,000	4,560,150
5.25% 6/1/26 (b)		1,790,000	1,812,375
McDonald's Corp. 2.75% 12/9/20		3,638,000	3,633,195
MCE Finance Ltd. 4.875% 6/6/25 (b)		12,515,000	12,243,723
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		14,045,000	13,377,863
4.5% 1/15/28		6,215,000	5,888,713
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	542,700
Scientific Games Corp.:
5% 10/15/25 (b)		5,100,000	5,042,625
6.625% 5/15/21		6,270,000	6,473,148
7% 1/1/22 (b)		567,000	596,768
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,182,750
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,618,875
7.25% 11/30/21 (b)		4,925,000	5,177,406
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		840,000	789,600
Times Square Hotel Trust 8.528% 8/1/26 (b)		985,159	1,125,864
Viking Cruises Ltd. 5.875% 9/15/27 (b)		3,530,000	3,441,750
Voc Escrow Ltd. 5% 2/15/28 (b)		1,780,000	1,731,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,647,225
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,445,500
5.5% 10/1/27 (b)		4,440,000	4,372,068
Yum! Brands, Inc. 5.35% 11/1/43		3,280,000	2,984,800
			135,177,551
Household Durables - 0.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27		3,770,000	3,581,500
Lennar Corp.:
4.75% 11/29/27 (b)		2,660,000	2,573,550
5% 6/15/27 (b)		3,810,000	3,800,856
5.25% 6/1/26 (b)		4,285,000	4,370,700
5.875% 11/15/24 (b)		1,775,000	1,885,938
M.D.C. Holdings, Inc. 6% 1/15/43		1,300,000	1,235,000
M/I Homes, Inc.:
5.625% 8/1/25		1,055,000	1,059,928
6.75% 1/15/21		4,265,000	4,392,950
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,608,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (b)(d)(e)		6,520,000	6,593,350
5.125% 7/15/23 (b)		5,170,000	5,272,625
5.75% 10/15/20		2,844,331	2,883,441
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,555,249
Toll Brothers Finance Corp. 4.875% 3/15/27		683,000	679,585
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,800,000	2,768,500
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,185,438
7% 8/15/22		4,250,000	4,356,250
			53,803,454
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,520,000
4.875% 4/15/28 (b)		4,690,000	4,607,925
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	6,004,875
6.375% 5/15/25		8,115,000	8,490,319
			24,623,119
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,876,770
7.75% 12/1/45		3,932,000	5,976,292
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	700,000	823,435
7.625% 2/15/25 (b)		2,235,000	1,966,800
7.75% 5/15/22 (b)		28,085,000	26,189,263
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,601,600
5.5% 5/15/26 (b)		5,035,000	4,984,650
Cablevision SA 6.5% 6/15/21 (b)		1,185,000	1,239,000
Cablevision Systems Corp. 5.875% 9/15/22		3,120,000	3,120,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,227,131
5% 2/1/28 (b)		19,150,000	18,084,877
5.125% 2/15/23		1,130,000	1,148,363
5.125% 5/1/23 (b)		7,520,000	7,661,000
5.125% 5/1/27 (b)		11,140,000	10,708,325
5.5% 5/1/26 (b)		9,005,000	9,005,000
5.75% 2/15/26 (b)		3,370,000	3,416,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	20,904,803
4.908% 7/23/25		20,419,000	21,027,558
5.375% 5/1/47		51,316,000	50,794,396
6.484% 10/23/45		8,199,000	9,236,253
Comcast Corp. 6.45% 3/15/37		2,196,000	2,811,634
CSC Holdings LLC:
5.25% 6/1/24		4,283,000	4,122,388
5.375% 2/1/28 (b)		2,850,000	2,785,875
6.75% 11/15/21		8,225,000	8,651,672
CSC Holdings, Inc. 5.5% 4/15/27 (b)		4,045,000	3,984,325
DISH DBS Corp.:
5.875% 7/15/22		4,000,000	3,900,000
5.875% 11/15/24		6,795,000	6,370,313
7.75% 7/1/26		1,355,000	1,334,675
E.W. Scripps Co. 5.125% 5/15/25 (b)		3,120,000	2,995,200
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,801,800
4.875% 4/11/22 (b)		565,000	577,713
5.125% 3/31/27 (b)		580,000	578,840
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	4,900,000	5,876,093
2.75% 4/13/23 (Reg. S)	EUR	1,300,000	1,669,064
MDC Partners, Inc. 6.5% 5/1/24 (b)		12,090,000	12,059,775
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		8,405,000	8,362,975
Myriad International Holding BV 5.5% 7/21/25 (b)		1,040,000	1,109,794
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,190,751
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,958,504	4,908,919
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	5,968,200
5% 8/1/27 (b)		8,290,000	8,059,538
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,463,804
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,472,581
4.5% 9/15/42		30,539,000	27,587,080
5.5% 9/1/41		12,973,000	13,169,293
5.875% 11/15/40		16,544,000	17,459,460
6.55% 5/1/37		38,302,000	43,563,146
6.75% 7/1/18		13,763,000	13,946,861
7.3% 7/1/38		38,728,000	46,441,712
8.25% 4/1/19		24,391,000	25,749,335
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,223,739
6.2% 3/15/40		11,792,000	13,790,223
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		4,289,000	4,535,618
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,518,750
5.5% 8/15/26 (b)		4,335,000	4,291,217
VTR Finance BV 6.875% 1/15/24 (b)		2,955,000	3,080,588
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	2,983,750
6% 1/15/27 (b)		5,605,000	5,310,738
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,352,725
			570,052,018
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		980,000	940,800
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		3,915,000	3,719,250
PetSmart, Inc. 5.875% 6/1/25 (b)		1,000,000	780,000
			4,499,250
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		725,000	705,425
TOTAL CONSUMER DISCRETIONARY			999,691,340
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,255,584
3.3% 2/1/23		41,589,000	41,411,733
4.7% 2/1/36		39,376,000	41,378,582
4.9% 2/1/46		45,032,000	48,012,699
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,806,638
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,421,679
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	463,500
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,400,615
4.25% 5/1/23		5,205,000	5,386,016
			192,537,046
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		2,915,000	2,536,050
6.625% 6/15/24		2,215,000	2,040,569
Albertsons, Inc.:
6.625% 6/1/28		705,000	546,375
7.75% 6/15/26		765,000	669,375
8% 5/1/31		2,220,000	1,903,650
8.7% 5/1/30		560,000	506,800
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		4,725,000	4,488,750
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,095,019
3.5% 7/20/22		8,944,000	8,910,268
4% 12/5/23		8,525,000	8,643,345
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		80,000	75,150
Minerva Luxembourg SA 6.5% 9/20/26 (b)		1,525,000	1,513,563
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,664,682
6.125% 2/24/22	GBP	550,000	856,960
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)(f)		5,155,000	2,706,375
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,442,207
3.3% 11/18/21		10,050,000	10,065,061
			70,664,199
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,900,492
3.45% 6/1/23		3,115,000	3,017,656
4.5% 12/1/26 (b)		1,380,000	1,404,393
5.15% 3/15/34		280,000	274,400
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		800,000	838,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,155,725
4.875% 11/1/26 (b)		1,555,000	1,555,000
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,078,000
5.625% 1/15/28 (b)		3,245,000	3,159,819
5.75% 3/1/27 (b)		2,690,000	2,656,375
			20,039,860
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,412,047
4% 1/31/24		6,408,000	6,593,754
Bat Capital Corp. 2.125% 8/15/25	GBP	2,470,000	3,302,836
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)		8,743,000	8,726,687
2.95% 7/21/20 (b)		20,000,000	19,966,794
3.75% 7/21/22 (b)		20,300,000	20,553,705
4.25% 7/21/25 (b)		18,467,000	18,829,228
8.125% 3/15/24	GBP	1,850,000	3,335,424
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,355,523
3.25% 6/12/20		3,274,000	3,283,751
4% 6/12/22		11,386,000	11,623,674
4.45% 6/12/25		14,753,000	15,188,141
5.7% 8/15/35		4,237,000	4,825,554
5.85% 8/15/45		35,690,000	41,337,325
6.15% 9/15/43		4,511,000	5,449,496
7.25% 6/15/37		5,056,000	6,664,878
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	7,868,731
			194,317,548
TOTAL CONSUMER STAPLES			477,558,653
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,403,884
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,543,268
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,953,650
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,857,483
6.5% 4/1/20		738,000	786,995
Ensco PLC:
4.5% 10/1/24		9,325,000	7,599,875
5.2% 3/15/25		16,510,000	13,703,300
5.75% 10/1/44		7,801,000	5,392,441
7.75% 2/1/26		2,200,000	2,081,750
8% 1/31/24		3,943,000	3,873,998
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	2,064,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,218,025
6% 10/1/22		995,000	997,488
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,756,375
FTS International, Inc. 6.25% 5/1/22		1,780,000	1,780,000
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,784,715
4.85% 11/15/35		8,550,000	9,157,167
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,617,250
Nabors Industries, Inc.:
5.5% 1/15/23		3,322,000	3,297,085
5.75% 2/1/25 (b)		5,305,000	5,062,959
Noble Holding International Ltd.:
5.25% 3/15/42		1,890,000	1,200,150
7.7% 4/1/25 (d)		10,335,000	9,249,825
7.75% 1/15/24		3,019,000	2,758,611
7.875% 2/1/26 (b)		1,930,000	1,939,650
8.7% 4/1/45 (d)		7,307,000	6,174,415
NuStar Logistics LP 5.625% 4/28/27		3,335,000	3,301,650
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,228,725
6.5% 12/15/21		838,000	852,665
7.125% 1/15/26 (b)		1,620,000	1,634,175
7.75% 12/15/23		4,985,000	5,259,175
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,832,008
Summit Midstream Holdings LLC:
5.5% 8/15/22		2,135,000	2,153,681
5.75% 4/15/25		3,385,000	3,385,000
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		870,000	878,296
Weatherford International, Inc. 9.875% 3/1/25 (b)		5,400,000	5,319,000
			151,098,734
Oil, Gas & Consumable Fuels - 5.9%
Afren PLC:
6.625% 12/9/20 (b)(f)(g)		770,910	278
10.25% 4/8/19 (Reg. S) (f)(g)		2,024,860	729
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,420,859
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,022,344
5.55% 3/15/26		13,807,000	15,078,820
6.45% 9/15/36		4,370,000	5,205,728
6.6% 3/15/46		22,460,000	28,000,661
Antero Resources Corp.:
5% 3/1/25		7,605,000	7,662,038
5.125% 12/1/22		8,335,000	8,407,931
5.625% 6/1/23 (Reg. S)		4,310,000	4,417,750
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,757,688
California Resources Corp. 8% 12/15/22 (b)		5,050,000	3,995,813
Canadian Natural Resources Ltd.:
3.9% 2/1/25		24,997,000	24,865,428
5.85% 2/1/35		10,897,000	12,344,998
Cenovus Energy, Inc. 4.25% 4/15/27		31,079,000	30,371,925
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,595,000	3,635,444
5.875% 3/31/25		5,295,000	5,599,463
7% 6/30/24		4,155,000	4,649,445
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,501,563
5.75% 3/15/23		5,580,000	5,105,700
6.125% 2/15/21		3,783,000	3,820,830
8% 12/15/22 (b)		7,485,000	7,962,169
8% 1/15/25 (b)		2,890,000	2,853,875
8% 6/15/27 (b)		3,295,000	3,159,081
Citgo Holding, Inc. 10.75% 2/15/20 (b)		820,000	879,450
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,148,721
3.3% 6/1/20		15,490,000	15,548,242
4.5% 6/1/25		4,707,000	4,829,857
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(d)(e)		12,775,000	12,744,134
6.875% 6/15/25 (b)		4,700,000	4,935,000
Continental Resources, Inc.:
3.8% 6/1/24		4,150,000	4,030,688
4.375% 1/15/28 (b)		4,675,000	4,543,516
4.5% 4/15/23		8,290,000	8,393,625
4.9% 6/1/44		1,255,000	1,207,938
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,225,000	3,273,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,916,863
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,531,328
5.85% 5/21/43 (b)(d)		7,143,000	6,767,993
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,393,700
Denbury Resources, Inc. 9% 5/15/21 (b)		4,000,000	4,090,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		1,985,000	2,106,085
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	15,115,100
El Paso Corp. 6.5% 9/15/20		16,140,000	17,368,419
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,268,610
Enable Midstream Partners LP:
2.4% 5/15/19 (d)		4,028,000	3,990,272
3.9% 5/15/24 (d)		4,249,000	4,187,656
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,655,772
4.375% 10/15/20		11,319,000	11,639,867
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,780,677
5.5% 12/1/46		8,922,000	10,043,413
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	853,550
5.75% 1/30/28 (b)		865,000	865,000
Energy Transfer Equity LP 4.25% 3/15/23		3,880,000	3,806,047
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,384
3.75% 2/15/25		9,982,000	10,026,076
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		6,325,000	6,514,750
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (b)		3,980,000	3,900,400
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,500,000	1,587,731
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,158,544
7% 6/15/23		9,970,000	10,156,938
Gran Tierra Energy International Holdings 6.25% 2/15/25 (b)		650,000	632,125
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		2,575,000	2,575,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,510,000	7,547,550
5.75% 10/1/25 (b)		2,135,000	2,172,363
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		4,810,000	4,702,833
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,030,000	2,096,994
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		700,000	722,666
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,385,122
5.5% 3/1/44		42,953,000	44,328,567
6.55% 9/15/40		1,889,000	2,178,669
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,066,857
5.05% 2/15/46		4,854,000	4,758,968
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,910,000	1,952,975
7.875% 8/1/21 (b)		2,325,000	2,377,313
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,780,142
MPLX LP 4.875% 12/1/24		10,070,000	10,594,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,202,520
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,300,950
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		925,000	894,938
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		505,000	503,738
4.875% 8/15/27 (b)		505,000	509,419
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (b)		835,000	817,465
8% 7/25/22 (b)		4,990,000	5,153,902
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (d)		1,204,000	1,352,995
10% 11/2/21 pay-in-kind (b)(d)		1,040,000	1,168,700
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,034,882
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	704,275
5.375% 1/15/25 (b)		1,170,000	1,158,300
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23		4,365,000	4,468,669
6.875% 5/15/23 (b)		3,080,000	3,153,150
Pemex Project Funding Master Trust 6.625% 6/15/35		4,705,000	4,866,146
Petrobras Energia SA 7.375% 7/21/23 (b)		1,715,000	1,811,126
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,553,408
4.75% 1/14/25	EUR	450,000	598,161
5.625% 5/20/43		18,504,000	15,820,920
5.75% 2/1/29		40,170,000	38,663,625
5.999% 1/27/28 (b)		59,620,000	58,725,700
6.125% 1/17/22		11,055,000	11,633,729
6.25% 3/17/24		21,380,000	22,288,650
7.25% 3/17/44		45,050,000	45,725,750
7.375% 1/17/27		41,110,000	44,563,240
8.75% 5/23/26		56,815,000	66,686,606
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	46,097,650
5.875% 3/7/22	EUR	200,000	277,674
6.875% 1/20/40		1,220,000	1,189,195
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		975,000	242,775
6% 5/16/24 (b)(f)		2,355,000	596,262
6% 11/15/26 (b)(f)		2,810,000	705,310
9.75% 5/17/35 (b)(f)		3,210,000	876,330
12.75% 2/17/22 (b)(f)		270,000	79,866
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	6,200,000	7,878,284
3.5% 1/30/23		11,169,000	10,755,747
4.5% 1/23/26		46,043,000	44,546,603
4.625% 9/21/23		80,090,000	80,498,459
4.875% 1/24/22		11,642,000	11,938,172
4.875% 1/18/24		13,597,000	13,800,955
5.5% 1/21/21		11,789,000	12,337,189
5.5% 6/27/44		10,807,000	9,683,180
5.625% 1/23/46		35,710,000	31,974,734
6% 3/5/20		3,910,000	4,097,680
6.35% 2/12/48 (b)		17,325,000	16,890,143
6.375% 2/4/21		785,000	838,773
6.375% 1/23/45		29,907,000	29,009,790
6.5% 3/13/27 (b)		33,960,000	36,298,825
6.5% 3/13/27 (b)		57,927,000	61,916,432
6.5% 6/2/41		29,057,000	29,049,736
6.625% (b)(c)		2,510,000	2,527,570
6.75% 9/21/47		25,666,000	26,098,985
6.75% 9/21/47 (b)		24,580,000	24,994,665
6.875% 8/4/26		41,150,000	45,158,010
8% 5/3/19		7,261,000	7,664,712
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,102,006
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,307,709
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,153,052
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	582,985
Range Resources Corp.:
4.875% 5/15/25		5,395,000	5,169,084
5% 8/15/22		1,725,000	1,699,125
5% 3/15/23		9,650,000	9,432,875
Sanchez Energy Corp. 7.25% 2/15/23 (b)		6,470,000	6,544,729
SemGroup Corp. 7.25% 3/15/26		1,885,000	1,927,413
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		10,300,000	9,853,876
Southwestern Energy Co.:
4.1% 3/15/22		1,540,000	1,443,750
6.7% 1/23/25 (d)		34,312,000	33,625,760
7.75% 10/1/27		3,760,000	3,835,200
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	42,433,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,990,000	2,915,250
5% 1/15/28 (b)		5,175,000	5,026,219
5.125% 2/1/25		1,210,000	1,205,463
5.25% 5/1/23		685,000	694,850
6.75% 3/15/24		4,420,000	4,690,725
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,622,763
4.55% 6/24/24		41,276,000	41,585,570
5.75% 6/24/44		19,187,000	20,386,188
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,316,317	3,490,457
Tullow Oil PLC 6% 11/1/20 (b)		810,000	818,100
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,952,315
5.375% 6/1/21		44,065,000	46,123,474
Whiting Petroleum Corp.:
5.75% 3/15/21		1,350,000	1,380,375
6.625% 1/15/26 (b)		2,895,000	2,934,806
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,849,451
3.9% 1/15/25		26,667,000	26,471,734
4% 11/15/21		6,716,000	6,848,752
4% 9/15/25		3,000,000	2,990,802
4.125% 11/15/20		2,399,000	2,454,931
4.3% 3/4/24		40,932,000	41,962,669
4.5% 11/15/23		7,325,000	7,575,880
YPF SA:
7% 12/15/47 (b)		2,090,000	1,914,963
8.5% 3/23/21 (b)		1,235,000	1,352,943
8.5% 3/23/21 (Reg. S)		2,250,000	2,464,875
8.75% 4/4/24 (b)		5,160,000	5,766,300
			1,891,904,986
TOTAL ENERGY			2,043,003,720
FINANCIALS - 9.9%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		3,400,000	3,425,976
Access Bank PLC 10.5% 10/19/21 (b)		585,000	654,884
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		945,000	979,313
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,450,000	4,543,902
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (d)	EUR	1,300,000	1,562,857
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	731,883
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,524,113
Banco Do Brasil SA 4.625% 1/15/25 (b)		2,490,000	2,430,863
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	475,800
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,160,000	5,762,585
Banco Macro SA 6.75% 11/4/26 (b)(d)		2,775,000	2,820,344
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		500,000	504,500
6.369% 6/16/18 (b)		1,125,000	1,133,044
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (d)	EUR	3,300,000	4,129,428
2.25% 4/21/20		66,694,000	65,888,186
2.6% 1/15/19		1,164,000	1,164,326
3.004% 12/20/23 (b)(d)		14,176,000	13,870,586
3.3% 1/11/23		901,000	897,909
3.419% 12/20/28 (b)(d)		23,300,000	22,308,513
3.5% 4/19/26		20,559,000	20,247,211
3.705% 4/24/28 (d)		32,549,000	31,946,251
3.95% 4/21/25		17,156,000	17,129,848
4.1% 7/24/23		11,481,000	11,869,949
4.2% 8/26/24		40,532,000	41,342,351
4.25% 10/22/26		14,724,000	14,865,815
5.65% 5/1/18		8,780,000	8,830,834
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	855,225
Barclays PLC:
2.75% 11/8/19		12,249,000	12,175,628
3.25% 1/12/21		21,116,000	20,967,681
4.375% 1/12/26		25,086,000	25,112,491
BBVA Bancomer SA:
7.25% 4/22/20 (b)		1,475,000	1,568,663
7.25% 4/22/20 (Reg. S)		3,300,000	3,509,550
BTA Bank JSC 5.5% 12/21/22 (b)		650,000	645,983
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (d)	EUR	1,400,000	1,763,104
5% 11/14/23 (Reg. S) (d)	EUR	2,700,000	3,401,029
CBOM Finance PLC 7.5% 10/5/27 (b)(d)		2,650,000	2,521,210
Citigroup, Inc.:
2.4% 2/18/20		35,902,000	35,559,833
2.65% 10/26/20		20,000,000	19,798,822
2.75% 4/25/22		25,000,000	24,468,638
3.142% 1/24/23 (d)		22,807,000	22,641,029
4.05% 7/30/22		5,303,000	5,425,066
4.3% 11/20/26		3,788,000	3,829,719
4.4% 6/10/25		40,790,000	41,867,919
4.45% 9/29/27		10,000,000	10,204,829
5.125% 12/12/18	GBP	1,875,000	2,661,333
5.5% 9/13/25		21,906,000	23,961,291
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,434,171
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,254,036
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,309,470
3.75% 3/26/25		19,450,000	19,200,661
3.8% 9/15/22		30,700,000	30,997,349
3.8% 6/9/23		36,648,000	36,876,275
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,300,000	1,803,734
Discover Bank:
4.2% 8/8/23		17,852,000	18,335,302
7% 4/15/20		2,030,000	2,184,899
Fidelity Bank PLC:
6.875% 5/9/18 (b)		200,000	199,407
10.5% 10/16/22 (b)		1,435,000	1,493,720
Fifth Third Bancorp:
4.5% 6/1/18		798,000	802,652
8.25% 3/1/38		4,667,000	6,778,776
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,120,557
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (d)	GBP	3,250,000	4,368,011
4.25% 3/14/24		6,192,000	6,271,315
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,140,732
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	28,992,929
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,666,005
5.5% 8/6/22 (b)		1,155,000	1,188,495
6.2% 12/21/21 (Reg. S)		980,000	1,038,310
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,567,856
2.2% 10/22/19		7,268,000	7,204,354
2.25% 1/23/20		40,000,000	39,624,394
2.35% 1/28/19		6,857,000	6,849,580
2.95% 10/1/26		18,480,000	17,367,905
3.25% 9/23/22		18,423,000	18,429,511
3.875% 9/10/24		35,791,000	36,033,791
4.125% 12/15/26		32,416,000	32,770,350
4.25% 10/15/20		6,995,000	7,233,865
4.35% 8/15/21		20,267,000	21,071,760
4.5% 1/24/22		22,046,000	23,054,483
4.625% 5/10/21		6,879,000	7,209,297
4.95% 3/25/20		22,079,000	23,004,159
JSC BGEO Group 6% 7/26/23 (b)		2,360,000	2,433,632
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		2,845,000	2,865,973
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	4,092,000	5,429,910
PSB Finance SA 5.25% 10/19/19		1,000,000	986,850
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,350,460
Regions Bank 6.45% 6/26/37		24,618,000	29,786,344
Regions Financial Corp. 3.2% 2/8/21		11,916,000	11,956,299
Royal Bank of Canada 2.77% 12/11/18	CAD	12,507,000	9,810,568
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	52,260,812
5.125% 5/28/24		64,006,000	65,577,415
6% 12/19/23		36,682,000	39,164,692
6.1% 6/10/23		31,961,000	34,137,404
6.125% 12/15/22		42,557,000	45,385,825
SB Capital SA 5.5% 2/26/24 (b)(d)		1,160,000	1,176,240
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,905,000	2,069,230
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		1,145,000	1,134,271
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	421,018
5.5% 4/21/22 (b)		1,415,000	1,406,657
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		825,000	810,563
6.875% 2/3/25 (Reg. S) (d)		2,665,000	2,689,593
UniCredit SpA 6.375% 5/2/23 (Reg. S) (d)		1,350,000	1,355,913
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,330,000	4,417,120
7.375% 5/30/22 (b)		3,495,000	3,648,605
			1,355,133,819
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,584,752
4.25% 2/15/24		14,661,000	15,105,050
Credit Suisse Group AG:
3.869% 1/12/29 (b)(d)		18,512,000	17,981,564
5.75% 9/18/25 (Reg. S) (d)	EUR	5,950,000	8,130,080
Deutsche Bank AG 4.5% 4/1/25		80,571,000	78,933,000
Deutsche Bank AG New York Branch:
3.15% 1/22/21		28,709,000	28,446,345
3.3% 11/16/22		47,595,000	46,410,407
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		100,974,000	98,998,940
3.2% 2/23/23		17,000,000	16,739,012
3.691% 6/5/28 (d)		200,926,000	195,514,508
3.75% 5/22/25		20,000,000	19,923,065
4.25% 10/21/25		6,650,000	6,702,996
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,457,408
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,472,251
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,706,631
Moody's Corp.:
3.25% 1/15/28 (b)		11,520,000	10,958,929
4.875% 2/15/24		10,818,000	11,519,048
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,585,371
2.8% 6/16/20		30,000,000	29,907,622
3.125% 1/23/23		13,000,000	12,789,995
3.125% 7/27/26		108,849,000	103,243,346
3.7% 10/23/24		37,479,000	37,459,099
3.95% 4/23/27		3,150,000	3,099,387
4.875% 11/1/22		26,240,000	27,665,938
5% 11/24/25		3,189,000	3,395,280
5.5% 1/26/20		88,000,000	92,150,080
5.625% 9/23/19		12,714,000	13,251,597
5.75% 1/25/21		19,879,000	21,318,362
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,113,913
5.25% 11/15/24 (b)		4,420,000	4,516,356
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,430,674
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	6,185,000	8,347,431
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,182,709
			999,041,146
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,451,208
Capital One Financial Corp.:
2.45% 4/24/19		10,550,000	10,510,744
3.8% 1/31/28		22,294,000	21,644,317
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,486,975
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,081,984
3.95% 11/6/24		14,738,000	14,715,814
4.1% 2/9/27		24,223,000	23,958,255
5.2% 4/27/22		12,545,000	13,247,629
Ford Motor Credit Co. LLC:
2.24% 6/15/18		19,162,000	19,152,387
2.597% 11/4/19		52,209,000	51,871,295
2.875% 10/1/18		13,000,000	13,026,733
Hyundai Capital America 2.875% 8/9/18 (b)		5,276,000	5,281,037
SLM Corp.:
5.5% 1/15/19		725,000	735,658
5.5% 1/25/23		2,640,000	2,613,600
Synchrony Financial:
3% 8/15/19		4,907,000	4,909,843
3.75% 8/15/21		7,409,000	7,502,836
4.25% 8/15/24		7,458,000	7,511,380
			240,701,695
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,932,070
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	1,789,000	2,437,972
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,705,687
3.85% 2/1/25		14,325,000	13,969,835
3.875% 8/15/22		21,027,000	21,192,364
4.125% 6/15/26		8,647,000	8,512,801
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,700,000	2,814,750
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,965,000	1,886,400
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		10,500,000	10,263,750
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		3,660,000	3,605,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		24,766,000	24,766,000
6% 8/1/20		2,810,000	2,864,795
6.25% 2/1/22		7,435,000	7,546,525
6.375% 12/15/25		7,050,000	7,076,438
6.75% 2/1/24		2,000,000	2,040,000
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (b)(d)(e)		11,760,000	11,613,000
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (b)(d)(e)		6,710,000	6,592,575
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,695,000	1,786,266
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,080,000	1,991,600
6.875% 2/15/23 (b)		705,000	703,238
Sistema International Funding SA 6.95% 5/17/19 (b)		2,975,000	3,005,345
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,039,956
Sparc Em Spc 0% 12/5/22 (b)		205,000	186,806
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,020,000	5,057,650
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	584,098
Valvoline, Inc. 4.375% 8/15/25		3,845,000	3,758,488
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,437,203
			191,370,712
Insurance - 1.1%
Acrisure LLC 7% 11/15/25 (b)		2,970,000	2,903,175
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,544,292
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,415,985
3.3% 3/1/21		9,614,000	9,636,158
3.875% 1/15/35		19,041,000	17,999,460
4.875% 6/1/22		18,193,000	19,274,821
Aon Corp. 5% 9/30/20		3,854,000	4,039,620
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		4,650,000	4,816,238
AXA SA:
3.941% (c)(d)	EUR	1,238,000	1,680,276
6.6862% (c)(d)	GBP	100,000	164,168
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		2,250,000	2,336,877
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (b)(d)(e)		1,859,000	1,854,353
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	15,797,371
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,327,879
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,456,564
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,639,318
MetLife, Inc.:
3.048% 12/15/22 (d)		12,433,000	12,359,066
4.75% 2/8/21		4,032,000	4,225,796
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,791,423
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	35,687,125
Pricoa Global Funding I 5.375% 5/15/45 (d)		17,492,000	18,191,680
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,621,531
7.375% 6/15/19		3,230,000	3,422,443
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(d)		1,750,000	1,724,667
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,698,231
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,173,940
4.125% 11/1/24 (b)		6,048,000	6,228,795
Unum Group:
3.875% 11/5/25		21,587,000	21,481,726
4% 3/15/24		20,000,000	20,302,281
5.625% 9/15/20		8,386,000	8,905,688
5.75% 8/15/42		25,545,000	30,115,329
			335,816,276
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)		1,925,000	1,867,250
Thrifts & Mortgage Finance - 0.0%
Cassa Depositi e Prestiti SpA 1.875% 2/7/26	EUR	1,000,000	1,217,462
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		3,760,000	4,093,700
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,045,000	3,903,425
			9,214,587
TOTAL FINANCIALS			3,133,145,485
HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,346,781
4.5% 5/14/35		23,238,000	23,938,558
			48,285,339
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	3,938,519
Hologic, Inc.:
4.375% 10/15/25 (b)		3,735,000	3,646,294
4.625% 2/1/28 (b)		695,000	670,675
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		4,425,000	4,391,813
Teleflex, Inc.:
4.625% 11/15/27		825,000	805,109
4.875% 6/1/26		6,975,000	6,905,250
			20,357,660
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,947,489
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,281,550
6.875% 2/1/22		7,715,000	5,014,750
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,839,574
4.25% 10/15/19		7,590,000	7,684,875
4.5% 2/15/27		5,270,000	5,144,838
4.75% 5/1/23		595,000	605,413
5% 3/15/24		6,375,000	6,494,531
5.25% 6/15/26		11,470,000	11,756,750
5.875% 3/15/22		715,000	757,900
5.875% 2/15/26		3,820,000	3,953,700
6.5% 2/15/20		30,303,000	31,893,908
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,828,038
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,223,719
8.75% 1/15/23		1,565,000	1,674,550
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,689,436
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	508,594
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	502,500
5.5% 2/1/21		1,555,000	1,589,988
SP Finco LLC 6.75% 7/1/25 (b)		1,795,000	1,687,300
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,805,875
4.625% 7/15/24 (b)		5,540,000	5,301,088
6.75% 6/15/23		3,555,000	3,555,000
7.5% 1/1/22 (b)		775,000	818,594
THC Escrow Corp. III 5.125% 5/1/25 (b)		4,400,000	4,268,000
Wellcare Health Plans, Inc. 5.25% 4/1/25		3,335,000	3,375,420
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,391,013
			145,594,393
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,955,780
4.15% 2/1/24		3,010,000	3,097,406
			5,053,186
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,768,535
3.45% 3/15/22		48,347,000	48,127,265
Catalent Pharma Solutions 4.875% 1/15/26 (b)		5,125,000	5,073,750
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	2,063,110
2.5% 6/7/19		16,423,000	16,324,215
3.15% 6/15/21		21,235,000	21,044,252
3.95% 6/15/26		11,126,000	10,761,417
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,546,684
3.9% 12/15/24		5,449,000	5,432,422
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,630,000	1,560,871
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	800,000	943,022
1.25% 3/31/23 (Reg. S)	EUR	1,500,000	1,628,689
2.2% 7/21/21		14,999,000	13,899,577
2.8% 7/21/23		38,972,000	34,111,902
3.15% 10/1/26		12,782,000	10,424,852
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		4,690,000	4,678,275
5.5% 11/1/25 (b)		3,645,000	3,606,272
5.625% 12/1/21 (b)		8,980,000	8,519,775
5.875% 5/15/23 (b)		16,770,000	14,904,338
6.125% 4/15/25 (b)		14,175,000	12,429,703
6.5% 3/15/22 (b)		2,500,000	2,600,000
7% 3/15/24 (b)		4,905,000	5,168,644
9% 12/15/25 (b)		3,170,000	3,175,944
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,854,254
3.45% 11/13/20		5,179,000	5,236,662
			251,884,430
TOTAL HEALTH CARE			471,175,008
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,213,550
6.375% 6/1/19 (b)		8,071,000	8,430,722
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,980,000	9,002,450
7.5% 12/1/24 (b)		10,695,000	11,109,431
7.5% 3/15/25 (b)		3,005,000	3,083,881
DAE Funding LLC:
4% 8/1/20 (b)		250,000	245,625
4.5% 8/1/22 (b)		1,470,000	1,425,900
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,611,325
6% 7/15/22		4,010,000	4,105,238
6.375% 6/15/26		2,060,000	2,106,350
6.5% 5/15/25		8,300,000	8,507,500
			60,841,972
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,485,000	2,663,672
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		945,000	1,043,044
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,090,931
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,666,500
Azul Investments LLP 5.875% 10/26/24 (b)		900,000	883,125
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	901,713
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,702,506
Series 2013-1 Class B, 5.375% 11/15/21		273,209	284,137
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		37,788	38,544
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		485,736	505,165
United Continental Holdings, Inc.:
4.25% 10/1/22		7,680,000	7,656,000
6% 12/1/20		605,000	641,300
			20,412,965
Building Products - 0.0%
Building Materials Corp. of America 4.75% 1/15/28 (b)		4,105,000	3,940,800
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,741,855
7.625% 9/1/23		3,860,000	4,106,075
7.875% 12/1/22		1,150,000	1,211,813
8.75% 12/1/20		10,732,000	10,812,490
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		4,110,000	4,243,575
Cenveo Corp. 6% 8/1/19 (b)(f)		270,000	130,950
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,526,875
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,497,600
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		4,170,000	3,794,700
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	3,750,000	4,575,183
			42,641,116
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	954,500
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	540,750
7.125% 6/26/42 (b)		1,940,000	446,200
			1,941,450
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,317,138
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	3,840,000	4,966,211
			9,283,349
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	469,125
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,518,750
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,451,738
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,241,650
11.25% 8/15/22 (b)		3,190,000	3,233,863
			14,927,251
Professional Services - 0.0%
IHS Markit Ltd. 4% 3/1/26 (b)		890,000	863,300
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	2,726,000	3,380,162
Hertz Corp. 7.625% 6/1/22 (b)		4,020,000	4,140,600
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	716,560
			8,237,322
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18		16,438,000	16,446,536
3% 9/15/23		3,204,000	3,116,515
3.375% 6/1/21		10,493,000	10,562,914
3.75% 2/1/22		26,396,000	26,757,613
3.875% 4/1/21		11,610,000	11,822,541
4.25% 9/15/24		12,030,000	12,327,112
4.75% 3/1/20		11,796,000	12,204,430
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,458,338
4.375% 8/15/27 (b)		1,575,000	1,519,875
Avantor, Inc.:
6% 10/1/24 (b)		2,925,000	2,925,000
9% 10/1/25 (b)		5,300,000	5,313,250
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	2,880,000	3,489,356
FLY Leasing Ltd.:
5.25% 10/15/24		3,280,000	3,239,000
6.375% 10/15/21		6,000,000	6,240,000
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,253,000	1,799,325
4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,787,513
			122,009,318
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,044,006
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,498,689
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,694,931
			9,237,626
TOTAL INDUSTRIALS			299,988,016
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		4,415,000	4,523,168
8.625% 5/6/19 (Reg. S)		500,000	512,250
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,235,406
			8,270,824
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	800,597
4.42% 6/15/21 (b)		2,400,000	2,449,338
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,241,843
			5,491,778
Internet Software & Services - 0.0%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)		5,620,000	6,294,400
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	454,665
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,368,375
			1,823,040
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
5.25% 1/15/24 (b)		2,650,000	2,716,250
5.5% 2/1/25		3,845,000	3,989,188
5.625% 1/15/26 (b)		1,285,000	1,329,975
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		6,305,000	6,320,763
4.125% 6/1/21 (b)		5,555,000	5,653,324
4.625% 6/15/22 (b)		2,875,000	2,961,566
Qorvo, Inc. 7% 12/1/25		5,885,000	6,399,938
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,206,500
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,715,000	2,837,175
			35,414,679
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27 (b)		1,820,000	1,805,804
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,955,966
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,523,200
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		1,745,000	1,834,431
Symantec Corp. 5% 4/15/25 (b)		1,520,000	1,550,557
			18,669,958
TOTAL INFORMATION TECHNOLOGY			75,964,679
MATERIALS - 1.0%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,624,350
5.75% 4/15/21 (b)		830,000	869,508
6.45% 2/3/24		680,000	744,090
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,730,000	3,869,875
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,353,513
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		5,820,000	5,747,250
5.25% 6/1/27 (b)		3,505,000	3,426,138
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,175,000	2,196,750
OCP SA 5.625% 4/25/24 (b)		390,000	410,576
Olin Corp.:
5% 2/1/30		1,670,000	1,611,550
5.125% 9/15/27		5,750,000	5,660,156
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		925,000	926,856
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		5,315,000	5,288,425
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		10,155,000	10,586,588
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,271,076
4.25% 11/15/20		3,653,000	3,763,811
TPC Group, Inc. 8.75% 12/15/20 (b)		13,345,000	13,411,725
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,702,313
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	918,063
			82,382,613
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	261,592
6% 4/1/24 (b)		5,665,000	5,919,925
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	319,366
5.7% 1/11/25 (b)		1,960,000	2,043,006
7.75% 4/16/26 (b)		4,100,000	4,583,800
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,135,000	1,169,050
			14,296,739
Containers & Packaging - 0.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(d)		3,840,000	3,993,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,133,206
4.625% 5/15/23 (b)		6,305,000	6,297,119
6% 2/15/25 (b)		11,455,000	11,741,375
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	5,069,125
OI European Group BV 4% 3/15/23 (b)		5,400,000	5,224,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,008,600
Silgan Holdings, Inc. 4.75% 3/15/25		2,945,000	2,922,913
			42,390,438
Metals & Mining - 0.5%
ArcelorMittal SA:
6.125% 6/1/25		1,900,000	2,092,945
7.25% 10/15/39 (d)		1,893,000	2,337,287
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		7,018,000	7,460,485
6.75% 10/19/75 (b)(d)		17,432,000	19,785,320
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (b)		4,045,000	3,974,213
5.75% 3/1/25 (b)		4,720,000	4,581,350
Commercial Metals Co. 5.375% 7/15/27		8,490,000	8,548,369
Constellium NV 5.875% 2/15/26 (b)		2,975,000	3,004,750
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	7,996,492
4.5% 8/1/47 (b)		6,545,000	6,529,030
CSN Resources SA 6.5% 7/21/20 (b)		1,880,000	1,851,424
EVRAZ Group SA:
5.375% 3/20/23 (b)		1,195,000	1,224,875
8.25% 1/28/21 (Reg. S)		1,135,000	1,257,013
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		90,000	92,819
10.375% 4/7/19 (b)		367,000	378,496
10.375% 4/7/19 (Reg. S)		655,000	675,518
10.375% 4/7/19 (Reg. S)		985,000	1,015,855
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		3,455,000	3,433,406
6.875% 3/1/26 (b)		3,525,000	3,511,781
7.25% 5/15/22 (b)		2,220,000	2,286,600
7.25% 4/1/23 (b)		12,885,000	13,368,188
7.5% 4/1/25 (b)		3,325,000	3,424,750
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,226,828
5.125% 5/15/24 (b)		3,895,000	3,884,055
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,825,280
3.875% 3/15/23		3,080,000	2,987,600
4.55% 11/14/24		9,320,000	9,110,300
5.4% 11/14/34		1,289,000	1,253,553
5.45% 3/15/43		4,539,000	4,357,440
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		580,000	587,250
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	907,885
Metinvest BV:
9.3725% 12/31/21 pay-in-kind(Reg. S) (d)		262,763	268,036
9.3725% 12/31/21 pay-in-kind (d)		4,591,285	4,683,432
Polyus Finance PLC 5.25% 2/7/23 (b)		590,000	604,234
Steel Dynamics, Inc.:
4.125% 9/15/25		4,225,000	4,087,688
5.125% 10/1/21		2,205,000	2,232,563
Stillwater Mining Co.:
6.125% 6/27/22 (b)		2,585,000	2,603,147
7.125% 6/27/25 (b)		1,185,000	1,212,611
Vale Overseas Ltd. 4.375% 1/11/22		12,930,000	13,246,785
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,510,000	2,578,774
8.25% 6/7/21 (b)		1,275,000	1,392,938
VM Holding SA 5.375% 5/4/27 (b)		565,000	583,080
			169,464,445
TOTAL MATERIALS			308,534,235
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,873,678
4.6% 4/1/22		4,896,000	5,114,669
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	5,200,000	6,129,021
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,499,391
American Homes 4 Rent 4.25% 2/15/28		1,025,000	1,008,922
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,089,902
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	5,967,832
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,511,585
4.25% 1/15/24		9,191,000	9,447,549
CBL & Associates LP 4.6% 10/15/24		272,000	223,288
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,224,024
Corporate Office Properties LP 5% 7/1/25		12,377,000	12,841,270
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,844,100
DDR Corp.:
3.625% 2/1/25		8,557,000	8,265,715
4.25% 2/1/26		22,796,000	22,602,331
4.625% 7/15/22		20,268,000	21,094,198
4.7% 6/1/27		840,000	857,068
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,358,896
3.75% 12/1/24		5,408,000	5,471,609
3.875% 10/15/22		17,388,000	17,798,327
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,713,600
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,213,985
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,744,544
4.75% 7/15/20		7,700,000	8,020,546
Health Care REIT, Inc. 2.25% 3/15/18		5,151,000	5,150,983
iStar Financial, Inc. 6% 4/1/22		775,000	780,813
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,546,593
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,183,595
5.25% 8/1/26		4,930,000	4,899,188
6.375% 3/1/24		2,250,000	2,368,125
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	41,923,832
4.5% 1/15/25		10,686,000	10,401,176
4.5% 4/1/27		50,980,000	48,714,708
4.75% 1/15/28		29,482,000	28,538,192
4.95% 4/1/24		17,495,000	17,857,455
5.25% 1/15/26		29,233,000	29,474,936
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,243,930
5% 12/15/23		2,030,000	2,069,410
SBA Communications Corp. 4.875% 9/1/24		2,205,000	2,177,438
Senior Housing Properties Trust 6.75% 4/15/20		250,000	262,948
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,709,010
WP Carey, Inc. 4% 2/1/25		34,017,000	33,636,729
			425,855,111
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,179,931
3.95% 11/15/27		18,049,000	17,388,202
4.1% 10/1/24		15,881,000	15,863,764
4.55% 10/1/29		17,155,000	17,127,788
Carmila 2.125% 3/7/28	EUR	2,300,000	2,796,516
CBRE Group, Inc. 5% 3/15/23		465,000	476,928
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,024,780
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	17,904,302
3.625% 10/1/22		9,206,000	9,308,056
3.95% 7/1/22		11,840,000	12,162,320
4.75% 10/1/25		30,612,000	32,308,281
5.25% 3/15/21		5,708,000	6,042,204
Essex Portfolio LP 3.875% 5/1/24		8,802,000	8,869,842
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	729,000
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	156,573
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,378,950
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	912,195
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,693
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,930,000	2,126,320
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,187,025
4.125% 6/15/22		14,880,000	15,357,082
4.4% 2/15/24		13,017,000	13,580,382
4.75% 10/1/20		11,282,000	11,761,358
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,410,025
4.5% 4/18/22		17,365,000	17,044,327
Mattamy Group Corp.:
6.5% 10/1/25 (b)		570,000	595,650
6.875% 12/15/23 (b)		700,000	734,125
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,566,481
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	238,231
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	3,485,000	4,257,027
Shimao Property Holdings Ltd. 4.75% 7/3/22		660,000	651,815
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,098,939
3.75% 12/1/24		21,455,000	21,045,418
3.875% 12/1/23		4,812,000	4,780,552
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	2,900,000	3,510,025
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,347,294
3.5% 2/1/25		5,961,000	5,845,557
3.75% 5/1/24		25,000,000	25,111,397
4% 3/1/28		10,982,000	10,869,419
4.125% 1/15/26		5,557,000	5,610,225
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		300,000	309,066
			364,673,065
TOTAL REAL ESTATE			790,528,176
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Altice Financing SA:
6.625% 2/15/23 (b)		2,780,000	2,776,525
7.5% 5/15/26 (b)		3,905,000	3,934,288
Altice Finco SA 7.625% 2/15/25 (b)		5,335,000	5,254,975
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,173,598
3% 6/30/22		12,546,000	12,335,501
3.4% 5/15/25		39,520,000	38,048,206
3.6% 2/17/23		44,557,000	44,657,309
5.875% 10/1/19		5,944,000	6,216,057
6.3% 1/15/38		16,665,000	19,214,992
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,650,000	1,680,938
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	50,158
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		820,000	846,650
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		415,000	420,814
Frontier Communications Corp.:
10.5% 9/15/22		3,770,000	3,218,638
11% 9/15/25		6,400,000	5,016,000
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	795,297
7.25% 4/26/23 (b)		3,985,000	4,356,514
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,849,500
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,419,188
6.25% 5/15/24 (b)		3,140,000	2,924,125
7.375% 5/1/26 (b)		2,380,000	2,297,414
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	560,000	759,326
TDC A/S 3.5% 2/26/3015 (Reg. S) (d)	EUR	2,546,000	3,124,757
Telecom Italia Capital SA:
6% 9/30/34		3,775,000	3,954,313
6.375% 11/15/33		3,785,000	4,144,575
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,688,313
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,400,000	4,246,000
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,524,355
5.012% 4/15/49		2,831,000	2,872,802
5.012% 8/21/54		55,038,000	54,518,791
5.5% 3/16/47		36,099,000	39,437,400
			301,757,319
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,126,244
Comcel Trust 6.875% 2/6/24 (b)		2,525,000	2,641,781
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	521,500
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,445,469
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,095,000	1,164,095
Sprint Communications, Inc.:
6% 11/15/22		3,685,000	3,638,938
9% 11/15/18 (b)		2,225,000	2,308,438
Sprint Corp.:
7.25% 9/15/21		4,240,000	4,425,500
7.875% 9/15/23		3,925,000	4,062,375
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,110,000
4.5% 2/1/26		4,055,000	3,978,969
4.75% 2/1/28		2,705,000	2,638,403
6.375% 3/1/25		4,860,000	5,127,300
6.5% 1/15/24		6,085,000	6,374,038
6.625% 4/1/23		6,440,000	6,667,976
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		485,000	491,173
			59,722,199
TOTAL TELECOMMUNICATION SERVICES			361,479,518
UTILITIES - 1.9%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,873,965
DPL, Inc. 6.75% 10/1/19		2,490,000	2,614,500
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	31,933,444
6.4% 9/15/20 (b)		25,897,000	27,907,767
Eversource Energy:
1.45% 5/1/18		3,325,000	3,320,549
2.8% 5/1/23		15,104,000	14,654,761
Exelon Corp. 2.85% 6/15/20		4,888,000	4,867,506
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	32,155,907
7.375% 11/15/31		64,123,000	84,546,095
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,269,840
InterGen NV 7% 6/30/23 (b)		3,595,000	3,586,013
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,566,762
3.7% 9/1/24		10,462,000	10,230,945
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (b)		650,000	639,444
7.75% 12/15/27 (Reg. S)		600,000	750,588
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,475,957
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,148,208
Nevada Power Co. 6.5% 5/15/18		790,000	796,981
NRG Yield Operating LLC 5% 9/15/26		3,945,000	3,875,489
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,306,803	9,095,950
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,797,990
Pampa Holding SA 7.5% 1/24/27 (b)		885,000	927,038
PG&E Corp. 2.4% 3/1/19		1,683,000	1,673,096
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,174,954
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,455,957
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,911,278
			306,250,984
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,777,809
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	73,731,960
Dynegy, Inc.:
7.625% 11/1/24		5,590,000	6,009,250
8.125% 1/30/26 (b)		3,095,000	3,389,025
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,086,774
2.7% 6/15/21		5,055,000	4,959,612
3.55% 6/15/26		8,087,000	7,785,420
Listrindo Capital BV 4.95% 9/14/26 (b)		620,000	600,656
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,345,000	1,326,506
4.5% 9/15/27 (b)		935,000	899,938
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,221,425
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,750,088
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,040,000	1,019,200
5% 1/31/28 (b)		1,040,000	1,006,512
The AES Corp.:
4.875% 5/15/23		9,515,000	9,598,256
5.125% 9/1/27		7,280,000	7,371,000
6% 5/15/26		1,545,000	1,622,250
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,500,000	3,056,527
			136,102,249
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,143,958
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (d)(e)		35,229,000	33,203,333
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (d)(e)		10,345,000	10,241,550
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,367,445
5.8% 2/1/42		6,336,000	7,447,128
5.95% 6/15/41		11,832,000	14,391,344
6.8% 1/15/19		1,039,000	1,074,693
Puget Energy, Inc.:
6% 9/1/21		15,565,000	16,946,165
6.5% 12/15/20		5,125,000	5,609,213
Sempra Energy:
2.875% 10/1/22		5,760,000	5,661,800
6% 10/15/39		15,009,000	18,503,866
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,177,000	1,281,576
5% 1/20/26 (b)		6,960,000	5,988,384
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (d)(e)		3,860,000	3,763,500
			150,623,955
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(d)	GBP	2,375,000	3,281,924
TOTAL UTILITIES			600,036,921

TOTAL NONCONVERTIBLE BONDS			9,561,105,751

TOTAL CORPORATE BONDS
(Cost $9,434,844,883)			9,576,664,814

U.S. Government and Government Agency Obligations - 41.1%
U.S. Treasury Inflation-Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$235,550,250	$222,752,230
0.875% 2/15/47		170,775,097	166,030,818
1% 2/15/46		147,095,993	147,775,144
1.375% 2/15/44		140,134,694	153,090,944
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		171,581,004	166,981,046
0.125% 7/15/26		197,567,166	188,704,094
0.25% 1/15/25		78,062,250	75,975,464
0.375% 7/15/25		412,385,136	404,947,621
0.375% 1/15/27		404,607,253	391,944,500
0.375% 7/15/27		151,168,500	146,554,982
0.625% 1/15/26		207,502,000	206,393,581

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,271,150,424

U.S. Treasury Obligations - 33.9%
U.S. Treasury Bonds:
2.5% 2/15/45		2,580,000	2,284,812
2.5% 2/15/46		2,072,000	1,828,135
2.75% 11/15/47		286,780,000	265,697,191
3% 5/15/45		145,382,000	142,048,436
3% 11/15/45		207,323,000	202,431,473
3% 2/15/47		658,626,000	642,237,534
3% 5/15/47		103,797,000	101,169,638
3% 2/15/48		6,295,000	6,139,838
5% 5/15/37		620,000	800,866
U.S. Treasury Notes:
0.75% 8/31/18		5,500,000	5,468,203
1.125% 6/30/21		1,125,000	1,076,045
1.25% 3/31/21		1,180,775,000	1,138,894,387
1.25% 10/31/21		453,470,000	433,187,847
1.375% 4/30/21		334,800,000	323,735,905
1.5% 5/15/20		308,760,000	303,368,760
1.5% 8/15/26		218,742,000	196,320,945
1.625% 7/31/20		7,093,000	6,973,583
1.625% 5/15/26		25,000,000	22,750,000
1.75% 12/31/20		600,000,000	589,265,628
1.75% 6/30/22		952,845,000	919,458,207
1.875% 3/31/22		1,455,761,000	1,415,841,204
1.875% 7/31/22		903,426,000	875,476,258
1.875% 9/30/22		67,650,000	65,448,733
2% 12/31/21		906,934,000	888,511,903
2% 4/30/24		25,000,000	23,928,711
2% 11/15/26		11,480,000	10,706,894
2.125% 12/31/22		368,686,000	360,001,716
2.125% 7/31/24		649,329,000	624,700,152
2.125% 11/30/24		424,340,000	406,918,853
2.25% 12/31/24		618,783,000	597,778,219
2.25% 11/15/27		192,640,000	182,278,075

TOTAL U.S. TREASURY OBLIGATIONS			10,756,728,151

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,434,640,595)			13,027,878,575

U.S. Government Agency - Mortgage Securities - 17.3%
Fannie Mae - 9.3%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (d)(e)		57,322	59,348
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)		26,487	27,427
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (d)(e)		91,196	94,246
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (d)(e)		16,188	16,790
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (d)(e)		71,760	74,659
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)		24,859	25,827
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (d)(e)		118,256	124,151
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (d)(e)		62,037	64,355
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (d)(e)		47,641	49,611
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (d)(e)		32,237	33,517
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (d)(e)		50,199	51,651
12 month U.S. LIBOR + 1.718% 3.429% 5/1/35 (d)(e)		147,194	153,272
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (d)(e)		192,623	198,344
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (d)(e)		48,021	50,608
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (d)(e)		232,578	239,535
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (d)(e)		59,048	60,719
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (d)(e)		530,575	553,037
12 month U.S. LIBOR + 1.788% 3.444% 2/1/36 (d)(e)		180,231	185,591
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (d)(e)		867,076	900,051
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (d)(e)		173,614	182,989
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (d)(e)		102,932	106,164
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (d)(e)		5,892,241	6,164,575
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (d)(e)		960,348	995,460
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (d)(e)		100,102	103,184
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (d)(e)		133,064	139,676
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (d)(e)		193,062	202,327
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (d)(e)		92,702	97,541
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (d)(e)		68,918	71,209
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (d)(e)		65,866	69,503
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (d)(e)		1,269	1,310
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (d)(e)		1,193	1,220
6 month U.S. LIBOR + 1.505% 3.031% 1/1/35 (d)(e)		172,936	177,592
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (d)(e)		754	773
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (d)(e)		30,703	31,548
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)		15,249	15,675
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (d)(e)		11,644	11,981
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (d)(e)		13,963	14,229
6 month U.S. LIBOR + 1.740% 3.316% 12/1/34 (d)(e)		3,625	3,781
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (d)(e)		25,281	26,425
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.078% 10/1/33 (d)(e)		266,874	277,548
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)		36,397	38,425
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (d)(e)		198,941	210,123
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (d)(e)		65,978	69,171
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.537% 7/1/34 (d)(e)		146,287	155,040
2.5% 10/1/30 to 8/1/43		16,402,207	15,519,614
3% 3/1/25 to 2/1/47		516,078,142	505,824,549
3% 3/1/33 (h)		53,050,000	52,820,294
3% 3/1/33 (h)		300,000	298,701
3% 3/1/33 (h)		14,900,000	14,835,483
3% 3/1/33 (h)		5,950,000	5,924,237
3% 3/1/33 (h)		22,600,000	22,502,142
3% 3/1/33 (h)		19,150,000	19,067,081
3% 3/1/33 (h)		113,700,000	113,207,679
3% 3/1/48 (h)		104,500,000	101,264,262
3% 3/1/48 (h)		61,600,000	59,692,618
3% 3/1/48 (h)		20,650,000	20,010,593
3.5% 3/1/25 to 10/1/56		561,317,484	564,176,613
3.5% 3/1/48 (h)		160,000,000	159,707,536
3.5% 3/1/48 (h)		65,000,000	64,881,187
3.5% 3/1/48 (h)		28,200,000	28,148,453
3.5% 3/1/48 (h)		28,300,000	28,248,270
4% 9/1/24 to 10/1/46		287,421,828	296,615,672
4% 3/1/48 (h)		50,400,000	51,628,500
4% 3/1/48 (h)		35,900,000	36,775,063
4% 3/1/48 (h)		38,500,000	39,438,438
4% 3/1/48 (h)		48,800,000	49,989,500
4% 3/1/48 (h)		46,950,000	48,094,406
4% 4/1/48 (h)		209,550,000	214,313,994
4.5% 6/1/33 to 8/1/56		100,514,826	106,184,227
5% 3/1/18 to 8/1/56		191,611,636	206,461,512
5.255% 8/1/41		2,143,800	2,288,457
5.5% 3/1/18 to 5/1/44		47,510,497	52,238,933
6% 7/1/19 to 1/1/42		14,941,359	16,603,106
6.309% 2/1/39		3,384,349	3,666,765
6.5% 4/1/18 to 8/1/39		24,608,047	27,513,965
7% 9/1/21 to 7/1/37		1,112,620	1,251,831
7.5% 6/1/25 to 2/1/32		494,154	560,331
8% 7/1/29 to 3/1/37		11,952	14,060
8.5% 12/1/19 to 6/1/22		238	256
9.5% 6/1/18 to 9/1/21		1,963	2,015

TOTAL FANNIE MAE			2,941,900,551

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (d)(e)		50,771	52,078
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (d)(e)		16,145	16,560
12 month U.S. LIBOR + 1.375% 3.117% 3/1/36 (d)(e)		133,564	137,343
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (d)(e)		111,865	114,281
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (d)(e)		40,692	41,531
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (d)(e)		727,883	763,143
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (d)(e)		3,090,034	3,213,591
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (d)(e)		980,120	1,025,593
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (d)(e)		35,447	37,051
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (d)(e)		79,634	83,578
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (d)(e)		878,243	918,355
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (d)(e)		87,546	90,486
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (d)(e)		105,106	108,231
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (d)(e)		107,222	112,599
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (d)(e)		105,912	111,701
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (d)(e)		145,204	152,789
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (d)(e)		133,770	140,688
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (d)(e)		20,217	21,243
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (d)(e)		108,684	113,821
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)		56,271	59,437
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (d)(e)		1,763	1,845
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (d)(e)		109,608	115,874
6 month U.S. LIBOR + 1.125% 2.7% 8/1/37 (d)(e)		33,351	33,672
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)		35,982	36,725
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (d)(e)		51,068	51,997
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (d)(e)		135,025	139,367
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (d)(e)		27,891	28,844
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (d)(e)		51,577	53,386
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (d)(e)		25,712	26,505
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (d)(e)		176,456	180,869
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (d)(e)		115,732	120,480
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (d)(e)		23,362	24,416
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (d)(e)		59,218	60,987
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (d)(e)		38,687	40,521
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (d)(e)		104,174	110,535
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (d)(e)		158,203	164,375
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.206% 6/1/33 (d)(e)		385,186	405,829
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.504% 3/1/35 (d)(e)		682,639	722,353
2.5% 7/1/31		5,924,413	5,797,870
3% 2/1/32 to 2/1/47		338,275,274	329,521,047
3.5% 1/1/32 to 12/1/47 (i)(j)		436,480,964	439,772,691
4% 7/1/31 to 6/1/47		258,301,031	266,777,186
4% 3/1/48 (h)		2,600,000	2,663,883
4% 4/1/48 (h)		2,600,000	2,659,516
4.5% 6/1/25 to 1/1/45		19,604,402	20,724,478
5% 6/1/20 to 7/1/41		20,258,374	21,993,052
5.5% 5/1/18 to 3/1/41		7,251,310	7,944,920
6% 2/1/19 to 12/1/37		2,148,459	2,390,234
6.5% 7/1/21 to 9/1/39		2,857,924	3,186,375
7% 6/1/21 to 9/1/36		1,024,971	1,158,406
7.5% 1/1/27 to 4/1/32		20,753	23,687
8% 7/1/24 to 1/1/37		32,544	37,693
8.5% 9/1/19 to 1/1/28		26,254	29,697
9% 10/1/20		15	15
9.5% 5/1/21 to 7/1/21		49	50
10% 2/1/20 to 11/1/20		37	38
11% 7/1/19 to 9/1/20		9	9

TOTAL FREDDIE MAC			1,114,313,526

Ginnie Mae - 4.5%
3.5% 11/15/40 to 1/20/48 (i)		484,398,444	488,569,302
4% 5/20/33 to 1/20/48		224,931,348	232,269,709
4.5% 6/20/33 to 8/15/41		49,492,705	52,345,120
5% 12/15/32 to 9/15/41		21,398,365	23,176,185
5.5% 7/15/33 to 9/15/39		1,717,440	1,899,194
6% 10/15/30 to 11/15/39		506,328	566,281
7% 10/15/22 to 3/15/33		1,028,721	1,176,827
7.5% 11/15/21 to 9/15/31		445,573	500,838
8% 11/15/21 to 11/15/29		137,933	153,708
8.5% 10/15/21 to 1/15/31		27,151	31,283
9% 9/15/19 to 1/15/23		619	655
9.5% 12/15/20 to 3/15/23		240	254
3% 5/20/42 to 4/20/47		286,127,066	280,452,210
3% 3/1/48 (h)		79,550,000	77,783,330
3.5% 3/1/48 (h)		60,000,000	60,344,262
3.5% 3/1/48 (h)		50,350,000	50,638,893
4.5% 3/1/48 (h)		73,700,000	76,658,016
4.5% 4/1/48 (h)		34,500,000	35,842,913
4.5% 4/1/48 (h)		39,200,000	40,725,860
6.5% 3/20/31 to 6/15/37		308,162	349,598
11% 9/20/19		211	220

TOTAL GINNIE MAE			1,423,484,658

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,596,425,522)			5,479,698,735

Asset-Backed Securities - 1.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$23,934,703	$23,934,667
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (d)(e)		664,344	669,584
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (d)(e)		183,174	187,121
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.0875% 6/15/32 (b)(d)(e)(g)		2,769,731	1,693,181
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	163,015
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	481,091
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	646,295
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,086,515
Class XS, 0% 10/17/45 (b)(d)(g)(k)		683,519	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (d)(e)		31,366	31,126
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (d)(e)		89,819	84,198
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (d)(e)		46,970	45,958
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (d)(e)		410,612	417,519
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (d)(e)		1,122,875	1,152,384
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (d)(e)		1,071,115	411,785
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (d)(e)		1,297,829	1,270,811
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (d)(e)		18,318	7,512
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		1,533,333	1,533,339
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		43,010,344	43,867,153
Class AA, 4.213% 12/16/41 (b)		9,591,688	9,398,289
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		13,098,454	13,041,169
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (d)(e)		1,802,588	1,520,964
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9707% 10/25/37 (b)(d)(e)		18,204,215	18,294,648
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (b)		1,344,227	1,344,431
Series 2017-P1 Class A, 2.54% 9/15/23 (b)		3,746,443	3,740,405
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)		13,362,853	13,359,476
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (d)(e)		3,192	3,334
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (d)(e)		51,103	49,095
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (d)(e)		73,864	74,749
Series 2004-7 Class AF5, 5.868% 1/25/35		962,875	973,246
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.5507% 8/25/35 (d)(e)		1,781,294	1,786,150
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (d)(e)		32,929	32,411
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,324,580	17,138,329
Class A2II, 4.03% 11/20/47 (b)		29,350,440	29,387,788
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		141,639	145,054
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.11% 6/15/21 (b)		9,680,635	9,657,838
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (d)(e)		38,916	37,768
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (d)(e)		2,512	2,251
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		2,239,933	2,240,390
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (d)(e)		948,695	941,524
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (d)(e)		347,133	296,634
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (b)(d)(e)		252,874	244,539
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (b)(d)(e)		368,753	361,715
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (b)(d)(e)		133,205	130,477
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (b)(d)(e)		221,381	206,853
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (b)(d)(e)		84,065	77,373
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,715
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (d)(e)		200,975	203,267
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (d)(e)		311,943	314,423
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.24% 7/17/34 (b)(d)(e)		229,000	233,615
Class F, 1 month U.S. LIBOR + 3.539% 5.129% 7/17/34 (b)(d)(e)		332,000	339,226
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (d)(e)		1,403,095	1,035,202
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.74% 6/17/32 (b)(d)(e)		485,000	487,219
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.7832% 3/17/32 (b)(d)(e)		624,000	625,816
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 3.84% 12/17/36 (b)(d)(e)		525,000	534,967
Class F, 1 month U.S. LIBOR + 3.000% 4.59% 12/17/36 (b)(d)(e)		441,000	449,967
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.611% 3/17/37 (b)(d)(e)		672,000	679,278
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (d)(e)		3,243,000	2,397,843
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1 month U.S. LIBOR + 0.160% 1.7807% 11/25/36 (d)(e)		3,853,089	1,779,838
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (d)(e)		271,000	82,095
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (d)(e)		81,623	78,766
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (d)(e)		124,390	123,952
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.9107% 8/25/36 (d)(e)		12,490,396	12,489,083
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (d)(e)		2,687	1,658
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (d)(e)		1,052,436	1,021,554
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (d)(e)		57,368	55,685
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.7957% 7/25/34 (d)(e)		11,965	11,842
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (d)(e)		13,754	13,637
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (d)(e)		101,204	97,345
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (d)(e)		98,943	3,629
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		15,338,071	15,274,709
Series 2017-2A Class A1, 2.12% 9/25/27 (b)		24,276,718	24,186,700
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (b)(d)(e)		3,513,000	3,535,106
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (d)(e)		1,426,957	1,418,001
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (d)(e)		450,894	457,768
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (d)(e)		683,353	616,422
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (d)(e)		1,475,804	1,473,958
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	176,632
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	164,401
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(e)		134,000	134,893
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		384,000	383,880
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (d)(e)		60,269	60,247
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.19% 1/17/35 (b)(d)(e)		1,040,000	1,056,046
Class F, 1 month U.S. LIBOR + 3.400% 4.99% 1/17/35 (b)(d)(e)		903,000	902,975
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (d)(e)		31,675	31,138
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (d)(e)		28,819	27,765
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		24,454,768	24,649,452
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (b)(d)(e)(g)		2,573,000	1,358,639
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,107,881
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)		198,000	199,538
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	507,580
Class F, 5.769% 11/17/33 (b)		456,000	472,205
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		574,000	574,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.1664% 11/21/40 (b)(d)(e)		305,000	283,803
TOTAL ASSET-BACKED SECURITIES
(Cost $295,195,553)			304,290,522

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.6921% 6/27/36 (b)(d)(e)		8,874,710	8,736,871
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6731% 12/26/35 (b)(d)		988,831	990,016
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.7011% 7/26/36 (b)(d)		1,499,327	1,464,472
Series 2013-RR4 Class 2A1, 3.761% 5/26/47 (b)(d)		1,865,700	1,872,777
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (d)(e)		408,345	410,125
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		6,785,380	6,729,330
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7416% 1/25/37 (b)(d)		2,038,877	2,078,100
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		5,998,848	6,019,281
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.8321% 5/27/37 (b)(d)(e)		7,422,975	7,202,517
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (b)(d)(e)		700,952	685,706
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (b)(d)		933,731	933,623
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (d)		303,912	311,382
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		14,766,734	14,667,593
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,338,351	16,756,620
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3637% 12/25/46 (b)(d)		910,000	943,959
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(d)		1,000,000	1,046,686
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.1565% 3/25/37 (d)		512,815	512,707
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.7672% 6/21/36 (b)(d)(e)		4,814,911	4,753,528
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (d)		696,686	674,556
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (d)(e)		1,340,405	1,315,496
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5335% 3/26/37 (b)(d)		751,813	750,588
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (d)(e)		362,020	358,413
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.3328% 7/26/45 (b)(d)		7,794,860	7,881,444
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (b)(d)(e)		184,397	146,896
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (b)(d)(e)		41,114	27,535
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (d)(e)		16,752	16,561
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (d)		52,321	52,688
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (d)(e)		7,143,954	6,906,200
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.7231% 1/25/35 (d)		1,498,048	1,512,043
Series 2005-AR10 Class 2A15, 3.5661% 6/25/35 (d)		8,197,246	8,376,803
Series 2005-AR2:
Class 1A2, 3.5392% 3/25/35 (d)		1,015,637	1,017,767
Class 3A1, 3.6387% 3/25/35 (d)		13,400,547	13,624,618
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5053% 6/27/36 (b)(d)		717,298	717,630
Class 2A1, 3.4585% 6/27/36 (b)(d)		1,088,949	1,084,753

TOTAL PRIVATE SPONSOR			120,579,284

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4207% 2/25/32 (d)(e)		20,139	20,474
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.59% 3/18/32 (d)(e)		35,625	36,285
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (d)(e)		43,539	44,480
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6207% 10/25/32 (d)(e)		56,889	58,102
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3707% 1/25/32 (d)(e)		20,183	20,503
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (d)(k)(l)		664,863	141,082
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0593% 11/25/36 (d)(k)(l)		503,477	79,058
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		22,719	23,924
Series 1993-207 Class H, 6.5% 11/25/23		327,187	349,763
Series 1996-28 Class PK, 6.5% 7/25/25		107,122	114,819
Series 1999-17 Class PG, 6% 4/25/29		314,161	339,533
Series 1999-32 Class PL, 6% 7/25/29		290,227	314,010
Series 1999-33 Class PK, 6% 7/25/29		217,332	235,415
Series 2001-52 Class YZ, 6.5% 10/25/31		25,558	28,555
Series 2003-28 Class KG, 5.5% 4/25/23		185,536	194,060
Series 2005-102 Class CO 11/25/35 (m)		165,549	145,140
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (d)(l)		55,574	64,818
Series 2005-81 Class PC, 5.5% 9/25/35		401,639	428,406
Series 2006-12 Class BO 10/25/35 (m)		743,102	652,094
Series 2006-37 Class OW 5/25/36 (m)		70,102	59,282
Series 2006-45 Class OP 6/25/36 (m)		226,630	192,210
Series 2006-62 Class KP 4/25/36 (m)		357,258	303,103
Series 2012-149:
Class DA, 1.75% 1/25/43		8,300,032	7,937,781
Class GA, 1.75% 6/25/42		8,177,246	7,805,516
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		66,122	74,245
Series 1999-25 Class Z, 6% 6/25/29		227,851	248,150
Series 2001-20 Class Z, 6% 5/25/31		332,996	363,308
Series 2001-31 Class ZC, 6.5% 7/25/31		169,737	187,966
Series 2002-16 Class ZD, 6.5% 4/25/32		89,265	99,791
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (d)(k)(l)		434,785	58,957
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		2,022,012	206,382
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (d)(k)(l)		319,774	58,127
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (d)(k)(l)		194,859	30,567
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (d)(l)		14,087	16,504
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (d)(k)(l)		47,374	8,426
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (d)(k)(l)		333	1
Series 2005-72 Class ZC, 5.5% 8/25/35		2,462,559	2,628,791
Series 2005-79 Class ZC, 5.9% 9/25/35		1,559,500	1,733,201
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (d)(l)		161,875	294,642
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (d)(l)		243,132	437,363
Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (d)(l)		100,974	162,845
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.9243% 8/25/37 (d)(k)(l)		7,247,543	1,112,027
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (d)(k)(l)		1,298,528	186,663
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (d)(k)(l)		20	0
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		6,089	151
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		67,578	2,359
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		92,776	2,993
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7393% 6/25/21 (d)(k)(l)		50,797	1,179
Series 2010-12 Class AI, 5% 12/25/18 (k)		33,729	164
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (d)(k)(l)		1,206,807	160,531
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,086,899	110,902
Series 2010-150 Class ZC, 4.75% 1/25/41		5,407,537	5,785,605
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		38,649	962
Series 2010-23:
Class AI, 5% 12/25/18 (k)		8,216	60
Class HI, 4.5% 10/25/18 (k)		18,874	149
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		40,179	271
Series 2010-95 Class ZC, 5% 9/25/40		10,952,982	11,858,980
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		270,230	12,757
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (d)(k)(l)		3,152,311	438,431
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (d)(k)(l)		3,257,728	507,197
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (d)(k)(l)		2,691,703	332,837
Series 2011-39 Class ZA, 6% 11/25/32		874,098	965,640
Series 2011-4 Class PZ, 5% 2/25/41		2,309,122	2,571,532
Series 2011-67 Class AI, 4% 7/25/26 (k)		339,899	31,267
Series 2011-83 Class DI, 6% 9/25/26 (k)		443,591	39,272
Series 2012-100 Class WI, 3% 9/25/27 (k)		5,427,503	517,635
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (d)(k)(l)		1,788,022	210,598
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (d)(k)(l)		8,106,114	1,467,255
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (d)(k)(l)		2,375,384	323,701
Series 2013-133 Class IB, 3% 4/25/32 (k)		3,436,343	328,584
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (d)(k)(l)		1,798,340	272,351
Series 2013-51 Class GI, 3% 10/25/32 (k)		5,119,640	514,299
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (d)(k)(l)		1,041,615	166,131
Series 2015-42:
Class IL, 6% 6/25/45 (k)		7,733,022	1,852,838
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (d)(k)(l)		12,901,063	1,745,851
Series 2015-70 Class JC, 3% 10/25/45		6,656,986	6,618,951
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (d)(k)(l)		15,036,610	2,171,356
Series 2017-30 Class AI, 5.5% 5/25/47		4,031,994	943,163
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (k)		256	1
Class 5, 5.5% 7/25/33 (k)		185,214	40,799
Series 343 Class 16, 5.5% 5/25/34 (k)		159,587	28,416
Series 348 Class 14, 6.5% 8/25/34 (d)(k)		114,418	26,353
Series 351:
Class 12, 5.5% 4/25/34 (d)(k)		72,605	14,178
Class 13, 6% 3/25/34 (k)		99,395	19,504
Series 359 Class 19, 6% 7/25/35 (d)(k)		61,469	11,570
Series 384 Class 6, 5% 7/25/37 (k)		792,467	156,178
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.3875% 1/15/32 (d)(e)		16,122	16,389
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (d)(e)		21,872	22,290
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.5875% 3/15/32 (d)(e)		23,527	24,017
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.4875% 6/15/31 (d)(e)		41,776	42,532
Class FG, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (d)(e)		12,732	12,970
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.8375% 5/15/37 (d)(e)		934,808	933,591
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		666,785	566,416
Series 2095 Class PE, 6% 11/15/28		347,240	376,484
Series 2101 Class PD, 6% 11/15/28		31,284	33,112
Series 2121 Class MG, 6% 2/15/29		142,915	154,959
Series 2131 Class BG, 6% 3/15/29		974,477	1,058,194
Series 2137 Class PG, 6% 3/15/29		155,121	167,350
Series 2154 Class PT, 6% 5/15/29		247,377	268,754
Series 2162 Class PH, 6% 6/15/29		58,378	62,603
Series 2520 Class BE, 6% 11/15/32		321,050	354,872
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (d)(k)(l)		15,004	974
Series 2693 Class MD, 5.5% 10/15/33		3,735,598	4,070,238
Series 2802 Class OB, 6% 5/15/34		539,070	577,903
Series 2937 Class KC, 4.5% 2/15/20		226,290	228,064
Series 2962 Class BE, 4.5% 4/15/20		376,650	382,270
Series 3002 Class NE, 5% 7/15/35		885,206	937,425
Series 3110 Class OP 9/15/35 (m)		412,118	370,788
Series 3119 Class PO 2/15/36 (m)		779,948	660,211
Series 3121 Class KO 3/15/36 (m)		137,369	117,308
Series 3123 Class LO 3/15/36 (m)		430,684	365,771
Series 3145 Class GO 4/15/36 (m)		417,447	355,001
Series 3189 Class PD, 6% 7/15/36		801,755	892,596
Series 3225 Class EO 10/15/36 (m)		244,781	207,656
Series 3258 Class PM, 5.5% 12/15/36		407,850	436,283
Series 3415 Class PC, 5% 12/15/37		310,898	330,846
Series 3786 Class HI, 4% 3/15/38 (k)		1,017,996	82,748
Series 3806 Class UP, 4.5% 2/15/41		2,414,467	2,505,362
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,542,509
Series 4135 Class AB, 1.75% 6/15/42		6,111,850	5,839,288
sequential payer:
Series 2135 Class JE, 6% 3/15/29		71,321	77,479
Series 2274 Class ZM, 6.5% 1/15/31		81,760	90,363
Series 2281 Class ZB, 6% 3/15/30		193,435	204,311
Series 2303 Class ZV, 6% 4/15/31		80,823	87,984
Series 2357 Class ZB, 6.5% 9/15/31		598,312	668,782
Series 2502 Class ZC, 6% 9/15/32		163,249	179,822
Series 2519 Class ZD, 5.5% 11/15/32		262,096	275,495
Series 2546 Class MJ, 5.5% 3/15/23		113,978	118,036
Series 2601 Class TB, 5.5% 4/15/23		54,477	57,224
Series 2998 Class LY, 5.5% 7/15/25		165,607	174,868
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,854,365
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (d)(k)(l)		284,773	48,821
Series 2013-4281 Class AI, 4% 12/15/28 (k)		3,411,752	289,957
Series 2017-4683 Class LM, 3% 5/15/47		8,972,578	8,938,714
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (d)(l)		6,335	8,551
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (d)(l)		9,320	15,519
Series 2933 Class ZM, 5.75% 2/15/35		2,921,423	3,297,204
Series 2935 Class ZK, 5.5% 2/15/35		3,643,269	3,982,631
Series 2947 Class XZ, 6% 3/15/35		1,063,809	1,158,373
Series 2996 Class ZD, 5.5% 6/15/35		2,366,776	2,628,966
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (d)(k)(l)		402,196	66,712
Series 3237 Class C, 5.5% 11/15/36		3,318,748	3,639,754
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (d)(k)(l)		962,470	157,515
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (d)(k)(l)		2,262,661	341,550
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (d)(k)(l)		1,426,247	248,544
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (d)(k)(l)		2,175,728	389,324
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (d)(k)(l)		689,534	102,702
Series 3772 Class BI, 4.5% 10/15/18 (k)		63,345	496
Series 3949 Class MK, 4.5% 10/15/34		631,458	658,068
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (d)(k)(l)		3,494,968	469,912
Class YI, 3% 11/15/21 (k)		1,502,936	58,774
Series 4055 Class BI, 3.5% 5/15/31 (k)		3,150,990	345,781
Series 4149 Class IO, 3% 1/15/33 (k)		2,223,201	282,975
Series 4314 Class AI, 5% 3/15/34 (k)		1,098,584	115,287
Series 4427 Class LI, 3.5% 2/15/34 (k)		5,804,485	780,666
Series 4471 Class PA 4% 12/15/40		7,463,955	7,643,210
target amortization class Series 2156 Class TC, 6.25% 5/15/29		183,294	194,641
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/24 (d)(e)		73,743	74,530
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		125,565	136,196
Series 2056 Class Z, 6% 5/15/28		275,622	298,619
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,467,209	7,728,682
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (d)(k)(l)		422,624	74,103
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1138% 3/20/60 (d)(e)(n)		5,451,488	5,469,234
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (d)(e)(n)		623,537	621,839
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (d)(e)(n)		754,119	751,572
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (d)(e)(n)		860,357	857,416
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (d)(e)(n)		1,539,467	1,537,702
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (d)(e)(n)		2,401,332	2,406,208
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (d)(e)(n)		4,832,731	4,840,817
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (d)(e)(n)		6,345,020	6,354,321
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (d)(e)(n)		2,121,639	2,125,999
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(n)		2,485,580	2,491,585
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(n)		2,329,356	2,334,464
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (d)(e)(n)		2,964,997	2,972,871
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (d)(e)(n)		5,809,923	5,836,881
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (d)(e)(n)		2,852,489	2,874,380
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (d)(e)(n)		1,897,259	1,911,164
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (d)(e)(n)		2,733,255	2,748,778
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (d)(e)(n)		1,689,787	1,699,034
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (d)(e)(n)		2,289,349	2,293,787
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.8994% 10/20/62 (d)(e)(n)		1,503,629	1,507,742
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.9094% 7/20/60 (d)(e)(n)		4,432,296	4,442,138
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.7394% 3/20/63 (d)(e)(n)		2,392,037	2,387,815
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (d)(e)(n)		2,750,755	2,763,574
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.1618% 12/20/63 (d)(e)(n)		7,397,477	7,437,162
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.0618% 6/20/64 (d)(e)(n)		10,961,021	10,986,273
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/64 (d)(e)(n)		34,539,316	34,622,269
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (d)(e)(n)		10,122,466	10,132,472
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		351,326	384,008
Series 1997-8 Class PE, 7.5% 5/16/27		151,327	171,591
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (d)(l)		5,680,000	5,868,770
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		714,509	85,509
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,352,609	1,447,489
Series 2010-160 Class DY, 4% 12/20/40		16,137,413	16,683,336
Series 2010-170 Class B, 4% 12/20/40		3,649,890	3,773,333
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (d)(k)(l)		229,664	34,482
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (d)(k)(l)		277,608	52,313
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.6712% 6/16/37 (d)(l)		16,996	28,118
Series 2010-116 Class QB, 4% 9/16/40		34,128,659	35,233,438
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 5/20/60 (d)(e)(n)		2,018,300	2,012,968
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.5388% 7/20/41 (d)(k)(l)		1,409,888	210,515
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (d)(k)(l)		882,626	139,978
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (d)(l)		2,294,538	2,351,217
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (d)(l)		6,369,770	6,601,525
Series 2013-149 Class MA, 2.5% 5/20/40		19,602,395	19,119,731
Series 2014-2 Class BA, 3% 1/20/44		15,998,622	15,809,006
Series 2014-21 Class HA, 3% 2/20/44		7,304,331	7,225,986
Series 2014-25 Class HC, 3% 2/20/44		10,349,933	10,203,901
Series 2014-5 Class A, 3% 1/20/44		9,689,540	9,575,476
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		22,184,094	22,119,429
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		20,412,281	20,350,411
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		4,163,611	4,154,344
Class JA, 2.5% 6/20/65 (n)		18,985,862	18,932,595
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (d)(e)(n)		24,063,842	24,127,662

TOTAL U.S. GOVERNMENT AGENCY			494,817,228

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $623,560,526)			615,396,512

Commercial Mortgage Securities - 1.8%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.3865% 9/15/34 (b)(d)(e)		1,242,000	1,235,762
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	194,913
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,004
Series 1997-D5 Class PS1, 1.8371% 2/14/43 (d)(k)		44,756	383
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)		1,340,110	1,340,774
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		767,000	716,487
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,058,831
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	594,129
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	717,243
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		957,000	948,941
Class D, 3.25% 2/15/50 (b)		667,000	527,269
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9953% 7/15/49 (d)(k)		45,866,901	4,769,681
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,201,978	4,219,549
Class E, 4.2844% 9/10/28 (b)(d)		1,786,000	1,714,102
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (b)(d)(e)		18,755	18,695
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (b)(d)(e)		533,873	500,491
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (b)(d)(e)		23,977	18,663
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (b)(d)(e)		172,217	160,357
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (b)(d)(e)		51,665	47,708
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (b)(d)(e)		75,453	69,060
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (b)(d)(e)		41,730	38,297
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (b)(d)(e)		41,730	31,798
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (b)(d)(e)		44,321	34,002
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (b)(d)(e)		23,330	18,782
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (b)(d)(e)		343,368	319,394
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (b)(d)(e)		360,230	344,112
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (b)(d)(e)		336,586	318,419
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (b)(d)(e)		118,190	106,655
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (b)(d)(e)		64,584	56,672
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (b)(d)(e)		52,526	41,607
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (b)(d)(e)		323,618	302,168
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (b)(d)(e)		70,287	66,591
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (b)(d)(e)		75,335	70,601
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (b)(d)(e)		118,709	102,178
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (b)(d)(e)		186,391	155,577
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (b)(d)(e)		71,541	55,725
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(g)(k)		3,584,120	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		1,000,000	917,757
Class E, 3.6089% 8/14/36 (b)(d)		1,000,000	871,624
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		546,250	546,987
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		1,000,000	969,822
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (b)(d)(e)		1,253,000	1,259,648
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.061% 6/15/35 (b)(e)		836,000	838,592
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		606,000	581,009
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,380,272
Class D, 3.25% 2/10/50 (b)		1,259,000	1,004,920
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7537% 12/15/47 (b)(d)		750,000	808,648
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		435,090	413,963
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		156,667	147,845
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		435,090	416,523
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		162,000	161,307
Class F, 3.7859% 4/10/28 (b)(d)		1,133,000	1,116,990
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.0595% 5/15/30 (b)(d)(e)		260,000	261,457
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.8095% 5/15/30 (b)(d)(e)		134,000	133,825
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		57,754	58,753
Series 1998-2 Class J, 6.39% 11/18/30 (b)		186,544	183,345
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,205,000	1,136,261
Series 2013-GC15 Class D, 5.0987% 9/10/46 (b)(d)		1,927,000	1,826,260
Series 2015-GC29 Class XA, 1.1526% 4/10/48 (d)(k)		66,339,943	3,746,475
Series 2015-GC33 Class XA, 0.9596% 9/10/58 (d)(k)		92,077,832	5,134,131
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (b)(d)(e)		693,000	696,491
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,085,790
Series 2016-P6 Class XA, 0.8303% 12/10/49 (d)(k)		83,087,022	3,812,431
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,406,000	1,396,656
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.7025% 8/13/27 (b)(d)(e)		735,000	744,011
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,055,531
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (d)		850,000	882,968
Class D, 5.3197% 5/15/45 (b)(d)		1,510,000	1,458,645
Class G, 2.462% 5/15/45 (b)		231,000	140,118
Series 2012-CR5 Class D, 4.3253% 12/10/45 (b)(d)		740,000	699,027
Series 2012-LC4:
Class C, 5.6047% 12/10/44 (d)		260,000	264,214
Class D, 5.6047% 12/10/44 (b)(d)		1,437,000	1,281,389
Series 2013-CCRE6 Class E, 4.0668% 3/10/46 (b)(d)		42,000	33,372
Series 2013-CR10:
Class C, 4.7886% 8/10/46 (b)(d)		270,000	271,893
Class D, 4.7886% 8/10/46 (b)(d)		1,578,000	1,366,364
Series 2013-CR12 Class D, 5.0786% 10/10/46 (b)(d)		1,680,000	1,396,259
Series 2013-CR6 Class F, 4.0668% 3/10/46 (b)(d)		418,000	267,555
Series 2013-CR9:
Class C, 4.2539% 7/10/45 (b)(d)		525,000	511,543
Class D, 4.2539% 7/10/45 (b)(d)		252,000	214,154
Series 2013-LC6 Class D, 4.3062% 1/10/46 (b)(d)		1,441,000	1,316,050
Series 2014-CR15 Class D, 4.769% 2/10/47 (b)(d)		258,000	234,395
Series 2014-CR17:
Class D, 4.7985% 5/10/47 (b)(d)		1,292,000	1,087,115
Class E, 4.7985% 5/10/47 (b)(d)		182,000	140,666
Series 2014-CR19 Class XA, 1.22% 8/10/47 (d)(k)		154,962,614	7,449,146
Series 2014-CR20 Class XA, 1.1559% 11/10/47 (d)(k)		125,328,396	6,564,965
Series 2014-LC17 Class XA, 0.9465% 10/10/47 (d)(k)		108,231,032	3,737,564
Series 2014-UBS2 Class D, 5.0145% 3/10/47 (b)(d)		844,000	734,001
Series 2014-UBS4 Class XA, 1.2174% 8/10/47 (d)(k)		112,531,975	5,704,797
Series 2014-UBS6 Class XA, 1.0169% 12/10/47 (d)(k)		152,033,333	6,866,525
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,500,000	1,344,707
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		483,000	471,517
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (d)(k)		154,253,411	8,027,255
Series 2016-CD1 Class D, 2.771% 8/10/49 (b)(d)		1,006,000	770,490
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,024,000	826,644
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5947% 5/10/43 (b)(d)		1,206,747	1,200,849
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	274,312
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,842	706,970
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0306% 11/10/49 (d)		971,000	946,084
Class D, 2.7806% 11/10/49 (d)		508,000	389,247
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.832% 8/15/45 (b)(d)		1,727,000	1,655,692
Class F, 4.25% 8/15/45 (b)		1,418,000	1,142,344
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	315,430
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		625,000	600,708
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		493,000	475,867
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,566,000	1,492,866
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class H, 6% 5/17/40 (b)		90,060	73,478
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		55,002	55,121
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,196,000	1,068,976
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(d)		588,000	558,639
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)		479,000	399,649
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.588% 4/15/29 (b)(d)(e)		1,109,000	1,108,999
Class F, 1 month U.S. LIBOR + 4.750% 6.338% 4/15/29 (b)(d)(e)		989,000	987,576
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.8095% 11/15/33 (b)(d)(e)		968,000	977,272
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		377,000	360,155
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		1,449,000	1,280,878
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (b)(d)		1,810,000	1,872,435
Class F, 5.6978% 11/10/46 (b)(d)		1,560,000	1,504,611
Class G, 4.652% 11/10/46 (b)		1,948,000	1,712,943
Class XB, 0.306% 11/10/46 (b)(d)(k)		20,920,000	172,590
Series 2011-LC3A Class D, 5.3405% 8/10/44 (b)(d)		812,000	836,884
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4938% 9/10/49 (d)		600,000	563,789
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		52,088,846	50,013,319
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (d)(e)		12,900,000	12,912,193
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (d)(e)		26,000,000	26,012,815
pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (d)(k)		1,640,000	109,202
Series K012 Class X3, 2.252% 1/25/41 (d)(k)		1,770,270	105,614
Series K013 Class X3, 2.9089% 1/25/43 (d)(k)		820,000	62,863
Series KAIV Class X2, 3.6147% 6/25/46 (d)(k)		420,000	43,498
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2061% 9/25/45 (b)(d)		1,815,000	1,901,302
Series 2011-K10 Class B, 4.6216% 11/25/49 (b)(d)		500,000	516,230
Series 2011-K11 Class B, 4.4238% 12/25/48 (b)(d)		750,000	772,994
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		18,910,000	18,960,616
Class CFX, 3.3822% 12/15/34 (b)(d)		14,152,000	14,141,331
Class DFX, 3.3822% 12/15/34 (b)(d)		27,804,000	27,711,780
Class EFX, 3.3822% 12/15/34 (b)(d)		1,750,000	1,729,353
Class FFX, 3.3822% 12/15/34 (b)(d)		1,967,000	1,933,872
Class GFX, 3.3822% 12/15/34 (b)(d)		2,314,000	2,268,063
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		1,111,667	1,115,802
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		147,453	141,363
Series 1997-C2 Class G, 6.75% 4/15/29 (d)		17,873	17,874
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	757,645
GP Portfolio Trust Series 2014-GPP:
Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (b)(d)(e)		7,427,286	7,428,763
Class D, 1 month U.S. LIBOR + 3.000% 4.5595% 2/15/27 (b)(d)(e)		291,000	291,064
Class E, 1 month U.S. LIBOR + 4.100% 5.6595% 2/15/27 (b)(d)(e)		378,000	372,315
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		1,323,000	1,298,060
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.051% 8/10/43 (b)(d)		617,000	626,735
Class F, 4% 8/10/43 (b)		327,000	234,405
Class X, 1.377% 8/10/43 (b)(d)(k)		4,746,027	125,093
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.1826% 12/10/43 (b)(d)		720,000	723,650
Class XA, 0.1177% 12/10/43 (b)(d)(k)		3,170,775	10,891
Series 2011-GC3 Class D, 5.6416% 3/10/44 (b)(d)		294,000	302,102
Series 2011-GC5:
Class C, 5.3983% 8/10/44 (b)(d)		1,050,000	1,099,642
Class D, 5.3983% 8/10/44 (b)(d)		1,500,000	1,443,624
Class E, 5.3983% 8/10/44 (b)(d)		711,000	576,023
Class F, 4.5% 8/10/44 (b)		1,209,000	617,579
Series 2012-GC6:
Class D, 5.6521% 1/10/45 (b)(d)		1,156,000	1,096,984
Class E, 5% 1/10/45 (b)(d)		412,000	351,121
Series 2012-GC6I Class F, 5% 1/10/45 (d)		390,000	260,823
Series 2012-GCJ7:
Class C, 5.6977% 5/10/45 (d)		630,000	651,438
Class D, 5.6977% 5/10/45 (b)(d)		2,204,000	2,123,212
Class E, 5% 5/10/45 (b)		1,311,000	1,063,776
Class F, 5% 5/10/45 (b)		2,079,000	1,146,462
Series 2012-GCJ9:
Class D, 4.7489% 11/10/45 (b)(d)		2,119,000	2,023,570
Class E, 4.7489% 11/10/45 (b)(d)		1,290,000	1,132,939
Series 2013-GC10 Class D, 4.4112% 2/10/46 (b)(d)		920,000	865,382
Series 2013-GC12:
Class D, 4.4423% 6/10/46 (b)(d)		219,000	186,801
Class XA, 1.5229% 6/10/46 (d)(k)		29,591,814	1,615,503
Series 2013-GC13 Class D, 4.0897% 7/10/46 (b)(d)		1,858,000	1,697,189
Series 2013-GC16:
Class C, 5.3272% 11/10/46 (d)		662,844	669,562
Class D, 5.3272% 11/10/46 (b)(d)		1,009,000	948,605
Class F, 3.5% 11/10/46 (b)		999,000	707,730
Series 2014-GC20 Class XA, 1.0046% 4/10/47 (d)(k)		180,321,462	8,582,652
Series 2015-GC34 Class XA, 1.3559% 10/10/48 (d)(k)		29,147,286	2,194,490
Series 2016-GS2 Class C, 4.5293% 5/10/49 (d)		699,000	718,259
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,363,738
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	704,552
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,091,007
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		1,452,000	1,433,938
Class F, 4.0667% 2/10/29 (b)(d)		1,520,000	1,407,769
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	868,571
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,702,000	1,479,666
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		1,344,000	1,342,045
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.7095% 6/15/34 (b)(d)(e)		564,000	564,886
Class FFL, 1 month U.S. LIBOR + 2.850% 4.4095% 6/15/34 (b)(d)(e)		226,000	226,479
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1383% 4/15/47 (d)(k)		23,349,322	586,920
Series 2014-C22 Class D, 4.5589% 9/15/47 (b)(d)		525,000	424,178
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	151,012
Series 2014-C26 Class D, 3.924% 1/15/48 (b)(d)		707,000	601,010
Series 2015-C30 Class XA, 0.683% 7/15/48 (d)(k)		82,989,433	2,529,452
Series 2015-C32 Class C, 4.6675% 11/15/48 (d)		1,907,000	1,896,148
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,183,353
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	863,294
Class D, 3.0954% 12/15/49 (b)(d)		1,148,000	904,260
Series 2017-C7:
Class C, 4.1854% 10/15/50 (d)		545,000	538,089
Class D, 3% 10/15/50 (b)		569,000	445,979
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		319,521	326,224
Series 2003-C1 Class F, 5.4825% 1/12/37 (b)(d)		182,122	187,834
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		380,000	409,182
Class D, 7.4453% 12/5/27 (b)(d)		1,885,000	2,025,778
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		695,000	733,440
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (d)		250,000	254,753
Class D, 5.2137% 6/16/45 (b)(d)		690,000	689,720
Class E, 5.2137% 6/15/45 (b)(d)		1,043,000	1,019,720
Class F, 4% 6/15/45 (b)		988,000	790,939
Class G 4% 6/15/45 (b)		1,079,000	600,425
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		170,000	173,030
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (d)		69,065	70,066
Class F, 5.01% 7/15/42 (d)		189,000	187,551
Series 2011-C3:
Class E, 5.6301% 2/15/46 (b)(d)		700,000	690,242
Class H, 4.409% 2/15/46 (b)(d)		756,000	554,419
Class J, 4.409% 2/15/46 (b)(d)		106,000	67,575
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(d)		1,130,000	1,139,338
Class F, 3.873% 7/15/46 (b)		105,000	96,405
Class H, 3.873% 7/15/46 (b)		674,250	483,661
Class NR, 3.873% 7/15/46 (b)		385,000	243,513
Class TAC1, 7.99% 7/15/46 (b)		715,915	713,665
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,892
Series 2011-C5:
Class B. 5.4078% 8/15/46 (b)(d)		1,140,000	1,205,854
Class C, 5.4078% 8/15/46 (b)(d)		650,648	673,967
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,163,000	1,146,982
Class D, 4.1949% 4/15/46 (d)		1,800,000	1,651,478
Class F, 3.25% 4/15/46 (b)(d)		1,682,000	972,449
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		816,000	772,757
Class E, 3.8046% 6/10/27 (b)(d)		1,169,000	1,089,984
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,155,000	1,122,801
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (b)(d)(e)		15,063,000	15,086,421
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,218,000	1,167,396
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		588,000	606,135
Class E, 4.6485% 2/10/36 (b)(d)		1,050,000	1,011,101
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (b)(d)(e)		7,113,426	7,126,899
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1239% 1/20/41 (b)(d)		256,000	254,749
Class E, 5.1239% 1/20/41 (b)(d)		400,000	369,524
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.677% 5/12/39 (d)		282,634	284,802
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	715,789
Series 2012-C5 Class E, 4.6873% 8/15/45 (b)(d)		269,000	263,137
Series 2012-C6 Class D, 4.5751% 11/15/45 (b)(d)		1,357,000	1,354,704
Series 2013-C12 Class D, 4.7636% 10/15/46 (b)(d)		1,210,000	1,135,645
Series 2013-C13:
Class D, 4.8893% 11/15/46 (b)(d)		1,074,000	998,057
Class E, 4.8893% 11/15/46 (b)(d)		887,000	697,348
Series 2013-C7:
Class D, 4.2502% 2/15/46 (b)(d)		1,111,000	1,004,072
Class E, 4.2502% 2/15/46 (b)(d)		340,000	261,781
Series 2013-C8 Class D, 4.0593% 12/15/48 (b)(d)		400,000	360,247
Series 2013-C9:
Class C, 4.0468% 5/15/46 (d)		790,000	774,157
Class D, 4.1348% 5/15/46 (b)(d)		1,747,000	1,588,367
Series 2014-C17 Class XA, 1.2301% 8/15/47 (d)(k)		172,274,284	7,811,691
Series 2015-C25 Class XA, 1.1336% 10/15/48 (d)(k)		47,277,848	2,953,017
Series 2016-C30:
Class C, 4.1312% 9/15/49 (d)		417,000	407,285
Class D, 3% 9/15/49 (b)		452,000	338,242
Series 2016-C31:
Class C, 4.3193% 11/15/49 (d)		946,000	925,319
Class D, 3% 11/15/49 (b)(d)		703,000	522,860
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	645,463
Class D, 3.396% 12/15/49 (b)		924,000	681,861
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	703,726
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (b)(d)		1,483,000	1,239,106
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		19,357	19,318
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		83,471	80,800
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		52,812	52,671
Class O, 5.91% 11/15/31 (b)		160,287	154,600
Series 2011-C1:
Class D, 5.4264% 9/15/47 (b)(d)		1,760,000	1,833,956
Class E, 5.4264% 9/15/47 (b)(d)		573,100	595,858
Series 2011-C2:
Class D, 5.4831% 6/15/44 (b)(d)		1,272,000	1,253,006
Class E, 5.4831% 6/15/44 (b)(d)		600,000	563,788
Class F, 5.4831% 6/15/44 (b)(d)		550,000	464,716
Class XB, 0.5345% 6/15/44 (b)(d)(k)		9,001,008	141,729
Series 2011-C3:
Class C, 5.1549% 7/15/49 (b)(d)		1,000,000	1,043,815
Class D, 5.1549% 7/15/49 (b)(d)		1,130,000	1,168,167
Class E, 5.1549% 7/15/49 (b)(d)		532,000	512,965
Class F, 5.1549% 7/15/49 (b)(d)		181,000	166,274
Class G, 5.1549% 7/15/49 (b)(d)		957,000	795,462
Series 2012-C4:
Class D, 5.4205% 3/15/45 (b)(d)		330,000	313,469
Class F, 3.07% 3/15/45 (b)		623,000	349,971
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		656,000	671,444
Class F, 4.295% 9/9/32 (b)(d)		651,000	624,335
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		1,436,000	1,405,329
Series 2015-MS1:
Class C, 4.0301% 5/15/48 (d)		734,000	708,708
Class D, 4.0301% 5/15/48 (b)(d)		1,260,000	1,065,393
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	668,023
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,052,836
Class D, 3.9101% 11/15/49 (d)		946,000	908,053
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.1595% 11/15/34 (b)(d)(e)		1,100,000	1,103,792
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5867% 7/15/33 (b)(d)		91,000	97,060
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.486% 8/15/19 (b)(d)(e)		494,792	497,855
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 8/15/34 (b)(d)(e)		3,179,551	3,200,386
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		23,867,000	23,363,442
Class B, 4.181% 11/15/34 (b)		8,435,000	8,324,624
Class C, 5.205% 11/15/34 (b)		5,900,000	5,905,506
Class D, 6.55% 11/15/34 (b)		2,222,000	2,218,115
Class E, 6.8087% 11/15/34 (b)		615,000	583,817
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		278,000	255,202
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		237,026	242,405
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		294,000	273,124
Series 2018-TECH Class F, 4.5595% 11/15/34 (b)		364,000	364,678
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		943,493	1,152,948
Real Estate Asset Liquidity Trust Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	20,949	16,245
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,970
Class L, 4.456% 9/12/38 (b)	CAD	26,000	20,146
Class M, 4.456% 9/12/38 (b)	CAD	104,391	79,401
SCG Trust Series 2013-SRP1:
Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (b)(d)(e)		19,989,000	19,988,996
Class D, 1 month U.S. LIBOR + 3.344% 5.1532% 11/15/26 (b)(d)(e)		249,000	243,600
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.8095% 11/15/27 (b)(d)(e)		663,000	639,802
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4762% 8/15/39 (d)		21,299	21,347
Series 2007-C4 Class F, 5.4762% 8/15/39 (d)		820,000	757,344
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.261% 4/15/35 (b)(d)(e)		314,000	315,382
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5444% 5/10/45 (b)(d)		1,197,000	1,182,908
Class E, 5% 5/10/45 (b)(d)		537,000	453,112
Class F, 5% 5/10/45 (b)(d)		682,700	465,166
Series 2017-C7 Class XA, 1.047% 12/15/50 (d)(k)		85,605,137	6,513,721
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		310,000	299,808
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		970,000	914,166
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		1,299,000	1,254,627
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	193,189
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(d)(k)		20,343,927	291,130
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		569,000	573,619
Class D, 4.7646% 10/15/45 (b)(d)		1,776,000	1,592,110
Class E, 4.7646% 10/15/45 (b)(d)		284,000	227,837
Series 2013-LC12 Class C, 4.2908% 7/15/46 (d)		760,000	749,864
Series 2015-C31 Class XA, 1.0929% 11/15/48 (d)(k)		38,043,061	2,327,463
Series 2015-NXS4 Class E, 3.6003% 12/15/48 (b)(d)		588,000	462,178
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	629,655
Class D, 3% 8/15/49 (b)		447,000	356,586
Series 2016-C34 Class XA, 2.1737% 6/15/49 (d)(k)		34,252,998	4,056,363
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,169,329
Series 2016-LC25 Class C, 4.4362% 12/15/59 (d)		903,000	863,345
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	874,827
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,364,000	1,051,918
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	446,808
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	218,039
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	371,978
Class D, 5.6398% 3/15/44 (b)(d)		800,000	697,936
Class E, 5% 3/15/44 (b)		890,000	717,744
Class F, 5% 3/15/44 (b)		693,000	400,109
Series 2011-C4:
Class D, 5.2468% 6/15/44 (b)(d)		408,000	395,801
Class E, 5.2468% 6/15/44 (b)(d)		263,432	230,739
Series 2011-C5:
Class C, 5.6706% 11/15/44 (b)(d)		260,000	277,151
Class D, 5.6706% 11/15/44 (b)(d)		600,000	609,010
Class E, 5.6706% 11/15/44 (b)(d)		1,853,000	1,856,924
Class F, 5.25% 11/15/44 (b)(d)		933,000	806,436
Class G, 5.25% 11/15/44 (b)(d)		329,000	266,676
Class XA, 1.7517% 11/15/44 (b)(d)(k)		3,933,167	195,225
Series 2012-C10:
Class E, 4.4474% 12/15/45 (b)(d)		1,190,000	894,991
Class F, 4.4474% 12/15/45 (b)(d)		1,726,000	955,698
Series 2012-C6 Class D, 5.5799% 4/15/45 (b)(d)		540,000	525,137
Series 2012-C7:
Class C, 4.8252% 6/15/45 (d)		1,270,000	1,282,684
Class E, 4.8252% 6/15/45 (b)(d)		2,501,000	2,023,762
Class F, 4.5% 6/15/45 (b)		357,000	237,299
Class G, 4.5% 6/15/45 (b)		1,076,000	635,315
Series 2012-C8:
Class D, 4.8934% 8/15/45 (b)(d)		650,000	632,976
Class E, 4.8934% 8/15/45 (b)(d)		335,000	319,069
Series 2013-C11:
Class D, 4.2718% 3/15/45 (b)(d)		870,000	813,557
Class E, 4.2718% 3/15/45 (b)(d)		1,750,000	1,354,369
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(d)		600,000	547,839
Series 2013-C16 Class D, 5.0284% 9/15/46 (b)(d)		193,000	181,279
Series 2013-UBS1 Class D, 4.6234% 3/15/46 (b)(d)		756,000	694,486
Series 2014-C21 Class XA, 1.1255% 8/15/47 (d)(k)		104,518,922	5,170,321
Series 2014-C24 Class XA, 0.9498% 11/15/47 (d)(k)		34,595,625	1,531,268
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.2798% 11/15/29 (b)(d)(e)		1,054,900	1,056,228
Class G, 1 month U.S. LIBOR + 3.001% 4.5795% 11/15/29 (b)(d)(e)		456,347	450,391
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(d)		830,000	707,897
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		489,000	375,529
Class PR2, 3.516% 6/5/35 (b)(d)		1,260,000	897,936
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $574,795,283)			569,196,111

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,846,820
7.3% 10/1/39		27,595,000	39,775,433
7.5% 4/1/34		9,105,000	12,999,573
7.55% 4/1/39		18,745,000	28,223,409
7.6% 11/1/40		14,220,000	21,842,773
7.625% 3/1/40		10,110,000	15,188,657
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,423,255
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,074,864
Series 2012 B, 5.432% 1/1/42		3,285,000	3,026,175
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,521,190
4.95% 6/1/23		24,240,000	24,996,530
5.1% 6/1/33		63,045,000	59,440,717
Series 2010-1, 6.63% 2/1/35		11,945,000	12,642,707
Series 2010-3:
5.547% 4/1/19		330,000	336,815
6.725% 4/1/35		17,810,000	18,713,679
7.35% 7/1/35		8,165,000	8,956,842
Series 2010-5, 6.2% 7/1/21		6,528,000	6,812,033
Series 2011:
5.665% 3/1/18		21,275,000	21,275,000
5.877% 3/1/19		77,850,000	79,734,749
Series 2013, 3.14% 12/1/18		3,490,000	3,485,219
TOTAL MUNICIPAL SECURITIES
(Cost $373,165,624)			383,316,440

Foreign Government and Government Agency Obligations - 0.9%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$1,675,000	$1,703,358
5.875% 6/11/25		765,000	769,529
5.875% 6/11/25 (b)		535,000	538,167
6.125% 1/31/22 (b)		5,720,000	5,926,606
7.5% 1/31/27 (b)		600,000	648,853
7.903% 2/21/48 (b)		1,265,000	1,327,752
8.5% 1/31/47 (b)		1,990,000	2,227,881
Argentine Republic:
5.625% 1/26/22		6,680,000	6,803,580
6.875% 4/22/21		15,050,000	15,930,425
7.125% 6/28/2117 (b)		1,355,000	1,270,990
7.5% 4/22/26		6,830,000	7,294,440
Bahamian Republic 6% 11/21/28 (b)		785,000	816,400
Barbados Government:
7% 8/4/22 (b)		825,000	682,374
7.25% 12/15/21 (b)		90,000	77,288
Belarus Republic:
6.875% 2/28/23 (b)		1,910,000	2,041,706
7.625% 6/29/27 (b)		955,000	1,078,405
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,974,985
5.625% 1/7/41		13,210,000	12,747,650
7.125% 1/20/37		4,575,000	5,352,750
8.25% 1/20/34		5,360,000	6,834,000
Buenos Aires Province:
6.5% 2/15/23 (b)		1,350,000	1,377,270
9.95% 6/9/21 (b)		3,625,000	4,032,813
10.875% 1/26/21 (b)		1,360,000	1,502,800
10.875% 1/26/21 (Reg. S)		5,590,000	6,176,950
Cameroon Republic 9.5% 11/19/25 (b)		1,260,000	1,445,850
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	561,750
Colombian Republic:
6.125% 1/18/41		5,000	5,695
7.375% 9/18/37		1,320,000	1,684,980
10.375% 1/28/33		1,875,000	2,990,625
Croatia Republic 5.5% 4/4/23 (b)		560,000	598,102
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	352,346
6.25% 10/4/20 (b)		430,000	446,211
6.25% 7/27/21 (b)		360,000	373,157
Dominican Republic:
5.95% 1/25/27 (b)		1,355,000	1,434,268
6.6% 1/28/24 (b)		520,000	568,620
6.85% 1/27/45 (b)		745,000	810,188
6.875% 1/29/26 (b)		1,220,000	1,366,400
7.45% 4/30/44 (b)		1,265,000	1,454,750
Ecuador Republic:
7.875% 1/23/28 (b)		610,000	610,000
8.875% 10/23/27 (b)		1,870,000	1,972,850
9.65% 12/13/26 (b)		1,000,000	1,100,700
El Salvador Republic 7.375% 12/1/19 (b)		1,940,000	2,007,900
German Federal Republic 0% 8/15/26(Reg. S)	EUR	300,000	351,228
Ghana Republic 10.75% 10/14/30 (b)		185,000	248,011
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,988,387
7.75% 1/17/38 (b)		2,300,000	3,116,001
8.5% 10/12/35 (Reg. S)		2,160,000	3,074,499
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,605,000	1,647,455
7.25% 4/15/19 (b)		2,720,000	2,788,207
8.25% 4/15/24 (b)		975,000	1,050,914
Jordanian Kingdom 7.375% 10/10/47 (b)		765,000	807,259
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		790,000	751,685
Lebanese Republic:
5.15% 6/12/18		5,555,000	5,545,968
5.15% 11/12/18		4,905,000	4,885,723
5.45% 11/28/19		2,415,000	2,372,738
6% 5/20/19		2,735,000	2,721,325
Mongolian People's Republic 8.75% 3/9/24 (b)		2,255,000	2,563,297
Panamanian Republic 9.375% 4/1/29		365,000	538,193
Peruvian Republic 4% 3/7/27 (g)(o)		1,360,000	1,308,344
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	292,738
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,875,104
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,880,000	4,057,743
7.45% 9/1/24 (b)		1,920,000	2,009,818
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		262,500	268,543
Republic of Armenia:
6% 9/30/20 (b)		1,996,000	2,064,543
7.15% 3/26/25 (b)		995,000	1,098,540
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,350,000	5,160,011
6.752% 3/9/23 (b)		1,370,000	1,404,072
Republic of Kenya 7.25% 2/28/28 (b)		620,000	627,440
Republic of Nigeria:
6.5% 11/28/27 (b)		770,000	778,532
6.75% 1/28/21 (b)		240,000	252,442
7.625% 11/28/47 (b)		1,085,000	1,113,785
7.696% 2/23/38 (b)		780,000	809,250
Republic of Serbia:
6.75% 11/1/24 (b)		1,070,575	1,076,600
7.25% 9/28/21 (b)		310,000	344,060
Russian Federation:
5.25% 6/23/47 (b)		2,600,000	2,702,497
5.625% 4/4/42 (b)		850,000	937,094
5.875% 9/16/43 (b)		755,000	861,549
12.75% 6/24/28 (Reg. S)		5,155,000	8,736,343
Rwanda Republic 6.625% 5/2/23 (b)		985,000	1,019,445
South African Republic 5.875% 9/16/25		575,000	616,285
State of Qatar 9.75% 6/15/30 (b)		565,000	846,201
Sultanate of Oman 6.75% 1/17/48 (b)		1,625,000	1,614,438
Turkish Republic:
4.875% 10/9/26		605,000	577,747
5.125% 3/25/22		1,590,000	1,628,160
5.625% 3/30/21		1,770,000	1,839,812
6% 3/25/27		975,000	998,790
6.25% 9/26/22		7,275,000	7,760,592
6.75% 5/30/40		725,000	753,603
6.875% 3/17/36		1,795,000	1,893,725
7% 6/5/20		1,140,000	1,212,436
7.25% 3/5/38		1,150,000	1,262,700
7.375% 2/5/25		1,495,000	1,675,895
8% 2/14/34		760,000	889,200
11.875% 1/15/30		1,455,000	2,196,075
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	910,491
Ukraine Government:
7.75% 9/1/19 (b)		800,000	833,680
7.75% 9/1/20 (b)		4,780,000	5,027,317
7.75% 9/1/21 (b)		13,454,000	14,236,754
7.75% 9/1/22 (b)		12,474,000	13,158,573
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	277,266
1.5% 7/22/47	GBP	1,465,000	1,834,956
2% 9/7/25(Reg. S)	GBP	1,285,000	1,856,333
4.25% 3/7/36	GBP	1,495,000	2,812,546
4.5% 9/7/34 (i)(p)	GBP	2,135,000	4,058,540
United Mexican States 6.05% 1/11/40		1,135,000	1,276,875
Uruguay Republic 7.875% 1/15/33 pay-in-kind		725,000	1,005,032
Venezuelan Republic:
9.25% 9/15/27 (f)		4,770,000	1,335,600
11.95% 8/5/31 (Reg. S) (f)		2,420,000	695,750
12.75% 8/23/22 (f)		550,000	160,875
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (d)(e)(g)		195,000	173,663
4% 3/12/28 (g)(o)		6,029,167	5,983,586
4.8% 11/19/24 (b)		550,000	564,424
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $270,213,612)			281,138,667
		Shares	Value

Common Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	883,404
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (g)		179,923	4,264,175
Expro Holdings U.S., Inc. (b)(g)		66,030	825,375
Forbes Energy Services Ltd.		154,325	1,564,856
			6,654,406
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. (q)		59,896	2,007,580
Warrior Metropolitan Coal, Inc.		31,922	996,286
			3,003,866

TOTAL ENERGY			9,658,272

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,398,108
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	163,713
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (g)(q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			198,313

TOTAL COMMON STOCKS
(Cost $26,130,974)			14,138,097

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00% (q)		9,000	323,801
RLJ Lodging Trust Series A, 1.95%		17,900	465,042
			788,843
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		16,052	406,276
CYS Investments, Inc. Series B, 7.50%		17,000	409,360
MFA Financial, Inc. Series B, 7.50%		22,500	573,750
			1,389,386
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (q)		9,106	1,996,395
TOTAL FINANCIALS			3,385,781
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	626,710
Boston Properties, Inc. 5.25%		17,500	434,875
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,816	44,238
Series C, 6.50%		24,400	530,700
DDR Corp. Series K, 6.25%		17,823	406,186
National Storage Affiliates Trust Series A, 6.00%		11,900	293,325
PS Business Parks, Inc. Series W, 5.20%		100	2,394
Public Storage Series F, 5.15%		37,000	888,000
Rexford Industrial Realty, Inc. Series B, 5.875%		28,300	661,937
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	464,243
Taubman Centers, Inc. Series J, 6.50%		11,338	280,616
			4,633,224

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,019,005

TOTAL PREFERRED STOCKS
(Cost $8,752,504)			8,807,848
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/27/20 (d)(e)		4,517,977	4,242,381
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (d)(e)		1,594,000	1,325,013
			5,567,394
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 2/1/24 (d)(e)		1,401,110	1,408,115
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.898% 2/1/25 (d)(e)		385,000	389,813
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.6% 12/31/18 (d)(e)		750,577	751,830
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.148% 4/18/23 (d)(e)		1,935,886	1,989,123
			4,538,881
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 11/7/23 (d)(e)		1,496,851	1,506,206
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (d)(e)		5,751,557	5,782,731
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (d)(e)		2,428,725	2,398,366
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (d)(e)		1,000,000	1,002,500
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (d)(e)		4,420,294	4,442,395
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (d)(e)		1,000,000	1,010,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 4/26/24 (d)(e)		18,210,206	18,309,816
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 7/6/24 (d)(e)		2,493,750	2,502,578
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/8/23 (d)(e)		2,970,000	2,983,365
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 5/14/22 (d)(e)		4,753,389	4,777,156
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.648% 5/14/23 (d)(e)(g)		360,000	356,400
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4274% 11/29/24 (d)(e)		8,000,000	8,090,000
			53,161,513
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 5/30/21 (d)(e)		2,920,837	2,946,394
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/23 (d)(e)		1,917,903	1,922,218
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.898% 2/15/24 (d)(e)		1,787,747	1,804,516
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/11/25 (d)(e)		7,255,000	7,298,095
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (d)(e)		4,125,923	4,145,274
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9738% 9/15/23 (d)(e)		2,076,254	2,086,117
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9158% 2/17/24 (d)(e)		3,459,185	3,463,509
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.398% 12/22/24 (d)(e)		28,000,000	28,171,640
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 8/8/21 (d)(e)		2,613,493	2,631,474
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 2/14/21 (d)(e)		3,012,960	2,910,519
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 12/27/24 (d)(e)		1,025,000	1,027,563
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 4/18/24 (d)(e)		3,129,275	3,142,199
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/25/24 (d)(e)		1,636,775	1,639,852
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/1/24 (d)(e)		10,480,709	10,451,258
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9532% 4/17/24 (d)(e)		3,206,762	3,210,771
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.648% 9/8/24 (d)(e)		940,000	967,025
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.648% 3/8/24 (d)(e)		2,233,153	2,247,579
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (d)(e)		2,849,098	2,862,688
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/20 (d)(e)		1,086,193	1,096,512
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/30/23 (d)(e)		6,422,842	6,462,985
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.4434% 2/22/23 (d)(e)		2,989,975	3,016,137
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.59% 10/20/24 (d)(e)		10,600,000	10,653,000
3 month U.S. LIBOR + 7.000% 8.6% 10/20/25 (d)(e)		2,700,000	2,706,750
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9786% 10/4/23 (d)(e)		14,806,132	14,919,103
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 4/25/24 (d)(e)		1,104,450	1,102,385
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.6207% 10/25/23 (d)(e)		4,955,651	4,981,965
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/31/24 (d)(e)		3,415,000	3,425,689
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (d)(e)		3,521,201	3,536,624
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7334% 6/10/22 (d)(e)		3,534,531	3,550,437
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.898% 4/25/21 (d)(e)		1,748,000	1,752,370
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.648% 10/14/23 (d)(e)		1,375,392	1,384,965
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.4089% 2/2/25 (d)(e)		975,000	974,269
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 1/19/24 (d)(e)		711,588	714,035
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (d)(e)		5,705,465	5,738,728
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.898% 7/28/21 (d)(e)		2,041,160	2,044,998
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (d)(e)		292,788	294,070
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4488% 8/14/24 (d)(e)		13,847,400	13,908,052
SMG:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8895% 1/12/25 (d)(e)		1,395,000	1,405,463
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6439% 1/12/26 (d)(e)		85,000	86,700
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.15% 6/8/23 (d)(e)		5,975,863	5,984,408
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.8247% 2/1/25 (d)(e)		1,720,000	1,728,600
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 11/27/20 (d)(e)		708,051	711,591
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4% 12/31/21 (d)(e)		2,540,000	2,533,650
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 5/31/24 (d)(e)		1,958,600	1,970,841
			179,613,018
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.648% 9/25/24 (d)(e)		22,523,796	22,439,332
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/19/23 (d)(e)		3,877,781	3,883,249
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/8/24 (d)(e)		2,992,500	3,009,946
			29,332,527
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 12/15/24 (d)(e)		5,000,000	5,053,150
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 9/26/21 (d)(e)		1,746,611	1,537,017
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/28/25 (d)(e)		1,985,025	1,981,710
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 12/15/23 (d)(e)		1,736,231	1,740,034
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 12/15/22 (d)(e)		4,999,427	5,010,876
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 5/1/24 (d)(e)		1,014,900	1,017,437
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (d)(e)		4,987,500	5,010,343
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 7/8/22 (d)(e)		3,546,460	3,536,707
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 7/8/23 (d)(e)		465,000	462,387
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8381% 6/7/23 (d)(e)		6,067,375	5,568,516
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 4/30/25 (d)(e)		16,500,000	16,531,020
Cineworld Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/5/25 (d)(e)		6,000,000	5,991,000
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 1/30/19 (d)(e)		8,600,000	6,826,250
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (d)(e)		5,100,000	5,104,233
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/18/19 (d)(e)		3,916,422	3,742,807
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/29/21 (d)(e)		4,572,159	4,295,909
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 12/18/20 (d)(e)		1,938,474	1,947,352
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2/15/25 (e)(r)		2,130,000	2,140,650
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.48% 1/15/25 (d)(e)		827,925	829,217
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.648% 5/4/22 (d)(e)		7,779,193	7,652,781
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8381% 7/17/25 (d)(e)		2,631,639	2,623,744
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (d)(e)		3,416,438	3,279,780
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.398% 10/24/21 (d)(e)		3,897,119	3,944,624
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 8/23/24 (d)(e)		2,054,850	2,054,850
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (e)(r)		3,000,000	3,003,750
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 8/24/22 (d)(e)		9,918,307	9,951,335
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 9/30/25 (d)(e)		4,130,000	4,122,277
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0875% 1/15/26 (d)(e)		5,000,000	5,015,950
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8456% 8/19/23 (d)(e)		10,962,313	10,914,407
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0875% 4/15/25 (d)(e)		4,610,000	4,565,928
			130,402,891
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (d)(e)		6,502,598	6,217,199
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5795% 6/15/23 (d)(e)		1,328,188	1,331,508
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5529% 7/2/22 (d)(e)		5,122,076	4,083,268
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.09% 11/17/24 (d)(e)		4,257,500	4,264,142
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7% 10/11/19 (d)(e)		1,860,847	1,578,389
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.4694% 8/19/22 (d)(e)		4,662,903	4,671,669
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (d)(e)		4,754,676	3,298,556
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.57% 3/11/22 (d)(e)		3,255,376	2,652,318
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)(f)		1,931,590	5,312
			21,885,162

TOTAL CONSUMER DISCRETIONARY			435,771,735

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3755% 12/16/23 (d)(e)		1,980,000	1,989,900
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.398% 12/6/24 (d)(e)		2,235,000	2,251,763
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 8/25/21 (d)(e)		21,457,564	21,159,519
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (d)(e)		4,569,456	4,509,231
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (d)(e)		8,069,606	7,943,559
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.0795% 2/3/25 (d)(e)		2,000,000	2,003,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0796% 2/3/24 (d)(e)		9,643,478	9,618,309
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 6/28/20 (d)(e)		1,072,224	966,342
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 2/1/25 (e)(r)		1,015,000	1,014,493
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/21/21 (d)(e)		3,834,554	3,848,933
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.59% 6/16/23 (d)(e)		2,962,613	2,976,803
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 6/30/22 (d)(e)		2,913,000	2,709,090
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.6309% 6/30/21 (d)(e)		3,315,203	3,333,868
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (d)(e)		4,033,000	3,977,546
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (e)(r)		1,016,089	1,016,089
3 month U.S. LIBOR + 9.500% 11.125% 2/23/19 (d)(e)		1,016,089	1,016,089
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/27/23 (d)(e)		3,447,500	3,472,563
			71,817,417
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.898% 3/20/24 (d)(e)		803,925	805,268
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 10/7/23 (d)(e)		4,313,653	4,341,951
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/3/22 (d)(e)		1,054,010	1,056,835
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (d)(e)		6,423,782	6,391,663
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9% 5/24/24 (d)(e)		6,263,525	6,270,039
			18,865,756
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.398% 1/26/24 (d)(e)		1,956,741	1,967,582

TOTAL CONSUMER STAPLES			94,640,655

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)(g)		1,547,508	1,559,114
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4142% 4/16/21 (d)(e)		4,070,798	4,070,798
Lucid Energy Group Ii LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5881% 1/31/25 (d)(e)		3,000,000	3,001,890
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (d)(e)		3,055,291	2,644,355
			11,276,157
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.648% 11/26/18 (d)(e)		2,116,383	2,116,383
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.148% 5/18/23 (d)(e)		2,275,000	2,297,750
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0386% 6/22/24 (d)(e)		2,668,458	2,687,137
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9706% 12/31/21 (d)(e)		6,470,000	7,294,925
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (d)(e)		8,050,000	8,140,563
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (d)(e)		13,630,000	14,512,543
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (d)(e)		2,832,000	2,813,111
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (d)(e)		5,583,157	5,558,759
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (d)(e)		2,702,721	2,700,477
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 3/28/22 (d)(e)		1,985,000	1,905,600
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5881% 3/1/24 (d)(e)		3,500,000	3,511,655
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.19% 8/19/21 (d)(e)		7,171,061	7,233,808
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.5956% 2/15/24 (d)(e)		2,843,514	2,836,406
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 10/30/24 (d)(e)		3,295,000	3,303,238
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (d)(e)		5,703,811	5,646,773
			72,559,128

TOTAL ENERGY			83,835,285

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.65% 4/27/24 (d)(e)		3,029,775	3,037,349
HarbourVest Partners LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9142% 2/21/25 (d)(e)		3,370,000	3,365,788
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0808% 2/4/21 (d)(e)		663,819	663,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (d)(e)		2,505,000	2,479,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (d)(e)		1,402,661	1,407,051
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (e)(s)		205,357	206,513
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (d)(e)		1,515,844	1,524,378
			12,684,569
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (d)(e)		3,415,000	3,443,174
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8332% 2/13/25 (d)(e)		1,705,000	1,717,310
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 10/6/23 (d)(e)		4,118,000	4,126,813
Extell Boston 5.154% 8/31/21 (d)		1,014,845	1,014,845
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 7/14/22 (d)(e)		3,000,000	3,027,000
Flying Fortress Holdings, Inc. term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/30/22 (e)		2,000,000	2,003,220
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (d)(e)		1,381,538	1,387,589
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.73% 7/3/24 (d)(e)		995,000	1,011,169
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6943% 6/30/24 (d)(e)		1,746,225	1,755,690
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 2/10/24 (d)(e)		2,729,375	2,592,906
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (d)(e)		2,500,000	2,534,375
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 4/9/23 (d)(e)		4,881,683	4,895,547
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 8/18/23 (d)(e)		2,958,788	2,972,191
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.898% 6/30/23(d)(e)		1,481,250	1,494,211
			33,976,040
Insurance - 0.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (d)(e)		5,956,422	6,047,614
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 8/14/22 (d)(e)		4,914,843	4,934,502
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.398% 1/25/25 (d)(e)		275,000	276,947
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3786% 1/25/24 (d)(e)		1,485,000	1,492,425
Asurion LLC:
term loan 3 month U.S. LIBOR + 2.750% 4.398% 11/3/23 (e)		7,602,325	7,640,336
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 8/4/22 (d)(e)		4,669,242	4,689,694
3 month U.S. LIBOR + 6.000% 7.648% 8/4/25 (d)(e)		3,935,000	4,030,424
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8384% 10/2/20 (d)(e)		4,775,796	4,793,705
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (d)(e)		5,625,900	5,615,830
			39,521,477
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1598% 11/4/21 (d)(e)		9,982,335	9,961,572
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 4/25/23 (d)(e)		4,786,029	4,805,460
			14,767,032
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5881% 12/5/20 (d)(e)		1,167,531	1,169,959

TOTAL FINANCIALS			102,119,077

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 6/22/24 (d)(e)		2,810,875	2,810,875
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 3/21/24 (d)(e)		1,900,641	1,917,272
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (d)(e)		8,913,831	8,980,685
			13,708,832
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 12/31/19 (d)(e)		1,209,624	1,198,386
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (d)(e)		7,364,915	7,189,188
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (d)(e)		1,220,000	1,227,625
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (d)(e)		750,000	748,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (d)(e)		1,225,000	1,220,406
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.65% 12/1/23 (d)(e)		5,447,481	5,459,411
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1539% 5/19/24 (d)(e)		2,000,000	2,008,760
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (d)(e)		1,253,700	1,256,834
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 2/15/24 (d)(e)		2,970,056	2,991,084
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/18/23 (d)(e)		7,880,450	7,920,956
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (d)(e)		1,554,448	1,557,370
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/7/23 (d)(e)		2,201,009	2,210,913
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 7/31/22 (d)(e)		1,163,083	1,157,267
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7% 2/16/24 (d)(e)		2,130,000	2,140,650
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 6/23/24 (d)(e)		1,495,000	1,502,101
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (d)(e)		3,000,000	3,007,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (d)(e)		7,373,742	7,397,706
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.398% 2/11/23 (d)(e)		1,254,902	1,262,745
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 12/1/24 (d)(e)		2,500,000	2,487,500
			53,944,527
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.148% 10/21/24 (d)(e)		673,321	680,896
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 10/21/23 (d)(e)		3,867,733	3,891,906
			4,572,802
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.898% 8/30/24 (d)(e)		1,602,238	1,608,246
3 month U.S. LIBOR + 7.000% 8.648% 8/30/25 (d)(e)		580,000	580,365
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 8/11/24 (d)(e)		4,568,550	4,564,256
			6,752,867
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.148% 2/15/23 (d)(e)		5,676,805	5,708,766
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (d)(e)		1,257,300	1,271,445
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.398% 11/25/20 (d)(e)		244,928	243,245
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.023% 11/25/22 (d)(e)		9,197,077	9,174,084
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/27/23 (d)(e)		3,935,757	3,955,436
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0808% 4/1/22 (d)(e)		8,359,184	8,455,315
			28,808,291

TOTAL HEALTH CARE			107,787,319

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
term loan 3 month U.S. LIBOR + 2.750% 4.398% 5/14/22 (d)(e)		978,418	984,348
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4136% 6/9/23 (d)(e)		19,247,417	19,356,550
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.0956% 8/22/24 (d)(e)		7,801,150	7,830,404
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2% 2/28/21 (d)(e)		1,005,000	992,438
			29,163,740
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (d)(e)		1,625,000	1,630,086
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8293% 10/5/24 (d)(e)		3,000,000	3,028,140
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (d)(e)		1,475,000	1,478,157
			6,136,383
Airlines - 0.1%
American Airlines, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 3.5808% 10/10/21 (d)(e)		6,177,773	6,190,314
3 month U.S. LIBOR + 2.000% 3.5875% 12/14/23 (d)(e)		4,400,550	4,399,934
			10,590,248
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 4/1/23 (d)(e)		3,786,268	3,805,200
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 10/17/23 (d)(e)		990,019	996,206
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 12/14/24 (d)(e)		1,195,000	1,200,676
			6,002,082
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 9/29/24 (d)(e)		452,563	455,676
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9959% 6/21/24 (d)(e)		9,029,625	9,092,652
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (d)(e)		4,855,865	4,899,228
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5747% 8/1/24 (d)(e)		798,000	799,333
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.25% 3/9/23 (d)(e)		1,114,356	1,119,928
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6312% 2/16/25 (d)(e)		5,950,000	5,961,186
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (d)(e)		1,631,466	1,633,505
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 9.1934% 6/30/19 (d)(e)		1,083,421	1,085,231
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 10/31/24 (d)(e)		1,280,000	1,284,262
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8125% 2/1/24 (d)(e)		1,343,595	1,278,095
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.398% 5/2/22 (d)(e)		11,224,497	11,313,732
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/29/25 (d)(e)		1,010,000	1,016,313
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 12/8/23 (d)(e)(g)		2,475,000	2,462,625
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.622% 12/18/20 (d)(e)		2,673,614	2,687,811
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 4.898% 10/3/23 (d)(e)		3,767,503	3,792,406
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.07% 9/26/24 (d)(e)		1,241,333	1,248,161
3 month U.S. LIBOR + 3.500% 5.15% 9/26/24 (d)(e)		55,556	55,861
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 9/28/24 (d)(e)		1,425,000	1,431,826
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 12/20/24 (d)(e)		2,206,886	2,227,587
			53,845,418
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/16/25 (e)(r)		2,040,000	2,041,693
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (d)(e)		3,515,000	3,538,445
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (d)(e)		3,154,810	3,194,245
			8,774,383
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5797% 11/30/23 (d)(e)		3,257,499	3,273,787
Machinery - 0.0%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/18/24 (d)(e)		1,597,582	1,600,250
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (d)(e)		1,027,425	1,030,343
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4738% 3/13/22 (d)(e)		3,585,835	3,593,293
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3883% 3/31/24 (d)(e)		391,039	393,483
			6,617,369
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (d)(e)		2,893,375	2,889,758
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.54% 9/14/20 (d)(e)		2,887,501	2,898,329
			5,788,087
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 4/4/24 (d)(e)		3,349,688	3,367,843
On Assignment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2/20/25 (e)(r)		1,200,000	1,204,500
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (d)(e)		1,405,732	1,415,108
			5,987,451
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/30/23 (e)(r)		1,255,000	1,254,410
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8297% 1/2/25 (d)(e)		1,000,000	1,004,170
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (d)(e)		3,529,769	3,531,993
			4,536,163
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.398% 11/12/20 (d)(e)		1,124,536	656,920
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4% 7/7/22 (d)(e)		3,271,481	3,298,078
			3,954,998

TOTAL INDUSTRIALS			145,924,519

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (d)(e)		9,973,638	9,955,486
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.648% 1/19/21 (d)(e)		1,950,263	1,956,230
			11,911,716
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.45% 12/22/23 (d)(e)		1,300,000	1,307,579
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/23/25 (d)(e)		1,590,000	1,597,950
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (e)(s)		111,774	111,565
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9833% 1/31/24 (d)(e)		1,281,763	1,286,570
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 2/27/26 (e)(r)		355,000	354,113
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/27/25 (e)(r)		810,000	810,510
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (d)(e)		1,210,000	1,219,450
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (d)(e)		750,000	758,910
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 2/15/24 (d)(e)		10,362,312	10,380,446
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6576% 2/1/25 (d)(e)		1,043,226	1,041,275
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4076% 2/1/26 (d)(e)		435,000	437,175
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 2/1/22 (d)(e)		2,191,859	2,193,613
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.1207% 10/16/22 (d)(e)		1,903,387	1,902,207
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (e)(r)		2,500,000	2,509,375
3 month U.S. LIBOR + 2.500% 4.0735% 9/28/24 (d)(e)		1,995,000	1,997,494
			27,908,232
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6875% 8/16/23 (d)(e)		1,811,278	1,818,070
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 10/19/23 (d)(e)		4,912,500	4,933,378
Autodata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 12/14/24 (d)(e)		1,835,000	1,830,413
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 11/29/24 (d)(e)		2,500,000	2,517,700
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9545% 2/9/23 (d)(e)		5,180,707	5,208,476
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.642% 12/21/24 (d)(e)		2,500,000	2,512,500
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0434% 2/7/25 (d)(e)		2,675,000	2,668,313
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.148% 9/29/24 (d)(e)		7,410,988	7,445,374
3 month U.S. LIBOR + 8.500% 10.148% 9/29/25 (d)(e)		2,000,000	2,005,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3385% 9/15/24 (d)(e)		1,995,000	1,994,501
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7867% 11/3/23 (d)(e)		7,950,505	7,970,382
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 5/12/21 (d)(e)		923,067	932,685
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.648% 7/13/23 (d)(e)		12,798,133	12,868,523
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9447% 12/30/21 (d)(e)		936,000	946,530
			55,651,845
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 9/15/20 (d)(e)		7,301,067	7,326,183
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6025% 3/20/24 (d)(e)		1,985,000	1,984,385
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 7/10/22 (d)(e)		16,093,329	16,118,918
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.648% 4/22/23 (d)(e)		1,235,276	1,240,427
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (e)(s)		141,791	142,120
3 month U.S. LIBOR + 3.250% 4.9434% 12/1/24 (d)(e)		1,758,209	1,762,288
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (d)(e)		750,000	754,500
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6715% 8/8/25 (d)(e)		700,000	704,375
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9215% 1/8/20 (d)(e)		368,653	368,808
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4215% 8/8/24 (d)(e)		2,433,900	2,434,922
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/1/24 (d)(e)		5,343,150	5,354,264
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5875% 8/7/24 (d)(e)		3,750,000	3,771,413
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/1/23 (d)(e)		3,194,427	3,214,392
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 12/7/23 (d)(e)		3,489,750	3,515,923
			48,692,918
Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8169% 8/16/22 (d)(e)		1,562,134	1,564,087
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7422% 1/15/23 (d)(e)		1,386,841	1,389,726
			2,953,813
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (d)(e)		2,365,000	2,345,938
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (d)(e)		7,875,425	7,869,676
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.2% 12/20/23 (d)(e)		685,000	687,856
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.95% 12/20/22 (d)(e)		1,915,525	1,924,298
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/15/21 (d)(e)		6,088,297	6,161,844
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (d)(e)		4,580,000	4,628,685
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 6/1/22 (d)(e)		9,771,568	9,811,241
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.64% 12/22/23 (d)(e)		2,481,250	2,507,105
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.87% 1/24/25 (d)(e)		975,000	977,135
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.87% 1/24/26 (d)(e)		85,000	85,425
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/1/22 (d)(e)		1,353,183	1,362,209
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4036% 11/21/24 (d)(e)		4,500,000	4,455,000
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (d)(e)		5,095,000	5,226,604
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2995% 11/1/23 (d)(e)		14,469,124	14,557,964
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.9% 1/20/24 (d)(e)		7,341,092	7,208,658
3 month U.S. LIBOR + 9.000% 10.65% 1/20/25 (d)(e)		2,445,000	2,347,200
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (d)(e)		7,012,898	7,026,082
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (d)(e)		1,052,102	1,054,080
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (d)(e)		4,087,236	4,152,182
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (d)(e)		6,379,949	6,411,849
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (d)(e)		2,813,000	2,817,698
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 2/5/23 (d)(e)		2,955,150	2,962,538
Solera LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3/3/23 (e)(r)		1,210,000	1,212,517
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 3/3/23 (d)(e)		4,890,845	4,901,018
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (d)(e)		4,813,193	4,817,862
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/8/22 (d)(e)		1,516,380	1,523,583
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/8/22 (d)(e)		23,746	23,858
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (e)(r)		7,370,649	7,404,406
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (e)(r)		2,629,351	2,641,394
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (d)(e)		3,691,454	3,712,422
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/4/20 (d)(e)		773,200	774,808
			123,593,135
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 9/7/23 (d)(e)		1,604,180	1,603,843

TOTAL INFORMATION TECHNOLOGY			272,315,502

MATERIALS - 0.3%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (d)(e)		3,716,414	3,716,414
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5981% 5/17/24 (d)(e)		1,990,000	2,000,786
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 11/18/23 (d)(e)		1,801,800	1,810,809
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/29/24 (d)(e)		1,240,854	1,243,957
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/13/25 (e)(r)		1,365,000	1,374,105
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 2/13/26 (e)(r)		750,000	755,160
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 5/31/23 (d)(e)		2,985,000	2,992,463
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 1/6/22 (d)(e)		1,508,509	1,512,597
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (d)(e)		3,078,767	3,097,239
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/7/20 (d)(e)		2,412,413	2,421,893
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 6/30/22 (d)(e)		2,570,229	2,570,229
OCI Beaumont, LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 3/9/25 (e)(r)		2,500,000	2,509,375
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/12/24 (d)(e)		4,099,725	4,120,224
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (d)(e)		950,000	954,456
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.15% 5/12/22 (d)(e)		2,363,156	2,373,199
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 9/6/24 (d)(e)		1,995,000	2,009,344
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)		1,900,116	1,911,403
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)		4,384,884	4,410,930
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (d)(e)		1,960,000	1,970,212
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 7/1/24 (d)(e)		1,212,572	1,218,416
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 8/8/24 (d)(e)		1,256,850	1,261,563
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (e)(r)		744,211	744,828
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (e)(r)		1,275,789	1,276,848
			48,256,450
Containers & Packaging - 0.1%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.33% 10/1/22 (d)(e)		1,129,000	1,135,706
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8855% 10/1/21 (d)(e)		5,325,858	5,350,837
Berry Global, Inc.:
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.5808% 1/6/21 (d)(e)		3,552,000	3,563,828
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.6216% 10/1/22 (d)(e)		4,956,562	4,971,183
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9578% 4/3/24 (d)(e)		995,000	998,731
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (d)(e)		3,483,675	3,491,757
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5735% 5/16/24 (d)(e)		1,228,825	1,230,668
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/22/24 (d)(e)		2,284,275	2,295,696
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (e)(r)		2,690,000	2,712,408
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (d)(e)		4,515,875	4,535,655
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (d)(e)		817,950	822,449
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 7/26/23 (d)(e)		1,066,500	1,072,504
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 2/5/23 (d)(e)		12,994,202	13,051,117
			45,232,539
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.95% 8/25/23 (d)(e)		7,184,864	6,538,226
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.408% 6/14/21 (d)(e)		2,851,318	2,864,862
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (d)(e)		5,948,904	5,208,266
			14,611,354

TOTAL MATERIALS			108,100,343

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5863% 10/1/21 (d)(e)		925,471	932,412
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 3/23/24 (d)(e)		1,463,938	1,468,329
			2,400,741
Real Estate Management & Development - 0.0%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 3/24/25 (d)(e)		922,111	936,708
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 3/24/24 (d)(e)		170,730	171,478
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8293% 2/8/25 (d)(e)		4,963,817	4,986,849
Simply Storage Management LLC 8.2375% 9/6/21 (d)(g)		1,305,000	1,305,000
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.5956% 12/22/24 (d)(e)		8,590,909	8,631,200
			16,031,235

TOTAL REAL ESTATE			18,431,976

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (d)(e)		3,126,375	3,082,825
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (d)(e)		5,486,250	5,408,071
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.4% 3/31/21 (d)(e)		5,598,851	5,535,864
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4% 6/15/24 (d)(e)		11,057,444	10,877,760
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8456% 2/22/24 (d)(e)		11,805,000	11,823,062
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (d)(e)		10,790,000	10,769,067
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.148% 11/1/24 (d)(e)		9,580,000	9,681,835
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (d)(e)		3,360,000	3,400,320
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (d)(e)		8,770,683	8,380,387
			68,959,191
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.02% 5/25/24 (d)(e)		4,699,800	4,707,649
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (d)(e)		20,300,000	20,144,096
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (d)(e)		3,500,000	3,563,735
Tranche B-5, term loan 6.625% 1/2/24		4,735,000	4,749,063
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 2/9/24 (e)(r)		1,740,000	1,763,925
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 2/9/23 (e)(r)		11,460,000	11,549,503
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 11/17/23 (d)(e)		3,148,742	3,161,873
			49,639,844

TOTAL TELECOMMUNICATION SERVICES			118,599,035

UTILITIES - 0.2%
Electric Utilities - 0.1%
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (d)(e)		884,825	732,193
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (d)(e)		87,227	71,962
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (d)(e)		2,992,500	3,018,684
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 9/18/21 (e)(f)		4,473,483	2,721,354
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 11/13/21 (d)(e)		3,034,395	3,004,051
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.15% 6/13/20 (d)(e)		6,245,489	6,245,489
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (d)(e)		2,495,327	2,509,201
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (d)(e)		158,446	159,327
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (d)(e)		7,182,358	7,219,563
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (d)(e)		1,272,791	1,279,384
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (d)(e)		1,485,000	1,493,658
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8541% 12/14/23 (d)(e)		1,485,000	1,492,217
			29,947,083
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3456% 2/7/24 (d)(e)		6,806,790	6,845,792
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4737% 6/30/18 (d)(e)		13,500,000	13,498,380
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9% 12/9/21 (d)(e)		2,689,367	2,433,877
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 6/26/22 (d)(e)		2,403,186	2,415,201
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3293% 11/8/22 (d)(e)		810,000	814,390
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9436% 5/24/22 (d)(e)		4,039,475	4,041,495
			30,049,135

TOTAL UTILITIES			59,996,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,545,110,198)			1,547,521,664

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		18,827,000	18,629,865
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$25,623,829
3.1% 6/4/20		22,584,000	22,553,138
8.7% 11/18/19		2,958,000	3,216,737
KeyBank NA 6.95% 2/1/28		1,977,000	2,434,607
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,302,220
Regions Bank 7.5% 5/15/18		24,647,000	24,903,822
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,138,379
TOTAL BANK NOTES
(Cost $132,366,169)			132,802,597

Preferred Securities - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	$1,525,000	$1,950,099
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (c)		4,402,000	4,543,179
Danone SA 1.75% (Reg. S) (c)(d)	EUR	1,500,000	1,826,064
			6,369,243
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(d)		7,770,000	7,929,313
Sunoco Logistics Partners LP 6.25% (c)(d)		11,264,000	10,949,083
Total SA 2.625% (Reg. S) (c)(d)	EUR	2,150,000	2,708,105
			21,586,501
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		1,860,000	1,938,906
Banco Bilbao Vizcaya Argentaria SA 7% (c)(d)	EUR	2,800,000	3,599,596
Banco Do Brasil SA 9% (b)(c)(d)		3,445,000	3,782,780
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,930,000	2,121,335
Bank of America Corp.:
6.1% (c)(d)		8,141,000	8,855,811
6.25% (c)(d)		5,325,000	5,888,169
6.5% (c)(d)		3,000,000	3,358,457
Bank of Nova Scotia 4.65% (c)(d)		1,700,000	1,679,404
Barclays Bank PLC 7.625% 11/21/22		31,295,000	35,494,350
Barclays PLC:
6.625% (c)(d)		15,585,000	16,252,071
7.875% (Reg. S) (c)(d)	GBP	2,000,000	3,107,149
BNP Paribas SA 6.75% (Reg. S) (c)(d)		1,500,000	1,648,239
Citigroup, Inc.:
5.875% (c)(d)		4,305,000	4,569,350
5.95% (c)(d)		5,290,000	5,591,121
5.95% (c)(d)		2,285,000	2,372,061
Credit Agricole SA:
6.625% (b)(c)(d)		10,445,000	10,967,395
7.875% (b)(c)(d)		4,250,000	4,807,281
8.125% 9/19/33 (Reg. S) (d)		2,500,000	2,656,537
HSBC Holdings PLC 5.25% (c)(d)	EUR	2,000,000	2,788,380
Itau Unibanco Holding SA 6.125% (b)(c)(d)		2,510,000	2,568,442
KBC Groep NV 5.625% (c)(d)	EUR	800,000	1,029,530
Royal Bank of Scotland Group PLC:
7.5% (c)(d)		9,170,000	9,730,363
8.625% (c)(d)		3,665,000	4,103,387
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	2,050,000	3,144,869
			142,054,983
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5% (c)(d)		7,500,000	7,418,992
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(c)		1,018,800	1,037,319
8.625% (Reg. S) (c)		144,000	146,618
			1,183,937
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	2,900,000	4,324,566
Aviva PLC 6.125% (c)(d)	GBP	3,270,000	5,140,601
AXA SA 6.463% (c)(d)		1,012,000	1,035,956
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	2,600,000	3,518,930
			14,020,053

TOTAL FINANCIALS			164,677,965

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)		6,805,000	1,674,442
7.5% (Reg. S) (c)		100,000	24,604
			1,699,046
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (c)		1,170,000	1,004,184
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 3.75% (c)(d)	EUR	2,500,000	3,248,403
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		830,000	907,348
Telefonica Europe BV 6.5% (Reg. S) (c)(d)	EUR	5,500,000	7,127,801
			8,035,149
TOTAL PREFERRED SECURITIES
(Cost $201,315,366)			208,570,590
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (t)
(Cost $700,075,650)		700,012,139	700,152,141

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.500% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	6/20/18	EUR 29,000,000	$734,533
TOTAL PURCHASED SWAPTIONS
(Cost $472,991)			734,533
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $33,217,065,450)			32,850,307,846
NET OTHER ASSETS (LIABILITIES) - (3.7)%			(1,158,730,663)
NET ASSETS - 100%			$31,691,577,183

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/33	$(52,150,000)	$(51,924,191)
3% 3/1/33	(37,150,000)	(36,989,141)
3% 3/1/33	(39,850,000)	(39,677,450)
3% 3/1/33	(51,700,000)	(51,476,139)
3% 3/1/33	(24,400,000)	(24,294,348)
3% 3/1/33	(24,400,000)	(24,294,348)
3% 3/1/48	(5,600,000)	(5,426,602)
3% 3/1/48	(9,400,000)	(9,108,938)
3% 3/1/48	(68,100,000)	(65,991,352)
3.5% 3/1/48	(41,300,000)	(41,224,508)
4% 3/1/48	(11,000,000)	(11,268,125)
4% 3/1/48	(209,550,000)	(214,657,781)

TOTAL FANNIE MAE		(576,332,923)

Freddie Mac
4% 3/1/48	(2,600,000)	(2,663,883)
Ginnie Mae
4.5% 3/1/48	(34,500,000)	(35,884,689)
4.5% 3/1/48	(39,200,000)	(40,773,325)

TOTAL GINNIE MAE		(76,658,014)

TOTAL TBA SALE COMMITMENTS
(Proceeds $655,325,636)		$(655,654,820)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	March 2018	$2,878,442	$(52,660)	$(52,660)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	38	March 2018	7,488,994	(261,518)	(261,518)
TOTAL BOND INDEX CONTRACTS					(314,178)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	June 2018	17,166,703	27,628	27,628
CBOT 2-Year U.S. Treasury Note Contracts (United States)	111	June 2018	23,584,031	(218)	(218)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	147	June 2018	16,747,664	(44,124)	(44,124)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	18	June 2018	2,581,875	31,461	31,461
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	40	June 2018	5,122,500	9,955	9,955
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	23	June 2018	3,585,125	13,809	13,809
TME 10 Year Canadian Note Contracts (Canada)	77	June 2018	7,901,621	60,448	60,448
TOTAL TREASURY CONTRACTS					98,959

TOTAL PURCHASED					(215,219)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	153	March 2018	24,459,926	34,574	34,574
Eurex Euro-Bund Contracts (Germany)	9	March 2018	1,750,651	(7,116)	(7,116)
Eurex Euro-Bund Contracts (Germany)	15	June 2018	2,868,891	(14)	(14)
ICE Long Gilt Contracts (United Kingdom)	9	June 2018	1,500,218	(4,228)	(4,228)
ICE Medium Gilt Contracts (United Kingdom)	25	June 2018	3,876,099	(2,323)	(2,323)
TOTAL BOND INDEX CONTRACTS					20,893
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	372	June 2018	44,657,438	127,148	127,148
CBOT 2-Year U.S. Treasury Note Contracts (United States)	515	June 2018	109,421,406	146,881	146,881
CBOT Long Term U.S. Treasury Bond Contracts (United States)	61	June 2018	8,749,688	(27,772)	(27,772)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	519	June 2018	66,464,438	(203,834)	(203,834)
TOTAL TREASURY CONTRACTS					42,423

TOTAL SOLD					63,316

TOTAL FUTURES CONTRACTS					$(151,903)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,212,503	EUR	993,000	JPMorgan Chase Bank	3/2/18	$1,043
EUR	229,000	USD	282,501	Citibank, N.A.	5/18/18	(1,454)
EUR	3,080,000	USD	3,808,174	Goldman Sachs Bank USA	5/18/18	(28,154)
EUR	11,840,228	USD	14,669,439	JPMorgan Chase Bank	5/18/18	(138,175)
EUR	1,056,000	USD	1,296,865	JPMorgan Chase Bank	5/18/18	(859)
GBP	341,000	USD	471,526	JPMorgan Chase Bank	5/18/18	(428)
USD	197,598	AUD	250,000	JPMorgan Chase Bank	5/18/18	3,387
USD	10,204,114	CAD	12,863,000	BNP Paribas	5/18/18	165,444
USD	167,241,046	EUR	134,653,000	JPMorgan Chase Bank	5/18/18	1,984,247
USD	7,253,187	EUR	5,788,180	State Street Bank and Trust Co.	5/18/18	149,475
USD	680,754	EUR	548,000	State Street Bank and Trust Co.	5/18/18	8,205
USD	68,573,788	GBP	48,787,000	Goldman Sachs Bank USA	5/18/18	1,173,563
USD	1,553,432	GBP	1,105,000	State Street Bank and Trust Co.	5/18/18	26,852
USD	29,553	JPY	3,150,000	JPMorgan Chase Bank	5/18/18	(132)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,343,014
					Unrealized Appreciation	3,512,216
					Unrealized Depreciation	(169,202)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(122,409)	$0	$(122,409)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(120,580)	80,071	(40,509)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,150,000	(152,423)	137,049	(15,374)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 3,550,000	(871,416)	791,667	(79,749)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(107,836)	104,014	(3,822)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(31,181)	2,671	(28,510)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,600,000	(95,778)	(107,285)	(203,063)
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,350,000	(24,363)	(95,897)	(120,260)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(35,435)	(105,808)	(141,243)
TOTAL BUY PROTECTION							(1,561,421)	806,482	(754,939)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	266,396	0	266,396
Intesa Sanpaolo Spa	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(42,895)	163,034	120,139
TOTAL SELL PROTECTION							223,501	163,034	386,535

TOTAL CREDIT DEFAULT SWAPS							$(1,337,920)	$969,516	$(368,404)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,674,654,323 or 8.4% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,248,587.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,740,484.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $264,233.

 (q) Non-income producing

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $458,922 and $460,198, respectively.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,092,511
Total	$5,092,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$883,404	$883,404	$--	$--
Energy	9,658,272	4,568,722	--	5,089,550
Financials	3,385,781	1,389,386	1,996,395	--
Materials	3,398,108	3,398,108	--	--
Real Estate	5,422,067	4,633,224	788,843	--
Telecommunication Services	198,313	163,713	--	34,600
Corporate Bonds	9,576,664,814	--	9,576,663,807	1,007
U.S. Government and Government Agency Obligations	13,027,878,575	--	13,027,878,575	--
U.S. Government Agency - Mortgage Securities	5,479,698,735	--	5,479,698,735	--
Asset-Backed Securities	304,290,522	--	301,238,695	3,051,827
Collateralized Mortgage Obligations	615,396,512	--	615,396,512	--
Commercial Mortgage Securities	569,196,111	--	569,196,111	--
Municipal Securities	383,316,440	--	383,316,440	--
Foreign Government and Government Agency Obligations	281,138,667	--	273,673,074	7,465,593
Bank Loan Obligations	1,547,521,664	--	1,541,838,525	5,683,139
Bank Notes	132,802,597	--	132,802,597	--
Preferred Securities	208,570,590	--	208,570,590	--
Money Market Funds	700,152,141	700,152,141	--	--
Purchased Swaptions	734,533	--	734,533	--
Total Investments in Securities:	$32,850,307,846	$715,188,698	$32,113,793,432	$21,325,716
Derivative Instruments:
Assets
Futures Contracts	$451,904	$451,904	$--	$--
Forward Foreign Currency Contracts	3,512,216	--	3,512,216	--
Swaps	266,396	--	266,396	--
Total Assets	$4,230,516	$451,904	$3,778,612	$--
Liabilities
Futures Contracts	$(603,807)	$(603,807)	$--	$--
Forward Foreign Currency Contracts	(169,202)	--	(169,202)	--
Swaps	(1,604,316)	--	(1,604,316)	--
Total Liabilities	$(2,377,325)	$(603,807)	$(1,773,518)	$--
Total Derivative Instruments:	$1,853,191	$(151,903)	$2,005,094	$--
Other Financial Instruments:
TBA Sale Commitments	$(655,654,820)	$--	$(655,654,820)	$--
Total Other Financial Instruments:	$(655,654,820)	$--	$(655,654,820)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$734,533	$0
Swaps(b)	266,396	(1,604,316)
Total Credit Risk	1,000,929	(1,604,316)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	3,512,216	(169,202)
Total Foreign Exchange Risk	3,512,216	(169,202)
Interest Rate Risk
Futures Contracts(d)	451,904	(603,807)
Total Interest Rate Risk	451,904	(603,807)
Total Value of Derivatives	$4,965,049	$(2,377,325)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Mexico	2.0%
Netherlands	1.9%
United Kingdom	1.7%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,516,989,800)	$32,150,155,705
Fidelity Central Funds (cost $700,075,650)	700,152,141
Total Investment in Securities (cost $33,217,065,450)		$32,850,307,846
Cash		47,069,975
Foreign currency held at value (cost $1,160,458)		1,147,868
Receivable for investments sold		206,424,557
Receivable for TBA sale commitments		655,325,636
Unrealized appreciation on forward foreign currency contracts		3,512,216
Receivable for fund shares sold		41,714,689
Dividends receivable		146,447
Interest receivable		204,719,910
Distributions receivable from Fidelity Central Funds		732,736
Receivable for daily variation margin on centrally cleared OTC swaps		811
Other receivables		206,047
Total assets		34,011,308,738
Liabilities
Payable for investments purchased
Regular delivery	$118,666,725
Delayed delivery	1,480,080,094
TBA sale commitments, at value	655,654,820
Unrealized depreciation on forward foreign currency contracts	169,202
Payable for fund shares redeemed	48,039,325
Distributions payable	2,764,249
Bi-lateral OTC swaps, at value	1,481,907
Accrued management fee	8,118,928
Distribution and service plan fees payable	322,332
Payable for daily variation margin on futures contracts	292,601
Other affiliated payables	3,935,310
Other payables and accrued expenses	206,062
Total liabilities		2,319,731,555
Net Assets		$31,691,577,183
Net Assets consist of:
Paid in capital		$32,094,442,060
Undistributed net investment income		40,032,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,690,162)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(364,207,052)
Net Assets		$31,691,577,183
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($504,369,578 ÷ 48,398,404 shares)		$10.42
Maximum offering price per share (100/96.00 of $10.42)		$10.85
Class M:
Net Asset Value and redemption price per share ($301,987,901 ÷ 29,029,524 shares)		$10.40
Maximum offering price per share (100/96.00 of $10.40)		$10.83
Class C:
Net Asset Value and offering price per share ($183,067,903 ÷ 17,561,009 shares)(a)		$10.42
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,808,092,252 ÷ 2,285,471,243 shares)		$10.42
Class I:
Net Asset Value, offering price and redemption price per share ($4,821,249,070 ÷ 463,536,932 shares)		$10.40
Class Z:
Net Asset Value, offering price and redemption price per share ($2,072,810,479 ÷ 199,275,788 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$6,827,441
Interest		475,672,800
Income from Fidelity Central Funds		5,092,511
Total income		487,592,752
Expenses
Management fee	$48,363,852
Transfer agent fees	16,446,345
Distribution and service plan fees	1,957,268
Fund wide operations fee	6,837,094
Independent trustees' fees and expenses	59,065
Miscellaneous	44,490
Total expenses before reductions	73,708,114
Expense reductions	(48,555)	73,659,559
Net investment income (loss)		413,933,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,982,221)
Fidelity Central Funds	3,792
Forward foreign currency contracts	(11,264,823)
Foreign currency transactions	16,466,381
Futures contracts	5,209,636
Swaps	352,421
Total net realized gain (loss)		6,785,186
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(942,406,816)
Fidelity Central Funds	(3,792)
Forward foreign currency contracts	4,610,970
Assets and liabilities in foreign currencies	(71,438)
Futures contracts	359,036
Swaps	272,008
Delayed delivery commitments	357,181
Total change in net unrealized appreciation (depreciation)		(936,882,851)
Net gain (loss)		(930,097,665)
Net increase (decrease) in net assets resulting from operations		$(516,164,472)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$413,933,193	$775,303,535
Net realized gain (loss)	6,785,186	36,180,617
Change in net unrealized appreciation (depreciation)	(936,882,851)	(187,045,805)
Net increase (decrease) in net assets resulting from operations	(516,164,472)	624,438,347
Distributions to shareholders from net investment income	(449,309,447)	(739,976,289)
Distributions to shareholders from net realized gain	(72,496,766)	(67,918,257)
Total distributions	(521,806,213)	(807,894,546)
Share transactions - net increase (decrease)	2,042,733,161	5,166,571,919
Total increase (decrease) in net assets	1,004,762,476	4,983,115,720
Net Assets
Beginning of period	30,686,814,707	25,703,698,987
End of period	$31,691,577,183	$30,686,814,707
Other Information
Undistributed net investment income end of period	$40,032,337	$75,408,591

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.124	.272	.312	.287	.292	.263
Net realized and unrealized gain (loss)	(.313)	(.086)	.377	(.224)	.382	(.468)
Total from investment operations	(.189)	.186	.689	.063	.674	(.205)
Distributions from net investment income	(.136)	(.258)	(.290)	(.270)	(.275)	(.250)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.161)	(.286)	(.349)	(.303)	(.384)	(.605)
Net asset value, end of period	$10.42	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C,D	(1.78)%	1.77%	6.71%	.58%	6.56%	(1.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.75%	.76%	.79%
Expenses net of all reductions	.76%G	.75%	.75%	.75%	.76%	.79%
Net investment income (loss)	2.35%G	2.53%	2.95%	2.69%	2.76%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$504,370	$521,557	$1,233,806	$852,243	$639,235	$517,259
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46	$11.28
Income from Investment Operations
Net investment income (loss)A	.124	.267	.309	.285	.290	.265
Net realized and unrealized gain (loss)	(.314)	(.083)	.378	(.234)	.392	(.477)
Total from investment operations	(.190)	.184	.687	.051	.682	(.212)
Distributions from net investment income	(.135)	(.256)	(.288)	(.268)	(.273)	(.253)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.160)	(.284)	(.347)	(.301)	(.382)	(.608)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C,D	(1.78)%	1.76%	6.71%	.47%	6.65%	(2.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.77%	.78%	.76%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.77%G	.76%	.77%	.77%	.78%	.76%
Net investment income (loss)	2.35%G	2.53%	2.94%	2.67%	2.74%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$301,988	$287,111	$155,518	$101,673	$57,972	$52,848
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.084	.188	.231	.205	.211	.185
Net realized and unrealized gain (loss)	(.314)	(.084)	.378	(.225)	.382	(.469)
Total from investment operations	(.230)	.104	.609	(.020)	.593	(.284)
Distributions from net investment income	(.095)	(.176)	(.210)	(.187)	(.194)	(.171)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.120)	(.204)	(.269)	(.220)	(.303)	(.526)
Net asset value, end of period	$10.42	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C,D	(2.15)%	.99%	5.90%	(.20)%	5.75%	(2.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of all reductions	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Net investment income (loss)	1.58%G	1.77%	2.19%	1.92%	1.99%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$183,068	$190,273	$186,380	$139,264	$83,818	$79,711
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.86	$10.53	$10.77	$10.47	$11.29
Income from Investment Operations
Net investment income (loss)A	.140	.302	.343	.320	.326	.300
Net realized and unrealized gain (loss)	(.303)	(.085)	.368	(.224)	.392	(.478)
Total from investment operations	(.163)	.217	.711	.096	.718	(.178)
Distributions from net investment income	(.152)	(.289)	(.322)	(.303)	(.309)	(.287)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.177)	(.317)	(.381)	(.336)	(.418)	(.642)
Net asset value, end of period	$10.42	$10.76	$10.86	$10.53	$10.77	$10.47
Total ReturnB,C	(1.53)%	2.07%	6.94%	.88%	7.00%	(1.70)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.66%F	2.84%	3.25%	2.99%	3.07%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,808,092	$23,732,156	$20,469,677	$17,359,294	$14,547,801	$11,526,014
Portfolio turnover rateG	102%F	137%	134%	140%H	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46	$11.27
Income from Investment Operations
Net investment income (loss)A	.137	.295	.337	.313	.319	.295
Net realized and unrealized gain (loss)	(.313)	(.083)	.378	(.233)	.393	(.469)
Total from investment operations	(.176)	.212	.715	.080	.712	(.174)
Distributions from net investment income	(.149)	(.284)	(.316)	(.297)	(.303)	(.281)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.174)	(.312)	(.375)	(.330)	(.412)	(.636)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C	(1.66)%	2.02%	6.99%	.73%	6.95%	(1.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.61%F	2.79%	3.20%	2.94%	3.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,821,249	$4,481,725	$2,846,878	$1,266,870	$573,410	$244,911
Portfolio turnover rateG	102%F	137%	134%	140%H	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.144	.310	.352	.234
Net realized and unrealized gain (loss)	(.312)	(.083)	.378	(.167)
Total from investment operations	(.168)	.227	.730	.067
Distributions from net investment income	(.157)	(.299)	(.331)	(.217)
Distributions from net realized gain	(.025)	(.028)	(.059)	–
Total distributions	(.182)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51
Total ReturnC,D	(1.59)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	2.75%G	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,072,810	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	102%G	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, certain conversion ratio adjustments, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$393,286,506
Gross unrealized depreciation	(722,483,134)
Net unrealized appreciation (depreciation)	$(329,196,628)
Tax cost	$33,182,685,369

The Fund elected to defer to its next fiscal year approximately $49,045,791 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased options	$(749,571)	$ 327,491
Swaps	(53,903)	66,782
Total Credit Risk	(803,474)	394,273
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,264,823)	4,610,970
Interest Rate Risk
Futures Contracts	5,209,636	359,036
Swaps	406,324	205,226
Total Interest Rate Risk	5,615,960	564,262
Totals	$(6,452,337)	$5,569,505

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,529,945,675 and $2,651,784,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$647,613	$3,030
Class M	-%	.25%	374,919	98,226
Class C	.75%	.25%	934,736	134,223
			$1,957,268	$235,479

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,429
Class M	5,263
Class C(a)	11,995
$61,687

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$398,784.16
Class M	239,340.16
Class C	156,517.17
Total Bond	12,087,968.10
Class I	3,477,687.15
Class Z	86,049.01
	$16,446,345

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,400.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $54,402.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $48,555.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$6,636,770	$21,656,972
Class M	3,831,041	4,370,911
Class C	1,675,287	3,033,896
Total Bond	345,790,129	586,137,135
Class I	65,856,367	93,037,515
Class Z	25,519,853	31,739,860
Total	$449,309,447	$739,976,289
From net realized gain
Class A	$1,217,520	$3,152,995
Class M	687,881	416,240
Class C	431,234	491,517
Total Bond	55,742,692	54,284,285
Class I	10,651,705	7,617,861
Class Z	3,765,734	1,955,359
Total	$72,496,766	$67,918,257

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	9,149,263	35,580,281	$97,219,607	$378,631,170
Reinvestment of distributions	724,842	2,271,068	7,705,261	24,175,284
Shares redeemed	(9,912,451)	(102,937,028)	(105,299,107)	(1,089,228,226)
Net increase (decrease)	(38,346)	(65,085,679)	$(374,239)	$(686,421,772)
Class M
Shares sold	5,489,771	17,161,400	$58,318,822	$182,620,103
Reinvestment of distributions	424,062	442,288	4,498,626	4,706,740
Shares redeemed	(3,595,194)	(5,227,159)	(38,122,704)	(55,482,738)
Net increase (decrease)	2,318,639	12,376,529	$24,694,744	$131,844,105
Class C
Shares sold	2,748,168	5,742,872	$29,244,325	$61,343,735
Reinvestment of distributions	191,889	311,520	2,041,252	3,319,847
Shares redeemed	(3,043,819)	(5,532,987)	(32,364,386)	(58,835,524)
Net increase (decrease)	(103,762)	521,405	$(1,078,809)	$5,828,058
Total Bond
Shares sold	344,459,784	715,776,478	$3,658,187,908	$7,613,246,265
Reinvestment of distributions	36,367,309	57,507,306	386,286,653	612,532,396
Shares redeemed	(300,207,835)	(452,613,004)	(3,174,971,426)	(4,806,739,429)
Net increase (decrease)	80,619,258	320,670,780	$869,503,135	$3,419,039,232
Class I
Shares sold	95,336,215	245,139,592	$1,010,770,765	$2,596,745,220
Reinvestment of distributions	6,877,200	8,911,840	72,930,992	94,805,632
Shares redeemed	(55,696,794)	(99,475,433)	(589,727,932)	(1,055,508,510)
Net increase (decrease)	46,516,621	154,575,999	$493,973,825	$1,636,042,342
Class Z
Shares sold	91,489,578	155,922,153	$965,955,052	$1,656,237,293
Reinvestment of distributions	2,282,632	2,946,230	24,197,067	31,368,596
Shares redeemed	(31,639,822)	(96,526,329)	(334,137,614)	(1,027,365,935)
Net increase (decrease)	62,132,388	62,342,054	$656,014,505	$660,239,954

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.76%
Actual		$1,000.00	$982.20	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.77%
Actual		$1,000.00	$982.20	$3.78
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.53%
Actual		$1,000.00	$978.50	$7.51
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Total Bond	.45%
Actual		$1,000.00	$984.70	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$983.40	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$984.10	$1.77
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ATB-SANN-0418
1.804578.113

Fidelity® Total Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	58.3%
AAA	0.9%
AA	0.6%
A	5.0%
BBB	17.3%
BB and Below	15.9%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	30.2%
U.S. Government and U.S. Government Agency Obligations	58.3%
Asset-Backed Securities	1.0%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	1.2%
Stocks	0.1%
Other Investments	6.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.4%

 ** Futures and Swaps - 0.5%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24 (b)		$5,710,000	$5,145,350
3.375% 8/15/26		3,010,000	3,028,256
			8,173,606
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19		7,900,000	7,385,457

TOTAL CONVERTIBLE BONDS			15,559,063

Nonconvertible Bonds - 30.2%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
Delphi Technologies PLC 5% 10/1/25 (b)		2,215,000	2,196,283
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		2,442,000	2,521,365
Metalsa SA de CV 4.9% 4/24/23 (b)		4,550,000	4,498,813
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,500,000	4,119,440
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		1,215,000	1,205,888
Tupy Overseas SA 6.625% 7/17/24 (b)		290,000	303,848
			14,845,637
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18		9,215,000	9,261,759
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,293,938
3.2% 7/13/20		20,200,000	20,199,504
3.25% 5/15/18		4,810,000	4,817,037
3.5% 7/10/19		10,761,000	10,824,701
4% 1/15/25		18,085,000	17,928,467
4.2% 3/1/21		26,269,000	26,884,555
4.25% 5/15/23		5,420,000	5,526,111
4.375% 9/25/21		47,963,000	49,339,917
Volkswagen International Finance NV 2.7%(Reg. S) (c)(d)	EUR	1,800,000	2,255,762
			174,331,751
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		1,740,000	1,811,984
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,210,683
4.25% 6/15/23		8,466,000	8,820,705
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,914,975
Service Corp. International 4.625% 12/15/27		4,045,000	3,953,988
			18,900,351
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		2,935,000	2,802,925
5% 10/15/25 (b)		5,275,000	5,139,828
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,125,656
5% 2/1/28 (b)		3,410,000	3,397,213
5.125% 1/15/24		2,520,000	2,570,400
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,097,250
FelCor Lodging LP 5.625% 3/1/23		135,000	137,531
Golden Nugget, Inc. 6.75% 10/15/24 (b)		13,075,000	13,401,875
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,152,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,589,675
4.875% 4/1/27		1,530,000	1,530,000
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		1,580,000	1,544,450
5% 6/1/24 (b)		4,515,000	4,560,150
5.25% 6/1/26 (b)		1,790,000	1,812,375
McDonald's Corp. 2.75% 12/9/20		3,638,000	3,633,195
MCE Finance Ltd. 4.875% 6/6/25 (b)		12,515,000	12,243,723
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		14,045,000	13,377,863
4.5% 1/15/28		6,215,000	5,888,713
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	542,700
Scientific Games Corp.:
5% 10/15/25 (b)		5,100,000	5,042,625
6.625% 5/15/21		6,270,000	6,473,148
7% 1/1/22 (b)		567,000	596,768
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,182,750
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,618,875
7.25% 11/30/21 (b)		4,925,000	5,177,406
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		840,000	789,600
Times Square Hotel Trust 8.528% 8/1/26 (b)		985,159	1,125,864
Viking Cruises Ltd. 5.875% 9/15/27 (b)		3,530,000	3,441,750
Voc Escrow Ltd. 5% 2/15/28 (b)		1,780,000	1,731,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,647,225
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,445,500
5.5% 10/1/27 (b)		4,440,000	4,372,068
Yum! Brands, Inc. 5.35% 11/1/43		3,280,000	2,984,800
			135,177,551
Household Durables - 0.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27		3,770,000	3,581,500
Lennar Corp.:
4.75% 11/29/27 (b)		2,660,000	2,573,550
5% 6/15/27 (b)		3,810,000	3,800,856
5.25% 6/1/26 (b)		4,285,000	4,370,700
5.875% 11/15/24 (b)		1,775,000	1,885,938
M.D.C. Holdings, Inc. 6% 1/15/43		1,300,000	1,235,000
M/I Homes, Inc.:
5.625% 8/1/25		1,055,000	1,059,928
6.75% 1/15/21		4,265,000	4,392,950
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,608,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (b)(d)(e)		6,520,000	6,593,350
5.125% 7/15/23 (b)		5,170,000	5,272,625
5.75% 10/15/20		2,844,331	2,883,441
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,555,249
Toll Brothers Finance Corp. 4.875% 3/15/27		683,000	679,585
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,800,000	2,768,500
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,185,438
7% 8/15/22		4,250,000	4,356,250
			53,803,454
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,520,000
4.875% 4/15/28 (b)		4,690,000	4,607,925
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	6,004,875
6.375% 5/15/25		8,115,000	8,490,319
			24,623,119
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,876,770
7.75% 12/1/45		3,932,000	5,976,292
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	700,000	823,435
7.625% 2/15/25 (b)		2,235,000	1,966,800
7.75% 5/15/22 (b)		28,085,000	26,189,263
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,601,600
5.5% 5/15/26 (b)		5,035,000	4,984,650
Cablevision SA 6.5% 6/15/21 (b)		1,185,000	1,239,000
Cablevision Systems Corp. 5.875% 9/15/22		3,120,000	3,120,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,227,131
5% 2/1/28 (b)		19,150,000	18,084,877
5.125% 2/15/23		1,130,000	1,148,363
5.125% 5/1/23 (b)		7,520,000	7,661,000
5.125% 5/1/27 (b)		11,140,000	10,708,325
5.5% 5/1/26 (b)		9,005,000	9,005,000
5.75% 2/15/26 (b)		3,370,000	3,416,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	20,904,803
4.908% 7/23/25		20,419,000	21,027,558
5.375% 5/1/47		51,316,000	50,794,396
6.484% 10/23/45		8,199,000	9,236,253
Comcast Corp. 6.45% 3/15/37		2,196,000	2,811,634
CSC Holdings LLC:
5.25% 6/1/24		4,283,000	4,122,388
5.375% 2/1/28 (b)		2,850,000	2,785,875
6.75% 11/15/21		8,225,000	8,651,672
CSC Holdings, Inc. 5.5% 4/15/27 (b)		4,045,000	3,984,325
DISH DBS Corp.:
5.875% 7/15/22		4,000,000	3,900,000
5.875% 11/15/24		6,795,000	6,370,313
7.75% 7/1/26		1,355,000	1,334,675
E.W. Scripps Co. 5.125% 5/15/25 (b)		3,120,000	2,995,200
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,801,800
4.875% 4/11/22 (b)		565,000	577,713
5.125% 3/31/27 (b)		580,000	578,840
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	4,900,000	5,876,093
2.75% 4/13/23 (Reg. S)	EUR	1,300,000	1,669,064
MDC Partners, Inc. 6.5% 5/1/24 (b)		12,090,000	12,059,775
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		8,405,000	8,362,975
Myriad International Holding BV 5.5% 7/21/25 (b)		1,040,000	1,109,794
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,190,751
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,958,504	4,908,919
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	5,968,200
5% 8/1/27 (b)		8,290,000	8,059,538
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,463,804
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,472,581
4.5% 9/15/42		30,539,000	27,587,080
5.5% 9/1/41		12,973,000	13,169,293
5.875% 11/15/40		16,544,000	17,459,460
6.55% 5/1/37		38,302,000	43,563,146
6.75% 7/1/18		13,763,000	13,946,861
7.3% 7/1/38		38,728,000	46,441,712
8.25% 4/1/19		24,391,000	25,749,335
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,223,739
6.2% 3/15/40		11,792,000	13,790,223
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		4,289,000	4,535,618
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,518,750
5.5% 8/15/26 (b)		4,335,000	4,291,217
VTR Finance BV 6.875% 1/15/24 (b)		2,955,000	3,080,588
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	2,983,750
6% 1/15/27 (b)		5,605,000	5,310,738
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,352,725
			570,052,018
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		980,000	940,800
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		3,915,000	3,719,250
PetSmart, Inc. 5.875% 6/1/25 (b)		1,000,000	780,000
			4,499,250
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		725,000	705,425
TOTAL CONSUMER DISCRETIONARY			999,691,340
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,255,584
3.3% 2/1/23		41,589,000	41,411,733
4.7% 2/1/36		39,376,000	41,378,582
4.9% 2/1/46		45,032,000	48,012,699
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,806,638
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,421,679
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	463,500
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,400,615
4.25% 5/1/23		5,205,000	5,386,016
			192,537,046
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		2,915,000	2,536,050
6.625% 6/15/24		2,215,000	2,040,569
Albertsons, Inc.:
6.625% 6/1/28		705,000	546,375
7.75% 6/15/26		765,000	669,375
8% 5/1/31		2,220,000	1,903,650
8.7% 5/1/30		560,000	506,800
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		4,725,000	4,488,750
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,095,019
3.5% 7/20/22		8,944,000	8,910,268
4% 12/5/23		8,525,000	8,643,345
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		80,000	75,150
Minerva Luxembourg SA 6.5% 9/20/26 (b)		1,525,000	1,513,563
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,664,682
6.125% 2/24/22	GBP	550,000	856,960
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)(f)		5,155,000	2,706,375
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,442,207
3.3% 11/18/21		10,050,000	10,065,061
			70,664,199
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,900,492
3.45% 6/1/23		3,115,000	3,017,656
4.5% 12/1/26 (b)		1,380,000	1,404,393
5.15% 3/15/34		280,000	274,400
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		800,000	838,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,155,725
4.875% 11/1/26 (b)		1,555,000	1,555,000
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,078,000
5.625% 1/15/28 (b)		3,245,000	3,159,819
5.75% 3/1/27 (b)		2,690,000	2,656,375
			20,039,860
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,412,047
4% 1/31/24		6,408,000	6,593,754
Bat Capital Corp. 2.125% 8/15/25	GBP	2,470,000	3,302,836
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)		8,743,000	8,726,687
2.95% 7/21/20 (b)		20,000,000	19,966,794
3.75% 7/21/22 (b)		20,300,000	20,553,705
4.25% 7/21/25 (b)		18,467,000	18,829,228
8.125% 3/15/24	GBP	1,850,000	3,335,424
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,355,523
3.25% 6/12/20		3,274,000	3,283,751
4% 6/12/22		11,386,000	11,623,674
4.45% 6/12/25		14,753,000	15,188,141
5.7% 8/15/35		4,237,000	4,825,554
5.85% 8/15/45		35,690,000	41,337,325
6.15% 9/15/43		4,511,000	5,449,496
7.25% 6/15/37		5,056,000	6,664,878
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	7,868,731
			194,317,548
TOTAL CONSUMER STAPLES			477,558,653
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,403,884
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,543,268
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,953,650
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,857,483
6.5% 4/1/20		738,000	786,995
Ensco PLC:
4.5% 10/1/24		9,325,000	7,599,875
5.2% 3/15/25		16,510,000	13,703,300
5.75% 10/1/44		7,801,000	5,392,441
7.75% 2/1/26		2,200,000	2,081,750
8% 1/31/24		3,943,000	3,873,998
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	2,064,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,218,025
6% 10/1/22		995,000	997,488
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,756,375
FTS International, Inc. 6.25% 5/1/22		1,780,000	1,780,000
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,784,715
4.85% 11/15/35		8,550,000	9,157,167
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,617,250
Nabors Industries, Inc.:
5.5% 1/15/23		3,322,000	3,297,085
5.75% 2/1/25 (b)		5,305,000	5,062,959
Noble Holding International Ltd.:
5.25% 3/15/42		1,890,000	1,200,150
7.7% 4/1/25 (d)		10,335,000	9,249,825
7.75% 1/15/24		3,019,000	2,758,611
7.875% 2/1/26 (b)		1,930,000	1,939,650
8.7% 4/1/45 (d)		7,307,000	6,174,415
NuStar Logistics LP 5.625% 4/28/27		3,335,000	3,301,650
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,228,725
6.5% 12/15/21		838,000	852,665
7.125% 1/15/26 (b)		1,620,000	1,634,175
7.75% 12/15/23		4,985,000	5,259,175
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,832,008
Summit Midstream Holdings LLC:
5.5% 8/15/22		2,135,000	2,153,681
5.75% 4/15/25		3,385,000	3,385,000
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		870,000	878,296
Weatherford International, Inc. 9.875% 3/1/25 (b)		5,400,000	5,319,000
			151,098,734
Oil, Gas & Consumable Fuels - 5.9%
Afren PLC:
6.625% 12/9/20 (b)(f)(g)		770,910	278
10.25% 4/8/19 (Reg. S) (f)(g)		2,024,860	729
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,420,859
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,022,344
5.55% 3/15/26		13,807,000	15,078,820
6.45% 9/15/36		4,370,000	5,205,728
6.6% 3/15/46		22,460,000	28,000,661
Antero Resources Corp.:
5% 3/1/25		7,605,000	7,662,038
5.125% 12/1/22		8,335,000	8,407,931
5.625% 6/1/23 (Reg. S)		4,310,000	4,417,750
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,757,688
California Resources Corp. 8% 12/15/22 (b)		5,050,000	3,995,813
Canadian Natural Resources Ltd.:
3.9% 2/1/25		24,997,000	24,865,428
5.85% 2/1/35		10,897,000	12,344,998
Cenovus Energy, Inc. 4.25% 4/15/27		31,079,000	30,371,925
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,595,000	3,635,444
5.875% 3/31/25		5,295,000	5,599,463
7% 6/30/24		4,155,000	4,649,445
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,501,563
5.75% 3/15/23		5,580,000	5,105,700
6.125% 2/15/21		3,783,000	3,820,830
8% 12/15/22 (b)		7,485,000	7,962,169
8% 1/15/25 (b)		2,890,000	2,853,875
8% 6/15/27 (b)		3,295,000	3,159,081
Citgo Holding, Inc. 10.75% 2/15/20 (b)		820,000	879,450
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,148,721
3.3% 6/1/20		15,490,000	15,548,242
4.5% 6/1/25		4,707,000	4,829,857
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(d)(e)		12,775,000	12,744,134
6.875% 6/15/25 (b)		4,700,000	4,935,000
Continental Resources, Inc.:
3.8% 6/1/24		4,150,000	4,030,688
4.375% 1/15/28 (b)		4,675,000	4,543,516
4.5% 4/15/23		8,290,000	8,393,625
4.9% 6/1/44		1,255,000	1,207,938
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,225,000	3,273,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,916,863
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,531,328
5.85% 5/21/43 (b)(d)		7,143,000	6,767,993
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,393,700
Denbury Resources, Inc. 9% 5/15/21 (b)		4,000,000	4,090,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		1,985,000	2,106,085
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	15,115,100
El Paso Corp. 6.5% 9/15/20		16,140,000	17,368,419
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,268,610
Enable Midstream Partners LP:
2.4% 5/15/19 (d)		4,028,000	3,990,272
3.9% 5/15/24 (d)		4,249,000	4,187,656
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,655,772
4.375% 10/15/20		11,319,000	11,639,867
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,780,677
5.5% 12/1/46		8,922,000	10,043,413
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	853,550
5.75% 1/30/28 (b)		865,000	865,000
Energy Transfer Equity LP 4.25% 3/15/23		3,880,000	3,806,047
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,957,384
3.75% 2/15/25		9,982,000	10,026,076
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		6,325,000	6,514,750
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (b)		3,980,000	3,900,400
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,500,000	1,587,731
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,158,544
7% 6/15/23		9,970,000	10,156,938
Gran Tierra Energy International Holdings 6.25% 2/15/25 (b)		650,000	632,125
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		2,575,000	2,575,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,510,000	7,547,550
5.75% 10/1/25 (b)		2,135,000	2,172,363
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		4,810,000	4,702,833
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,030,000	2,096,994
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		700,000	722,666
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,385,122
5.5% 3/1/44		42,953,000	44,328,567
6.55% 9/15/40		1,889,000	2,178,669
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,066,857
5.05% 2/15/46		4,854,000	4,758,968
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,910,000	1,952,975
7.875% 8/1/21 (b)		2,325,000	2,377,313
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,780,142
MPLX LP 4.875% 12/1/24		10,070,000	10,594,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,202,520
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,300,950
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		925,000	894,938
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		505,000	503,738
4.875% 8/15/27 (b)		505,000	509,419
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (b)		835,000	817,465
8% 7/25/22 (b)		4,990,000	5,153,902
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (d)		1,204,000	1,352,995
10% 11/2/21 pay-in-kind (b)(d)		1,040,000	1,168,700
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,034,882
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	704,275
5.375% 1/15/25 (b)		1,170,000	1,158,300
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23		4,365,000	4,468,669
6.875% 5/15/23 (b)		3,080,000	3,153,150
Pemex Project Funding Master Trust 6.625% 6/15/35		4,705,000	4,866,146
Petrobras Energia SA 7.375% 7/21/23 (b)		1,715,000	1,811,126
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,553,408
4.75% 1/14/25	EUR	450,000	598,161
5.625% 5/20/43		18,504,000	15,820,920
5.75% 2/1/29		40,170,000	38,663,625
5.999% 1/27/28 (b)		59,620,000	58,725,700
6.125% 1/17/22		11,055,000	11,633,729
6.25% 3/17/24		21,380,000	22,288,650
7.25% 3/17/44		45,050,000	45,725,750
7.375% 1/17/27		41,110,000	44,563,240
8.75% 5/23/26		56,815,000	66,686,606
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	46,097,650
5.875% 3/7/22	EUR	200,000	277,674
6.875% 1/20/40		1,220,000	1,189,195
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		975,000	242,775
6% 5/16/24 (b)(f)		2,355,000	596,262
6% 11/15/26 (b)(f)		2,810,000	705,310
9.75% 5/17/35 (b)(f)		3,210,000	876,330
12.75% 2/17/22 (b)(f)		270,000	79,866
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	6,200,000	7,878,284
3.5% 1/30/23		11,169,000	10,755,747
4.5% 1/23/26		46,043,000	44,546,603
4.625% 9/21/23		80,090,000	80,498,459
4.875% 1/24/22		11,642,000	11,938,172
4.875% 1/18/24		13,597,000	13,800,955
5.5% 1/21/21		11,789,000	12,337,189
5.5% 6/27/44		10,807,000	9,683,180
5.625% 1/23/46		35,710,000	31,974,734
6% 3/5/20		3,910,000	4,097,680
6.35% 2/12/48 (b)		17,325,000	16,890,143
6.375% 2/4/21		785,000	838,773
6.375% 1/23/45		29,907,000	29,009,790
6.5% 3/13/27 (b)		33,960,000	36,298,825
6.5% 3/13/27 (b)		57,927,000	61,916,432
6.5% 6/2/41		29,057,000	29,049,736
6.625% (b)(c)		2,510,000	2,527,570
6.75% 9/21/47		25,666,000	26,098,985
6.75% 9/21/47 (b)		24,580,000	24,994,665
6.875% 8/4/26		41,150,000	45,158,010
8% 5/3/19		7,261,000	7,664,712
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,102,006
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,307,709
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,153,052
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	582,985
Range Resources Corp.:
4.875% 5/15/25		5,395,000	5,169,084
5% 8/15/22		1,725,000	1,699,125
5% 3/15/23		9,650,000	9,432,875
Sanchez Energy Corp. 7.25% 2/15/23 (b)		6,470,000	6,544,729
SemGroup Corp. 7.25% 3/15/26		1,885,000	1,927,413
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		10,300,000	9,853,876
Southwestern Energy Co.:
4.1% 3/15/22		1,540,000	1,443,750
6.7% 1/23/25 (d)		34,312,000	33,625,760
7.75% 10/1/27		3,760,000	3,835,200
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	42,433,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,990,000	2,915,250
5% 1/15/28 (b)		5,175,000	5,026,219
5.125% 2/1/25		1,210,000	1,205,463
5.25% 5/1/23		685,000	694,850
6.75% 3/15/24		4,420,000	4,690,725
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,622,763
4.55% 6/24/24		41,276,000	41,585,570
5.75% 6/24/44		19,187,000	20,386,188
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,316,317	3,490,457
Tullow Oil PLC 6% 11/1/20 (b)		810,000	818,100
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,952,315
5.375% 6/1/21		44,065,000	46,123,474
Whiting Petroleum Corp.:
5.75% 3/15/21		1,350,000	1,380,375
6.625% 1/15/26 (b)		2,895,000	2,934,806
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,849,451
3.9% 1/15/25		26,667,000	26,471,734
4% 11/15/21		6,716,000	6,848,752
4% 9/15/25		3,000,000	2,990,802
4.125% 11/15/20		2,399,000	2,454,931
4.3% 3/4/24		40,932,000	41,962,669
4.5% 11/15/23		7,325,000	7,575,880
YPF SA:
7% 12/15/47 (b)		2,090,000	1,914,963
8.5% 3/23/21 (b)		1,235,000	1,352,943
8.5% 3/23/21 (Reg. S)		2,250,000	2,464,875
8.75% 4/4/24 (b)		5,160,000	5,766,300
			1,891,904,986
TOTAL ENERGY			2,043,003,720
FINANCIALS - 9.9%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		3,400,000	3,425,976
Access Bank PLC 10.5% 10/19/21 (b)		585,000	654,884
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		945,000	979,313
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,450,000	4,543,902
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (d)	EUR	1,300,000	1,562,857
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	731,883
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,524,113
Banco Do Brasil SA 4.625% 1/15/25 (b)		2,490,000	2,430,863
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	475,800
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,160,000	5,762,585
Banco Macro SA 6.75% 11/4/26 (b)(d)		2,775,000	2,820,344
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		500,000	504,500
6.369% 6/16/18 (b)		1,125,000	1,133,044
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (d)	EUR	3,300,000	4,129,428
2.25% 4/21/20		66,694,000	65,888,186
2.6% 1/15/19		1,164,000	1,164,326
3.004% 12/20/23 (b)(d)		14,176,000	13,870,586
3.3% 1/11/23		901,000	897,909
3.419% 12/20/28 (b)(d)		23,300,000	22,308,513
3.5% 4/19/26		20,559,000	20,247,211
3.705% 4/24/28 (d)		32,549,000	31,946,251
3.95% 4/21/25		17,156,000	17,129,848
4.1% 7/24/23		11,481,000	11,869,949
4.2% 8/26/24		40,532,000	41,342,351
4.25% 10/22/26		14,724,000	14,865,815
5.65% 5/1/18		8,780,000	8,830,834
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	855,225
Barclays PLC:
2.75% 11/8/19		12,249,000	12,175,628
3.25% 1/12/21		21,116,000	20,967,681
4.375% 1/12/26		25,086,000	25,112,491
BBVA Bancomer SA:
7.25% 4/22/20 (b)		1,475,000	1,568,663
7.25% 4/22/20 (Reg. S)		3,300,000	3,509,550
BTA Bank JSC 5.5% 12/21/22 (b)		650,000	645,983
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (d)	EUR	1,400,000	1,763,104
5% 11/14/23 (Reg. S) (d)	EUR	2,700,000	3,401,029
CBOM Finance PLC 7.5% 10/5/27 (b)(d)		2,650,000	2,521,210
Citigroup, Inc.:
2.4% 2/18/20		35,902,000	35,559,833
2.65% 10/26/20		20,000,000	19,798,822
2.75% 4/25/22		25,000,000	24,468,638
3.142% 1/24/23 (d)		22,807,000	22,641,029
4.05% 7/30/22		5,303,000	5,425,066
4.3% 11/20/26		3,788,000	3,829,719
4.4% 6/10/25		40,790,000	41,867,919
4.45% 9/29/27		10,000,000	10,204,829
5.125% 12/12/18	GBP	1,875,000	2,661,333
5.5% 9/13/25		21,906,000	23,961,291
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,434,171
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,254,036
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,309,470
3.75% 3/26/25		19,450,000	19,200,661
3.8% 9/15/22		30,700,000	30,997,349
3.8% 6/9/23		36,648,000	36,876,275
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,300,000	1,803,734
Discover Bank:
4.2% 8/8/23		17,852,000	18,335,302
7% 4/15/20		2,030,000	2,184,899
Fidelity Bank PLC:
6.875% 5/9/18 (b)		200,000	199,407
10.5% 10/16/22 (b)		1,435,000	1,493,720
Fifth Third Bancorp:
4.5% 6/1/18		798,000	802,652
8.25% 3/1/38		4,667,000	6,778,776
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,120,557
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (d)	GBP	3,250,000	4,368,011
4.25% 3/14/24		6,192,000	6,271,315
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,140,732
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	28,992,929
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,666,005
5.5% 8/6/22 (b)		1,155,000	1,188,495
6.2% 12/21/21 (Reg. S)		980,000	1,038,310
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,567,856
2.2% 10/22/19		7,268,000	7,204,354
2.25% 1/23/20		40,000,000	39,624,394
2.35% 1/28/19		6,857,000	6,849,580
2.95% 10/1/26		18,480,000	17,367,905
3.25% 9/23/22		18,423,000	18,429,511
3.875% 9/10/24		35,791,000	36,033,791
4.125% 12/15/26		32,416,000	32,770,350
4.25% 10/15/20		6,995,000	7,233,865
4.35% 8/15/21		20,267,000	21,071,760
4.5% 1/24/22		22,046,000	23,054,483
4.625% 5/10/21		6,879,000	7,209,297
4.95% 3/25/20		22,079,000	23,004,159
JSC BGEO Group 6% 7/26/23 (b)		2,360,000	2,433,632
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		2,845,000	2,865,973
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	4,092,000	5,429,910
PSB Finance SA 5.25% 10/19/19		1,000,000	986,850
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,350,460
Regions Bank 6.45% 6/26/37		24,618,000	29,786,344
Regions Financial Corp. 3.2% 2/8/21		11,916,000	11,956,299
Royal Bank of Canada 2.77% 12/11/18	CAD	12,507,000	9,810,568
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	52,260,812
5.125% 5/28/24		64,006,000	65,577,415
6% 12/19/23		36,682,000	39,164,692
6.1% 6/10/23		31,961,000	34,137,404
6.125% 12/15/22		42,557,000	45,385,825
SB Capital SA 5.5% 2/26/24 (b)(d)		1,160,000	1,176,240
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,905,000	2,069,230
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		1,145,000	1,134,271
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	421,018
5.5% 4/21/22 (b)		1,415,000	1,406,657
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		825,000	810,563
6.875% 2/3/25 (Reg. S) (d)		2,665,000	2,689,593
UniCredit SpA 6.375% 5/2/23 (Reg. S) (d)		1,350,000	1,355,913
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,330,000	4,417,120
7.375% 5/30/22 (b)		3,495,000	3,648,605
			1,355,133,819
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,584,752
4.25% 2/15/24		14,661,000	15,105,050
Credit Suisse Group AG:
3.869% 1/12/29 (b)(d)		18,512,000	17,981,564
5.75% 9/18/25 (Reg. S) (d)	EUR	5,950,000	8,130,080
Deutsche Bank AG 4.5% 4/1/25		80,571,000	78,933,000
Deutsche Bank AG New York Branch:
3.15% 1/22/21		28,709,000	28,446,345
3.3% 11/16/22		47,595,000	46,410,407
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		100,974,000	98,998,940
3.2% 2/23/23		17,000,000	16,739,012
3.691% 6/5/28 (d)		200,926,000	195,514,508
3.75% 5/22/25		20,000,000	19,923,065
4.25% 10/21/25		6,650,000	6,702,996
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,457,408
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,472,251
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,706,631
Moody's Corp.:
3.25% 1/15/28 (b)		11,520,000	10,958,929
4.875% 2/15/24		10,818,000	11,519,048
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,585,371
2.8% 6/16/20		30,000,000	29,907,622
3.125% 1/23/23		13,000,000	12,789,995
3.125% 7/27/26		108,849,000	103,243,346
3.7% 10/23/24		37,479,000	37,459,099
3.95% 4/23/27		3,150,000	3,099,387
4.875% 11/1/22		26,240,000	27,665,938
5% 11/24/25		3,189,000	3,395,280
5.5% 1/26/20		88,000,000	92,150,080
5.625% 9/23/19		12,714,000	13,251,597
5.75% 1/25/21		19,879,000	21,318,362
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,113,913
5.25% 11/15/24 (b)		4,420,000	4,516,356
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,430,674
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	6,185,000	8,347,431
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,182,709
			999,041,146
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,451,208
Capital One Financial Corp.:
2.45% 4/24/19		10,550,000	10,510,744
3.8% 1/31/28		22,294,000	21,644,317
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,486,975
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,081,984
3.95% 11/6/24		14,738,000	14,715,814
4.1% 2/9/27		24,223,000	23,958,255
5.2% 4/27/22		12,545,000	13,247,629
Ford Motor Credit Co. LLC:
2.24% 6/15/18		19,162,000	19,152,387
2.597% 11/4/19		52,209,000	51,871,295
2.875% 10/1/18		13,000,000	13,026,733
Hyundai Capital America 2.875% 8/9/18 (b)		5,276,000	5,281,037
SLM Corp.:
5.5% 1/15/19		725,000	735,658
5.5% 1/25/23		2,640,000	2,613,600
Synchrony Financial:
3% 8/15/19		4,907,000	4,909,843
3.75% 8/15/21		7,409,000	7,502,836
4.25% 8/15/24		7,458,000	7,511,380
			240,701,695
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,932,070
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	1,789,000	2,437,972
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,705,687
3.85% 2/1/25		14,325,000	13,969,835
3.875% 8/15/22		21,027,000	21,192,364
4.125% 6/15/26		8,647,000	8,512,801
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,700,000	2,814,750
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,965,000	1,886,400
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		10,500,000	10,263,750
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		3,660,000	3,605,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		24,766,000	24,766,000
6% 8/1/20		2,810,000	2,864,795
6.25% 2/1/22		7,435,000	7,546,525
6.375% 12/15/25		7,050,000	7,076,438
6.75% 2/1/24		2,000,000	2,040,000
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (b)(d)(e)		11,760,000	11,613,000
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (b)(d)(e)		6,710,000	6,592,575
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,695,000	1,786,266
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,080,000	1,991,600
6.875% 2/15/23 (b)		705,000	703,238
Sistema International Funding SA 6.95% 5/17/19 (b)		2,975,000	3,005,345
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,039,956
Sparc Em Spc 0% 12/5/22 (b)		205,000	186,806
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,020,000	5,057,650
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	584,098
Valvoline, Inc. 4.375% 8/15/25		3,845,000	3,758,488
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,437,203
			191,370,712
Insurance - 1.1%
Acrisure LLC 7% 11/15/25 (b)		2,970,000	2,903,175
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,544,292
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,415,985
3.3% 3/1/21		9,614,000	9,636,158
3.875% 1/15/35		19,041,000	17,999,460
4.875% 6/1/22		18,193,000	19,274,821
Aon Corp. 5% 9/30/20		3,854,000	4,039,620
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		4,650,000	4,816,238
AXA SA:
3.941% (c)(d)	EUR	1,238,000	1,680,276
6.6862% (c)(d)	GBP	100,000	164,168
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		2,250,000	2,336,877
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (b)(d)(e)		1,859,000	1,854,353
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	15,797,371
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,327,879
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,456,564
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,639,318
MetLife, Inc.:
3.048% 12/15/22 (d)		12,433,000	12,359,066
4.75% 2/8/21		4,032,000	4,225,796
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,791,423
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	35,687,125
Pricoa Global Funding I 5.375% 5/15/45 (d)		17,492,000	18,191,680
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,621,531
7.375% 6/15/19		3,230,000	3,422,443
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(d)		1,750,000	1,724,667
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,698,231
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,173,940
4.125% 11/1/24 (b)		6,048,000	6,228,795
Unum Group:
3.875% 11/5/25		21,587,000	21,481,726
4% 3/15/24		20,000,000	20,302,281
5.625% 9/15/20		8,386,000	8,905,688
5.75% 8/15/42		25,545,000	30,115,329
			335,816,276
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)		1,925,000	1,867,250
Thrifts & Mortgage Finance - 0.0%
Cassa Depositi e Prestiti SpA 1.875% 2/7/26	EUR	1,000,000	1,217,462
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		3,760,000	4,093,700
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,045,000	3,903,425
			9,214,587
TOTAL FINANCIALS			3,133,145,485
HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,346,781
4.5% 5/14/35		23,238,000	23,938,558
			48,285,339
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	3,938,519
Hologic, Inc.:
4.375% 10/15/25 (b)		3,735,000	3,646,294
4.625% 2/1/28 (b)		695,000	670,675
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		4,425,000	4,391,813
Teleflex, Inc.:
4.625% 11/15/27		825,000	805,109
4.875% 6/1/26		6,975,000	6,905,250
			20,357,660
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,947,489
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,281,550
6.875% 2/1/22		7,715,000	5,014,750
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,839,574
4.25% 10/15/19		7,590,000	7,684,875
4.5% 2/15/27		5,270,000	5,144,838
4.75% 5/1/23		595,000	605,413
5% 3/15/24		6,375,000	6,494,531
5.25% 6/15/26		11,470,000	11,756,750
5.875% 3/15/22		715,000	757,900
5.875% 2/15/26		3,820,000	3,953,700
6.5% 2/15/20		30,303,000	31,893,908
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,828,038
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,223,719
8.75% 1/15/23		1,565,000	1,674,550
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,689,436
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	508,594
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	502,500
5.5% 2/1/21		1,555,000	1,589,988
SP Finco LLC 6.75% 7/1/25 (b)		1,795,000	1,687,300
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,805,875
4.625% 7/15/24 (b)		5,540,000	5,301,088
6.75% 6/15/23		3,555,000	3,555,000
7.5% 1/1/22 (b)		775,000	818,594
THC Escrow Corp. III 5.125% 5/1/25 (b)		4,400,000	4,268,000
Wellcare Health Plans, Inc. 5.25% 4/1/25		3,335,000	3,375,420
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,391,013
			145,594,393
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,955,780
4.15% 2/1/24		3,010,000	3,097,406
			5,053,186
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,768,535
3.45% 3/15/22		48,347,000	48,127,265
Catalent Pharma Solutions 4.875% 1/15/26 (b)		5,125,000	5,073,750
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	2,063,110
2.5% 6/7/19		16,423,000	16,324,215
3.15% 6/15/21		21,235,000	21,044,252
3.95% 6/15/26		11,126,000	10,761,417
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,546,684
3.9% 12/15/24		5,449,000	5,432,422
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,630,000	1,560,871
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	800,000	943,022
1.25% 3/31/23 (Reg. S)	EUR	1,500,000	1,628,689
2.2% 7/21/21		14,999,000	13,899,577
2.8% 7/21/23		38,972,000	34,111,902
3.15% 10/1/26		12,782,000	10,424,852
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		4,690,000	4,678,275
5.5% 11/1/25 (b)		3,645,000	3,606,272
5.625% 12/1/21 (b)		8,980,000	8,519,775
5.875% 5/15/23 (b)		16,770,000	14,904,338
6.125% 4/15/25 (b)		14,175,000	12,429,703
6.5% 3/15/22 (b)		2,500,000	2,600,000
7% 3/15/24 (b)		4,905,000	5,168,644
9% 12/15/25 (b)		3,170,000	3,175,944
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,854,254
3.45% 11/13/20		5,179,000	5,236,662
			251,884,430
TOTAL HEALTH CARE			471,175,008
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,213,550
6.375% 6/1/19 (b)		8,071,000	8,430,722
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,980,000	9,002,450
7.5% 12/1/24 (b)		10,695,000	11,109,431
7.5% 3/15/25 (b)		3,005,000	3,083,881
DAE Funding LLC:
4% 8/1/20 (b)		250,000	245,625
4.5% 8/1/22 (b)		1,470,000	1,425,900
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,611,325
6% 7/15/22		4,010,000	4,105,238
6.375% 6/15/26		2,060,000	2,106,350
6.5% 5/15/25		8,300,000	8,507,500
			60,841,972
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,485,000	2,663,672
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		945,000	1,043,044
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,090,931
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,666,500
Azul Investments LLP 5.875% 10/26/24 (b)		900,000	883,125
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	901,713
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,702,506
Series 2013-1 Class B, 5.375% 11/15/21		273,209	284,137
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		37,788	38,544
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		485,736	505,165
United Continental Holdings, Inc.:
4.25% 10/1/22		7,680,000	7,656,000
6% 12/1/20		605,000	641,300
			20,412,965
Building Products - 0.0%
Building Materials Corp. of America 4.75% 1/15/28 (b)		4,105,000	3,940,800
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,741,855
7.625% 9/1/23		3,860,000	4,106,075
7.875% 12/1/22		1,150,000	1,211,813
8.75% 12/1/20		10,732,000	10,812,490
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		4,110,000	4,243,575
Cenveo Corp. 6% 8/1/19 (b)(f)		270,000	130,950
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,526,875
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,497,600
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		4,170,000	3,794,700
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	3,750,000	4,575,183
			42,641,116
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	954,500
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	540,750
7.125% 6/26/42 (b)		1,940,000	446,200
			1,941,450
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,317,138
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	3,840,000	4,966,211
			9,283,349
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	469,125
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,518,750
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,451,738
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,241,650
11.25% 8/15/22 (b)		3,190,000	3,233,863
			14,927,251
Professional Services - 0.0%
IHS Markit Ltd. 4% 3/1/26 (b)		890,000	863,300
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	2,726,000	3,380,162
Hertz Corp. 7.625% 6/1/22 (b)		4,020,000	4,140,600
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	716,560
			8,237,322
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18		16,438,000	16,446,536
3% 9/15/23		3,204,000	3,116,515
3.375% 6/1/21		10,493,000	10,562,914
3.75% 2/1/22		26,396,000	26,757,613
3.875% 4/1/21		11,610,000	11,822,541
4.25% 9/15/24		12,030,000	12,327,112
4.75% 3/1/20		11,796,000	12,204,430
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,458,338
4.375% 8/15/27 (b)		1,575,000	1,519,875
Avantor, Inc.:
6% 10/1/24 (b)		2,925,000	2,925,000
9% 10/1/25 (b)		5,300,000	5,313,250
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	2,880,000	3,489,356
FLY Leasing Ltd.:
5.25% 10/15/24		3,280,000	3,239,000
6.375% 10/15/21		6,000,000	6,240,000
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,253,000	1,799,325
4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,787,513
			122,009,318
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,044,006
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,498,689
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,694,931
			9,237,626
TOTAL INDUSTRIALS			299,988,016
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		4,415,000	4,523,168
8.625% 5/6/19 (Reg. S)		500,000	512,250
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,235,406
			8,270,824
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	800,597
4.42% 6/15/21 (b)		2,400,000	2,449,338
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,241,843
			5,491,778
Internet Software & Services - 0.0%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)		5,620,000	6,294,400
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	454,665
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,368,375
			1,823,040
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
5.25% 1/15/24 (b)		2,650,000	2,716,250
5.5% 2/1/25		3,845,000	3,989,188
5.625% 1/15/26 (b)		1,285,000	1,329,975
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		6,305,000	6,320,763
4.125% 6/1/21 (b)		5,555,000	5,653,324
4.625% 6/15/22 (b)		2,875,000	2,961,566
Qorvo, Inc. 7% 12/1/25		5,885,000	6,399,938
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,206,500
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,715,000	2,837,175
			35,414,679
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27 (b)		1,820,000	1,805,804
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,955,966
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,523,200
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		1,745,000	1,834,431
Symantec Corp. 5% 4/15/25 (b)		1,520,000	1,550,557
			18,669,958
TOTAL INFORMATION TECHNOLOGY			75,964,679
MATERIALS - 1.0%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,624,350
5.75% 4/15/21 (b)		830,000	869,508
6.45% 2/3/24		680,000	744,090
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,730,000	3,869,875
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,353,513
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		5,820,000	5,747,250
5.25% 6/1/27 (b)		3,505,000	3,426,138
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,175,000	2,196,750
OCP SA 5.625% 4/25/24 (b)		390,000	410,576
Olin Corp.:
5% 2/1/30		1,670,000	1,611,550
5.125% 9/15/27		5,750,000	5,660,156
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		925,000	926,856
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		5,315,000	5,288,425
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		10,155,000	10,586,588
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,271,076
4.25% 11/15/20		3,653,000	3,763,811
TPC Group, Inc. 8.75% 12/15/20 (b)		13,345,000	13,411,725
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,702,313
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	918,063
			82,382,613
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	261,592
6% 4/1/24 (b)		5,665,000	5,919,925
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	319,366
5.7% 1/11/25 (b)		1,960,000	2,043,006
7.75% 4/16/26 (b)		4,100,000	4,583,800
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,135,000	1,169,050
			14,296,739
Containers & Packaging - 0.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(d)		3,840,000	3,993,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,133,206
4.625% 5/15/23 (b)		6,305,000	6,297,119
6% 2/15/25 (b)		11,455,000	11,741,375
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	5,069,125
OI European Group BV 4% 3/15/23 (b)		5,400,000	5,224,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,008,600
Silgan Holdings, Inc. 4.75% 3/15/25		2,945,000	2,922,913
			42,390,438
Metals & Mining - 0.5%
ArcelorMittal SA:
6.125% 6/1/25		1,900,000	2,092,945
7.25% 10/15/39 (d)		1,893,000	2,337,287
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		7,018,000	7,460,485
6.75% 10/19/75 (b)(d)		17,432,000	19,785,320
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (b)		4,045,000	3,974,213
5.75% 3/1/25 (b)		4,720,000	4,581,350
Commercial Metals Co. 5.375% 7/15/27		8,490,000	8,548,369
Constellium NV 5.875% 2/15/26 (b)		2,975,000	3,004,750
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	7,996,492
4.5% 8/1/47 (b)		6,545,000	6,529,030
CSN Resources SA 6.5% 7/21/20 (b)		1,880,000	1,851,424
EVRAZ Group SA:
5.375% 3/20/23 (b)		1,195,000	1,224,875
8.25% 1/28/21 (Reg. S)		1,135,000	1,257,013
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		90,000	92,819
10.375% 4/7/19 (b)		367,000	378,496
10.375% 4/7/19 (Reg. S)		655,000	675,518
10.375% 4/7/19 (Reg. S)		985,000	1,015,855
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		3,455,000	3,433,406
6.875% 3/1/26 (b)		3,525,000	3,511,781
7.25% 5/15/22 (b)		2,220,000	2,286,600
7.25% 4/1/23 (b)		12,885,000	13,368,188
7.5% 4/1/25 (b)		3,325,000	3,424,750
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,226,828
5.125% 5/15/24 (b)		3,895,000	3,884,055
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,825,280
3.875% 3/15/23		3,080,000	2,987,600
4.55% 11/14/24		9,320,000	9,110,300
5.4% 11/14/34		1,289,000	1,253,553
5.45% 3/15/43		4,539,000	4,357,440
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		580,000	587,250
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	907,885
Metinvest BV:
9.3725% 12/31/21 pay-in-kind(Reg. S) (d)		262,763	268,036
9.3725% 12/31/21 pay-in-kind (d)		4,591,285	4,683,432
Polyus Finance PLC 5.25% 2/7/23 (b)		590,000	604,234
Steel Dynamics, Inc.:
4.125% 9/15/25		4,225,000	4,087,688
5.125% 10/1/21		2,205,000	2,232,563
Stillwater Mining Co.:
6.125% 6/27/22 (b)		2,585,000	2,603,147
7.125% 6/27/25 (b)		1,185,000	1,212,611
Vale Overseas Ltd. 4.375% 1/11/22		12,930,000	13,246,785
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,510,000	2,578,774
8.25% 6/7/21 (b)		1,275,000	1,392,938
VM Holding SA 5.375% 5/4/27 (b)		565,000	583,080
			169,464,445
TOTAL MATERIALS			308,534,235
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,873,678
4.6% 4/1/22		4,896,000	5,114,669
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	5,200,000	6,129,021
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,499,391
American Homes 4 Rent 4.25% 2/15/28		1,025,000	1,008,922
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,089,902
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	5,967,832
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,511,585
4.25% 1/15/24		9,191,000	9,447,549
CBL & Associates LP 4.6% 10/15/24		272,000	223,288
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,224,024
Corporate Office Properties LP 5% 7/1/25		12,377,000	12,841,270
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,844,100
DDR Corp.:
3.625% 2/1/25		8,557,000	8,265,715
4.25% 2/1/26		22,796,000	22,602,331
4.625% 7/15/22		20,268,000	21,094,198
4.7% 6/1/27		840,000	857,068
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,358,896
3.75% 12/1/24		5,408,000	5,471,609
3.875% 10/15/22		17,388,000	17,798,327
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,713,600
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,213,985
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,744,544
4.75% 7/15/20		7,700,000	8,020,546
Health Care REIT, Inc. 2.25% 3/15/18		5,151,000	5,150,983
iStar Financial, Inc. 6% 4/1/22		775,000	780,813
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,546,593
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,183,595
5.25% 8/1/26		4,930,000	4,899,188
6.375% 3/1/24		2,250,000	2,368,125
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	41,923,832
4.5% 1/15/25		10,686,000	10,401,176
4.5% 4/1/27		50,980,000	48,714,708
4.75% 1/15/28		29,482,000	28,538,192
4.95% 4/1/24		17,495,000	17,857,455
5.25% 1/15/26		29,233,000	29,474,936
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,243,930
5% 12/15/23		2,030,000	2,069,410
SBA Communications Corp. 4.875% 9/1/24		2,205,000	2,177,438
Senior Housing Properties Trust 6.75% 4/15/20		250,000	262,948
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,709,010
WP Carey, Inc. 4% 2/1/25		34,017,000	33,636,729
			425,855,111
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,179,931
3.95% 11/15/27		18,049,000	17,388,202
4.1% 10/1/24		15,881,000	15,863,764
4.55% 10/1/29		17,155,000	17,127,788
Carmila 2.125% 3/7/28	EUR	2,300,000	2,796,516
CBRE Group, Inc. 5% 3/15/23		465,000	476,928
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,024,780
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	17,904,302
3.625% 10/1/22		9,206,000	9,308,056
3.95% 7/1/22		11,840,000	12,162,320
4.75% 10/1/25		30,612,000	32,308,281
5.25% 3/15/21		5,708,000	6,042,204
Essex Portfolio LP 3.875% 5/1/24		8,802,000	8,869,842
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	729,000
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	156,573
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,378,950
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	912,195
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,693
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,930,000	2,126,320
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,187,025
4.125% 6/15/22		14,880,000	15,357,082
4.4% 2/15/24		13,017,000	13,580,382
4.75% 10/1/20		11,282,000	11,761,358
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,410,025
4.5% 4/18/22		17,365,000	17,044,327
Mattamy Group Corp.:
6.5% 10/1/25 (b)		570,000	595,650
6.875% 12/15/23 (b)		700,000	734,125
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,566,481
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	238,231
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	3,485,000	4,257,027
Shimao Property Holdings Ltd. 4.75% 7/3/22		660,000	651,815
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,098,939
3.75% 12/1/24		21,455,000	21,045,418
3.875% 12/1/23		4,812,000	4,780,552
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	2,900,000	3,510,025
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,347,294
3.5% 2/1/25		5,961,000	5,845,557
3.75% 5/1/24		25,000,000	25,111,397
4% 3/1/28		10,982,000	10,869,419
4.125% 1/15/26		5,557,000	5,610,225
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		300,000	309,066
			364,673,065
TOTAL REAL ESTATE			790,528,176
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Altice Financing SA:
6.625% 2/15/23 (b)		2,780,000	2,776,525
7.5% 5/15/26 (b)		3,905,000	3,934,288
Altice Finco SA 7.625% 2/15/25 (b)		5,335,000	5,254,975
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,173,598
3% 6/30/22		12,546,000	12,335,501
3.4% 5/15/25		39,520,000	38,048,206
3.6% 2/17/23		44,557,000	44,657,309
5.875% 10/1/19		5,944,000	6,216,057
6.3% 1/15/38		16,665,000	19,214,992
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,650,000	1,680,938
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	50,158
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		820,000	846,650
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		415,000	420,814
Frontier Communications Corp.:
10.5% 9/15/22		3,770,000	3,218,638
11% 9/15/25		6,400,000	5,016,000
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	795,297
7.25% 4/26/23 (b)		3,985,000	4,356,514
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,849,500
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,419,188
6.25% 5/15/24 (b)		3,140,000	2,924,125
7.375% 5/1/26 (b)		2,380,000	2,297,414
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	560,000	759,326
TDC A/S 3.5% 2/26/3015 (Reg. S) (d)	EUR	2,546,000	3,124,757
Telecom Italia Capital SA:
6% 9/30/34		3,775,000	3,954,313
6.375% 11/15/33		3,785,000	4,144,575
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,688,313
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,400,000	4,246,000
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,524,355
5.012% 4/15/49		2,831,000	2,872,802
5.012% 8/21/54		55,038,000	54,518,791
5.5% 3/16/47		36,099,000	39,437,400
			301,757,319
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,126,244
Comcel Trust 6.875% 2/6/24 (b)		2,525,000	2,641,781
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	521,500
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,445,469
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,095,000	1,164,095
Sprint Communications, Inc.:
6% 11/15/22		3,685,000	3,638,938
9% 11/15/18 (b)		2,225,000	2,308,438
Sprint Corp.:
7.25% 9/15/21		4,240,000	4,425,500
7.875% 9/15/23		3,925,000	4,062,375
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,110,000
4.5% 2/1/26		4,055,000	3,978,969
4.75% 2/1/28		2,705,000	2,638,403
6.375% 3/1/25		4,860,000	5,127,300
6.5% 1/15/24		6,085,000	6,374,038
6.625% 4/1/23		6,440,000	6,667,976
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		485,000	491,173
			59,722,199
TOTAL TELECOMMUNICATION SERVICES			361,479,518
UTILITIES - 1.9%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,873,965
DPL, Inc. 6.75% 10/1/19		2,490,000	2,614,500
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	31,933,444
6.4% 9/15/20 (b)		25,897,000	27,907,767
Eversource Energy:
1.45% 5/1/18		3,325,000	3,320,549
2.8% 5/1/23		15,104,000	14,654,761
Exelon Corp. 2.85% 6/15/20		4,888,000	4,867,506
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	32,155,907
7.375% 11/15/31		64,123,000	84,546,095
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,269,840
InterGen NV 7% 6/30/23 (b)		3,595,000	3,586,013
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,566,762
3.7% 9/1/24		10,462,000	10,230,945
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (b)		650,000	639,444
7.75% 12/15/27 (Reg. S)		600,000	750,588
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,475,957
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,148,208
Nevada Power Co. 6.5% 5/15/18		790,000	796,981
NRG Yield Operating LLC 5% 9/15/26		3,945,000	3,875,489
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,306,803	9,095,950
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,797,990
Pampa Holding SA 7.5% 1/24/27 (b)		885,000	927,038
PG&E Corp. 2.4% 3/1/19		1,683,000	1,673,096
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,174,954
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,455,957
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,911,278
			306,250,984
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,777,809
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	73,731,960
Dynegy, Inc.:
7.625% 11/1/24		5,590,000	6,009,250
8.125% 1/30/26 (b)		3,095,000	3,389,025
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,086,774
2.7% 6/15/21		5,055,000	4,959,612
3.55% 6/15/26		8,087,000	7,785,420
Listrindo Capital BV 4.95% 9/14/26 (b)		620,000	600,656
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,345,000	1,326,506
4.5% 9/15/27 (b)		935,000	899,938
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,221,425
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,750,088
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,040,000	1,019,200
5% 1/31/28 (b)		1,040,000	1,006,512
The AES Corp.:
4.875% 5/15/23		9,515,000	9,598,256
5.125% 9/1/27		7,280,000	7,371,000
6% 5/15/26		1,545,000	1,622,250
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,500,000	3,056,527
			136,102,249
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,143,958
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (d)(e)		35,229,000	33,203,333
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (d)(e)		10,345,000	10,241,550
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,367,445
5.8% 2/1/42		6,336,000	7,447,128
5.95% 6/15/41		11,832,000	14,391,344
6.8% 1/15/19		1,039,000	1,074,693
Puget Energy, Inc.:
6% 9/1/21		15,565,000	16,946,165
6.5% 12/15/20		5,125,000	5,609,213
Sempra Energy:
2.875% 10/1/22		5,760,000	5,661,800
6% 10/15/39		15,009,000	18,503,866
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,177,000	1,281,576
5% 1/20/26 (b)		6,960,000	5,988,384
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (d)(e)		3,860,000	3,763,500
			150,623,955
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(d)	GBP	2,375,000	3,281,924
TOTAL UTILITIES			600,036,921

TOTAL NONCONVERTIBLE BONDS			9,561,105,751

TOTAL CORPORATE BONDS
(Cost $9,434,844,883)			9,576,664,814

U.S. Government and Government Agency Obligations - 41.1%
U.S. Treasury Inflation-Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$235,550,250	$222,752,230
0.875% 2/15/47		170,775,097	166,030,818
1% 2/15/46		147,095,993	147,775,144
1.375% 2/15/44		140,134,694	153,090,944
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		171,581,004	166,981,046
0.125% 7/15/26		197,567,166	188,704,094
0.25% 1/15/25		78,062,250	75,975,464
0.375% 7/15/25		412,385,136	404,947,621
0.375% 1/15/27		404,607,253	391,944,500
0.375% 7/15/27		151,168,500	146,554,982
0.625% 1/15/26		207,502,000	206,393,581

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,271,150,424

U.S. Treasury Obligations - 33.9%
U.S. Treasury Bonds:
2.5% 2/15/45		2,580,000	2,284,812
2.5% 2/15/46		2,072,000	1,828,135
2.75% 11/15/47		286,780,000	265,697,191
3% 5/15/45		145,382,000	142,048,436
3% 11/15/45		207,323,000	202,431,473
3% 2/15/47		658,626,000	642,237,534
3% 5/15/47		103,797,000	101,169,638
3% 2/15/48		6,295,000	6,139,838
5% 5/15/37		620,000	800,866
U.S. Treasury Notes:
0.75% 8/31/18		5,500,000	5,468,203
1.125% 6/30/21		1,125,000	1,076,045
1.25% 3/31/21		1,180,775,000	1,138,894,387
1.25% 10/31/21		453,470,000	433,187,847
1.375% 4/30/21		334,800,000	323,735,905
1.5% 5/15/20		308,760,000	303,368,760
1.5% 8/15/26		218,742,000	196,320,945
1.625% 7/31/20		7,093,000	6,973,583
1.625% 5/15/26		25,000,000	22,750,000
1.75% 12/31/20		600,000,000	589,265,628
1.75% 6/30/22		952,845,000	919,458,207
1.875% 3/31/22		1,455,761,000	1,415,841,204
1.875% 7/31/22		903,426,000	875,476,258
1.875% 9/30/22		67,650,000	65,448,733
2% 12/31/21		906,934,000	888,511,903
2% 4/30/24		25,000,000	23,928,711
2% 11/15/26		11,480,000	10,706,894
2.125% 12/31/22		368,686,000	360,001,716
2.125% 7/31/24		649,329,000	624,700,152
2.125% 11/30/24		424,340,000	406,918,853
2.25% 12/31/24		618,783,000	597,778,219
2.25% 11/15/27		192,640,000	182,278,075

TOTAL U.S. TREASURY OBLIGATIONS			10,756,728,151

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,434,640,595)			13,027,878,575

U.S. Government Agency - Mortgage Securities - 17.3%
Fannie Mae - 9.3%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (d)(e)		57,322	59,348
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (d)(e)		26,487	27,427
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (d)(e)		91,196	94,246
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (d)(e)		16,188	16,790
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (d)(e)		71,760	74,659
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)		24,859	25,827
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (d)(e)		118,256	124,151
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (d)(e)		62,037	64,355
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (d)(e)		47,641	49,611
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (d)(e)		32,237	33,517
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (d)(e)		50,199	51,651
12 month U.S. LIBOR + 1.718% 3.429% 5/1/35 (d)(e)		147,194	153,272
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (d)(e)		192,623	198,344
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (d)(e)		48,021	50,608
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (d)(e)		232,578	239,535
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (d)(e)		59,048	60,719
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (d)(e)		530,575	553,037
12 month U.S. LIBOR + 1.788% 3.444% 2/1/36 (d)(e)		180,231	185,591
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (d)(e)		867,076	900,051
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (d)(e)		173,614	182,989
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (d)(e)		102,932	106,164
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (d)(e)		5,892,241	6,164,575
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (d)(e)		960,348	995,460
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (d)(e)		100,102	103,184
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (d)(e)		133,064	139,676
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (d)(e)		193,062	202,327
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (d)(e)		92,702	97,541
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (d)(e)		68,918	71,209
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (d)(e)		65,866	69,503
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (d)(e)		1,269	1,310
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (d)(e)		1,193	1,220
6 month U.S. LIBOR + 1.505% 3.031% 1/1/35 (d)(e)		172,936	177,592
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (d)(e)		754	773
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (d)(e)		30,703	31,548
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (d)(e)		15,249	15,675
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (d)(e)		11,644	11,981
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (d)(e)		13,963	14,229
6 month U.S. LIBOR + 1.740% 3.316% 12/1/34 (d)(e)		3,625	3,781
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (d)(e)		25,281	26,425
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.078% 10/1/33 (d)(e)		266,874	277,548
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)		36,397	38,425
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (d)(e)		198,941	210,123
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (d)(e)		65,978	69,171
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.537% 7/1/34 (d)(e)		146,287	155,040
2.5% 10/1/30 to 8/1/43		16,402,207	15,519,614
3% 3/1/25 to 2/1/47		516,078,142	505,824,549
3% 3/1/33 (h)		53,050,000	52,820,294
3% 3/1/33 (h)		300,000	298,701
3% 3/1/33 (h)		14,900,000	14,835,483
3% 3/1/33 (h)		5,950,000	5,924,237
3% 3/1/33 (h)		22,600,000	22,502,142
3% 3/1/33 (h)		19,150,000	19,067,081
3% 3/1/33 (h)		113,700,000	113,207,679
3% 3/1/48 (h)		104,500,000	101,264,262
3% 3/1/48 (h)		61,600,000	59,692,618
3% 3/1/48 (h)		20,650,000	20,010,593
3.5% 3/1/25 to 10/1/56		561,317,484	564,176,613
3.5% 3/1/48 (h)		160,000,000	159,707,536
3.5% 3/1/48 (h)		65,000,000	64,881,187
3.5% 3/1/48 (h)		28,200,000	28,148,453
3.5% 3/1/48 (h)		28,300,000	28,248,270
4% 9/1/24 to 10/1/46		287,421,828	296,615,672
4% 3/1/48 (h)		50,400,000	51,628,500
4% 3/1/48 (h)		35,900,000	36,775,063
4% 3/1/48 (h)		38,500,000	39,438,438
4% 3/1/48 (h)		48,800,000	49,989,500
4% 3/1/48 (h)		46,950,000	48,094,406
4% 4/1/48 (h)		209,550,000	214,313,994
4.5% 6/1/33 to 8/1/56		100,514,826	106,184,227
5% 3/1/18 to 8/1/56		191,611,636	206,461,512
5.255% 8/1/41		2,143,800	2,288,457
5.5% 3/1/18 to 5/1/44		47,510,497	52,238,933
6% 7/1/19 to 1/1/42		14,941,359	16,603,106
6.309% 2/1/39		3,384,349	3,666,765
6.5% 4/1/18 to 8/1/39		24,608,047	27,513,965
7% 9/1/21 to 7/1/37		1,112,620	1,251,831
7.5% 6/1/25 to 2/1/32		494,154	560,331
8% 7/1/29 to 3/1/37		11,952	14,060
8.5% 12/1/19 to 6/1/22		238	256
9.5% 6/1/18 to 9/1/21		1,963	2,015

TOTAL FANNIE MAE			2,941,900,551

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (d)(e)		50,771	52,078
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (d)(e)		16,145	16,560
12 month U.S. LIBOR + 1.375% 3.117% 3/1/36 (d)(e)		133,564	137,343
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (d)(e)		111,865	114,281
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (d)(e)		40,692	41,531
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (d)(e)		727,883	763,143
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (d)(e)		3,090,034	3,213,591
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (d)(e)		980,120	1,025,593
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (d)(e)		35,447	37,051
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (d)(e)		79,634	83,578
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (d)(e)		878,243	918,355
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (d)(e)		87,546	90,486
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (d)(e)		105,106	108,231
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (d)(e)		107,222	112,599
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (d)(e)		105,912	111,701
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (d)(e)		145,204	152,789
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (d)(e)		133,770	140,688
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (d)(e)		20,217	21,243
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (d)(e)		108,684	113,821
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (d)(e)		56,271	59,437
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (d)(e)		1,763	1,845
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (d)(e)		109,608	115,874
6 month U.S. LIBOR + 1.125% 2.7% 8/1/37 (d)(e)		33,351	33,672
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (d)(e)		35,982	36,725
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (d)(e)		51,068	51,997
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (d)(e)		135,025	139,367
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (d)(e)		27,891	28,844
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (d)(e)		51,577	53,386
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (d)(e)		25,712	26,505
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (d)(e)		176,456	180,869
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (d)(e)		115,732	120,480
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (d)(e)		23,362	24,416
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (d)(e)		59,218	60,987
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (d)(e)		38,687	40,521
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (d)(e)		104,174	110,535
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (d)(e)		158,203	164,375
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.206% 6/1/33 (d)(e)		385,186	405,829
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.504% 3/1/35 (d)(e)		682,639	722,353
2.5% 7/1/31		5,924,413	5,797,870
3% 2/1/32 to 2/1/47		338,275,274	329,521,047
3.5% 1/1/32 to 12/1/47 (i)(j)		436,480,964	439,772,691
4% 7/1/31 to 6/1/47		258,301,031	266,777,186
4% 3/1/48 (h)		2,600,000	2,663,883
4% 4/1/48 (h)		2,600,000	2,659,516
4.5% 6/1/25 to 1/1/45		19,604,402	20,724,478
5% 6/1/20 to 7/1/41		20,258,374	21,993,052
5.5% 5/1/18 to 3/1/41		7,251,310	7,944,920
6% 2/1/19 to 12/1/37		2,148,459	2,390,234
6.5% 7/1/21 to 9/1/39		2,857,924	3,186,375
7% 6/1/21 to 9/1/36		1,024,971	1,158,406
7.5% 1/1/27 to 4/1/32		20,753	23,687
8% 7/1/24 to 1/1/37		32,544	37,693
8.5% 9/1/19 to 1/1/28		26,254	29,697
9% 10/1/20		15	15
9.5% 5/1/21 to 7/1/21		49	50
10% 2/1/20 to 11/1/20		37	38
11% 7/1/19 to 9/1/20		9	9

TOTAL FREDDIE MAC			1,114,313,526

Ginnie Mae - 4.5%
3.5% 11/15/40 to 1/20/48 (i)		484,398,444	488,569,302
4% 5/20/33 to 1/20/48		224,931,348	232,269,709
4.5% 6/20/33 to 8/15/41		49,492,705	52,345,120
5% 12/15/32 to 9/15/41		21,398,365	23,176,185
5.5% 7/15/33 to 9/15/39		1,717,440	1,899,194
6% 10/15/30 to 11/15/39		506,328	566,281
7% 10/15/22 to 3/15/33		1,028,721	1,176,827
7.5% 11/15/21 to 9/15/31		445,573	500,838
8% 11/15/21 to 11/15/29		137,933	153,708
8.5% 10/15/21 to 1/15/31		27,151	31,283
9% 9/15/19 to 1/15/23		619	655
9.5% 12/15/20 to 3/15/23		240	254
3% 5/20/42 to 4/20/47		286,127,066	280,452,210
3% 3/1/48 (h)		79,550,000	77,783,330
3.5% 3/1/48 (h)		60,000,000	60,344,262
3.5% 3/1/48 (h)		50,350,000	50,638,893
4.5% 3/1/48 (h)		73,700,000	76,658,016
4.5% 4/1/48 (h)		34,500,000	35,842,913
4.5% 4/1/48 (h)		39,200,000	40,725,860
6.5% 3/20/31 to 6/15/37		308,162	349,598
11% 9/20/19		211	220

TOTAL GINNIE MAE			1,423,484,658

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,596,425,522)			5,479,698,735

Asset-Backed Securities - 1.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$23,934,703	$23,934,667
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (d)(e)		664,344	669,584
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (d)(e)		183,174	187,121
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.0875% 6/15/32 (b)(d)(e)(g)		2,769,731	1,693,181
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	163,015
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	481,091
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	646,295
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,086,515
Class XS, 0% 10/17/45 (b)(d)(g)(k)		683,519	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (d)(e)		31,366	31,126
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (d)(e)		89,819	84,198
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (d)(e)		46,970	45,958
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (d)(e)		410,612	417,519
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (d)(e)		1,122,875	1,152,384
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (d)(e)		1,071,115	411,785
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (d)(e)		1,297,829	1,270,811
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (d)(e)		18,318	7,512
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		1,533,333	1,533,339
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		43,010,344	43,867,153
Class AA, 4.213% 12/16/41 (b)		9,591,688	9,398,289
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		13,098,454	13,041,169
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (d)(e)		1,802,588	1,520,964
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9707% 10/25/37 (b)(d)(e)		18,204,215	18,294,648
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (b)		1,344,227	1,344,431
Series 2017-P1 Class A, 2.54% 9/15/23 (b)		3,746,443	3,740,405
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)		13,362,853	13,359,476
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (d)(e)		3,192	3,334
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (d)(e)		51,103	49,095
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (d)(e)		73,864	74,749
Series 2004-7 Class AF5, 5.868% 1/25/35		962,875	973,246
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.5507% 8/25/35 (d)(e)		1,781,294	1,786,150
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (d)(e)		32,929	32,411
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,324,580	17,138,329
Class A2II, 4.03% 11/20/47 (b)		29,350,440	29,387,788
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		141,639	145,054
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.11% 6/15/21 (b)		9,680,635	9,657,838
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (d)(e)		38,916	37,768
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (d)(e)		2,512	2,251
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		2,239,933	2,240,390
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (d)(e)		948,695	941,524
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (d)(e)		347,133	296,634
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (b)(d)(e)		252,874	244,539
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (b)(d)(e)		368,753	361,715
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (b)(d)(e)		133,205	130,477
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (b)(d)(e)		221,381	206,853
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (b)(d)(e)		84,065	77,373
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,715
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (d)(e)		200,975	203,267
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (d)(e)		311,943	314,423
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.24% 7/17/34 (b)(d)(e)		229,000	233,615
Class F, 1 month U.S. LIBOR + 3.539% 5.129% 7/17/34 (b)(d)(e)		332,000	339,226
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (d)(e)		1,403,095	1,035,202
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.74% 6/17/32 (b)(d)(e)		485,000	487,219
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.7832% 3/17/32 (b)(d)(e)		624,000	625,816
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 3.84% 12/17/36 (b)(d)(e)		525,000	534,967
Class F, 1 month U.S. LIBOR + 3.000% 4.59% 12/17/36 (b)(d)(e)		441,000	449,967
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.611% 3/17/37 (b)(d)(e)		672,000	679,278
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (d)(e)		3,243,000	2,397,843
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1 month U.S. LIBOR + 0.160% 1.7807% 11/25/36 (d)(e)		3,853,089	1,779,838
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (d)(e)		271,000	82,095
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (d)(e)		81,623	78,766
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (d)(e)		124,390	123,952
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.9107% 8/25/36 (d)(e)		12,490,396	12,489,083
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (d)(e)		2,687	1,658
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (d)(e)		1,052,436	1,021,554
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (d)(e)		57,368	55,685
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.7957% 7/25/34 (d)(e)		11,965	11,842
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (d)(e)		13,754	13,637
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (d)(e)		101,204	97,345
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (d)(e)		98,943	3,629
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		15,338,071	15,274,709
Series 2017-2A Class A1, 2.12% 9/25/27 (b)		24,276,718	24,186,700
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (b)(d)(e)		3,513,000	3,535,106
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (d)(e)		1,426,957	1,418,001
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (d)(e)		450,894	457,768
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (d)(e)		683,353	616,422
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (d)(e)		1,475,804	1,473,958
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	176,632
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	164,401
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(e)		134,000	134,893
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		384,000	383,880
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (d)(e)		60,269	60,247
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.19% 1/17/35 (b)(d)(e)		1,040,000	1,056,046
Class F, 1 month U.S. LIBOR + 3.400% 4.99% 1/17/35 (b)(d)(e)		903,000	902,975
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (d)(e)		31,675	31,138
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (d)(e)		28,819	27,765
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		24,454,768	24,649,452
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (b)(d)(e)(g)		2,573,000	1,358,639
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,107,881
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)		198,000	199,538
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	507,580
Class F, 5.769% 11/17/33 (b)		456,000	472,205
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		574,000	574,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.1664% 11/21/40 (b)(d)(e)		305,000	283,803
TOTAL ASSET-BACKED SECURITIES
(Cost $295,195,553)			304,290,522

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.6921% 6/27/36 (b)(d)(e)		8,874,710	8,736,871
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6731% 12/26/35 (b)(d)		988,831	990,016
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.7011% 7/26/36 (b)(d)		1,499,327	1,464,472
Series 2013-RR4 Class 2A1, 3.761% 5/26/47 (b)(d)		1,865,700	1,872,777
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (d)(e)		408,345	410,125
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		6,785,380	6,729,330
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7416% 1/25/37 (b)(d)		2,038,877	2,078,100
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		5,998,848	6,019,281
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.8321% 5/27/37 (b)(d)(e)		7,422,975	7,202,517
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (b)(d)(e)		700,952	685,706
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (b)(d)		933,731	933,623
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (d)		303,912	311,382
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		14,766,734	14,667,593
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,338,351	16,756,620
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3637% 12/25/46 (b)(d)		910,000	943,959
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(d)		1,000,000	1,046,686
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.1565% 3/25/37 (d)		512,815	512,707
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.7672% 6/21/36 (b)(d)(e)		4,814,911	4,753,528
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (d)		696,686	674,556
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (d)(e)		1,340,405	1,315,496
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5335% 3/26/37 (b)(d)		751,813	750,588
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (d)(e)		362,020	358,413
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.3328% 7/26/45 (b)(d)		7,794,860	7,881,444
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (b)(d)(e)		184,397	146,896
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (b)(d)(e)		41,114	27,535
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (d)(e)		16,752	16,561
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (d)		52,321	52,688
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (d)(e)		7,143,954	6,906,200
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.7231% 1/25/35 (d)		1,498,048	1,512,043
Series 2005-AR10 Class 2A15, 3.5661% 6/25/35 (d)		8,197,246	8,376,803
Series 2005-AR2:
Class 1A2, 3.5392% 3/25/35 (d)		1,015,637	1,017,767
Class 3A1, 3.6387% 3/25/35 (d)		13,400,547	13,624,618
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5053% 6/27/36 (b)(d)		717,298	717,630
Class 2A1, 3.4585% 6/27/36 (b)(d)		1,088,949	1,084,753

TOTAL PRIVATE SPONSOR			120,579,284

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4207% 2/25/32 (d)(e)		20,139	20,474
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.59% 3/18/32 (d)(e)		35,625	36,285
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (d)(e)		43,539	44,480
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6207% 10/25/32 (d)(e)		56,889	58,102
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3707% 1/25/32 (d)(e)		20,183	20,503
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (d)(k)(l)		664,863	141,082
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0593% 11/25/36 (d)(k)(l)		503,477	79,058
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		22,719	23,924
Series 1993-207 Class H, 6.5% 11/25/23		327,187	349,763
Series 1996-28 Class PK, 6.5% 7/25/25		107,122	114,819
Series 1999-17 Class PG, 6% 4/25/29		314,161	339,533
Series 1999-32 Class PL, 6% 7/25/29		290,227	314,010
Series 1999-33 Class PK, 6% 7/25/29		217,332	235,415
Series 2001-52 Class YZ, 6.5% 10/25/31		25,558	28,555
Series 2003-28 Class KG, 5.5% 4/25/23		185,536	194,060
Series 2005-102 Class CO 11/25/35 (m)		165,549	145,140
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (d)(l)		55,574	64,818
Series 2005-81 Class PC, 5.5% 9/25/35		401,639	428,406
Series 2006-12 Class BO 10/25/35 (m)		743,102	652,094
Series 2006-37 Class OW 5/25/36 (m)		70,102	59,282
Series 2006-45 Class OP 6/25/36 (m)		226,630	192,210
Series 2006-62 Class KP 4/25/36 (m)		357,258	303,103
Series 2012-149:
Class DA, 1.75% 1/25/43		8,300,032	7,937,781
Class GA, 1.75% 6/25/42		8,177,246	7,805,516
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		66,122	74,245
Series 1999-25 Class Z, 6% 6/25/29		227,851	248,150
Series 2001-20 Class Z, 6% 5/25/31		332,996	363,308
Series 2001-31 Class ZC, 6.5% 7/25/31		169,737	187,966
Series 2002-16 Class ZD, 6.5% 4/25/32		89,265	99,791
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (d)(k)(l)		434,785	58,957
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		2,022,012	206,382
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (d)(k)(l)		319,774	58,127
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (d)(k)(l)		194,859	30,567
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (d)(l)		14,087	16,504
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (d)(k)(l)		47,374	8,426
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (d)(k)(l)		333	1
Series 2005-72 Class ZC, 5.5% 8/25/35		2,462,559	2,628,791
Series 2005-79 Class ZC, 5.9% 9/25/35		1,559,500	1,733,201
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (d)(l)		161,875	294,642
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (d)(l)		243,132	437,363
Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (d)(l)		100,974	162,845
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.9243% 8/25/37 (d)(k)(l)		7,247,543	1,112,027
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (d)(k)(l)		1,298,528	186,663
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (d)(k)(l)		20	0
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		6,089	151
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		67,578	2,359
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		92,776	2,993
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7393% 6/25/21 (d)(k)(l)		50,797	1,179
Series 2010-12 Class AI, 5% 12/25/18 (k)		33,729	164
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (d)(k)(l)		1,206,807	160,531
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,086,899	110,902
Series 2010-150 Class ZC, 4.75% 1/25/41		5,407,537	5,785,605
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		38,649	962
Series 2010-23:
Class AI, 5% 12/25/18 (k)		8,216	60
Class HI, 4.5% 10/25/18 (k)		18,874	149
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		40,179	271
Series 2010-95 Class ZC, 5% 9/25/40		10,952,982	11,858,980
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		270,230	12,757
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (d)(k)(l)		3,152,311	438,431
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (d)(k)(l)		3,257,728	507,197
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (d)(k)(l)		2,691,703	332,837
Series 2011-39 Class ZA, 6% 11/25/32		874,098	965,640
Series 2011-4 Class PZ, 5% 2/25/41		2,309,122	2,571,532
Series 2011-67 Class AI, 4% 7/25/26 (k)		339,899	31,267
Series 2011-83 Class DI, 6% 9/25/26 (k)		443,591	39,272
Series 2012-100 Class WI, 3% 9/25/27 (k)		5,427,503	517,635
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (d)(k)(l)		1,788,022	210,598
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (d)(k)(l)		8,106,114	1,467,255
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (d)(k)(l)		2,375,384	323,701
Series 2013-133 Class IB, 3% 4/25/32 (k)		3,436,343	328,584
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (d)(k)(l)		1,798,340	272,351
Series 2013-51 Class GI, 3% 10/25/32 (k)		5,119,640	514,299
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (d)(k)(l)		1,041,615	166,131
Series 2015-42:
Class IL, 6% 6/25/45 (k)		7,733,022	1,852,838
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (d)(k)(l)		12,901,063	1,745,851
Series 2015-70 Class JC, 3% 10/25/45		6,656,986	6,618,951
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (d)(k)(l)		15,036,610	2,171,356
Series 2017-30 Class AI, 5.5% 5/25/47		4,031,994	943,163
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (k)		256	1
Class 5, 5.5% 7/25/33 (k)		185,214	40,799
Series 343 Class 16, 5.5% 5/25/34 (k)		159,587	28,416
Series 348 Class 14, 6.5% 8/25/34 (d)(k)		114,418	26,353
Series 351:
Class 12, 5.5% 4/25/34 (d)(k)		72,605	14,178
Class 13, 6% 3/25/34 (k)		99,395	19,504
Series 359 Class 19, 6% 7/25/35 (d)(k)		61,469	11,570
Series 384 Class 6, 5% 7/25/37 (k)		792,467	156,178
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.3875% 1/15/32 (d)(e)		16,122	16,389
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (d)(e)		21,872	22,290
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.5875% 3/15/32 (d)(e)		23,527	24,017
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.4875% 6/15/31 (d)(e)		41,776	42,532
Class FG, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (d)(e)		12,732	12,970
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.8375% 5/15/37 (d)(e)		934,808	933,591
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		666,785	566,416
Series 2095 Class PE, 6% 11/15/28		347,240	376,484
Series 2101 Class PD, 6% 11/15/28		31,284	33,112
Series 2121 Class MG, 6% 2/15/29		142,915	154,959
Series 2131 Class BG, 6% 3/15/29		974,477	1,058,194
Series 2137 Class PG, 6% 3/15/29		155,121	167,350
Series 2154 Class PT, 6% 5/15/29		247,377	268,754
Series 2162 Class PH, 6% 6/15/29		58,378	62,603
Series 2520 Class BE, 6% 11/15/32		321,050	354,872
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (d)(k)(l)		15,004	974
Series 2693 Class MD, 5.5% 10/15/33		3,735,598	4,070,238
Series 2802 Class OB, 6% 5/15/34		539,070	577,903
Series 2937 Class KC, 4.5% 2/15/20		226,290	228,064
Series 2962 Class BE, 4.5% 4/15/20		376,650	382,270
Series 3002 Class NE, 5% 7/15/35		885,206	937,425
Series 3110 Class OP 9/15/35 (m)		412,118	370,788
Series 3119 Class PO 2/15/36 (m)		779,948	660,211
Series 3121 Class KO 3/15/36 (m)		137,369	117,308
Series 3123 Class LO 3/15/36 (m)		430,684	365,771
Series 3145 Class GO 4/15/36 (m)		417,447	355,001
Series 3189 Class PD, 6% 7/15/36		801,755	892,596
Series 3225 Class EO 10/15/36 (m)		244,781	207,656
Series 3258 Class PM, 5.5% 12/15/36		407,850	436,283
Series 3415 Class PC, 5% 12/15/37		310,898	330,846
Series 3786 Class HI, 4% 3/15/38 (k)		1,017,996	82,748
Series 3806 Class UP, 4.5% 2/15/41		2,414,467	2,505,362
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,542,509
Series 4135 Class AB, 1.75% 6/15/42		6,111,850	5,839,288
sequential payer:
Series 2135 Class JE, 6% 3/15/29		71,321	77,479
Series 2274 Class ZM, 6.5% 1/15/31		81,760	90,363
Series 2281 Class ZB, 6% 3/15/30		193,435	204,311
Series 2303 Class ZV, 6% 4/15/31		80,823	87,984
Series 2357 Class ZB, 6.5% 9/15/31		598,312	668,782
Series 2502 Class ZC, 6% 9/15/32		163,249	179,822
Series 2519 Class ZD, 5.5% 11/15/32		262,096	275,495
Series 2546 Class MJ, 5.5% 3/15/23		113,978	118,036
Series 2601 Class TB, 5.5% 4/15/23		54,477	57,224
Series 2998 Class LY, 5.5% 7/15/25		165,607	174,868
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,854,365
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (d)(k)(l)		284,773	48,821
Series 2013-4281 Class AI, 4% 12/15/28 (k)		3,411,752	289,957
Series 2017-4683 Class LM, 3% 5/15/47		8,972,578	8,938,714
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (d)(l)		6,335	8,551
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (d)(l)		9,320	15,519
Series 2933 Class ZM, 5.75% 2/15/35		2,921,423	3,297,204
Series 2935 Class ZK, 5.5% 2/15/35		3,643,269	3,982,631
Series 2947 Class XZ, 6% 3/15/35		1,063,809	1,158,373
Series 2996 Class ZD, 5.5% 6/15/35		2,366,776	2,628,966
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (d)(k)(l)		402,196	66,712
Series 3237 Class C, 5.5% 11/15/36		3,318,748	3,639,754
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (d)(k)(l)		962,470	157,515
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (d)(k)(l)		2,262,661	341,550
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (d)(k)(l)		1,426,247	248,544
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (d)(k)(l)		2,175,728	389,324
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (d)(k)(l)		689,534	102,702
Series 3772 Class BI, 4.5% 10/15/18 (k)		63,345	496
Series 3949 Class MK, 4.5% 10/15/34		631,458	658,068
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (d)(k)(l)		3,494,968	469,912
Class YI, 3% 11/15/21 (k)		1,502,936	58,774
Series 4055 Class BI, 3.5% 5/15/31 (k)		3,150,990	345,781
Series 4149 Class IO, 3% 1/15/33 (k)		2,223,201	282,975
Series 4314 Class AI, 5% 3/15/34 (k)		1,098,584	115,287
Series 4427 Class LI, 3.5% 2/15/34 (k)		5,804,485	780,666
Series 4471 Class PA 4% 12/15/40		7,463,955	7,643,210
target amortization class Series 2156 Class TC, 6.25% 5/15/29		183,294	194,641
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/24 (d)(e)		73,743	74,530
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		125,565	136,196
Series 2056 Class Z, 6% 5/15/28		275,622	298,619
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,467,209	7,728,682
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (d)(k)(l)		422,624	74,103
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1138% 3/20/60 (d)(e)(n)		5,451,488	5,469,234
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (d)(e)(n)		623,537	621,839
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (d)(e)(n)		754,119	751,572
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (d)(e)(n)		860,357	857,416
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (d)(e)(n)		1,539,467	1,537,702
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (d)(e)(n)		2,401,332	2,406,208
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (d)(e)(n)		4,832,731	4,840,817
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (d)(e)(n)		6,345,020	6,354,321
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (d)(e)(n)		2,121,639	2,125,999
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(n)		2,485,580	2,491,585
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (d)(e)(n)		2,329,356	2,334,464
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (d)(e)(n)		2,964,997	2,972,871
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (d)(e)(n)		5,809,923	5,836,881
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (d)(e)(n)		2,852,489	2,874,380
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (d)(e)(n)		1,897,259	1,911,164
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (d)(e)(n)		2,733,255	2,748,778
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (d)(e)(n)		1,689,787	1,699,034
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (d)(e)(n)		2,289,349	2,293,787
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.8994% 10/20/62 (d)(e)(n)		1,503,629	1,507,742
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.9094% 7/20/60 (d)(e)(n)		4,432,296	4,442,138
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.7394% 3/20/63 (d)(e)(n)		2,392,037	2,387,815
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (d)(e)(n)		2,750,755	2,763,574
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.1618% 12/20/63 (d)(e)(n)		7,397,477	7,437,162
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.0618% 6/20/64 (d)(e)(n)		10,961,021	10,986,273
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/64 (d)(e)(n)		34,539,316	34,622,269
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (d)(e)(n)		10,122,466	10,132,472
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		351,326	384,008
Series 1997-8 Class PE, 7.5% 5/16/27		151,327	171,591
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (d)(l)		5,680,000	5,868,770
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		714,509	85,509
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,352,609	1,447,489
Series 2010-160 Class DY, 4% 12/20/40		16,137,413	16,683,336
Series 2010-170 Class B, 4% 12/20/40		3,649,890	3,773,333
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (d)(k)(l)		229,664	34,482
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (d)(k)(l)		277,608	52,313
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.6712% 6/16/37 (d)(l)		16,996	28,118
Series 2010-116 Class QB, 4% 9/16/40		34,128,659	35,233,438
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 5/20/60 (d)(e)(n)		2,018,300	2,012,968
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.5388% 7/20/41 (d)(k)(l)		1,409,888	210,515
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (d)(k)(l)		882,626	139,978
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (d)(l)		2,294,538	2,351,217
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (d)(l)		6,369,770	6,601,525
Series 2013-149 Class MA, 2.5% 5/20/40		19,602,395	19,119,731
Series 2014-2 Class BA, 3% 1/20/44		15,998,622	15,809,006
Series 2014-21 Class HA, 3% 2/20/44		7,304,331	7,225,986
Series 2014-25 Class HC, 3% 2/20/44		10,349,933	10,203,901
Series 2014-5 Class A, 3% 1/20/44		9,689,540	9,575,476
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		22,184,094	22,119,429
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		20,412,281	20,350,411
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		4,163,611	4,154,344
Class JA, 2.5% 6/20/65 (n)		18,985,862	18,932,595
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (d)(e)(n)		24,063,842	24,127,662

TOTAL U.S. GOVERNMENT AGENCY			494,817,228

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $623,560,526)			615,396,512

Commercial Mortgage Securities - 1.8%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.3865% 9/15/34 (b)(d)(e)		1,242,000	1,235,762
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	194,913
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	129,004
Series 1997-D5 Class PS1, 1.8371% 2/14/43 (d)(k)		44,756	383
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)		1,340,110	1,340,774
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		767,000	716,487
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,058,831
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	594,129
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	717,243
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		957,000	948,941
Class D, 3.25% 2/15/50 (b)		667,000	527,269
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9953% 7/15/49 (d)(k)		45,866,901	4,769,681
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,201,978	4,219,549
Class E, 4.2844% 9/10/28 (b)(d)		1,786,000	1,714,102
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (b)(d)(e)		18,755	18,695
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (b)(d)(e)		533,873	500,491
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (b)(d)(e)		23,977	18,663
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (b)(d)(e)		172,217	160,357
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (b)(d)(e)		51,665	47,708
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (b)(d)(e)		75,453	69,060
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (b)(d)(e)		41,730	38,297
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (b)(d)(e)		41,730	31,798
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (b)(d)(e)		44,321	34,002
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (b)(d)(e)		23,330	18,782
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (b)(d)(e)		343,368	319,394
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (b)(d)(e)		360,230	344,112
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (b)(d)(e)		336,586	318,419
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (b)(d)(e)		118,190	106,655
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (b)(d)(e)		64,584	56,672
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (b)(d)(e)		52,526	41,607
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (b)(d)(e)		323,618	302,168
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (b)(d)(e)		70,287	66,591
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (b)(d)(e)		75,335	70,601
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (b)(d)(e)		118,709	102,178
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (b)(d)(e)		186,391	155,577
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (b)(d)(e)		71,541	55,725
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(g)(k)		3,584,120	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		1,000,000	917,757
Class E, 3.6089% 8/14/36 (b)(d)		1,000,000	871,624
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		546,250	546,987
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		1,000,000	969,822
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (b)(d)(e)		1,253,000	1,259,648
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.061% 6/15/35 (b)(e)		836,000	838,592
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		606,000	581,009
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,380,272
Class D, 3.25% 2/10/50 (b)		1,259,000	1,004,920
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7537% 12/15/47 (b)(d)		750,000	808,648
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		435,090	413,963
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		156,667	147,845
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(d)(e)		435,090	416,523
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		162,000	161,307
Class F, 3.7859% 4/10/28 (b)(d)		1,133,000	1,116,990
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.0595% 5/15/30 (b)(d)(e)		260,000	261,457
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.8095% 5/15/30 (b)(d)(e)		134,000	133,825
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		57,754	58,753
Series 1998-2 Class J, 6.39% 11/18/30 (b)		186,544	183,345
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,205,000	1,136,261
Series 2013-GC15 Class D, 5.0987% 9/10/46 (b)(d)		1,927,000	1,826,260
Series 2015-GC29 Class XA, 1.1526% 4/10/48 (d)(k)		66,339,943	3,746,475
Series 2015-GC33 Class XA, 0.9596% 9/10/58 (d)(k)		92,077,832	5,134,131
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (b)(d)(e)		693,000	696,491
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,085,790
Series 2016-P6 Class XA, 0.8303% 12/10/49 (d)(k)		83,087,022	3,812,431
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,406,000	1,396,656
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.7025% 8/13/27 (b)(d)(e)		735,000	744,011
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,055,531
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (d)		850,000	882,968
Class D, 5.3197% 5/15/45 (b)(d)		1,510,000	1,458,645
Class G, 2.462% 5/15/45 (b)		231,000	140,118
Series 2012-CR5 Class D, 4.3253% 12/10/45 (b)(d)		740,000	699,027
Series 2012-LC4:
Class C, 5.6047% 12/10/44 (d)		260,000	264,214
Class D, 5.6047% 12/10/44 (b)(d)		1,437,000	1,281,389
Series 2013-CCRE6 Class E, 4.0668% 3/10/46 (b)(d)		42,000	33,372
Series 2013-CR10:
Class C, 4.7886% 8/10/46 (b)(d)		270,000	271,893
Class D, 4.7886% 8/10/46 (b)(d)		1,578,000	1,366,364
Series 2013-CR12 Class D, 5.0786% 10/10/46 (b)(d)		1,680,000	1,396,259
Series 2013-CR6 Class F, 4.0668% 3/10/46 (b)(d)		418,000	267,555
Series 2013-CR9:
Class C, 4.2539% 7/10/45 (b)(d)		525,000	511,543
Class D, 4.2539% 7/10/45 (b)(d)		252,000	214,154
Series 2013-LC6 Class D, 4.3062% 1/10/46 (b)(d)		1,441,000	1,316,050
Series 2014-CR15 Class D, 4.769% 2/10/47 (b)(d)		258,000	234,395
Series 2014-CR17:
Class D, 4.7985% 5/10/47 (b)(d)		1,292,000	1,087,115
Class E, 4.7985% 5/10/47 (b)(d)		182,000	140,666
Series 2014-CR19 Class XA, 1.22% 8/10/47 (d)(k)		154,962,614	7,449,146
Series 2014-CR20 Class XA, 1.1559% 11/10/47 (d)(k)		125,328,396	6,564,965
Series 2014-LC17 Class XA, 0.9465% 10/10/47 (d)(k)		108,231,032	3,737,564
Series 2014-UBS2 Class D, 5.0145% 3/10/47 (b)(d)		844,000	734,001
Series 2014-UBS4 Class XA, 1.2174% 8/10/47 (d)(k)		112,531,975	5,704,797
Series 2014-UBS6 Class XA, 1.0169% 12/10/47 (d)(k)		152,033,333	6,866,525
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,500,000	1,344,707
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		483,000	471,517
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (d)(k)		154,253,411	8,027,255
Series 2016-CD1 Class D, 2.771% 8/10/49 (b)(d)		1,006,000	770,490
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,024,000	826,644
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5947% 5/10/43 (b)(d)		1,206,747	1,200,849
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	274,312
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,842	706,970
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0306% 11/10/49 (d)		971,000	946,084
Class D, 2.7806% 11/10/49 (d)		508,000	389,247
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.832% 8/15/45 (b)(d)		1,727,000	1,655,692
Class F, 4.25% 8/15/45 (b)		1,418,000	1,142,344
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	315,430
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		625,000	600,708
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		493,000	475,867
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,566,000	1,492,866
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class H, 6% 5/17/40 (b)		90,060	73,478
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		55,002	55,121
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,196,000	1,068,976
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(d)		588,000	558,639
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)		479,000	399,649
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.588% 4/15/29 (b)(d)(e)		1,109,000	1,108,999
Class F, 1 month U.S. LIBOR + 4.750% 6.338% 4/15/29 (b)(d)(e)		989,000	987,576
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.8095% 11/15/33 (b)(d)(e)		968,000	977,272
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		377,000	360,155
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		1,449,000	1,280,878
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (b)(d)		1,810,000	1,872,435
Class F, 5.6978% 11/10/46 (b)(d)		1,560,000	1,504,611
Class G, 4.652% 11/10/46 (b)		1,948,000	1,712,943
Class XB, 0.306% 11/10/46 (b)(d)(k)		20,920,000	172,590
Series 2011-LC3A Class D, 5.3405% 8/10/44 (b)(d)		812,000	836,884
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4938% 9/10/49 (d)		600,000	563,789
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		52,088,846	50,013,319
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (d)(e)		12,900,000	12,912,193
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (d)(e)		26,000,000	26,012,815
pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (d)(k)		1,640,000	109,202
Series K012 Class X3, 2.252% 1/25/41 (d)(k)		1,770,270	105,614
Series K013 Class X3, 2.9089% 1/25/43 (d)(k)		820,000	62,863
Series KAIV Class X2, 3.6147% 6/25/46 (d)(k)		420,000	43,498
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2061% 9/25/45 (b)(d)		1,815,000	1,901,302
Series 2011-K10 Class B, 4.6216% 11/25/49 (b)(d)		500,000	516,230
Series 2011-K11 Class B, 4.4238% 12/25/48 (b)(d)		750,000	772,994
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		18,910,000	18,960,616
Class CFX, 3.3822% 12/15/34 (b)(d)		14,152,000	14,141,331
Class DFX, 3.3822% 12/15/34 (b)(d)		27,804,000	27,711,780
Class EFX, 3.3822% 12/15/34 (b)(d)		1,750,000	1,729,353
Class FFX, 3.3822% 12/15/34 (b)(d)		1,967,000	1,933,872
Class GFX, 3.3822% 12/15/34 (b)(d)		2,314,000	2,268,063
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		1,111,667	1,115,802
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		147,453	141,363
Series 1997-C2 Class G, 6.75% 4/15/29 (d)		17,873	17,874
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	757,645
GP Portfolio Trust Series 2014-GPP:
Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (b)(d)(e)		7,427,286	7,428,763
Class D, 1 month U.S. LIBOR + 3.000% 4.5595% 2/15/27 (b)(d)(e)		291,000	291,064
Class E, 1 month U.S. LIBOR + 4.100% 5.6595% 2/15/27 (b)(d)(e)		378,000	372,315
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		1,323,000	1,298,060
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.051% 8/10/43 (b)(d)		617,000	626,735
Class F, 4% 8/10/43 (b)		327,000	234,405
Class X, 1.377% 8/10/43 (b)(d)(k)		4,746,027	125,093
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.1826% 12/10/43 (b)(d)		720,000	723,650
Class XA, 0.1177% 12/10/43 (b)(d)(k)		3,170,775	10,891
Series 2011-GC3 Class D, 5.6416% 3/10/44 (b)(d)		294,000	302,102
Series 2011-GC5:
Class C, 5.3983% 8/10/44 (b)(d)		1,050,000	1,099,642
Class D, 5.3983% 8/10/44 (b)(d)		1,500,000	1,443,624
Class E, 5.3983% 8/10/44 (b)(d)		711,000	576,023
Class F, 4.5% 8/10/44 (b)		1,209,000	617,579
Series 2012-GC6:
Class D, 5.6521% 1/10/45 (b)(d)		1,156,000	1,096,984
Class E, 5% 1/10/45 (b)(d)		412,000	351,121
Series 2012-GC6I Class F, 5% 1/10/45 (d)		390,000	260,823
Series 2012-GCJ7:
Class C, 5.6977% 5/10/45 (d)		630,000	651,438
Class D, 5.6977% 5/10/45 (b)(d)		2,204,000	2,123,212
Class E, 5% 5/10/45 (b)		1,311,000	1,063,776
Class F, 5% 5/10/45 (b)		2,079,000	1,146,462
Series 2012-GCJ9:
Class D, 4.7489% 11/10/45 (b)(d)		2,119,000	2,023,570
Class E, 4.7489% 11/10/45 (b)(d)		1,290,000	1,132,939
Series 2013-GC10 Class D, 4.4112% 2/10/46 (b)(d)		920,000	865,382
Series 2013-GC12:
Class D, 4.4423% 6/10/46 (b)(d)		219,000	186,801
Class XA, 1.5229% 6/10/46 (d)(k)		29,591,814	1,615,503
Series 2013-GC13 Class D, 4.0897% 7/10/46 (b)(d)		1,858,000	1,697,189
Series 2013-GC16:
Class C, 5.3272% 11/10/46 (d)		662,844	669,562
Class D, 5.3272% 11/10/46 (b)(d)		1,009,000	948,605
Class F, 3.5% 11/10/46 (b)		999,000	707,730
Series 2014-GC20 Class XA, 1.0046% 4/10/47 (d)(k)		180,321,462	8,582,652
Series 2015-GC34 Class XA, 1.3559% 10/10/48 (d)(k)		29,147,286	2,194,490
Series 2016-GS2 Class C, 4.5293% 5/10/49 (d)		699,000	718,259
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,363,738
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	704,552
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,091,007
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		1,452,000	1,433,938
Class F, 4.0667% 2/10/29 (b)(d)		1,520,000	1,407,769
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	868,571
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,702,000	1,479,666
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		1,344,000	1,342,045
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.7095% 6/15/34 (b)(d)(e)		564,000	564,886
Class FFL, 1 month U.S. LIBOR + 2.850% 4.4095% 6/15/34 (b)(d)(e)		226,000	226,479
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1383% 4/15/47 (d)(k)		23,349,322	586,920
Series 2014-C22 Class D, 4.5589% 9/15/47 (b)(d)		525,000	424,178
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	151,012
Series 2014-C26 Class D, 3.924% 1/15/48 (b)(d)		707,000	601,010
Series 2015-C30 Class XA, 0.683% 7/15/48 (d)(k)		82,989,433	2,529,452
Series 2015-C32 Class C, 4.6675% 11/15/48 (d)		1,907,000	1,896,148
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,183,353
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	863,294
Class D, 3.0954% 12/15/49 (b)(d)		1,148,000	904,260
Series 2017-C7:
Class C, 4.1854% 10/15/50 (d)		545,000	538,089
Class D, 3% 10/15/50 (b)		569,000	445,979
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		319,521	326,224
Series 2003-C1 Class F, 5.4825% 1/12/37 (b)(d)		182,122	187,834
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		380,000	409,182
Class D, 7.4453% 12/5/27 (b)(d)		1,885,000	2,025,778
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		695,000	733,440
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (d)		250,000	254,753
Class D, 5.2137% 6/16/45 (b)(d)		690,000	689,720
Class E, 5.2137% 6/15/45 (b)(d)		1,043,000	1,019,720
Class F, 4% 6/15/45 (b)		988,000	790,939
Class G 4% 6/15/45 (b)		1,079,000	600,425
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		170,000	173,030
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (d)		69,065	70,066
Class F, 5.01% 7/15/42 (d)		189,000	187,551
Series 2011-C3:
Class E, 5.6301% 2/15/46 (b)(d)		700,000	690,242
Class H, 4.409% 2/15/46 (b)(d)		756,000	554,419
Class J, 4.409% 2/15/46 (b)(d)		106,000	67,575
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(d)		1,130,000	1,139,338
Class F, 3.873% 7/15/46 (b)		105,000	96,405
Class H, 3.873% 7/15/46 (b)		674,250	483,661
Class NR, 3.873% 7/15/46 (b)		385,000	243,513
Class TAC1, 7.99% 7/15/46 (b)		715,915	713,665
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,892
Series 2011-C5:
Class B. 5.4078% 8/15/46 (b)(d)		1,140,000	1,205,854
Class C, 5.4078% 8/15/46 (b)(d)		650,648	673,967
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,163,000	1,146,982
Class D, 4.1949% 4/15/46 (d)		1,800,000	1,651,478
Class F, 3.25% 4/15/46 (b)(d)		1,682,000	972,449
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		816,000	772,757
Class E, 3.8046% 6/10/27 (b)(d)		1,169,000	1,089,984
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,155,000	1,122,801
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (b)(d)(e)		15,063,000	15,086,421
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,218,000	1,167,396
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		588,000	606,135
Class E, 4.6485% 2/10/36 (b)(d)		1,050,000	1,011,101
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (b)(d)(e)		7,113,426	7,126,899
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1239% 1/20/41 (b)(d)		256,000	254,749
Class E, 5.1239% 1/20/41 (b)(d)		400,000	369,524
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.677% 5/12/39 (d)		282,634	284,802
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	715,789
Series 2012-C5 Class E, 4.6873% 8/15/45 (b)(d)		269,000	263,137
Series 2012-C6 Class D, 4.5751% 11/15/45 (b)(d)		1,357,000	1,354,704
Series 2013-C12 Class D, 4.7636% 10/15/46 (b)(d)		1,210,000	1,135,645
Series 2013-C13:
Class D, 4.8893% 11/15/46 (b)(d)		1,074,000	998,057
Class E, 4.8893% 11/15/46 (b)(d)		887,000	697,348
Series 2013-C7:
Class D, 4.2502% 2/15/46 (b)(d)		1,111,000	1,004,072
Class E, 4.2502% 2/15/46 (b)(d)		340,000	261,781
Series 2013-C8 Class D, 4.0593% 12/15/48 (b)(d)		400,000	360,247
Series 2013-C9:
Class C, 4.0468% 5/15/46 (d)		790,000	774,157
Class D, 4.1348% 5/15/46 (b)(d)		1,747,000	1,588,367
Series 2014-C17 Class XA, 1.2301% 8/15/47 (d)(k)		172,274,284	7,811,691
Series 2015-C25 Class XA, 1.1336% 10/15/48 (d)(k)		47,277,848	2,953,017
Series 2016-C30:
Class C, 4.1312% 9/15/49 (d)		417,000	407,285
Class D, 3% 9/15/49 (b)		452,000	338,242
Series 2016-C31:
Class C, 4.3193% 11/15/49 (d)		946,000	925,319
Class D, 3% 11/15/49 (b)(d)		703,000	522,860
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	645,463
Class D, 3.396% 12/15/49 (b)		924,000	681,861
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	703,726
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (b)(d)		1,483,000	1,239,106
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		19,357	19,318
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		83,471	80,800
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		52,812	52,671
Class O, 5.91% 11/15/31 (b)		160,287	154,600
Series 2011-C1:
Class D, 5.4264% 9/15/47 (b)(d)		1,760,000	1,833,956
Class E, 5.4264% 9/15/47 (b)(d)		573,100	595,858
Series 2011-C2:
Class D, 5.4831% 6/15/44 (b)(d)		1,272,000	1,253,006
Class E, 5.4831% 6/15/44 (b)(d)		600,000	563,788
Class F, 5.4831% 6/15/44 (b)(d)		550,000	464,716
Class XB, 0.5345% 6/15/44 (b)(d)(k)		9,001,008	141,729
Series 2011-C3:
Class C, 5.1549% 7/15/49 (b)(d)		1,000,000	1,043,815
Class D, 5.1549% 7/15/49 (b)(d)		1,130,000	1,168,167
Class E, 5.1549% 7/15/49 (b)(d)		532,000	512,965
Class F, 5.1549% 7/15/49 (b)(d)		181,000	166,274
Class G, 5.1549% 7/15/49 (b)(d)		957,000	795,462
Series 2012-C4:
Class D, 5.4205% 3/15/45 (b)(d)		330,000	313,469
Class F, 3.07% 3/15/45 (b)		623,000	349,971
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		656,000	671,444
Class F, 4.295% 9/9/32 (b)(d)		651,000	624,335
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		1,436,000	1,405,329
Series 2015-MS1:
Class C, 4.0301% 5/15/48 (d)		734,000	708,708
Class D, 4.0301% 5/15/48 (b)(d)		1,260,000	1,065,393
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	668,023
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,052,836
Class D, 3.9101% 11/15/49 (d)		946,000	908,053
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.1595% 11/15/34 (b)(d)(e)		1,100,000	1,103,792
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5867% 7/15/33 (b)(d)		91,000	97,060
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.486% 8/15/19 (b)(d)(e)		494,792	497,855
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 8/15/34 (b)(d)(e)		3,179,551	3,200,386
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		23,867,000	23,363,442
Class B, 4.181% 11/15/34 (b)		8,435,000	8,324,624
Class C, 5.205% 11/15/34 (b)		5,900,000	5,905,506
Class D, 6.55% 11/15/34 (b)		2,222,000	2,218,115
Class E, 6.8087% 11/15/34 (b)		615,000	583,817
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		278,000	255,202
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		237,026	242,405
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		294,000	273,124
Series 2018-TECH Class F, 4.5595% 11/15/34 (b)		364,000	364,678
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		943,493	1,152,948
Real Estate Asset Liquidity Trust Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	20,949	16,245
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,970
Class L, 4.456% 9/12/38 (b)	CAD	26,000	20,146
Class M, 4.456% 9/12/38 (b)	CAD	104,391	79,401
SCG Trust Series 2013-SRP1:
Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (b)(d)(e)		19,989,000	19,988,996
Class D, 1 month U.S. LIBOR + 3.344% 5.1532% 11/15/26 (b)(d)(e)		249,000	243,600
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.8095% 11/15/27 (b)(d)(e)		663,000	639,802
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4762% 8/15/39 (d)		21,299	21,347
Series 2007-C4 Class F, 5.4762% 8/15/39 (d)		820,000	757,344
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.261% 4/15/35 (b)(d)(e)		314,000	315,382
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5444% 5/10/45 (b)(d)		1,197,000	1,182,908
Class E, 5% 5/10/45 (b)(d)		537,000	453,112
Class F, 5% 5/10/45 (b)(d)		682,700	465,166
Series 2017-C7 Class XA, 1.047% 12/15/50 (d)(k)		85,605,137	6,513,721
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		310,000	299,808
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		970,000	914,166
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		1,299,000	1,254,627
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	193,189
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(d)(k)		20,343,927	291,130
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		569,000	573,619
Class D, 4.7646% 10/15/45 (b)(d)		1,776,000	1,592,110
Class E, 4.7646% 10/15/45 (b)(d)		284,000	227,837
Series 2013-LC12 Class C, 4.2908% 7/15/46 (d)		760,000	749,864
Series 2015-C31 Class XA, 1.0929% 11/15/48 (d)(k)		38,043,061	2,327,463
Series 2015-NXS4 Class E, 3.6003% 12/15/48 (b)(d)		588,000	462,178
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	629,655
Class D, 3% 8/15/49 (b)		447,000	356,586
Series 2016-C34 Class XA, 2.1737% 6/15/49 (d)(k)		34,252,998	4,056,363
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,169,329
Series 2016-LC25 Class C, 4.4362% 12/15/59 (d)		903,000	863,345
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	874,827
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,364,000	1,051,918
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	446,808
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	218,039
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	371,978
Class D, 5.6398% 3/15/44 (b)(d)		800,000	697,936
Class E, 5% 3/15/44 (b)		890,000	717,744
Class F, 5% 3/15/44 (b)		693,000	400,109
Series 2011-C4:
Class D, 5.2468% 6/15/44 (b)(d)		408,000	395,801
Class E, 5.2468% 6/15/44 (b)(d)		263,432	230,739
Series 2011-C5:
Class C, 5.6706% 11/15/44 (b)(d)		260,000	277,151
Class D, 5.6706% 11/15/44 (b)(d)		600,000	609,010
Class E, 5.6706% 11/15/44 (b)(d)		1,853,000	1,856,924
Class F, 5.25% 11/15/44 (b)(d)		933,000	806,436
Class G, 5.25% 11/15/44 (b)(d)		329,000	266,676
Class XA, 1.7517% 11/15/44 (b)(d)(k)		3,933,167	195,225
Series 2012-C10:
Class E, 4.4474% 12/15/45 (b)(d)		1,190,000	894,991
Class F, 4.4474% 12/15/45 (b)(d)		1,726,000	955,698
Series 2012-C6 Class D, 5.5799% 4/15/45 (b)(d)		540,000	525,137
Series 2012-C7:
Class C, 4.8252% 6/15/45 (d)		1,270,000	1,282,684
Class E, 4.8252% 6/15/45 (b)(d)		2,501,000	2,023,762
Class F, 4.5% 6/15/45 (b)		357,000	237,299
Class G, 4.5% 6/15/45 (b)		1,076,000	635,315
Series 2012-C8:
Class D, 4.8934% 8/15/45 (b)(d)		650,000	632,976
Class E, 4.8934% 8/15/45 (b)(d)		335,000	319,069
Series 2013-C11:
Class D, 4.2718% 3/15/45 (b)(d)		870,000	813,557
Class E, 4.2718% 3/15/45 (b)(d)		1,750,000	1,354,369
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(d)		600,000	547,839
Series 2013-C16 Class D, 5.0284% 9/15/46 (b)(d)		193,000	181,279
Series 2013-UBS1 Class D, 4.6234% 3/15/46 (b)(d)		756,000	694,486
Series 2014-C21 Class XA, 1.1255% 8/15/47 (d)(k)		104,518,922	5,170,321
Series 2014-C24 Class XA, 0.9498% 11/15/47 (d)(k)		34,595,625	1,531,268
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.2798% 11/15/29 (b)(d)(e)		1,054,900	1,056,228
Class G, 1 month U.S. LIBOR + 3.001% 4.5795% 11/15/29 (b)(d)(e)		456,347	450,391
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(d)		830,000	707,897
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		489,000	375,529
Class PR2, 3.516% 6/5/35 (b)(d)		1,260,000	897,936
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $574,795,283)			569,196,111

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,846,820
7.3% 10/1/39		27,595,000	39,775,433
7.5% 4/1/34		9,105,000	12,999,573
7.55% 4/1/39		18,745,000	28,223,409
7.6% 11/1/40		14,220,000	21,842,773
7.625% 3/1/40		10,110,000	15,188,657
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,423,255
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,074,864
Series 2012 B, 5.432% 1/1/42		3,285,000	3,026,175
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,521,190
4.95% 6/1/23		24,240,000	24,996,530
5.1% 6/1/33		63,045,000	59,440,717
Series 2010-1, 6.63% 2/1/35		11,945,000	12,642,707
Series 2010-3:
5.547% 4/1/19		330,000	336,815
6.725% 4/1/35		17,810,000	18,713,679
7.35% 7/1/35		8,165,000	8,956,842
Series 2010-5, 6.2% 7/1/21		6,528,000	6,812,033
Series 2011:
5.665% 3/1/18		21,275,000	21,275,000
5.877% 3/1/19		77,850,000	79,734,749
Series 2013, 3.14% 12/1/18		3,490,000	3,485,219
TOTAL MUNICIPAL SECURITIES
(Cost $373,165,624)			383,316,440

Foreign Government and Government Agency Obligations - 0.9%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$1,675,000	$1,703,358
5.875% 6/11/25		765,000	769,529
5.875% 6/11/25 (b)		535,000	538,167
6.125% 1/31/22 (b)		5,720,000	5,926,606
7.5% 1/31/27 (b)		600,000	648,853
7.903% 2/21/48 (b)		1,265,000	1,327,752
8.5% 1/31/47 (b)		1,990,000	2,227,881
Argentine Republic:
5.625% 1/26/22		6,680,000	6,803,580
6.875% 4/22/21		15,050,000	15,930,425
7.125% 6/28/2117 (b)		1,355,000	1,270,990
7.5% 4/22/26		6,830,000	7,294,440
Bahamian Republic 6% 11/21/28 (b)		785,000	816,400
Barbados Government:
7% 8/4/22 (b)		825,000	682,374
7.25% 12/15/21 (b)		90,000	77,288
Belarus Republic:
6.875% 2/28/23 (b)		1,910,000	2,041,706
7.625% 6/29/27 (b)		955,000	1,078,405
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,974,985
5.625% 1/7/41		13,210,000	12,747,650
7.125% 1/20/37		4,575,000	5,352,750
8.25% 1/20/34		5,360,000	6,834,000
Buenos Aires Province:
6.5% 2/15/23 (b)		1,350,000	1,377,270
9.95% 6/9/21 (b)		3,625,000	4,032,813
10.875% 1/26/21 (b)		1,360,000	1,502,800
10.875% 1/26/21 (Reg. S)		5,590,000	6,176,950
Cameroon Republic 9.5% 11/19/25 (b)		1,260,000	1,445,850
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	561,750
Colombian Republic:
6.125% 1/18/41		5,000	5,695
7.375% 9/18/37		1,320,000	1,684,980
10.375% 1/28/33		1,875,000	2,990,625
Croatia Republic 5.5% 4/4/23 (b)		560,000	598,102
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	352,346
6.25% 10/4/20 (b)		430,000	446,211
6.25% 7/27/21 (b)		360,000	373,157
Dominican Republic:
5.95% 1/25/27 (b)		1,355,000	1,434,268
6.6% 1/28/24 (b)		520,000	568,620
6.85% 1/27/45 (b)		745,000	810,188
6.875% 1/29/26 (b)		1,220,000	1,366,400
7.45% 4/30/44 (b)		1,265,000	1,454,750
Ecuador Republic:
7.875% 1/23/28 (b)		610,000	610,000
8.875% 10/23/27 (b)		1,870,000	1,972,850
9.65% 12/13/26 (b)		1,000,000	1,100,700
El Salvador Republic 7.375% 12/1/19 (b)		1,940,000	2,007,900
German Federal Republic 0% 8/15/26(Reg. S)	EUR	300,000	351,228
Ghana Republic 10.75% 10/14/30 (b)		185,000	248,011
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,988,387
7.75% 1/17/38 (b)		2,300,000	3,116,001
8.5% 10/12/35 (Reg. S)		2,160,000	3,074,499
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,605,000	1,647,455
7.25% 4/15/19 (b)		2,720,000	2,788,207
8.25% 4/15/24 (b)		975,000	1,050,914
Jordanian Kingdom 7.375% 10/10/47 (b)		765,000	807,259
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		790,000	751,685
Lebanese Republic:
5.15% 6/12/18		5,555,000	5,545,968
5.15% 11/12/18		4,905,000	4,885,723
5.45% 11/28/19		2,415,000	2,372,738
6% 5/20/19		2,735,000	2,721,325
Mongolian People's Republic 8.75% 3/9/24 (b)		2,255,000	2,563,297
Panamanian Republic 9.375% 4/1/29		365,000	538,193
Peruvian Republic 4% 3/7/27 (g)(o)		1,360,000	1,308,344
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	292,738
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,875,104
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,880,000	4,057,743
7.45% 9/1/24 (b)		1,920,000	2,009,818
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		262,500	268,543
Republic of Armenia:
6% 9/30/20 (b)		1,996,000	2,064,543
7.15% 3/26/25 (b)		995,000	1,098,540
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,350,000	5,160,011
6.752% 3/9/23 (b)		1,370,000	1,404,072
Republic of Kenya 7.25% 2/28/28 (b)		620,000	627,440
Republic of Nigeria:
6.5% 11/28/27 (b)		770,000	778,532
6.75% 1/28/21 (b)		240,000	252,442
7.625% 11/28/47 (b)		1,085,000	1,113,785
7.696% 2/23/38 (b)		780,000	809,250
Republic of Serbia:
6.75% 11/1/24 (b)		1,070,575	1,076,600
7.25% 9/28/21 (b)		310,000	344,060
Russian Federation:
5.25% 6/23/47 (b)		2,600,000	2,702,497
5.625% 4/4/42 (b)		850,000	937,094
5.875% 9/16/43 (b)		755,000	861,549
12.75% 6/24/28 (Reg. S)		5,155,000	8,736,343
Rwanda Republic 6.625% 5/2/23 (b)		985,000	1,019,445
South African Republic 5.875% 9/16/25		575,000	616,285
State of Qatar 9.75% 6/15/30 (b)		565,000	846,201
Sultanate of Oman 6.75% 1/17/48 (b)		1,625,000	1,614,438
Turkish Republic:
4.875% 10/9/26		605,000	577,747
5.125% 3/25/22		1,590,000	1,628,160
5.625% 3/30/21		1,770,000	1,839,812
6% 3/25/27		975,000	998,790
6.25% 9/26/22		7,275,000	7,760,592
6.75% 5/30/40		725,000	753,603
6.875% 3/17/36		1,795,000	1,893,725
7% 6/5/20		1,140,000	1,212,436
7.25% 3/5/38		1,150,000	1,262,700
7.375% 2/5/25		1,495,000	1,675,895
8% 2/14/34		760,000	889,200
11.875% 1/15/30		1,455,000	2,196,075
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	910,491
Ukraine Government:
7.75% 9/1/19 (b)		800,000	833,680
7.75% 9/1/20 (b)		4,780,000	5,027,317
7.75% 9/1/21 (b)		13,454,000	14,236,754
7.75% 9/1/22 (b)		12,474,000	13,158,573
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	277,266
1.5% 7/22/47	GBP	1,465,000	1,834,956
2% 9/7/25(Reg. S)	GBP	1,285,000	1,856,333
4.25% 3/7/36	GBP	1,495,000	2,812,546
4.5% 9/7/34 (i)(p)	GBP	2,135,000	4,058,540
United Mexican States 6.05% 1/11/40		1,135,000	1,276,875
Uruguay Republic 7.875% 1/15/33 pay-in-kind		725,000	1,005,032
Venezuelan Republic:
9.25% 9/15/27 (f)		4,770,000	1,335,600
11.95% 8/5/31 (Reg. S) (f)		2,420,000	695,750
12.75% 8/23/22 (f)		550,000	160,875
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (d)(e)(g)		195,000	173,663
4% 3/12/28 (g)(o)		6,029,167	5,983,586
4.8% 11/19/24 (b)		550,000	564,424
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $270,213,612)			281,138,667
		Shares	Value

Common Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	883,404
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (g)		179,923	4,264,175
Expro Holdings U.S., Inc. (b)(g)		66,030	825,375
Forbes Energy Services Ltd.		154,325	1,564,856
			6,654,406
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. (q)		59,896	2,007,580
Warrior Metropolitan Coal, Inc.		31,922	996,286
			3,003,866

TOTAL ENERGY			9,658,272

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,398,108
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	163,713
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (g)(q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			198,313

TOTAL COMMON STOCKS
(Cost $26,130,974)			14,138,097

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00% (q)		9,000	323,801
RLJ Lodging Trust Series A, 1.95%		17,900	465,042
			788,843
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		16,052	406,276
CYS Investments, Inc. Series B, 7.50%		17,000	409,360
MFA Financial, Inc. Series B, 7.50%		22,500	573,750
			1,389,386
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (q)		9,106	1,996,395
TOTAL FINANCIALS			3,385,781
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	626,710
Boston Properties, Inc. 5.25%		17,500	434,875
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,816	44,238
Series C, 6.50%		24,400	530,700
DDR Corp. Series K, 6.25%		17,823	406,186
National Storage Affiliates Trust Series A, 6.00%		11,900	293,325
PS Business Parks, Inc. Series W, 5.20%		100	2,394
Public Storage Series F, 5.15%		37,000	888,000
Rexford Industrial Realty, Inc. Series B, 5.875%		28,300	661,937
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	464,243
Taubman Centers, Inc. Series J, 6.50%		11,338	280,616
			4,633,224

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,019,005

TOTAL PREFERRED STOCKS
(Cost $8,752,504)			8,807,848
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/27/20 (d)(e)		4,517,977	4,242,381
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (d)(e)		1,594,000	1,325,013
			5,567,394
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 2/1/24 (d)(e)		1,401,110	1,408,115
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.898% 2/1/25 (d)(e)		385,000	389,813
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.6% 12/31/18 (d)(e)		750,577	751,830
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.148% 4/18/23 (d)(e)		1,935,886	1,989,123
			4,538,881
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 11/7/23 (d)(e)		1,496,851	1,506,206
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (d)(e)		5,751,557	5,782,731
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (d)(e)		2,428,725	2,398,366
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (d)(e)		1,000,000	1,002,500
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (d)(e)		4,420,294	4,442,395
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (d)(e)		1,000,000	1,010,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 4/26/24 (d)(e)		18,210,206	18,309,816
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 7/6/24 (d)(e)		2,493,750	2,502,578
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/8/23 (d)(e)		2,970,000	2,983,365
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 5/14/22 (d)(e)		4,753,389	4,777,156
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.648% 5/14/23 (d)(e)(g)		360,000	356,400
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4274% 11/29/24 (d)(e)		8,000,000	8,090,000
			53,161,513
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 5/30/21 (d)(e)		2,920,837	2,946,394
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/23 (d)(e)		1,917,903	1,922,218
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.898% 2/15/24 (d)(e)		1,787,747	1,804,516
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/11/25 (d)(e)		7,255,000	7,298,095
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (d)(e)		4,125,923	4,145,274
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9738% 9/15/23 (d)(e)		2,076,254	2,086,117
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9158% 2/17/24 (d)(e)		3,459,185	3,463,509
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.398% 12/22/24 (d)(e)		28,000,000	28,171,640
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 8/8/21 (d)(e)		2,613,493	2,631,474
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 2/14/21 (d)(e)		3,012,960	2,910,519
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 12/27/24 (d)(e)		1,025,000	1,027,563
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 4/18/24 (d)(e)		3,129,275	3,142,199
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/25/24 (d)(e)		1,636,775	1,639,852
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/1/24 (d)(e)		10,480,709	10,451,258
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9532% 4/17/24 (d)(e)		3,206,762	3,210,771
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.648% 9/8/24 (d)(e)		940,000	967,025
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.648% 3/8/24 (d)(e)		2,233,153	2,247,579
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (d)(e)		2,849,098	2,862,688
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/20 (d)(e)		1,086,193	1,096,512
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/30/23 (d)(e)		6,422,842	6,462,985
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.4434% 2/22/23 (d)(e)		2,989,975	3,016,137
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.59% 10/20/24 (d)(e)		10,600,000	10,653,000
3 month U.S. LIBOR + 7.000% 8.6% 10/20/25 (d)(e)		2,700,000	2,706,750
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9786% 10/4/23 (d)(e)		14,806,132	14,919,103
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 4/25/24 (d)(e)		1,104,450	1,102,385
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.6207% 10/25/23 (d)(e)		4,955,651	4,981,965
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/31/24 (d)(e)		3,415,000	3,425,689
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (d)(e)		3,521,201	3,536,624
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7334% 6/10/22 (d)(e)		3,534,531	3,550,437
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.898% 4/25/21 (d)(e)		1,748,000	1,752,370
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.648% 10/14/23 (d)(e)		1,375,392	1,384,965
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.4089% 2/2/25 (d)(e)		975,000	974,269
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 1/19/24 (d)(e)		711,588	714,035
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (d)(e)		5,705,465	5,738,728
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.898% 7/28/21 (d)(e)		2,041,160	2,044,998
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (d)(e)		292,788	294,070
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4488% 8/14/24 (d)(e)		13,847,400	13,908,052
SMG:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8895% 1/12/25 (d)(e)		1,395,000	1,405,463
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6439% 1/12/26 (d)(e)		85,000	86,700
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.15% 6/8/23 (d)(e)		5,975,863	5,984,408
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.8247% 2/1/25 (d)(e)		1,720,000	1,728,600
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 11/27/20 (d)(e)		708,051	711,591
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4% 12/31/21 (d)(e)		2,540,000	2,533,650
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 5/31/24 (d)(e)		1,958,600	1,970,841
			179,613,018
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.648% 9/25/24 (d)(e)		22,523,796	22,439,332
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/19/23 (d)(e)		3,877,781	3,883,249
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/8/24 (d)(e)		2,992,500	3,009,946
			29,332,527
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 12/15/24 (d)(e)		5,000,000	5,053,150
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 9/26/21 (d)(e)		1,746,611	1,537,017
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/28/25 (d)(e)		1,985,025	1,981,710
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 12/15/23 (d)(e)		1,736,231	1,740,034
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 12/15/22 (d)(e)		4,999,427	5,010,876
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 5/1/24 (d)(e)		1,014,900	1,017,437
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (d)(e)		4,987,500	5,010,343
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 7/8/22 (d)(e)		3,546,460	3,536,707
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 7/8/23 (d)(e)		465,000	462,387
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8381% 6/7/23 (d)(e)		6,067,375	5,568,516
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 4/30/25 (d)(e)		16,500,000	16,531,020
Cineworld Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 2/5/25 (d)(e)		6,000,000	5,991,000
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 1/30/19 (d)(e)		8,600,000	6,826,250
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (d)(e)		5,100,000	5,104,233
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/18/19 (d)(e)		3,916,422	3,742,807
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/29/21 (d)(e)		4,572,159	4,295,909
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 12/18/20 (d)(e)		1,938,474	1,947,352
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2/15/25 (e)(r)		2,130,000	2,140,650
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.48% 1/15/25 (d)(e)		827,925	829,217
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.648% 5/4/22 (d)(e)		7,779,193	7,652,781
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8381% 7/17/25 (d)(e)		2,631,639	2,623,744
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (d)(e)		3,416,438	3,279,780
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.398% 10/24/21 (d)(e)		3,897,119	3,944,624
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 8/23/24 (d)(e)		2,054,850	2,054,850
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (e)(r)		3,000,000	3,003,750
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 8/24/22 (d)(e)		9,918,307	9,951,335
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 9/30/25 (d)(e)		4,130,000	4,122,277
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0875% 1/15/26 (d)(e)		5,000,000	5,015,950
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8456% 8/19/23 (d)(e)		10,962,313	10,914,407
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0875% 4/15/25 (d)(e)		4,610,000	4,565,928
			130,402,891
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (d)(e)		6,502,598	6,217,199
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5795% 6/15/23 (d)(e)		1,328,188	1,331,508
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5529% 7/2/22 (d)(e)		5,122,076	4,083,268
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.09% 11/17/24 (d)(e)		4,257,500	4,264,142
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7% 10/11/19 (d)(e)		1,860,847	1,578,389
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.4694% 8/19/22 (d)(e)		4,662,903	4,671,669
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (d)(e)		4,754,676	3,298,556
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.57% 3/11/22 (d)(e)		3,255,376	2,652,318
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(e)(f)		1,931,590	5,312
			21,885,162

TOTAL CONSUMER DISCRETIONARY			435,771,735

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3755% 12/16/23 (d)(e)		1,980,000	1,989,900
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.398% 12/6/24 (d)(e)		2,235,000	2,251,763
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 8/25/21 (d)(e)		21,457,564	21,159,519
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (d)(e)		4,569,456	4,509,231
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (d)(e)		8,069,606	7,943,559
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.0795% 2/3/25 (d)(e)		2,000,000	2,003,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0796% 2/3/24 (d)(e)		9,643,478	9,618,309
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 6/28/20 (d)(e)		1,072,224	966,342
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 2/1/25 (e)(r)		1,015,000	1,014,493
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/21/21 (d)(e)		3,834,554	3,848,933
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.59% 6/16/23 (d)(e)		2,962,613	2,976,803
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 6/30/22 (d)(e)		2,913,000	2,709,090
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.6309% 6/30/21 (d)(e)		3,315,203	3,333,868
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (d)(e)		4,033,000	3,977,546
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (e)(r)		1,016,089	1,016,089
3 month U.S. LIBOR + 9.500% 11.125% 2/23/19 (d)(e)		1,016,089	1,016,089
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/27/23 (d)(e)		3,447,500	3,472,563
			71,817,417
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.898% 3/20/24 (d)(e)		803,925	805,268
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 10/7/23 (d)(e)		4,313,653	4,341,951
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/3/22 (d)(e)		1,054,010	1,056,835
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (d)(e)		6,423,782	6,391,663
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9% 5/24/24 (d)(e)		6,263,525	6,270,039
			18,865,756
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.398% 1/26/24 (d)(e)		1,956,741	1,967,582

TOTAL CONSUMER STAPLES			94,640,655

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)(g)		1,547,508	1,559,114
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4142% 4/16/21 (d)(e)		4,070,798	4,070,798
Lucid Energy Group Ii LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5881% 1/31/25 (d)(e)		3,000,000	3,001,890
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (d)(e)		3,055,291	2,644,355
			11,276,157
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.648% 11/26/18 (d)(e)		2,116,383	2,116,383
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.148% 5/18/23 (d)(e)		2,275,000	2,297,750
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0386% 6/22/24 (d)(e)		2,668,458	2,687,137
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9706% 12/31/21 (d)(e)		6,470,000	7,294,925
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (d)(e)		8,050,000	8,140,563
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (d)(e)		13,630,000	14,512,543
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (d)(e)		2,832,000	2,813,111
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (d)(e)		5,583,157	5,558,759
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (d)(e)		2,702,721	2,700,477
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 3/28/22 (d)(e)		1,985,000	1,905,600
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5881% 3/1/24 (d)(e)		3,500,000	3,511,655
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.19% 8/19/21 (d)(e)		7,171,061	7,233,808
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.5956% 2/15/24 (d)(e)		2,843,514	2,836,406
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 10/30/24 (d)(e)		3,295,000	3,303,238
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (d)(e)		5,703,811	5,646,773
			72,559,128

TOTAL ENERGY			83,835,285

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.65% 4/27/24 (d)(e)		3,029,775	3,037,349
HarbourVest Partners LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9142% 2/21/25 (d)(e)		3,370,000	3,365,788
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0808% 2/4/21 (d)(e)		663,819	663,540
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (d)(e)		2,505,000	2,479,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (d)(e)		1,402,661	1,407,051
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (e)(s)		205,357	206,513
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (d)(e)		1,515,844	1,524,378
			12,684,569
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (d)(e)		3,415,000	3,443,174
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8332% 2/13/25 (d)(e)		1,705,000	1,717,310
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 10/6/23 (d)(e)		4,118,000	4,126,813
Extell Boston 5.154% 8/31/21 (d)		1,014,845	1,014,845
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 7/14/22 (d)(e)		3,000,000	3,027,000
Flying Fortress Holdings, Inc. term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/30/22 (e)		2,000,000	2,003,220
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (d)(e)		1,381,538	1,387,589
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.73% 7/3/24 (d)(e)		995,000	1,011,169
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6943% 6/30/24 (d)(e)		1,746,225	1,755,690
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 2/10/24 (d)(e)		2,729,375	2,592,906
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (d)(e)		2,500,000	2,534,375
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.648% 4/9/23 (d)(e)		4,881,683	4,895,547
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 8/18/23 (d)(e)		2,958,788	2,972,191
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.898% 6/30/23(d)(e)		1,481,250	1,494,211
			33,976,040
Insurance - 0.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (d)(e)		5,956,422	6,047,614
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 8/14/22 (d)(e)		4,914,843	4,934,502
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.398% 1/25/25 (d)(e)		275,000	276,947
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3786% 1/25/24 (d)(e)		1,485,000	1,492,425
Asurion LLC:
term loan 3 month U.S. LIBOR + 2.750% 4.398% 11/3/23 (e)		7,602,325	7,640,336
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 8/4/22 (d)(e)		4,669,242	4,689,694
3 month U.S. LIBOR + 6.000% 7.648% 8/4/25 (d)(e)		3,935,000	4,030,424
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8384% 10/2/20 (d)(e)		4,775,796	4,793,705
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (d)(e)		5,625,900	5,615,830
			39,521,477
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1598% 11/4/21 (d)(e)		9,982,335	9,961,572
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 4/25/23 (d)(e)		4,786,029	4,805,460
			14,767,032
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5881% 12/5/20 (d)(e)		1,167,531	1,169,959

TOTAL FINANCIALS			102,119,077

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 6/22/24 (d)(e)		2,810,875	2,810,875
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 3/21/24 (d)(e)		1,900,641	1,917,272
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (d)(e)		8,913,831	8,980,685
			13,708,832
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 12/31/19 (d)(e)		1,209,624	1,198,386
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (d)(e)		7,364,915	7,189,188
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (d)(e)		1,220,000	1,227,625
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (d)(e)		750,000	748,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (d)(e)		1,225,000	1,220,406
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.65% 12/1/23 (d)(e)		5,447,481	5,459,411
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1539% 5/19/24 (d)(e)		2,000,000	2,008,760
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (d)(e)		1,253,700	1,256,834
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 2/15/24 (d)(e)		2,970,056	2,991,084
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/18/23 (d)(e)		7,880,450	7,920,956
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (d)(e)		1,554,448	1,557,370
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/7/23 (d)(e)		2,201,009	2,210,913
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 7/31/22 (d)(e)		1,163,083	1,157,267
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7% 2/16/24 (d)(e)		2,130,000	2,140,650
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 6/23/24 (d)(e)		1,495,000	1,502,101
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (d)(e)		3,000,000	3,007,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (d)(e)		7,373,742	7,397,706
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.398% 2/11/23 (d)(e)		1,254,902	1,262,745
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 12/1/24 (d)(e)		2,500,000	2,487,500
			53,944,527
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.148% 10/21/24 (d)(e)		673,321	680,896
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 10/21/23 (d)(e)		3,867,733	3,891,906
			4,572,802
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.898% 8/30/24 (d)(e)		1,602,238	1,608,246
3 month U.S. LIBOR + 7.000% 8.648% 8/30/25 (d)(e)		580,000	580,365
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 8/11/24 (d)(e)		4,568,550	4,564,256
			6,752,867
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.148% 2/15/23 (d)(e)		5,676,805	5,708,766
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (d)(e)		1,257,300	1,271,445
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.398% 11/25/20 (d)(e)		244,928	243,245
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.023% 11/25/22 (d)(e)		9,197,077	9,174,084
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/27/23 (d)(e)		3,935,757	3,955,436
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0808% 4/1/22 (d)(e)		8,359,184	8,455,315
			28,808,291

TOTAL HEALTH CARE			107,787,319

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
term loan 3 month U.S. LIBOR + 2.750% 4.398% 5/14/22 (d)(e)		978,418	984,348
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4136% 6/9/23 (d)(e)		19,247,417	19,356,550
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.0956% 8/22/24 (d)(e)		7,801,150	7,830,404
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2% 2/28/21 (d)(e)		1,005,000	992,438
			29,163,740
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (d)(e)		1,625,000	1,630,086
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.8293% 10/5/24 (d)(e)		3,000,000	3,028,140
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (d)(e)		1,475,000	1,478,157
			6,136,383
Airlines - 0.1%
American Airlines, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 3.5808% 10/10/21 (d)(e)		6,177,773	6,190,314
3 month U.S. LIBOR + 2.000% 3.5875% 12/14/23 (d)(e)		4,400,550	4,399,934
			10,590,248
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 4/1/23 (d)(e)		3,786,268	3,805,200
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 10/17/23 (d)(e)		990,019	996,206
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 12/14/24 (d)(e)		1,195,000	1,200,676
			6,002,082
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 9/29/24 (d)(e)		452,563	455,676
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9959% 6/21/24 (d)(e)		9,029,625	9,092,652
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (d)(e)		4,855,865	4,899,228
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5747% 8/1/24 (d)(e)		798,000	799,333
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.25% 3/9/23 (d)(e)		1,114,356	1,119,928
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6312% 2/16/25 (d)(e)		5,950,000	5,961,186
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (d)(e)		1,631,466	1,633,505
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 9.1934% 6/30/19 (d)(e)		1,083,421	1,085,231
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 10/31/24 (d)(e)		1,280,000	1,284,262
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8125% 2/1/24 (d)(e)		1,343,595	1,278,095
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.398% 5/2/22 (d)(e)		11,224,497	11,313,732
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/29/25 (d)(e)		1,010,000	1,016,313
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 12/8/23 (d)(e)(g)		2,475,000	2,462,625
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.622% 12/18/20 (d)(e)		2,673,614	2,687,811
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 4.898% 10/3/23 (d)(e)		3,767,503	3,792,406
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.07% 9/26/24 (d)(e)		1,241,333	1,248,161
3 month U.S. LIBOR + 3.500% 5.15% 9/26/24 (d)(e)		55,556	55,861
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 9/28/24 (d)(e)		1,425,000	1,431,826
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 12/20/24 (d)(e)		2,206,886	2,227,587
			53,845,418
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/16/25 (e)(r)		2,040,000	2,041,693
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (d)(e)		3,515,000	3,538,445
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (d)(e)		3,154,810	3,194,245
			8,774,383
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5797% 11/30/23 (d)(e)		3,257,499	3,273,787
Machinery - 0.0%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/18/24 (d)(e)		1,597,582	1,600,250
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (d)(e)		1,027,425	1,030,343
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4738% 3/13/22 (d)(e)		3,585,835	3,593,293
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3883% 3/31/24 (d)(e)		391,039	393,483
			6,617,369
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (d)(e)		2,893,375	2,889,758
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.54% 9/14/20 (d)(e)		2,887,501	2,898,329
			5,788,087
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 4/4/24 (d)(e)		3,349,688	3,367,843
On Assignment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2/20/25 (e)(r)		1,200,000	1,204,500
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (d)(e)		1,405,732	1,415,108
			5,987,451
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/30/23 (e)(r)		1,255,000	1,254,410
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8297% 1/2/25 (d)(e)		1,000,000	1,004,170
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (d)(e)		3,529,769	3,531,993
			4,536,163
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.398% 11/12/20 (d)(e)		1,124,536	656,920
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4% 7/7/22 (d)(e)		3,271,481	3,298,078
			3,954,998

TOTAL INDUSTRIALS			145,924,519

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (d)(e)		9,973,638	9,955,486
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.648% 1/19/21 (d)(e)		1,950,263	1,956,230
			11,911,716
Electronic Equipment & Components - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.45% 12/22/23 (d)(e)		1,300,000	1,307,579
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/23/25 (d)(e)		1,590,000	1,597,950
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (e)(s)		111,774	111,565
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9833% 1/31/24 (d)(e)		1,281,763	1,286,570
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 2/27/26 (e)(r)		355,000	354,113
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/27/25 (e)(r)		810,000	810,510
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (d)(e)		1,210,000	1,219,450
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (d)(e)		750,000	758,910
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 2/15/24 (d)(e)		10,362,312	10,380,446
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6576% 2/1/25 (d)(e)		1,043,226	1,041,275
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4076% 2/1/26 (d)(e)		435,000	437,175
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 2/1/22 (d)(e)		2,191,859	2,193,613
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.1207% 10/16/22 (d)(e)		1,903,387	1,902,207
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (e)(r)		2,500,000	2,509,375
3 month U.S. LIBOR + 2.500% 4.0735% 9/28/24 (d)(e)		1,995,000	1,997,494
			27,908,232
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6875% 8/16/23 (d)(e)		1,811,278	1,818,070
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 10/19/23 (d)(e)		4,912,500	4,933,378
Autodata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 12/14/24 (d)(e)		1,835,000	1,830,413
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 11/29/24 (d)(e)		2,500,000	2,517,700
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9545% 2/9/23 (d)(e)		5,180,707	5,208,476
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.642% 12/21/24 (d)(e)		2,500,000	2,512,500
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0434% 2/7/25 (d)(e)		2,675,000	2,668,313
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.148% 9/29/24 (d)(e)		7,410,988	7,445,374
3 month U.S. LIBOR + 8.500% 10.148% 9/29/25 (d)(e)		2,000,000	2,005,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3385% 9/15/24 (d)(e)		1,995,000	1,994,501
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7867% 11/3/23 (d)(e)		7,950,505	7,970,382
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 5/12/21 (d)(e)		923,067	932,685
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.648% 7/13/23 (d)(e)		12,798,133	12,868,523
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9447% 12/30/21 (d)(e)		936,000	946,530
			55,651,845
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 9/15/20 (d)(e)		7,301,067	7,326,183
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6025% 3/20/24 (d)(e)		1,985,000	1,984,385
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 7/10/22 (d)(e)		16,093,329	16,118,918
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.648% 4/22/23 (d)(e)		1,235,276	1,240,427
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (e)(s)		141,791	142,120
3 month U.S. LIBOR + 3.250% 4.9434% 12/1/24 (d)(e)		1,758,209	1,762,288
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (d)(e)		750,000	754,500
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6715% 8/8/25 (d)(e)		700,000	704,375
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9215% 1/8/20 (d)(e)		368,653	368,808
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4215% 8/8/24 (d)(e)		2,433,900	2,434,922
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/1/24 (d)(e)		5,343,150	5,354,264
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5875% 8/7/24 (d)(e)		3,750,000	3,771,413
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/1/23 (d)(e)		3,194,427	3,214,392
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 12/7/23 (d)(e)		3,489,750	3,515,923
			48,692,918
Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8169% 8/16/22 (d)(e)		1,562,134	1,564,087
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7422% 1/15/23 (d)(e)		1,386,841	1,389,726
			2,953,813
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (d)(e)		2,365,000	2,345,938
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (d)(e)		7,875,425	7,869,676
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.2% 12/20/23 (d)(e)		685,000	687,856
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.95% 12/20/22 (d)(e)		1,915,525	1,924,298
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/15/21 (d)(e)		6,088,297	6,161,844
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (d)(e)		4,580,000	4,628,685
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9% 6/1/22 (d)(e)		9,771,568	9,811,241
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.64% 12/22/23 (d)(e)		2,481,250	2,507,105
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.87% 1/24/25 (d)(e)		975,000	977,135
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.87% 1/24/26 (d)(e)		85,000	85,425
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.898% 7/1/22 (d)(e)		1,353,183	1,362,209
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4036% 11/21/24 (d)(e)		4,500,000	4,455,000
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (d)(e)		5,095,000	5,226,604
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2995% 11/1/23 (d)(e)		14,469,124	14,557,964
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.9% 1/20/24 (d)(e)		7,341,092	7,208,658
3 month U.S. LIBOR + 9.000% 10.65% 1/20/25 (d)(e)		2,445,000	2,347,200
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (d)(e)		7,012,898	7,026,082
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (d)(e)		1,052,102	1,054,080
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (d)(e)		4,087,236	4,152,182
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (d)(e)		6,379,949	6,411,849
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (d)(e)		2,813,000	2,817,698
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 2/5/23 (d)(e)		2,955,150	2,962,538
Solera LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3/3/23 (e)(r)		1,210,000	1,212,517
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.898% 3/3/23 (d)(e)		4,890,845	4,901,018
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (d)(e)		4,813,193	4,817,862
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/8/22 (d)(e)		1,516,380	1,523,583
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.898% 7/8/22 (d)(e)		23,746	23,858
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (e)(r)		7,370,649	7,404,406
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (e)(r)		2,629,351	2,641,394
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (d)(e)		3,691,454	3,712,422
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/4/20 (d)(e)		773,200	774,808
			123,593,135
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 9/7/23 (d)(e)		1,604,180	1,603,843

TOTAL INFORMATION TECHNOLOGY			272,315,502

MATERIALS - 0.3%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (d)(e)		3,716,414	3,716,414
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5981% 5/17/24 (d)(e)		1,990,000	2,000,786
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 11/18/23 (d)(e)		1,801,800	1,810,809
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/29/24 (d)(e)		1,240,854	1,243,957
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/13/25 (e)(r)		1,365,000	1,374,105
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 2/13/26 (e)(r)		750,000	755,160
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 5/31/23 (d)(e)		2,985,000	2,992,463
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 1/6/22 (d)(e)		1,508,509	1,512,597
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (d)(e)		3,078,767	3,097,239
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/7/20 (d)(e)		2,412,413	2,421,893
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.148% 6/30/22 (d)(e)		2,570,229	2,570,229
OCI Beaumont, LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 3/9/25 (e)(r)		2,500,000	2,509,375
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/12/24 (d)(e)		4,099,725	4,120,224
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (d)(e)		950,000	954,456
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.15% 5/12/22 (d)(e)		2,363,156	2,373,199
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 9/6/24 (d)(e)		1,995,000	2,009,344
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)		1,900,116	1,911,403
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)		4,384,884	4,410,930
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (d)(e)		1,960,000	1,970,212
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 7/1/24 (d)(e)		1,212,572	1,218,416
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 8/8/24 (d)(e)		1,256,850	1,261,563
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (e)(r)		744,211	744,828
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (e)(r)		1,275,789	1,276,848
			48,256,450
Containers & Packaging - 0.1%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.33% 10/1/22 (d)(e)		1,129,000	1,135,706
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8855% 10/1/21 (d)(e)		5,325,858	5,350,837
Berry Global, Inc.:
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.5808% 1/6/21 (d)(e)		3,552,000	3,563,828
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.6216% 10/1/22 (d)(e)		4,956,562	4,971,183
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9578% 4/3/24 (d)(e)		995,000	998,731
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (d)(e)		3,483,675	3,491,757
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5735% 5/16/24 (d)(e)		1,228,825	1,230,668
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.648% 5/22/24 (d)(e)		2,284,275	2,295,696
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (e)(r)		2,690,000	2,712,408
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (d)(e)		4,515,875	4,535,655
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (d)(e)		817,950	822,449
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 7/26/23 (d)(e)		1,066,500	1,072,504
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 2/5/23 (d)(e)		12,994,202	13,051,117
			45,232,539
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.95% 8/25/23 (d)(e)		7,184,864	6,538,226
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.408% 6/14/21 (d)(e)		2,851,318	2,864,862
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (d)(e)		5,948,904	5,208,266
			14,611,354

TOTAL MATERIALS			108,100,343

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5863% 10/1/21 (d)(e)		925,471	932,412
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 3/23/24 (d)(e)		1,463,938	1,468,329
			2,400,741
Real Estate Management & Development - 0.0%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 3/24/25 (d)(e)		922,111	936,708
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 3/24/24 (d)(e)		170,730	171,478
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8293% 2/8/25 (d)(e)		4,963,817	4,986,849
Simply Storage Management LLC 8.2375% 9/6/21 (d)(g)		1,305,000	1,305,000
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.5956% 12/22/24 (d)(e)		8,590,909	8,631,200
			16,031,235

TOTAL REAL ESTATE			18,431,976

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (d)(e)		3,126,375	3,082,825
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (d)(e)		5,486,250	5,408,071
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.4% 3/31/21 (d)(e)		5,598,851	5,535,864
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4% 6/15/24 (d)(e)		11,057,444	10,877,760
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8456% 2/22/24 (d)(e)		11,805,000	11,823,062
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (d)(e)		10,790,000	10,769,067
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.148% 11/1/24 (d)(e)		9,580,000	9,681,835
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (d)(e)		3,360,000	3,400,320
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (d)(e)		8,770,683	8,380,387
			68,959,191
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.02% 5/25/24 (d)(e)		4,699,800	4,707,649
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (d)(e)		20,300,000	20,144,096
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (d)(e)		3,500,000	3,563,735
Tranche B-5, term loan 6.625% 1/2/24		4,735,000	4,749,063
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 2/9/24 (e)(r)		1,740,000	1,763,925
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 2/9/23 (e)(r)		11,460,000	11,549,503
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 11/17/23 (d)(e)		3,148,742	3,161,873
			49,639,844

TOTAL TELECOMMUNICATION SERVICES			118,599,035

UTILITIES - 0.2%
Electric Utilities - 0.1%
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (d)(e)		884,825	732,193
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (d)(e)		87,227	71,962
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (d)(e)		2,992,500	3,018,684
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 9/18/21 (e)(f)		4,473,483	2,721,354
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 11/13/21 (d)(e)		3,034,395	3,004,051
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.15% 6/13/20 (d)(e)		6,245,489	6,245,489
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (d)(e)		2,495,327	2,509,201
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (d)(e)		158,446	159,327
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (d)(e)		7,182,358	7,219,563
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (d)(e)		1,272,791	1,279,384
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (d)(e)		1,485,000	1,493,658
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8541% 12/14/23 (d)(e)		1,485,000	1,492,217
			29,947,083
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3456% 2/7/24 (d)(e)		6,806,790	6,845,792
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4737% 6/30/18 (d)(e)		13,500,000	13,498,380
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9% 12/9/21 (d)(e)		2,689,367	2,433,877
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 6/26/22 (d)(e)		2,403,186	2,415,201
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3293% 11/8/22 (d)(e)		810,000	814,390
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9436% 5/24/22 (d)(e)		4,039,475	4,041,495
			30,049,135

TOTAL UTILITIES			59,996,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,545,110,198)			1,547,521,664

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		18,827,000	18,629,865
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$25,623,829
3.1% 6/4/20		22,584,000	22,553,138
8.7% 11/18/19		2,958,000	3,216,737
KeyBank NA 6.95% 2/1/28		1,977,000	2,434,607
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,302,220
Regions Bank 7.5% 5/15/18		24,647,000	24,903,822
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,138,379
TOTAL BANK NOTES
(Cost $132,366,169)			132,802,597

Preferred Securities - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	$1,525,000	$1,950,099
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (c)		4,402,000	4,543,179
Danone SA 1.75% (Reg. S) (c)(d)	EUR	1,500,000	1,826,064
			6,369,243
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(d)		7,770,000	7,929,313
Sunoco Logistics Partners LP 6.25% (c)(d)		11,264,000	10,949,083
Total SA 2.625% (Reg. S) (c)(d)	EUR	2,150,000	2,708,105
			21,586,501
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		1,860,000	1,938,906
Banco Bilbao Vizcaya Argentaria SA 7% (c)(d)	EUR	2,800,000	3,599,596
Banco Do Brasil SA 9% (b)(c)(d)		3,445,000	3,782,780
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,930,000	2,121,335
Bank of America Corp.:
6.1% (c)(d)		8,141,000	8,855,811
6.25% (c)(d)		5,325,000	5,888,169
6.5% (c)(d)		3,000,000	3,358,457
Bank of Nova Scotia 4.65% (c)(d)		1,700,000	1,679,404
Barclays Bank PLC 7.625% 11/21/22		31,295,000	35,494,350
Barclays PLC:
6.625% (c)(d)		15,585,000	16,252,071
7.875% (Reg. S) (c)(d)	GBP	2,000,000	3,107,149
BNP Paribas SA 6.75% (Reg. S) (c)(d)		1,500,000	1,648,239
Citigroup, Inc.:
5.875% (c)(d)		4,305,000	4,569,350
5.95% (c)(d)		5,290,000	5,591,121
5.95% (c)(d)		2,285,000	2,372,061
Credit Agricole SA:
6.625% (b)(c)(d)		10,445,000	10,967,395
7.875% (b)(c)(d)		4,250,000	4,807,281
8.125% 9/19/33 (Reg. S) (d)		2,500,000	2,656,537
HSBC Holdings PLC 5.25% (c)(d)	EUR	2,000,000	2,788,380
Itau Unibanco Holding SA 6.125% (b)(c)(d)		2,510,000	2,568,442
KBC Groep NV 5.625% (c)(d)	EUR	800,000	1,029,530
Royal Bank of Scotland Group PLC:
7.5% (c)(d)		9,170,000	9,730,363
8.625% (c)(d)		3,665,000	4,103,387
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	2,050,000	3,144,869
			142,054,983
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5% (c)(d)		7,500,000	7,418,992
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(c)		1,018,800	1,037,319
8.625% (Reg. S) (c)		144,000	146,618
			1,183,937
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	2,900,000	4,324,566
Aviva PLC 6.125% (c)(d)	GBP	3,270,000	5,140,601
AXA SA 6.463% (c)(d)		1,012,000	1,035,956
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	2,600,000	3,518,930
			14,020,053

TOTAL FINANCIALS			164,677,965

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)		6,805,000	1,674,442
7.5% (Reg. S) (c)		100,000	24,604
			1,699,046
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (c)		1,170,000	1,004,184
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 3.75% (c)(d)	EUR	2,500,000	3,248,403
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		830,000	907,348
Telefonica Europe BV 6.5% (Reg. S) (c)(d)	EUR	5,500,000	7,127,801
			8,035,149
TOTAL PREFERRED SECURITIES
(Cost $201,315,366)			208,570,590
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (t)
(Cost $700,075,650)		700,012,139	700,152,141

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.500% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	6/20/18	EUR 29,000,000	$734,533
TOTAL PURCHASED SWAPTIONS
(Cost $472,991)			734,533
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $33,217,065,450)			32,850,307,846
NET OTHER ASSETS (LIABILITIES) - (3.7)%			(1,158,730,663)
NET ASSETS - 100%			$31,691,577,183

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/33	$(52,150,000)	$(51,924,191)
3% 3/1/33	(37,150,000)	(36,989,141)
3% 3/1/33	(39,850,000)	(39,677,450)
3% 3/1/33	(51,700,000)	(51,476,139)
3% 3/1/33	(24,400,000)	(24,294,348)
3% 3/1/33	(24,400,000)	(24,294,348)
3% 3/1/48	(5,600,000)	(5,426,602)
3% 3/1/48	(9,400,000)	(9,108,938)
3% 3/1/48	(68,100,000)	(65,991,352)
3.5% 3/1/48	(41,300,000)	(41,224,508)
4% 3/1/48	(11,000,000)	(11,268,125)
4% 3/1/48	(209,550,000)	(214,657,781)

TOTAL FANNIE MAE		(576,332,923)

Freddie Mac
4% 3/1/48	(2,600,000)	(2,663,883)
Ginnie Mae
4.5% 3/1/48	(34,500,000)	(35,884,689)
4.5% 3/1/48	(39,200,000)	(40,773,325)

TOTAL GINNIE MAE		(76,658,014)

TOTAL TBA SALE COMMITMENTS
(Proceeds $655,325,636)		$(655,654,820)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	March 2018	$2,878,442	$(52,660)	$(52,660)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	38	March 2018	7,488,994	(261,518)	(261,518)
TOTAL BOND INDEX CONTRACTS					(314,178)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	June 2018	17,166,703	27,628	27,628
CBOT 2-Year U.S. Treasury Note Contracts (United States)	111	June 2018	23,584,031	(218)	(218)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	147	June 2018	16,747,664	(44,124)	(44,124)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	18	June 2018	2,581,875	31,461	31,461
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	40	June 2018	5,122,500	9,955	9,955
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	23	June 2018	3,585,125	13,809	13,809
TME 10 Year Canadian Note Contracts (Canada)	77	June 2018	7,901,621	60,448	60,448
TOTAL TREASURY CONTRACTS					98,959

TOTAL PURCHASED					(215,219)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	153	March 2018	24,459,926	34,574	34,574
Eurex Euro-Bund Contracts (Germany)	9	March 2018	1,750,651	(7,116)	(7,116)
Eurex Euro-Bund Contracts (Germany)	15	June 2018	2,868,891	(14)	(14)
ICE Long Gilt Contracts (United Kingdom)	9	June 2018	1,500,218	(4,228)	(4,228)
ICE Medium Gilt Contracts (United Kingdom)	25	June 2018	3,876,099	(2,323)	(2,323)
TOTAL BOND INDEX CONTRACTS					20,893
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	372	June 2018	44,657,438	127,148	127,148
CBOT 2-Year U.S. Treasury Note Contracts (United States)	515	June 2018	109,421,406	146,881	146,881
CBOT Long Term U.S. Treasury Bond Contracts (United States)	61	June 2018	8,749,688	(27,772)	(27,772)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	519	June 2018	66,464,438	(203,834)	(203,834)
TOTAL TREASURY CONTRACTS					42,423

TOTAL SOLD					63,316

TOTAL FUTURES CONTRACTS					$(151,903)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,212,503	EUR	993,000	JPMorgan Chase Bank	3/2/18	$1,043
EUR	229,000	USD	282,501	Citibank, N.A.	5/18/18	(1,454)
EUR	3,080,000	USD	3,808,174	Goldman Sachs Bank USA	5/18/18	(28,154)
EUR	11,840,228	USD	14,669,439	JPMorgan Chase Bank	5/18/18	(138,175)
EUR	1,056,000	USD	1,296,865	JPMorgan Chase Bank	5/18/18	(859)
GBP	341,000	USD	471,526	JPMorgan Chase Bank	5/18/18	(428)
USD	197,598	AUD	250,000	JPMorgan Chase Bank	5/18/18	3,387
USD	10,204,114	CAD	12,863,000	BNP Paribas	5/18/18	165,444
USD	167,241,046	EUR	134,653,000	JPMorgan Chase Bank	5/18/18	1,984,247
USD	7,253,187	EUR	5,788,180	State Street Bank and Trust Co.	5/18/18	149,475
USD	680,754	EUR	548,000	State Street Bank and Trust Co.	5/18/18	8,205
USD	68,573,788	GBP	48,787,000	Goldman Sachs Bank USA	5/18/18	1,173,563
USD	1,553,432	GBP	1,105,000	State Street Bank and Trust Co.	5/18/18	26,852
USD	29,553	JPY	3,150,000	JPMorgan Chase Bank	5/18/18	(132)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,343,014
					Unrealized Appreciation	3,512,216
					Unrealized Depreciation	(169,202)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(122,409)	$0	$(122,409)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(120,580)	80,071	(40,509)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,150,000	(152,423)	137,049	(15,374)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 3,550,000	(871,416)	791,667	(79,749)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(107,836)	104,014	(3,822)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(31,181)	2,671	(28,510)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,600,000	(95,778)	(107,285)	(203,063)
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,350,000	(24,363)	(95,897)	(120,260)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(35,435)	(105,808)	(141,243)
TOTAL BUY PROTECTION							(1,561,421)	806,482	(754,939)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	266,396	0	266,396
Intesa Sanpaolo Spa	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(42,895)	163,034	120,139
TOTAL SELL PROTECTION							223,501	163,034	386,535

TOTAL CREDIT DEFAULT SWAPS							$(1,337,920)	$969,516	$(368,404)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,674,654,323 or 8.4% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,248,587.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,740,484.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $264,233.

 (q) Non-income producing

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $458,922 and $460,198, respectively.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,092,511
Total	$5,092,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$883,404	$883,404	$--	$--
Energy	9,658,272	4,568,722	--	5,089,550
Financials	3,385,781	1,389,386	1,996,395	--
Materials	3,398,108	3,398,108	--	--
Real Estate	5,422,067	4,633,224	788,843	--
Telecommunication Services	198,313	163,713	--	34,600
Corporate Bonds	9,576,664,814	--	9,576,663,807	1,007
U.S. Government and Government Agency Obligations	13,027,878,575	--	13,027,878,575	--
U.S. Government Agency - Mortgage Securities	5,479,698,735	--	5,479,698,735	--
Asset-Backed Securities	304,290,522	--	301,238,695	3,051,827
Collateralized Mortgage Obligations	615,396,512	--	615,396,512	--
Commercial Mortgage Securities	569,196,111	--	569,196,111	--
Municipal Securities	383,316,440	--	383,316,440	--
Foreign Government and Government Agency Obligations	281,138,667	--	273,673,074	7,465,593
Bank Loan Obligations	1,547,521,664	--	1,541,838,525	5,683,139
Bank Notes	132,802,597	--	132,802,597	--
Preferred Securities	208,570,590	--	208,570,590	--
Money Market Funds	700,152,141	700,152,141	--	--
Purchased Swaptions	734,533	--	734,533	--
Total Investments in Securities:	$32,850,307,846	$715,188,698	$32,113,793,432	$21,325,716
Derivative Instruments:
Assets
Futures Contracts	$451,904	$451,904	$--	$--
Forward Foreign Currency Contracts	3,512,216	--	3,512,216	--
Swaps	266,396	--	266,396	--
Total Assets	$4,230,516	$451,904	$3,778,612	$--
Liabilities
Futures Contracts	$(603,807)	$(603,807)	$--	$--
Forward Foreign Currency Contracts	(169,202)	--	(169,202)	--
Swaps	(1,604,316)	--	(1,604,316)	--
Total Liabilities	$(2,377,325)	$(603,807)	$(1,773,518)	$--
Total Derivative Instruments:	$1,853,191	$(151,903)	$2,005,094	$--
Other Financial Instruments:
TBA Sale Commitments	$(655,654,820)	$--	$(655,654,820)	$--
Total Other Financial Instruments:	$(655,654,820)	$--	$(655,654,820)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$734,533	$0
Swaps(b)	266,396	(1,604,316)
Total Credit Risk	1,000,929	(1,604,316)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	3,512,216	(169,202)
Total Foreign Exchange Risk	3,512,216	(169,202)
Interest Rate Risk
Futures Contracts(d)	451,904	(603,807)
Total Interest Rate Risk	451,904	(603,807)
Total Value of Derivatives	$4,965,049	$(2,377,325)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Mexico	2.0%
Netherlands	1.9%
United Kingdom	1.7%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,516,989,800)	$32,150,155,705
Fidelity Central Funds (cost $700,075,650)	700,152,141
Total Investment in Securities (cost $33,217,065,450)		$32,850,307,846
Cash		47,069,975
Foreign currency held at value (cost $1,160,458)		1,147,868
Receivable for investments sold		206,424,557
Receivable for TBA sale commitments		655,325,636
Unrealized appreciation on forward foreign currency contracts		3,512,216
Receivable for fund shares sold		41,714,689
Dividends receivable		146,447
Interest receivable		204,719,910
Distributions receivable from Fidelity Central Funds		732,736
Receivable for daily variation margin on centrally cleared OTC swaps		811
Other receivables		206,047
Total assets		34,011,308,738
Liabilities
Payable for investments purchased
Regular delivery	$118,666,725
Delayed delivery	1,480,080,094
TBA sale commitments, at value	655,654,820
Unrealized depreciation on forward foreign currency contracts	169,202
Payable for fund shares redeemed	48,039,325
Distributions payable	2,764,249
Bi-lateral OTC swaps, at value	1,481,907
Accrued management fee	8,118,928
Distribution and service plan fees payable	322,332
Payable for daily variation margin on futures contracts	292,601
Other affiliated payables	3,935,310
Other payables and accrued expenses	206,062
Total liabilities		2,319,731,555
Net Assets		$31,691,577,183
Net Assets consist of:
Paid in capital		$32,094,442,060
Undistributed net investment income		40,032,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,690,162)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(364,207,052)
Net Assets		$31,691,577,183
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($504,369,578 ÷ 48,398,404 shares)		$10.42
Maximum offering price per share (100/96.00 of $10.42)		$10.85
Class M:
Net Asset Value and redemption price per share ($301,987,901 ÷ 29,029,524 shares)		$10.40
Maximum offering price per share (100/96.00 of $10.40)		$10.83
Class C:
Net Asset Value and offering price per share ($183,067,903 ÷ 17,561,009 shares)(a)		$10.42
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,808,092,252 ÷ 2,285,471,243 shares)		$10.42
Class I:
Net Asset Value, offering price and redemption price per share ($4,821,249,070 ÷ 463,536,932 shares)		$10.40
Class Z:
Net Asset Value, offering price and redemption price per share ($2,072,810,479 ÷ 199,275,788 shares)		$10.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$6,827,441
Interest		475,672,800
Income from Fidelity Central Funds		5,092,511
Total income		487,592,752
Expenses
Management fee	$48,363,852
Transfer agent fees	16,446,345
Distribution and service plan fees	1,957,268
Fund wide operations fee	6,837,094
Independent trustees' fees and expenses	59,065
Miscellaneous	44,490
Total expenses before reductions	73,708,114
Expense reductions	(48,555)	73,659,559
Net investment income (loss)		413,933,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,982,221)
Fidelity Central Funds	3,792
Forward foreign currency contracts	(11,264,823)
Foreign currency transactions	16,466,381
Futures contracts	5,209,636
Swaps	352,421
Total net realized gain (loss)		6,785,186
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(942,406,816)
Fidelity Central Funds	(3,792)
Forward foreign currency contracts	4,610,970
Assets and liabilities in foreign currencies	(71,438)
Futures contracts	359,036
Swaps	272,008
Delayed delivery commitments	357,181
Total change in net unrealized appreciation (depreciation)		(936,882,851)
Net gain (loss)		(930,097,665)
Net increase (decrease) in net assets resulting from operations		$(516,164,472)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$413,933,193	$775,303,535
Net realized gain (loss)	6,785,186	36,180,617
Change in net unrealized appreciation (depreciation)	(936,882,851)	(187,045,805)
Net increase (decrease) in net assets resulting from operations	(516,164,472)	624,438,347
Distributions to shareholders from net investment income	(449,309,447)	(739,976,289)
Distributions to shareholders from net realized gain	(72,496,766)	(67,918,257)
Total distributions	(521,806,213)	(807,894,546)
Share transactions - net increase (decrease)	2,042,733,161	5,166,571,919
Total increase (decrease) in net assets	1,004,762,476	4,983,115,720
Net Assets
Beginning of period	30,686,814,707	25,703,698,987
End of period	$31,691,577,183	$30,686,814,707
Other Information
Undistributed net investment income end of period	$40,032,337	$75,408,591

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.124	.272	.312	.287	.292	.263
Net realized and unrealized gain (loss)	(.313)	(.086)	.377	(.224)	.382	(.468)
Total from investment operations	(.189)	.186	.689	.063	.674	(.205)
Distributions from net investment income	(.136)	(.258)	(.290)	(.270)	(.275)	(.250)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.161)	(.286)	(.349)	(.303)	(.384)	(.605)
Net asset value, end of period	$10.42	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C,D	(1.78)%	1.77%	6.71%	.58%	6.56%	(1.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.75%	.76%	.79%
Expenses net of all reductions	.76%G	.75%	.75%	.75%	.76%	.79%
Net investment income (loss)	2.35%G	2.53%	2.95%	2.69%	2.76%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$504,370	$521,557	$1,233,806	$852,243	$639,235	$517,259
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46	$11.28
Income from Investment Operations
Net investment income (loss)A	.124	.267	.309	.285	.290	.265
Net realized and unrealized gain (loss)	(.314)	(.083)	.378	(.234)	.392	(.477)
Total from investment operations	(.190)	.184	.687	.051	.682	(.212)
Distributions from net investment income	(.135)	(.256)	(.288)	(.268)	(.273)	(.253)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.160)	(.284)	(.347)	(.301)	(.382)	(.608)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C,D	(1.78)%	1.76%	6.71%	.47%	6.65%	(2.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.77%	.77%	.78%	.76%
Expenses net of fee waivers, if any	.77%G	.76%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.77%G	.76%	.77%	.77%	.78%	.76%
Net investment income (loss)	2.35%G	2.53%	2.94%	2.67%	2.74%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$301,988	$287,111	$155,518	$101,673	$57,972	$52,848
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.084	.188	.231	.205	.211	.185
Net realized and unrealized gain (loss)	(.314)	(.084)	.378	(.225)	.382	(.469)
Total from investment operations	(.230)	.104	.609	(.020)	.593	(.284)
Distributions from net investment income	(.095)	(.176)	(.210)	(.187)	(.194)	(.171)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.120)	(.204)	(.269)	(.220)	(.303)	(.526)
Net asset value, end of period	$10.42	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C,D	(2.15)%	.99%	5.90%	(.20)%	5.75%	(2.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of all reductions	1.53%G	1.52%	1.52%	1.53%	1.53%	1.51%
Net investment income (loss)	1.58%G	1.77%	2.19%	1.92%	1.99%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$183,068	$190,273	$186,380	$139,264	$83,818	$79,711
Portfolio turnover rateH	102%G	137%	134%	140%I	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.86	$10.53	$10.77	$10.47	$11.29
Income from Investment Operations
Net investment income (loss)A	.140	.302	.343	.320	.326	.300
Net realized and unrealized gain (loss)	(.303)	(.085)	.368	(.224)	.392	(.478)
Total from investment operations	(.163)	.217	.711	.096	.718	(.178)
Distributions from net investment income	(.152)	(.289)	(.322)	(.303)	(.309)	(.287)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.177)	(.317)	(.381)	(.336)	(.418)	(.642)
Net asset value, end of period	$10.42	$10.76	$10.86	$10.53	$10.77	$10.47
Total ReturnB,C	(1.53)%	2.07%	6.94%	.88%	7.00%	(1.70)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.66%F	2.84%	3.25%	2.99%	3.07%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,808,092	$23,732,156	$20,469,677	$17,359,294	$14,547,801	$11,526,014
Portfolio turnover rateG	102%F	137%	134%	140%H	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.76	$10.46	$11.27
Income from Investment Operations
Net investment income (loss)A	.137	.295	.337	.313	.319	.295
Net realized and unrealized gain (loss)	(.313)	(.083)	.378	(.233)	.393	(.469)
Total from investment operations	(.176)	.212	.715	.080	.712	(.174)
Distributions from net investment income	(.149)	(.284)	(.316)	(.297)	(.303)	(.281)
Distributions from net realized gain	(.025)	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.174)	(.312)	(.375)	(.330)	(.412)	(.636)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C	(1.66)%	2.02%	6.99%	.73%	6.95%	(1.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.61%F	2.79%	3.20%	2.94%	3.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,821,249	$4,481,725	$2,846,878	$1,266,870	$573,410	$244,911
Portfolio turnover rateG	102%F	137%	134%	140%H	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.144	.310	.352	.234
Net realized and unrealized gain (loss)	(.312)	(.083)	.378	(.167)
Total from investment operations	(.168)	.227	.730	.067
Distributions from net investment income	(.157)	(.299)	(.331)	(.217)
Distributions from net realized gain	(.025)	(.028)	(.059)	–
Total distributions	(.182)	(.327)	(.390)	(.217)
Net asset value, end of period	$10.40	$10.75	$10.85	$10.51
Total ReturnC,D	(1.59)%	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	2.75%G	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,072,810	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	102%G	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, certain conversion ratio adjustments, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$393,286,506
Gross unrealized depreciation	(722,483,134)
Net unrealized appreciation (depreciation)	$(329,196,628)
Tax cost	$33,182,685,369

The Fund elected to defer to its next fiscal year approximately $49,045,791 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased options	$(749,571)	$ 327,491
Swaps	(53,903)	66,782
Total Credit Risk	(803,474)	394,273
Foreign Exchange Risk
Forward Foreign Currency Contracts	(11,264,823)	4,610,970
Interest Rate Risk
Futures Contracts	5,209,636	359,036
Swaps	406,324	205,226
Total Interest Rate Risk	5,615,960	564,262
Totals	$(6,452,337)	$5,569,505

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,529,945,675 and $2,651,784,633, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$647,613	$3,030
Class M	-%	.25%	374,919	98,226
Class C	.75%	.25%	934,736	134,223
			$1,957,268	$235,479

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,429
Class M	5,263
Class C(a)	11,995
$61,687

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$398,784.16
Class M	239,340.16
Class C	156,517.17
Total Bond	12,087,968.10
Class I	3,477,687.15
Class Z	86,049.01
	$16,446,345

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,400.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $54,402.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $48,555.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$6,636,770	$21,656,972
Class M	3,831,041	4,370,911
Class C	1,675,287	3,033,896
Total Bond	345,790,129	586,137,135
Class I	65,856,367	93,037,515
Class Z	25,519,853	31,739,860
Total	$449,309,447	$739,976,289
From net realized gain
Class A	$1,217,520	$3,152,995
Class M	687,881	416,240
Class C	431,234	491,517
Total Bond	55,742,692	54,284,285
Class I	10,651,705	7,617,861
Class Z	3,765,734	1,955,359
Total	$72,496,766	$67,918,257

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	9,149,263	35,580,281	$97,219,607	$378,631,170
Reinvestment of distributions	724,842	2,271,068	7,705,261	24,175,284
Shares redeemed	(9,912,451)	(102,937,028)	(105,299,107)	(1,089,228,226)
Net increase (decrease)	(38,346)	(65,085,679)	$(374,239)	$(686,421,772)
Class M
Shares sold	5,489,771	17,161,400	$58,318,822	$182,620,103
Reinvestment of distributions	424,062	442,288	4,498,626	4,706,740
Shares redeemed	(3,595,194)	(5,227,159)	(38,122,704)	(55,482,738)
Net increase (decrease)	2,318,639	12,376,529	$24,694,744	$131,844,105
Class C
Shares sold	2,748,168	5,742,872	$29,244,325	$61,343,735
Reinvestment of distributions	191,889	311,520	2,041,252	3,319,847
Shares redeemed	(3,043,819)	(5,532,987)	(32,364,386)	(58,835,524)
Net increase (decrease)	(103,762)	521,405	$(1,078,809)	$5,828,058
Total Bond
Shares sold	344,459,784	715,776,478	$3,658,187,908	$7,613,246,265
Reinvestment of distributions	36,367,309	57,507,306	386,286,653	612,532,396
Shares redeemed	(300,207,835)	(452,613,004)	(3,174,971,426)	(4,806,739,429)
Net increase (decrease)	80,619,258	320,670,780	$869,503,135	$3,419,039,232
Class I
Shares sold	95,336,215	245,139,592	$1,010,770,765	$2,596,745,220
Reinvestment of distributions	6,877,200	8,911,840	72,930,992	94,805,632
Shares redeemed	(55,696,794)	(99,475,433)	(589,727,932)	(1,055,508,510)
Net increase (decrease)	46,516,621	154,575,999	$493,973,825	$1,636,042,342
Class Z
Shares sold	91,489,578	155,922,153	$965,955,052	$1,656,237,293
Reinvestment of distributions	2,282,632	2,946,230	24,197,067	31,368,596
Shares redeemed	(31,639,822)	(96,526,329)	(334,137,614)	(1,027,365,935)
Net increase (decrease)	62,132,388	62,342,054	$656,014,505	$660,239,954

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.76%
Actual		$1,000.00	$982.20	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.77%
Actual		$1,000.00	$982.20	$3.78
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.53%
Actual		$1,000.00	$978.50	$7.51
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Total Bond	.45%
Actual		$1,000.00	$984.70	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$983.40	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$984.10	$1.77
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Flex℠ Funds Fidelity Flex℠ Core Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	53.7%
AAA	0.3%
AA	0.4%
A	5.8%
BBB	14.9%
BB and Below	18.8%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	32.1%
U.S. Government and U.S. Government Agency Obligations	53.7%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	1.0%
Other Investments	6.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 10.0%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$205,742
Media - 1.3%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	30,398
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	46,341
5.375% 5/1/47	30,000	29,695
Comcast Corp. 6.45% 3/15/37	15,000	19,205
Time Warner Cable, Inc.:
4% 9/1/21	80,000	80,772
7.3% 7/1/38	120,000	143,901
Time Warner, Inc. 6.2% 3/15/40	40,000	46,778
		397,090

TOTAL CONSUMER DISCRETIONARY		602,832

CONSUMER STAPLES - 0.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,582
4.7% 2/1/36	125,000	131,357
		175,939
Tobacco - 0.3%
Reynolds American, Inc. 7.25% 6/15/37	75,000	98,866

TOTAL CONSUMER STAPLES		274,805

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	34,945
8.125% 9/15/30	26,000	33,878
Anadarko Finance Co. 7.5% 5/1/31	40,000	50,594
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	43,685
6.6% 3/15/46	30,000	37,401
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	24,868
5.85% 2/1/35	25,000	28,322
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	23,454
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,653
5.8% 6/1/45	10,000	11,577
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,950
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,500
Enbridge, Inc.:
4.25% 12/1/26	25,000	25,164
5.5% 12/1/46	25,000	28,142
Encana Corp. 6.625% 8/15/37	15,000	18,560
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,088
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	74,967
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,071
MPLX LP 4.875% 12/1/24	10,000	10,521
Petrobras Global Finance BV:
5.625% 5/20/43	50,000	42,750
6.125% 1/17/22	145,000	152,591
7.25% 3/17/44	50,000	50,750
7.375% 1/17/27	90,000	97,560
Petroleos Mexicanos:
4.625% 9/21/23	330,000	331,683
5.625% 1/23/46	40,000	35,816
6.35% 2/12/48 (a)	15,000	14,624
6.5% 3/13/27 (a)	20,000	21,377
6.75% 9/21/47	130,000	132,193
6.75% 9/21/47 (a)	20,000	20,337
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	44,000	43,019
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	70,525
5.75% 6/24/44	35,000	37,188
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,548
5.375% 6/1/21	48,000	50,242
Williams Partners LP 4.3% 3/4/24	100,000	102,518
		1,806,061
FINANCIALS - 10.6%
Banks - 5.2%
Bank of America Corp.:
3.004% 12/20/23 (a)(b)	66,000	64,578
3.5% 4/19/26	160,000	157,574
3.705% 4/24/28 (b)	29,000	28,463
5.65% 5/1/18	110,000	110,637
Barclays PLC 4.375% 1/12/26	200,000	200,211
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,409
2.876% 7/24/23 (b)	43,000	41,969
3.142% 1/24/23 (b)	23,000	22,833
4.4% 6/10/25	70,000	71,850
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	251,557
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	34,962
2.95% 10/1/26	135,000	126,876
4.35% 8/15/21	125,000	129,963
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	169,051
6% 12/19/23	65,000	69,399
6.125% 12/15/22	80,000	85,318
		1,626,650
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,666
Deutsche Bank AG London Branch 4.1% 1/13/26	100,000	97,650
Deutsche Bank AG New York Branch 3.15% 1/22/21	100,000	99,085
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	166,675
3.2% 2/23/23	35,000	34,463
3.691% 6/5/28 (b)	170,000	165,421
3.75% 5/22/25	50,000	49,808
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	9,513
4.875% 2/15/24	9,000	9,583
Morgan Stanley:
3.125% 7/27/26	171,000	162,194
5.625% 9/23/19	100,000	104,228
5.75% 1/25/21	150,000	160,861
		1,082,147
Consumer Finance - 0.9%
Capital One Financial Corp.:
2.5% 5/12/20	125,000	123,522
3.8% 1/31/28	22,000	21,359
Discover Financial Services:
3.95% 11/6/24	80,000	79,880
4.1% 2/9/27	76,000	75,169
		299,930
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	33,886
3.85% 2/1/25	40,000	39,008
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,681
		84,575
Insurance - 0.7%
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	52,832
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	46,800
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	82,391
Unum Group 3.875% 11/5/25	50,000	49,756
		231,779

TOTAL FINANCIALS		3,325,081

HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	25,754
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	50,000	52,625
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,818
Mylan NV:
3.15% 6/15/21	50,000	49,551
3.95% 6/15/26	20,000	19,345
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	48,141
3.15% 10/1/26	65,000	53,013
Zoetis, Inc. 3.45% 11/13/20	15,000	15,167
		225,035

TOTAL HEALTH CARE		303,414

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	40,401
Trading Companies & Distributors - 0.4%
International Lease Finance Corp. 5.875% 8/15/22	100,000	109,071

TOTAL INDUSTRIALS		149,472

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Corporate Office Properties LP 5.25% 2/15/24	157,000	165,109
DDR Corp. 4.625% 7/15/22	65,000	67,650
Duke Realty LP 3.625% 4/15/23	50,000	50,572
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	164,360
4.5% 1/15/25	6,000	5,840
4.75% 1/15/28	59,000	57,111
WP Carey, Inc. 4% 2/1/25	28,000	27,687
		538,329
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	103,272
3.95% 11/15/27	19,000	18,304
Digital Realty Trust LP:
4.75% 10/1/25	45,000	47,494
5.25% 3/15/21	30,000	31,757
Liberty Property LP 4.4% 2/15/24	40,000	41,731
Mack-Cali Realty LP 3.15% 5/15/23	50,000	45,504
Ventas Realty LP:
3.5% 2/1/25	65,000	63,741
4% 3/1/28	11,000	10,887
		362,690

TOTAL REAL ESTATE		901,019

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	100,000	100,225
6.3% 1/15/38	50,000	57,651
Verizon Communications, Inc.:
5.012% 4/15/49	30,000	30,443
5.012% 8/21/54	85,000	84,198
5.5% 3/16/47	11,000	12,017
		284,534
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,315
7.375% 11/15/31	85,000	112,072
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,779
		168,166
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	50,000	54,500

TOTAL UTILITIES		222,666

TOTAL NONCONVERTIBLE BONDS
(Cost $7,926,480)		7,869,884

U.S. Government and Government Agency Obligations - 35.4%
U.S. Treasury Inflation-Protected Obligations - 6.9%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	684,244	665,235
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$1,352,229	$1,309,909
0.375% 7/15/27	171,324	166,096

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,141,240

U.S. Treasury Obligations - 28.5%
U.S. Treasury Bonds:
2.75% 11/15/47	83,000	76,898
3% 2/15/47	947,000	923,436
3% 5/15/47	194,000	189,089
U.S. Treasury Notes:
1.75% 6/30/22	332,000	320,367
1.875% 3/31/22	6,254,000	6,082,504
2.125% 7/31/24	216,000	207,807
2.125% 11/30/24	336,000	322,206
2.25% 12/31/24	453,000	437,623
2.25% 2/15/27	213,000	202,350
2.25% 11/15/27	130,000	123,007

TOTAL U.S. TREASURY OBLIGATIONS		8,885,287

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,347,121)		11,026,527

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.9%
3.5% 3/1/48 (c)	150,000	149,726
3.5% 3/1/48 (c)	50,000	49,909
3.5% 3/1/48 (c)	50,000	49,909
3.5% 3/1/48 (c)	25,000	24,954
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $275,331)		274,498

Asset-Backed Securities - 0.6%
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	$100,000	$99,346
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	49,875	49,339
Class A2II, 4.03% 11/20/47 (a)	49,875	49,938
TOTAL ASSET-BACKED SECURITIES
(Cost $199,922)		198,623

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (a)(b)	9,786	9,785
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	30,770	30,564
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,960)		40,349

Commercial Mortgage Securities - 1.2%
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.1241% 5/10/47 (b)(d)	98,688	4,406
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (b)(d)	874,227	45,494
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.8095% 12/15/30 (a)(b)(e)	76,000	76,000
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (a)(b)	125,000	124,585
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(e)	35,155	35,162
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	25,000	25,023
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.1255% 8/15/47 (b)(d)	953,944	47,190
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $364,009)		357,860

Municipal Securities - 1.0%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	130,647
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$117,854
Series 2010-3, 5.547% 4/1/19	70,000	71,446
TOTAL MUNICIPAL SECURITIES
(Cost $312,163)		319,947

Foreign Government and Government Agency Obligations - 0.6%
Argentine Republic 5.875% 1/11/28	$100,000	$93,450
Dominican Republic 5.95% 1/25/27 (a)	100,000	105,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $205,219)		199,300
	Shares	Value

Fixed-Income Funds - 30.8%
Fidelity Floating Rate Central Fund (f)	16,092	1,662,580
Fidelity Mortgage Backed Securities Central Fund (f)	50,675	5,342,196
Fidelity Specialized High Income Central Fund (f)	25,743	2,588,747
TOTAL FIXED-INCOME FUNDS
(Cost $9,772,388)		9,593,523

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $1,398,468)	1,398,189	1,398,468
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $31,842,061)		31,278,979
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(79,198)
NET ASSETS - 100%		$31,199,781

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/48	$(75,000)	$(74,863)
3.5% 3/1/48	(50,000)	(49,909)
3.5% 3/1/48	(25,000)	(24,954)
TOTAL TBA SALE COMMITMENTS
(Proceeds $149,719)		$(149,726)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $930,595 or 3.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,447
Fidelity Floating Rate Central Fund	41,652
Fidelity Mortgage Backed Securities Central Fund	70,619
Fidelity Specialized High Income Central Fund	103,656
Total	$221,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,244,345	$416,651	$--	$--	$1,584	$1,662,580	0.1%
Fidelity Mortgage Backed Securities Central Fund	4,765,339	997,703	258,239	(854)	(161,753)	5,342,196	0.1%
Fidelity Specialized High Income Central Fund	2,034,874	653,655	--	--	(99,782)	2,588,747	0.4%
Total	$8,044,558	$2,068,009	$258,239	$(854)	$(259,951)	$9,593,523

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$7,869,884	$--	$7,869,884	$--
U.S. Government and Government Agency Obligations	11,026,527	--	11,026,527	--
U.S. Government Agency - Mortgage Securities	274,498	--	274,498	--
Asset-Backed Securities	198,623	--	198,623	--
Collateralized Mortgage Obligations	40,349	--	40,349	--
Commercial Mortgage Securities	357,860	--	357,860	--
Municipal Securities	319,947	--	319,947	--
Foreign Government and Government Agency Obligations	199,300	--	199,300	--
Fixed-Income Funds	9,593,523	9,593,523	--	--
Money Market Funds	1,398,468	1,398,468	--	--
Total Investments in Securities:	$31,278,979	$10,991,991	$20,286,988	$--
Other Financial Instruments:
TBA Sale Commitments	$(149,726)	$--	$(149,726)	$--
Total Other Financial Instruments:	$(149,726)	$--	$(149,726)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Netherlands	2.0%
United Kingdom	1.9%
Mexico	1.8%
Canada	1.4%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,671,205)	$20,286,988
Fidelity Central Funds (cost $11,170,856)	10,991,991
Total Investment in Securities (cost $31,842,061)		$31,278,979
Cash		34,358
Receivable for TBA sale commitments		149,719
Receivable for fund shares sold		12,479
Dividends receivable		14
Interest receivable		153,789
Distributions receivable from Fidelity Central Funds		708
Total assets		31,630,046
Liabilities
Payable for investments purchased
Delayed delivery	$275,332
TBA sale commitments, at value	149,726
Payable for fund shares redeemed	5,207
Total liabilities		430,265
Net Assets		$31,199,781
Net Assets consist of:
Paid in capital		$31,801,578
Distributions in excess of net investment income		(7,114)
Accumulated undistributed net realized gain (loss) on investments		(31,594)
Net unrealized appreciation (depreciation) on investments		(563,089)
Net Assets, for 3,168,469 shares outstanding		$31,199,781
Net Asset Value, offering price and redemption price per share ($31,199,781 ÷ 3,168,469 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$300,363
Income from Fidelity Central Funds		173,685
Total income		474,048
Expenses
Independent trustees' fees and expenses	$59
Miscellaneous	43
Total expenses		102
Net investment income (loss)		473,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,936)
Fidelity Central Funds	(854)
Capital gain distributions from Fidelity Central Funds	47,689
Total net realized gain (loss)		(7,101)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(702,694)
Fidelity Central Funds	(259,951)
Delayed delivery commitments	(7)
Total change in net unrealized appreciation (depreciation)		(962,652)
Net gain (loss)		(969,753)
Net increase (decrease) in net assets resulting from operations		$(495,807)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	For the period March 7, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$473,946	$374,647
Net realized gain (loss)	(7,101)	134,165
Change in net unrealized appreciation (depreciation)	(962,652)	399,563
Net increase (decrease) in net assets resulting from operations	(495,807)	908,375
Distributions to shareholders from net investment income	(509,213)	(344,679)
Distributions to shareholders from net realized gain	(160,473)	–
Total distributions	(669,686)	(344,679)
Share transactions
Proceeds from sales of shares	31,298,134	27,990,779
Reinvestment of distributions	669,686	344,679
Cost of shares redeemed	(28,405,235)	(96,465)
Net increase (decrease) in net assets resulting from share transactions	3,562,585	28,238,993
Total increase (decrease) in net assets	2,397,092	28,802,689
Net Assets
Beginning of period	28,802,689	–
End of period	$31,199,781	$28,802,689
Other Information
Undistributed net investment income end of period	$–	$28,153
Distributions in excess of net investment income end of period	$(7,114)	$–
Shares
Sold	3,131,351	2,794,789
Issued in reinvestment of distributions	66,578	33,972
Redeemed	(2,848,726)	(9,495)
Net increase (decrease)	349,203	2,819,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Core Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.150	.145
Net realized and unrealized gain (loss)	(.307)	.209
Total from investment operations	(.157)	.354
Distributions from net investment income	(.161)	(.134)
Distributions from net realized gain	(.052)	–
Total distributions	(.213)	(.134)
Net asset value, end of period	$9.85	$10.22
Total ReturnC,D	(1.56)%	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	3.01%G	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$31,200	$28,803
Portfolio turnover rateI	43%G	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,965
Gross unrealized depreciation	(623,198)
Net unrealized appreciation (depreciation)	$(561,233)
Tax cost	$31,840,212

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,735,419 and $720,206, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	- %-C	$1,000.00	$984.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .06%.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ZCD-SANN-0418
1.9881606.100

Fidelity® Total Bond K6 Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	61.4%
AAA	0.4%
AA	0.2%
A	5.2%
BBB	10.9%
BB and Below	16.6%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	26.9%
U.S. Government and U.S. Government Agency Obligations	61.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	0.7%
Municipal Bonds	0.7%
Other Investments	5.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 7.4%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	$3,950,000	$4,063,396
Media - 1.3%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	562,367
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	973,164
5.375% 5/1/47	750,000	742,377
Comcast Corp. 6.45% 3/15/37	365,000	467,325
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,494,275
7.3% 7/1/38	2,420,000	2,902,007
Time Warner, Inc. 6.2% 3/15/40	840,000	982,343
		8,123,858

TOTAL CONSUMER DISCRETIONARY		12,187,254

CONSUMER STAPLES - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,582
4.7% 2/1/36	2,325,000	2,443,245
		2,487,827
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	75,000	98,866

TOTAL CONSUMER STAPLES		2,586,693

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	542,898
8.125% 9/15/30	398,000	518,589
Anadarko Finance Co. 7.5% 5/1/31	790,000	999,239
Anadarko Petroleum Corp.:
5.55% 3/15/26	515,000	562,439
6.6% 3/15/46	630,000	785,415
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	522,237
5.85% 2/1/35	525,000	594,762
Cenovus Energy, Inc. 4.25% 4/15/27	534,000	521,851
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,653
5.8% 6/1/45	10,000	11,577
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	570,000	540,075
DCP Midstream Operating LP 3.875% 3/15/23	520,000	507,000
Enbridge, Inc.:
4.25% 12/1/26	525,000	528,442
5.5% 12/1/46	525,000	590,988
Encana Corp. 6.625% 8/15/37	350,000	433,059
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,088
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,574,316
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,071
MPLX LP 4.875% 12/1/24	200,000	210,415
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	962,500
6.125% 1/17/22	2,730,000	2,872,916
7.25% 3/17/44	1,300,000	1,319,500
7.375% 1/17/27	2,130,000	2,308,920
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	6,030,600
6.375% 1/23/45	2,300,000	2,231,000
6.5% 3/13/27 (a)	20,000	21,377
6.75% 9/21/47	2,110,000	2,145,596
6.75% 9/21/47 (a)	20,000	20,337
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	692,000	676,567
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,942,500
4.55% 6/24/24	70,000	70,525
5.75% 6/24/44	35,000	37,188
Western Gas Partners LP:
4.5% 3/1/28	200,000	201,259
4.65% 7/1/26	35,000	35,548
5.375% 6/1/21	1,563,000	1,636,015
Williams Partners LP 4.3% 3/4/24	2,000,000	2,050,360
		34,088,822
FINANCIALS - 8.7%
Banks - 4.1%
Bank of America Corp.:
3.004% 12/20/23 (a)(b)	2,001,000	1,957,890
3.5% 4/19/26	2,630,000	2,590,115
3.705% 4/24/28 (b)	528,000	518,222
5.65% 5/1/18	110,000	110,637
Barclays PLC 4.375% 1/12/26	900,000	900,950
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,131,116
3.142% 1/24/23 (b)	443,000	439,776
4.4% 6/10/25	1,970,000	2,022,059
5.5% 9/13/25	472,000	516,285
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,184,617
3.8% 6/9/23	1,250,000	1,257,786
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	849,000	866,847
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	34,962
2.95% 10/1/26	3,085,000	2,899,350
3.882% 7/24/38 (b)	1,000,000	968,036
4.35% 8/15/21	2,425,000	2,521,292
Rabobank Nederland 4.375% 8/4/25	500,000	507,970
Regions Bank 6.45% 6/26/37	250,000	302,485
Royal Bank of Scotland Group PLC 6.125% 12/15/22	4,745,000	5,060,407
		25,790,802
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	401,812
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	370,000	359,398
Deutsche Bank AG 4.5% 4/1/25	1,500,000	1,469,505
Deutsche Bank AG London Branch 4.1% 1/13/26	1,100,000	1,074,149
Deutsche Bank AG New York Branch 3.15% 1/22/21	625,000	619,282
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	166,675
3.2% 2/23/23	3,000,000	2,953,943
3.691% 6/5/28 (b)	3,160,000	3,074,892
3.75% 5/22/25	525,000	522,980
4.017% 10/31/38 (b)	1,000,000	966,331
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	9,513
4.875% 2/15/24	9,000	9,583
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,486,020
5.625% 9/23/19	100,000	104,228
5.75% 1/25/21	4,650,000	4,986,689
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	971,990
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	507,990
		20,684,980
Consumer Finance - 0.6%
Capital One Financial Corp.:
2.5% 5/12/20	625,000	617,612
3.8% 1/31/28	437,000	424,265
Discover Financial Services:
3.95% 11/6/24	2,580,000	2,576,116
4.1% 2/9/27	366,000	362,000
		3,979,993
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 3.25% 9/15/23	1,035,000	1,002,053
Voya Financial, Inc. 3.125% 7/15/24	812,000	790,424
		1,792,477
Insurance - 0.4%
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,003,813
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,086,800
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	82,391
Unum Group 3.875% 11/5/25	50,000	49,756
		2,222,760

TOTAL FINANCIALS		54,471,012

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	525,000	540,827
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. 6.5% 2/15/20	950,000	999,875
Pharmaceuticals - 0.5%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,818
Mylan NV:
3.15% 6/15/21	50,000	49,551
3.95% 6/15/26	1,370,000	1,325,107
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	1,055,000	923,434
3.15% 10/1/26	785,000	640,237
Zoetis, Inc. 3.45% 11/13/20	15,000	15,167
		2,993,314

TOTAL HEALTH CARE		4,534,016

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,050,438
Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,181,411

TOTAL INDUSTRIALS		3,231,849

MATERIALS - 0.2%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	483,055
4.5% 8/1/47 (a)	500,000	498,780
		981,835
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Corporate Office Properties LP 5.25% 2/15/24	146,000	153,541
Duke Realty LP 3.625% 4/15/23	50,000	50,572
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,658,545
4.75% 1/15/28	3,349,000	3,241,788
WP Carey, Inc. 4% 2/1/25	489,000	483,534
		5,587,980
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	561,480
3.95% 11/15/27	311,000	299,614
4.1% 10/1/24	833,000	832,096
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,525,071
5.25% 3/15/21	30,000	31,757
Liberty Property LP 4.4% 2/15/24	40,000	41,731
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,240,502
4% 3/1/28	218,000	215,765
		4,748,016

TOTAL REAL ESTATE		10,335,996

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
3.6% 2/17/23	2,000,000	2,004,503
6.3% 1/15/38	1,100,000	1,268,316
Verizon Communications, Inc.:
5.012% 8/21/54	1,585,000	1,570,048
5.5% 3/16/47	461,000	503,633
		5,346,500
UTILITIES - 0.6%
Electric Utilities - 0.4%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	46,315
7.375% 11/15/31	1,985,000	2,617,220
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	168,201
		2,831,736
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	950,000	1,035,500

TOTAL UTILITIES		3,867,236

TOTAL NONCONVERTIBLE BONDS
(Cost $135,090,919)		131,631,213

U.S. Government and Government Agency Obligations - 43.7%
U.S. Treasury Inflation-Protected Obligations - 7.0%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	11,201,792	10,890,597
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$25,980,856	$25,167,748
0.375% 7/15/27	7,728,439	7,492,575

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		43,550,920

U.S. Treasury Obligations - 36.7%
U.S. Treasury Bonds:
2.75% 11/15/47	3,880,000	3,594,759
3% 2/15/47	23,921,000	23,325,778
U.S. Treasury Notes:
1.5% 5/15/20	38,929,000	38,249,263
1.75% 6/30/22	227,000	219,046
1.875% 3/31/22	77,961,000	75,823,162
1.875% 7/31/22	34,215,000	33,156,473
2% 4/30/24	1,427,000	1,365,851
2.125% 12/31/22	11,155,000	10,892,247
2.125% 7/31/24	17,335,000	16,677,489
2.125% 11/30/24	10,774,000	10,331,677
2.25% 12/31/24	14,563,000	14,068,654
2.25% 11/15/27	1,300,000	1,230,074

TOTAL U.S. TREASURY OBLIGATIONS		228,934,473

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $279,709,782)		272,485,393

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 1.0%
3% 3/1/33 (c)	250,000	248,918
3% 3/1/48 (c)	900,000	872,132
3.5% 3/1/48 (c)	1,450,000	1,447,350
3.5% 3/1/48 (c)	300,000	299,452
3.5% 3/1/48 (c)	300,000	299,452
3.5% 3/1/48 (c)	1,150,000	1,147,898
4% 3/1/48 (c)	800,000	819,500
4% 4/1/48 (c)	800,000	818,188
4.5% 3/1/48 (c)	100,000	104,742

TOTAL FANNIE MAE		6,057,632

Ginnie Mae - 0.0%
3.5% 3/1/48 (c)	200,000	201,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,275,904)		6,258,780

Asset-Backed Securities - 0.5%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$469,405	$469,405
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	1,000,000	993,459
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	220,379	220,024
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	231,418	231,359
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	277,305	274,324
Class A2II, 4.03% 11/20/47 (a)	476,805	477,412
Nationstar HECM Loan Trust Series 2017-2A Class A1, 2.12% 9/25/27 (a)	385,668	384,238
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(d)	100,000	100,629
TOTAL ASSET-BACKED SECURITIES
(Cost $3,165,609)		3,150,850

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (a)(b)	183,373	183,352
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	381,553	378,992
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $570,310)		562,344

Commercial Mortgage Securities - 0.6%
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(d)	500,000	500,933
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1526% 4/10/48 (b)(e)	3,569,568	201,587
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.1241% 5/10/47 (b)(e)	1,925,862	85,974
Series 2014-CR19 Class XA, 1.22% 8/10/47 (b)(e)	5,050,754	242,793
Series 2014-LC17 Class XA, 0.9465% 10/10/47 (b)(e)	4,161,371	143,705
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (b)(e)	1,180,206	61,417
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 3.8095% 12/15/30 (a)(b)(d)	1,296,000	1,295,999
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(d)	151,520	151,550
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(d)	334,000	334,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.047% 12/15/50 (b)(e)	1,498,340	114,009
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9025% 12/15/50 (b)(e)	3,697,807	257,533
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.1255% 8/15/47 (b)(e)	1,240,128	61,346
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,511,084)		3,450,846

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$90,000	$130,647
7.5% 4/1/34	700,000	999,418
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,380,646
Series 2011, 5.877% 3/1/19	970,000	993,484
TOTAL MUNICIPAL SECURITIES
(Cost $4,664,024)		4,504,195

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,869,000
Dominican Republic 5.95% 1/25/27 (a)	1,450,000	1,534,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,558,436)		3,403,825
	Shares	Value

Fixed-Income Funds - 27.8%
Fidelity Floating Rate Central Fund (f)	267,860	27,675,325
Fidelity Mortgage Backed Securities Central Fund (f)	978,403	103,143,224
Fidelity Specialized High Income Central Fund (f)	427,895	43,029,102
TOTAL FIXED-INCOME FUNDS
(Cost $178,296,853)		173,847,651
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $763,711)	650,000	737,223
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $27,416,079)	27,410,597	27,416,079
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $643,022,711)		627,448,399
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,245,590)
NET ASSETS - 100%		$624,202,809

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/48	$(1,450,000)	$(1,447,350)
3.5% 3/1/48	(300,000)	(299,452)
3.5% 3/1/48	(1,150,000)	(1,147,897)
4% 3/1/48	(800,000)	(819,500)
TOTAL TBA SALE COMMITMENTS
(Proceeds $3,712,359)		$(3,714,199)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,904,395 or 2.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,812
Fidelity Floating Rate Central Fund	718,609
Fidelity Mortgage Backed Securities Central Fund	1,228,162
Fidelity Specialized High Income Central Fund	1,840,301
Total	$3,947,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$24,715,867	$2,918,609	$--	$--	$40,849	$27,675,325	1.2%
Fidelity Mortgage Backed Securities Central Fund	89,098,772	29,877,881	12,893,401	35,525	(2,975,553)	103,143,224	1.2%
Fidelity Specialized High Income Central Fund	39,575,278	5,140,301	--	--	(1,686,477)	43,029,102	6.4%
Total	$153,389,917	$37,936,791	$12,893,401	$35,525	$(4,621,181)	$173,847,651

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$131,631,213	$--	$131,631,213	$--
U.S. Government and Government Agency Obligations	272,485,393	--	272,485,393	--
U.S. Government Agency - Mortgage Securities	6,258,780	--	6,258,780	--
Asset-Backed Securities	3,150,850	--	3,150,850	--
Collateralized Mortgage Obligations	562,344	--	562,344	--
Commercial Mortgage Securities	3,450,846	--	3,450,846	--
Municipal Securities	4,504,195	--	4,504,195	--
Foreign Government and Government Agency Obligations	3,403,825	--	3,403,825	--
Fixed-Income Funds	173,847,651	173,847,651	--	--
Preferred Securities	737,223	--	737,223	--
Money Market Funds	27,416,079	27,416,079	--	--
Total Investments in Securities:	$627,448,399	$201,263,730	$426,184,669	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,714,199)	$--	$(3,714,199)	$--
Total Other Financial Instruments:	$(3,714,199)	$--	$(3,714,199)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $437,309,779)	$426,184,669
Fidelity Central Funds (cost $205,712,932)	201,263,730
Total Investment in Securities (cost $643,022,711)		$627,448,399
Cash		28,365
Receivable for TBA sale commitments		3,712,359
Receivable for fund shares sold		1,139,953
Interest receivable		2,697,815
Distributions receivable from Fidelity Central Funds		30,270
Total assets		635,057,161
Liabilities
Payable for investments purchased
Regular delivery	$204,543
Delayed delivery	6,275,902
TBA sale commitments, at value	3,714,199
Payable for fund shares redeemed	505,265
Accrued management fee	154,443
Total liabilities		10,854,352
Net Assets		$624,202,809
Net Assets consist of:
Paid in capital		$639,942,423
Distributions in excess of net investment income		(50,878)
Accumulated undistributed net realized gain (loss) on investments		(112,584)
Net unrealized appreciation (depreciation) on investments		(15,576,152)
Net Assets, for 63,964,101 shares outstanding		$624,202,809
Net Asset Value, offering price and redemption price per share ($624,202,809 ÷ 63,964,101 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$24,782
Interest		4,882,364
Income from Fidelity Central Funds		3,074,935
Total income		7,982,081
Expenses
Management fee	$828,824
Independent trustees' fees and expenses	992
Total expenses before reductions	829,816
Expense reductions	(652)	829,164
Net investment income (loss)		7,152,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(482,667)
Fidelity Central Funds	35,525
Capital gain distributions from Fidelity Central Funds	872,949
Total net realized gain (loss)		425,807
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,083,547)
Fidelity Central Funds	(4,621,181)
Delayed delivery commitments	(1,840)
Total change in net unrealized appreciation (depreciation)		(17,706,568)
Net gain (loss)		(17,280,761)
Net increase (decrease) in net assets resulting from operations		$(10,127,844)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,152,917	$1,174,624
Net realized gain (loss)	425,807	107,608
Change in net unrealized appreciation (depreciation)	(17,706,568)	2,130,416
Net increase (decrease) in net assets resulting from operations	(10,127,844)	3,412,648
Distributions to shareholders from net investment income	(7,256,974)	(1,121,245)
Distributions to shareholders from net realized gain	(646,200)	–
Total distributions	(7,903,174)	(1,121,245)
Share transactions
Proceeds from sales of shares	229,910,745	513,311,762
Reinvestment of distributions	7,903,169	1,121,245
Cost of shares redeemed	(88,824,648)	(23,479,849)
Net increase (decrease) in net assets resulting from share transactions	148,989,266	490,953,158
Total increase (decrease) in net assets	130,958,248	493,244,561
Net Assets
Beginning of period	493,244,561	–
End of period	$624,202,809	$493,244,561
Other Information
Undistributed net investment income end of period	$–	$53,179
Distributions in excess of net investment income end of period	$(50,878)	$–
Shares
Sold	23,089,745	51,231,377
Issued in reinvestment of distributions	795,621	111,440
Redeemed	(8,922,457)	(2,341,625)
Net increase (decrease)	14,962,909	49,001,192

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.129	.061
Net realized and unrealized gain (loss)	(.296)	.073
Total from investment operations	(.167)	.134
Distributions from net investment income	(.131)	(.064)
Distributions from net realized gain	(.012)	–
Total distributions	(.143)	(.064)
Net asset value, end of period	$9.76	$10.07
Total ReturnC,D	(1.68)%	1.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%G
Expenses net of fee waivers, if any	.30%G	.30%G
Expenses net of all reductions	.30%G	.30%G
Net investment income (loss)	2.62%G	2.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$624,203	$493,245
Portfolio turnover rateH	48%G	51%I

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.06%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$127,308
Gross unrealized depreciation	(15,735,426)
Net unrealized appreciation (depreciation)	$(15,608,118)
Tax cost	$643,056,517

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $75,701,656 and $23,866,088, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $652.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.30%	$1,000.00	$983.20	$1.48
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .03%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBDK6-SANN-0418
1.9884014.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018